UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Balanced Strategy Fund

Diversified Equity Strategy Fund

Diversified Income Strategy Fund

Growth & Income Strategy Fund

For the six-month period ended May 31, 2012

Lord Abbett Investment Trust
Lord Abbett Balanced Strategy Fund,
Lord Abbett Diversified Equity Strategy Fund,
Lord Abbett Diversified Income Strategy Fund, and
Lord Abbett Growth & Income Strategy Fund
Semiannual Report
For the six-month period ended May 31, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended May 31, 2012. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Expense Examples

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 through May 31, 2012).

Actual Expenses

          For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 12/1/11 – 5/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Balanced Strategy Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A*
Actual	$1,000.00	$1,024.50	$1.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.54	$1.47
Class B*
Actual	$1,000.00	$1,019.60	$5.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.25
Class C*
Actual	$1,000.00	$1,019.80	$5.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$5.15
Class F*
Actual	$1,000.00	$1,024.20	$0.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.29	$0.71
Class I*
Actual	$1,000.00	$1,024.70	$0.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.20
Class P*
Actual	$1,000.00	$1,022.50	$2.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.55	$2.48
Class R2*
Actual	$1,000.00	$1,022.40	$3.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.23
Class R3*
Actual	$1,000.00	$1,022.30	$2.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.34	$2.68

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.29% for Class A, 1.04% for Class B, 1.02% for Class C, 0.14% for Class F, 0.04% for Class I, 0.49% for Class P, 0.64% for Class R2 and 0.53% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

#	Does not include expenses of the Underlying Funds in which the Balanced Strategy Fund invests.
*

The annualized expenses of each class have been restated (0.30% for Class A, 1.05% for Class B, 1.03% for Class C, 0.15% for Class F, 0.05% for Class I, 0.50% for Class P, 0.65% for Class R2 and 0.55% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$1.52	$1.52
Class B	$5.30	$5.30
Class C	$5.20	$5.20
Class F	$0.76	$0.76
Class I	$0.25	$0.25
Class P	$2.53	$2.53
Class R2	$3.29	$3.29
Class R3	$2.78	$2.78

Balanced Strategy Fund (concluded)

Portfolio Holdings Presented by Portfolio Allocation
May 31, 2012

Portfolio Allocation	%*
Equity	54.56%
Fixed Income	45.39%
Short-Term Investment	0.05%
Total	100.00%

*	Represents percent of total investments.

Diversified Equity Strategy Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#

	12/1/11	5/31/12	12/1/11 -5/31/12

Class A
Actual	$1,000.00	$1,013.10	$1.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.76	$1.26
Class B
Actual	$1,000.00	$1,009.30	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.99	$5.05
Class C
Actual	$1,000.00	$1,009.30	$4.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.15	$4.90
Class F
Actual	$1,000.00	$1,013.80	$0.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.50	$0.51
Class I
Actual	$1,000.00	$1,014.10	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.00	$0.00
Class P
Actual	$1,000.00	$1,012.30	$2.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.75	$2.28
Class R2
Actual	$1,000.00	$1,011.20	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.03
Class R3
Actual	$1,000.00	$1,011.60	$2.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.50	$2.53

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Class B, 0.97% for Class C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which the Diversified Funds in which the Diversified Equity Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation
May 31, 2012

Portfolio Allocation	%*
Equity	100.00%
Total	100.00%

*	Represents percent of total investments.

Diversified Income Strategy Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A*
Actual	$1,000.00	$1,033.20	$1.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.54	$1.47
Class B*
Actual	$1,000.00	$1,029.60	$5.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.25
Class C*
Actual	$1,000.00	$1,029.10	$5.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.82	$5.25
Class F*
Actual	$1,000.00	$1,033.90	$0.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.28	$0.71
Class I*
Actual	$1,000.00	$1,033.80	$0.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.20
Class P*
Actual	$1,000.00	$1,031.80	$2.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.47	$2.58
Class R2*
Actual	$1,000.00	$1,030.90	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.23
Class R3*
Actual	$1,000.00	$1,031.20	$2.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.73

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.29% for Class A, 1.04% for Classes B and C, 0.14% for Class F, 0.04% for Class I, 0.51% for Class P, 0.64% for Class R2 and 0.54% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

#	Does not include expenses of the Underlying Funds in which the Diversified Income Strategy Fund invests.
*

The annualized expenses of each class have been restated (0.30% for Class A, 1.05% for Classes B and C, 0.15% for Class F, 0.05% for Class I, 0.52% for Class P, 0.65% for Class R2 and 0.55% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$1.52	$1.52
Class B	$5.33	$5.30
Class C	$5.33	$5.30
Class F	$0.76	$0.76
Class I	$0.25	$0.25
Class P	$2.64	$2.63
Class R2	$3.30	$3.29
Class R3	$2.79	$2.78

Diversified Income Strategy Fund (concluded)

Portfolio Holdings Presented by Portfolio Allocation
May 31, 2012

Portfolio Allocation	%*
Equity	24.59%
Fixed Income	75.30%
Short-Term Investment	0.11%
Total	100.00%

*	Represents percent of total investments.

Growth & Income Strategy Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A*
Actual	$1,000.00	$1,019.10	$1.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.54	$1.47
Class B*
Actual	$1,000.00	$1,015.30	$5.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.25
Class C*
Actual	$1,000.00	$1,015.60	$5.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.90	$5.15
Class F*
Actual	$1,000.00	$1,019.80	$0.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.29	$0.71
Class I*
Actual	$1,000.00	$1,020.20	$0.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.78	$0.20
Class P*
Actual	$1,000.00	$1,018.00	$2.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.82	$2.23
Class R2*
Actual	$1,000.00	$1,017.10	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.23
Class R3*
Actual	$1,000.00	$1,017.20	$2.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.33	$2.68

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.29% for Class A, 1.04% for Class B, 1.02% for Class C, 0.14% for Class F, 0.04% for Class I, 0.44% for Class P, 0.64% for Class R2 and 0.53% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

#	Does not include expenses of the Underlying Funds in which the Growth & Income Strategy Fund invests.
*

The annualized expenses of each class have been restated (0.30% for Class A, 1.05% for Class B, 1.03% for Class C, 0.15% for Class F, 0.05% for Class I, 0.50% for Class P, 0.65% for Class R2 and 0.55% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$1.51	$1.52
Class B	$5.29	$5.30
Class C	$5.19	$5.20
Class F	$0.76	$0.76
Class I	$0.25	$0.25
Class P	$2.52	$2.53
Class R2	$3.28	$3.29
Class R3	$2.77	$2.78

Growth & Income Strategy Fund (concluded)

Portfolio Holdings Presented by Portfolio Allocation
May 31, 2012

Sector*	%*
Equity	74.14%
Fixed Income	25.81%
Short-Term Investment	0.05%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments (unaudited)
BALANCED STRATEGY FUND May 31, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 100.02%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	20,951,475	$226,904
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I*(c)	728,750	11,704
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(c)	1,503,263	23,736
Lord Abbett Research Fund, Inc.-Classic Stock Fund-Class I(d)	1,323,578	37,338
Lord Abbett Investment Trust-Convertible Fund-Class I(e)	12,422,829	130,440
Lord Abbett Global Fund, Inc.- Emerging Markets Currency Fund-Class I(f)	21,267,329	129,518
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund- Class I*(g)	2,499,491	48,690
Lord Abbett Investment Trust-High Yield Fund- Class I(h)	41,206,268	313,168
Lord Abbett Securities Trust-International Dividend Income Fund- Class I(i)	23,765,154	167,307
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.)-Class I(j)	12,397,382	197,366
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	4,404,892	20,130

Total Investments in Underlying Funds (cost $1,343,441,403)		1,306,301

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.05%

Repurchase Agreement
Repurchase Agreement dated 5/31/2012, 0.01% due 6/1/2012 with Fixed Income Clearing Corp. collateralized by $655,000 of Federal Home Loan Bank at 4.50% due 11/15/2012; value: $668,919; proceeds: $652,628 (cost $652,628)	$653	$653

Total Investments in Securities 100.07% (cost $1,344,094,031)		1,306,954

Liabilities in Excess of Other Assets (0.07)%		(894)

Net Assets 100.00%		$1,306,060

*	Non-income producing security.
(a)	Affiliated issuer (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(e)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)
DIVERSIFIED EQUITY STRATEGY FUND May 31, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.93%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,376,567	$25,738
Lord Abbett Research Fund, Inc.-Classic Stock Fund-Class I(c)	1,213,522	34,234
Lord Abbett Developing Growth Fund, Inc.- Class I*(d)	396,043	8,594
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	1,400,369	17,169
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund- Class I*(e)	875,330	17,051
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	1,988,209	20,419
Lord Abbett Securities Trust-International Opportunities Fund- Class I(g)	1,154,923	13,501
Lord Abbett Stock Appreciation Fund- Class I*(h)	2,833,672	17,087
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,132,102	17,185

Total Investments in Underlying Funds (cost $156,172,000)		170,978

Cash and Other Assets in Excess of Liabilities 0.07%		128

Net Assets 100.00%		$171,106

*	Non-income producing security.
(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is long-term capital growth.

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)
DIVERSIFIED INCOME STRATEGY FUND May 31, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.73%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,576,296	$27,901
Lord Abbett Equity Trust- Calibrated Large Cap Value Fund-Class I*(c)	206,102	3,310
Lord Abbett Equity Trust- Calibrated Mid Cap Value Fund-Class I*(c)	278,733	4,401
Lord Abbett Investment Trust-Convertible Fund- Class I(d)	5,385,257	56,545
Lord Abbett Global Fund, Inc.- Emerging Markets Currency Fund-Class I(e)	8,422,874	51,296
Lord Abbett Investment Trust-High Yield Fund- Class I(f)	23,345,485	177,426
Lord Abbett Securities Trust-International Dividend Income Fund- Class I(g)	6,055,430	42,630
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.)- Class I(h)	3,328,197	52,985
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	25,499,135	116,531

Total Investments in Underlying Funds (cost $538,684,876)		533,025

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.11%

Repurchase Agreement
Repurchase Agreement dated 5/31/2012, 0.01% due 6/1/2012 with Fixed Income Clearing Corp. collateralized by $565,000 of Federal National Mortgage Assoc. at 4.38% due 9/15/2012; value: $578,419; proceeds: $564,969 (cost $564,969)	$565	$565

Total Investments in Securities 99.84% (cost $539,249,845)		533,590

Other Assets in Excess of Liabilities 0.16%		851

Net Assets 100.00%		$534,441

*	Non-income producing security.
(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)
GROWTH & INCOME STRATEGY FUND May 31, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 100.07%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	5,458,720	$59,118
Lord Abbett Equity Trust- Calibrated Large Cap Value Fund-Class I*(c)	375,921	6,037
Lord Abbett Equity Trust- Calibrated Mid Cap Value Fund-Class I*(c)	453,056	7,154
Lord Abbett Research Fund, Inc.-Classic Stock Fund- Class I(d)	3,753,001	105,872
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	2,572,953	31,544
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund- Class I*(e)	306,253	5,966
Lord Abbett Investment Trust-High Yield Fund- Class I(f)	19,985,237	151,888
Lord Abbett Securities Trust-International Dividend Income Fund- Class I(g)	16,617,394	116,986
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.)-Class I(h)	8,128,992	129,414
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	4,422,147	20,209
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(j)	2,130,078	32,335

Total Investments in Underlying Funds (cost $680,639,358)		666,523

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.05%

Repurchase Agreement
Repurchase Agreement dated 5/31/2012, 0.01% due 6/1/2012 with Fixed Income Clearing Corp. collateralized by $325,000 of Federal Home Loan Bank at 0.17% due 2/8/2013; value: $324,838; proceeds: $317,803 (cost $317,803)	$318	$318

Total Investments in Securities 100.12% (cost $680,957,161)		666,841

Liabilities in Excess of Other Assets (0.12)%		(826)

Net Assets 100.00%		$666,015

*	Non-income producing security.
(a)	Affiliated issuer (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Fund investment objective is long-term capital appreciation.

See Notes to Financial Statements.	13

Statements of Assets and Liabilities (unaudited)
May 31, 2012

	Balanced Strategy Fund	Diversified Equity Strategy Fund
ASSETS:
Investments in securities, at cost	$1,344,094,031	$156,172,000

Investments in securities, at fair value	$1,306,954,302	$170,978,062
Cash	—	1,801
Receivables:
Investment securities sold	10,214,664	214,882
Interest and dividends	2,474,086	—
Capital shares sold	4,187,134	187,129
From affiliates (See Note 3)	141,779	29,750
Prepaid expenses and other assets	77,230	59,190

Total assets	1,324,049,195	171,470,814

LIABILITIES:
Payables:
Investment securities purchased	12,192,609	—
Capital shares reacquired	2,846,237	219,450
12b-1 distribution fees	412,063	61,759
Trustees’ fees	127,084	5,012
Management fee	57,171	—
Distributions payable	1,996,060	—
Accrued expenses and other liabilities	358,381	78,983

Total liabilities	17,989,605	365,204

NET ASSETS	$1,306,059,590	$171,105,610

COMPOSITION OF NET ASSETS:
Paid-in capital	$1,443,021,075	$168,760,026
Undistributed (distributions in excess of) net investment income	(571,994)	141,715
Accumulated net realized loss on investments	(99,249,762)	(12,602,193)
Net unrealized appreciation (depreciation) on investments	(37,139,729)	14,806,062

Net Assets	$1,306,059,590	$171,105,610

14	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)
May 31, 2012

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Net assets by class:
Class A Shares	$1,011,592,257	$111,553,537
Class B Shares	$52,721,450	$7,021,607
Class C Shares	$180,148,232	$40,406,242
Class F Shares	$8,796,085	$5,025,879
Class I Shares	$28,846,276	$2,165,560
Class P Shares	$1,494,777	$141,077
Class R2 Shares	$1,045,144	$512,917
Class R3 Shares	$21,415,369	$4,278,791
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	101,300,461	7,192,110
Class B Shares	5,282,338	461,193
Class C Shares	18,108,500	2,657,600
Class F Shares	881,376	324,231
Class I Shares	2,890,065	138,801
Class P Shares	150,168	9,032
Class R2 Shares	103,173	33,110
Class R3 Shares	2,147,757	277,599
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$ 9.99	$15.51
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$10.60	$16.46
Class B Shares-Net asset value	$ 9.98	$15.22
Class C Shares-Net asset value	$ 9.95	$15.20
Class F Shares-Net asset value	$ 9.98	$15.50
Class I Shares-Net asset value	$ 9.98	$15.60
Class P Shares-Net asset value	$ 9.95	$15.62
Class R2 Shares-Net asset value	$10.13	$15.49
Class R3 Shares-Net asset value	$ 9.97	$15.41

See Notes to Financial Statements.	15

Statements of Assets and Liabilities (unaudited)(continued)
May 31, 2012

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
ASSETS:
Investments in securities, at cost	$539,249,845	$680,957,161
Investments in securities, at fair value	$533,589,795	$666,840,776
Receivables:
Investment securities sold	2,100,000	3,300,000
Interest and dividends	1,673,616	1,085,131
Capital shares sold	4,519,216	1,116,140
From affiliates (See Note 3)	43,558	82,784
Prepaid expenses and other assets	81,486	79,283

Total assets	542,007,671	672,504,114

LIABILITIES:
Payables:
Investment securities purchased	4,245,601	4,456,881
Capital shares reacquired	1,563,227	1,556,902
12b-1 distribution fees	202,827	214,983
Trustees’ fees	6,369	24,865
Management fee	22,683	29,264
Distributions payable	1,447,053	—
Accrued expenses and other liabilities	79,382	205,773

Total liabilities	7,567,142	6,488,668

NET ASSETS	$534,440,529	$666,015,446

COMPOSITION OF NET ASSETS:
Paid-in capital	$546,785,786	$711,718,301
Undistributed net investment income	40,513	1,652,327
Accumulated net realized loss on investments	(6,725,720)	(33,238,797)
Net unrealized depreciation on investments	(5,660,050)	(14,116,385)

Net Assets	$534,440,529	$666,015,446

16	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)
May 31, 2012

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Net assets by class:
Class A Shares	$307,683,254	$516,599,171
Class B Shares	$8,566,646	$26,591,075
Class C Shares	$154,196,652	$103,049,317
Class F Shares	$57,977,291	$4,629,695
Class I Shares	$678,107	$2,619,300
Class P Shares	$9,706	$5,129
Class R2 Shares	$395,433	$177,843
Class R3 Shares	$4,933,440	$12,343,916
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	21,837,060	34,797,935
Class B Shares	601,716	1,803,032
Class C Shares	10,822,966	6,988,554
Class F Shares	4,115,730	311,950
Class I Shares	48,317	175,781
Class P Shares	682.453	344
Class R2 Shares	27,537	11,830
Class R3 Shares	350,036	833,210
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.09	$14.85
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$14.95	$15.76
Class B Shares-Net asset value	$14.24	$14.75
Class C Shares-Net asset value	$14.25	$14.75
Class F Shares-Net asset value	$14.09	$14.84
Class I Shares-Net asset value	$14.03	$14.90
Class P Shares-Net asset value	$14.22	$14.91
Class R2 Shares-Net asset value	$14.36	$15.03
Class R3 Shares-Net asset value	$14.09	$14.81

See Notes to Financial Statements.	17

Statements of Operations (unaudited)
For the Six Months Ended May 31, 2012

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Investment income:
Dividends	$25,875,551	$1,231,637
Interest	24	9

Total investment income	25,875,575	1,231,646

Expenses:
Management fee	679,144	91,347
12b-1 distribution plan-Class A	1,306,673	149,238
12b-1 distribution plan-Class B	294,776	40,596
12b-1 distribution plan-Class C	922,203	204,377
12b-1 distribution plan-Class F	4,746	2,733
12b-1 distribution plan-Class P	4,239	322
12b-1 distribution plan-Class R2	4,142	1,490
12b-1 distribution plan-Class R3	52,513	9,991
Shareholder servicing	877,090	161,033
Professional	18,186	15,865
Reports to shareholders	61,126	9,383
Custody	9,666	2,437
Trustees’ fees	19,232	2,549
Registration	70,528	37,619
Other	15,897	3,607

Gross expenses	4,340,161	732,587
Expense reductions (See Note 7)	(465)	(51)
Expenses assumed by Underlying Funds (See Note 3)	(1,071,260)	(232,442)
Management fee waived (See Note 3)	(394,193)	(91,347)

Net expenses	2,874,243	408,747

Net investment income	23,001,332	822,899

Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	2,363,821	2,431,895
Net realized loss on investments	(3,128,325)	(774,488)
Net change in unrealized appreciation/depreciation on investments	8,185,955	(371,630)

Net realized and unrealized gain	7,421,451	1,285,777

Net Increase in Net Assets Resulting From Operations	$30,422,783	$2,108,676

18	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)
For the Six Months Ended May 31, 2012

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Investment income:
Dividends	$11,480,733	$11,495,146
Interest	50	23

Total investment income	11,480,783	11,495,169

Expenses:
Management fee	242,222	342,140
12b-1 distribution plan-Class A	359,337	661,159
12b-1 distribution plan-Class B	46,217	145,053
12b-1 distribution plan-Class C	677,559	517,305
12b-1 distribution plan-Class F	22,630	2,212
12b-1 distribution plan-Class P	21	12
12b-1 distribution plan-Class R2	985	530
12b-1 distribution plan-Class R3	11,907	30,252
Shareholder servicing	223,172	500,523
Professional	16,464	16,891
Reports to shareholders	16,814	33,062
Custody	4,324	5,484
Trustees’ fees	6,402	9,518
Registration	51,961	60,688
Other	5,601	8,542

Gross expenses	1,685,616	2,333,371
Expense reductions (See Note 7)	(170)	(224)
Expenses assumed by Underlying Funds (See Note 3)	(324,568)	(634,484)
Management fee waived (See Note 3)	(138,995)	(197,888)

Net expenses	1,221,883	1,500,775

Net investment income	10,258,900	9,994,394

Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	1,181,634	1,013,669
Net realized gain (loss) on investments	(3,168,167)	2,620,816
Net change in unrealized appreciation/depreciation on investments	2,811,206	(2,941,014)

Net realized and unrealized gain	824,673	693,471

Net Increase in Net Assets Resulting From Operations	$11,083,573	$10,687,865

See Notes to Financial Statements.	19

Statements of Changes in Net Assets

	Balanced Strategy Fund

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income	$23,001,332	$47,822,747
Capital gains distributions received from Underlying Funds	2,363,821	1,093,967
Net realized loss on investments	(3,128,325)	(21,496,874)
Net change in unrealized appreciation/depreciation on investments	8,185,955	(11,175,230)

Net increase in net assets resulting from operations	30,422,783	16,244,610

Distributions to shareholders from:
Net investment income
Class A	(18,804,610)	(39,476,548)
Class B	(840,379)	(2,197,509)
Class C	(2,708,464)	(5,793,336)
Class F	(179,020)	(345,067)
Class I	(580,076)	(1,028,661)
Class P	(33,722)	(153,219)
Class R2	(21,591)	(28,362)
Class R3	(358,414)	(623,789)

Total distributions to shareholders	(23,526,276)	(49,646,491)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	130,665,776	324,052,197
Reinvestment of distributions	22,595,459	47,380,748
Cost of shares reacquired	(152,328,367)	(357,185,989)

Net increase in net assets resulting from capital share transactions	932,868	14,246,956

Net increase (decrease) in net assets	7,829,375	(19,154,925)

NET ASSETS:
Beginning of period	$1,298,230,215	$1,317,385,140

End of period	$1,306,059,590	$1,298,230,215

Distributions in excess of net investment income	$(571,994)	$(47,050)

20	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Diversified Equity Strategy Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income	$822,899	$191,942
Capital gains distributions received from Underlying Funds	2,431,895	910,455
Net realized loss on investments	(774,488)	(2,170,113)
Net change in unrealized appreciation/depreciation on investments	(371,630)	(1,683,967)

Net increase (decrease) in net assets resulting from operations	2,108,676	(2,751,683)

Distributions to shareholders from:
Net investment income
Class A	(632,890)	(142,233)
Class F	(38,918)	(6,290)
Class I	(20,003)	(6,120)
Class P	(504)	(41)
Class R2	(1,452)	(512)
Class R3	(15,326)	(2,884)

Total distributions to shareholders	(709,093)	(158,080)

Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	26,708,557	77,886,704
Reinvestment of distributions	612,034	143,855
Cost of shares reacquired	(28,095,220)	(57,597,566)

Net increase (decrease) in net assets resulting from capital share transactions	(774,629)	20,432,993

Net increase in net assets	624,954	17,523,230

NET ASSETS:
Beginning of period	$170,480,656	$152,957,426

End of period	$171,105,610	$170,480,656

Undistributed net investment income	$141,715	$27,909

See Notes to Financial Statements.	21

Statements of Changes in Net Assets (continued)

	Diversified Income Strategy Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income	$10,258,900	$18,698,826
Capital gains distributions received from Underlying Funds	1,181,634	1,147,931
Net realized loss on investments	(3,168,167)	(333,148)
Net change in unrealized appreciation/depreciation on investments	2,811,206	(16,163,960)

Net increase in net assets resulting from operations	11,083,573	3,349,649

Distributions to shareholders from:
Net investment income
Class A	(6,412,685)	(12,692,073)
Class B	(166,912)	(462,621)
Class C	(2,506,045)	(4,410,738)
Class F	(1,054,777)	(1,685,468)
Class I	(12,278)	(19,095)
Class P	(196)	(386)
Class R2	(6,786)	(4,339)
Class R3	(100,816)	(173,712)
Net realized gain
Class A	(1,229,036)	—
Class B	(41,893)	—
Class C	(541,069)	—
Class F	(159,228)	—
Class I	(2,061)	—
Class P	(40)	—
Class R2	(877)	—
Class R3	(18,848)	—

Total distributions to shareholders	(12,253,547)	(19,448,432)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	179,598,285	267,268,164
Reinvestment of distributions	10,469,809	15,587,319
Cost of shares reacquired	(72,630,487)	(118,410,613)

Net increase in net assets resulting from capital share transactions	117,437,607	164,444,870

Net increase in net assets	116,267,633	148,346,087

NET ASSETS:
Beginning of period	$418,172,896	$269,826,809

End of period	$534,440,529	$418,172,896

Undistributed net investment income	$40,513	$42,108

22	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Growth & Income Strategy Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income	$9,994,394	$13,824,542
Capital gains distributions received from Underlying Funds	1,013,669	1,230,679
Net realized gain (loss) on investments	2,620,816	(18,534,039)
Net change in unrealized appreciation/depreciation on investments	(2,941,014)	3,010,855

Net increase (decrease) in net assets resulting from operations	10,687,865	(467,963)

Distributions to shareholders from:
Net investment income
Class A	(8,008,498)	(11,517,797)
Class B	(338,674)	(569,590)
Class C	(1,243,521)	(1,763,790)
Class F	(68,443)	(139,808)
Class I	(34,100)	(19,589)
Class P	(74)	(71)
Class R2	(2,292)	(2,971)
Class R3	(169,873)	(246,386)

Total distributions to shareholders	(9,865,475)	(14,260,002)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	94,247,079	227,351,804
Reinvestment of distributions	9,527,074	13,732,848
Cost of shares reacquired	(77,628,195)	(148,119,369)

Net increase in net assets resulting from capital share transactions	26,145,958	92,965,283

Net increase in net assets	26,968,348	78,237,318

NET ASSETS:
Beginning of period	$639,047,098	$560,809,780

End of period	$666,015,446	$639,047,098

Undistributed net investment income	$1,652,327	$1,523,408

See Notes to Financial Statements.	23

Financial Highlights
BALANCED STRATEGY FUND

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.93		$10.18	$9.73	$7.62	$12.27	$12.13

Investment operations:
Net investment income(a)	.18		.37	.36	.36	.42	.36
Net realized and unrealized gain (loss)	.07		(.23)	.45	2.16	(3.99)	.53

Total from investment operations	.25		.14	.81	2.52	(3.57)	.89

Distributions to shareholders from:
Net investment income	(.19)		(.39)	(.36)	(.36)	(.56)	(.40)
Net realized gain	—		—	—	(.05)	(.52)	(.35)

Total distributions	(.19)		(.39)	(.36)	(.41)	(1.08)	(.75)

Net asset value, end of period	$9.99		$9.93	$10.18	$9.73	$7.62	$12.27

Total Return(b)	2.45	%(c)	1.21%	8.48%	34.52%	(31.62)%	7.66%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.15	%(c)	.28%	.35%	.27%	.31%	.32%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.15	%(c)	.28%	.35%	.27%	.31%	.32%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.25	%(c)	.54%	.61%	.67%	.65%	.63%

Net investment income	1.76	%(c)	3.56%	3.64%	4.28%	4.06%	2.98%

Supplemental Data:

Net assets, end of period (000)	$1,011,592		$997,494	$1,022,992	$970,528	$744,325	$1,124,757
Portfolio turnover rate	42.36	%(c)	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

24	See Notes to Financial Statements.

Financial Highlights (continued)
BALANCED STRATEGY FUND

	Class B Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.93		$10.18	$9.72	$7.62	$12.25	$12.12

Investment operations:
Net investment income(a)	.15		.30	.30	.30	.35	.28
Net realized and unrealized gain (loss)	.05		(.24)	.45	2.15	(3.97)	.52

Total from investment operations	.20		.06	.75	2.45	(3.62)	.80

Distributions to shareholders from:
Net investment income	(.15)		(.31)	(.29)	(.30)	(.49)	(.32)
Net realized gain	—		—	—	(.05)	(.52)	(.35)

Total distributions	(.15)		(.31)	(.29)	(.35)	(1.01)	(.67)

Net asset value, end of period	$9.98		$9.93	$10.18	$9.72	$7.62	$12.25

Total Return(b)	1.96	%(c)	.49%	7.88%	33.47%	(31.99)%	6.90%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.52	%(c)	1.00%	1.00%	.92%	.96%	.97%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.52	%(c)	1.00%	1.00%	.92%	.96%	.97%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.63	%(c)	1.25%	1.27%	1.32%	1.30%	1.28%

Net investment income	1.41	%(c)	2.87%	3.00%	3.65%	3.41%	2.34%

Supplemental Data:

Net assets, end of period (000)	$52,721		$60,612	$79,950	$89,402	$73,656	$120,103
Portfolio turnover rate	42.36	%(c)	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	25

Financial Highlights (continued)
BALANCED STRATEGY FUND

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.89		$10.15	$9.70	$7.60	$12.23	$12.10

Investment operations:
Net investment income(a)	.14		.30	.30	.30	.35	.28
Net realized and unrealized gain (loss)	.07		(.24)	.44	2.16	(3.97)	.53

Total from investment operations	.21		.06	.74	2.46	(3.62)	.81

Distributions to shareholders from:
Net investment income	(.15)		(.32)	(.29)	(.31)	(.49)	(.33)
Net realized gain	—		—	—	(.05)	(.52)	(.35)

Total distributions	(.15)		(.32)	(.29)	(.36)	(1.01)	(.68)

Net asset value, end of period	$9.95		$9.89	$10.15	$9.70	$7.60	$12.23

Total Return(b)	1.98	%(c)	.53%	7.81%	33.59%	(32.03)%	6.95%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.51	%(c)	.97%	1.00%	.92%	.96%	.97%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.51	%(c)	.97%	1.00%	.92%	.96%	.97%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.62	%(c)	1.23%	1.26%	1.32%	1.30%	1.29%

Net investment income	1.39	%(c)	2.87%	2.99%	3.62%	3.41%	2.32%

Supplemental Data:

Net assets, end of period (000)	$180,148		$179,605	$182,662	$178,371	$131,719	$198,510
Portfolio turnover rate	42.36	%(c)	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

26	See Notes to Financial Statements.

Financial Highlights (continued)
BALANCED STRATEGY FUND

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)
							9/7/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.93		$10.17	$9.72	$7.62	$12.27	$11.99

Investment operations:
Net investment income(b)							—	(c)
Net realized and unrealized gain							.16

Total from investment operations							.16

Net asset value on SEC Effective Date, September 14, 2007							$12.15

Investment operations:
Net investment income(b)	.19		.39	.38	.35	.43	.09
Net realized and unrealized gain (loss)	.05		(.22)	.45	2.18	(3.97)	.09

Total from investment operations	.24		.17	.83	2.53	(3.54)	.18

Distributions to shareholders from:
Net investment income	(.19)		(.41)	(.38)	(.38)	(.59)	(.06)
Net realized gain	—		—	—	(.05)	(.52)	—

Total distributions	(.19)		(.41)	(.38)	(.43)	(1.11)	(.06)

Net asset value, beginning of period	$9.98		$9.93	$10.17	$9.72	$7.62	$12.27

Total Return(d)							1.33	%(e)(f)
Total Return(d)	2.42	%(e)	1.49%	8.76%	34.74%	(31.43)%	1.48	%(e)(g)
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.07	%(e)	.10%	.10%	.01%	.10%	.00	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.07	%(e)	.10%	.10%	.01%	.10%	.00	%(e)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.18	%(e)	.36%	.36%	.41%	.41%	.09	%(e)

Net investment income	1.84	%(e)	3.74%	3.80%	4.18%	4.57%	.72	%(e)

Supplemental Data:

Net assets, end of period (000)	$8,796		$8,634	$8,039	$4,024	$1,355	$10
Portfolio turnover rate	42.36	%(e)	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.	27

Financial Highlights (continued)
BALANCED STRATEGY FUND

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.93		$10.18	$9.73	$7.63	$12.28	$12.14

Investment operations:
Net investment income(a)	.20		.41	.39	.37	.36	.41
Net realized and unrealized gain (loss)	.05		(.24)	.45	2.17	(3.89)	.52

Total from investment operations	.25		.17	.84	2.54	(3.53)	.93

Distributions to shareholders from:
Net investment income	(.20)		(.42)	(.39)	(.39)	(.60)	(.44)
Net realized gain	—		—	—	(.05)	(.52)	(.35)

Total distributions	(.20)		(.42)	(.39)	(.44)	(1.12)	(.79)

Net asset value, end of period	$9.98		$9.93	$10.18	$9.73	$7.63	$12.28

Total Return(b)	2.47	%(c)	1.49%	8.86%	34.82%	(31.32)%	8.02%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.02	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.02	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.13	%(c)	.26%	.26%	.32%	.30%	.29%

Net investment income	1.89	%(c)	3.86%	3.96%	4.32%	3.49%	3.34%

Supplemental Data:

Net assets, end of period (000)	$28,846		$28,708	$3,731	$2,737	$823	$1,289
Portfolio turnover rate	42.36	%(c)	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

28	See Notes to Financial Statements.

Financial Highlights (continued)
BALANCED STRATEGY FUND

	Class P Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.90		$10.15	$9.70	$7.60	$12.23	$12.10

Investment operations:
Net investment income(a)	.19		.37	.35	.35	.40	.33
Net realized and unrealized gain (loss)	.04		(.25)	.45	2.15	(3.96)	.54

Total from investment operations	.23		.12	.80	2.50	(3.56)	.87

Distributions to shareholders from:
Net investment income	(.18)		(.37)	(.35)	(.35)	(.55)	(.39)
Net realized gain	—		—	—	(.05)	(.52)	(.35)

Total distributions	(.18)		(.37)	(.35)	(.40)	(1.07)	(.74)

Net asset value, end of period	$9.95		$9.90	$10.15	$9.70	$7.60	$12.23

Total Return(b)	2.25	%(c)	1.04%	8.39%	34.33%	(31.62)%	7.51%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.25	%(c)	.45%	.45%	.38%	.41%	.42%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.25	%(c)	.45%	.45%	.38%	.41%	.42%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.35	%(c)	.70%	.71%	.77%	.75%	.74%

Net investment income	1.80	%(c)	3.45%	3.55%	4.23%	3.90%	2.74%

Supplemental Data:

Net assets, end of period (000)	$1,495		$2,435	$5,503	$5,813	$5,255	$8,686
Portfolio turnover rate	42.36	%(c)	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	29

Financial Highlights (continued)
BALANCED STRATEGY FUND

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)
							9/7/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.07		$10.33	$9.84	$7.67	$12.27	$11.99

Investment operations:
Net investment income(b)							—	(c)
Net realized and unrealized gain							.16

Total from investment operations							.16

Net asset value on SEC Effective Date, September 14, 2007							$12.15

Investment operations:
Net investment income(b)	.16		.35	.32	.38	.44	.08
Net realized and unrealized gain (loss)	.07		(.25)	.50	2.18	(3.99)	.09

Total from investment operations	.23		.10	.82	2.56	(3.55)	.17

Distributions to shareholders from:
Net investment income	(.17)		(.36)	(.33)	(.34)	(.53)	(.05)
Net realized gain	—		—	—	(.05)	(.52)	—

Total distributions	(.17)		(.36)	(.33)	(.39)	(1.05)	(.05)

Net asset value, end of period	$10.13		$10.07	$10.33	$9.84	$7.67	$12.27

Total Return(d)							1.33	%(e)(f)
Total Return(d)	2.24	%(e)	.81%	8.55%	34.77%	(31.35)%	1.39	%(e)(g)
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.32	%(e)	.60%	.56%	.00%	.05%	.11	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.32	%(e)	.60%	.56%	.00%	.05%	.11	%(e)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.43	%(e)	.86%	.81%	.29%	.39%	.20	%(e)

Net investment income	1.52	%(e)	3.33%	3.15%	4.54%	4.32%	.61	%(e)

Supplemental Data:

Net assets, end of period (000)	$1,045		$1,148	$338	$10	$7	$10
Portfolio turnover rate	42.36	%(e)	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

30	See Notes to Financial Statements.

Financial Highlights (concluded)
BALANCED STRATEGY FUND

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)
							9/7/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.92		$10.17	$9.71	$7.61	$12.27	$11.99

Investment operations:
Net investment income(b)							—	(c)
Net realized and unrealized gain							.16

Total from investment operations							.16

Net asset value on SEC Effective Date, September 14, 2007							$12.15

Investment operations:
Net investment income(b)	.17		.35	.32	.31	.37	.08
Net realized and unrealized gain (loss)	.05		(.23)	.48	2.19	(3.95)	.09

Total from investment operations	.22		.12	.80	2.50	(3.58)	.17

Distributions to shareholders from:
Net investment income	(.17)		(.37)	(.34)	(.35)	(.56)	(.05)
Net realized gain	—		—	—	(.05)	(.52)	—

Total distributions	(.17)		(.37)	(.34)	(.40)	(1.08)	(.05)

Net asset value, end of period	$9.97		$9.92	$10.17	$9.71	$7.61	$12.27

Total Return(d)							1.33	%(e)(f)
Total Return(d)	2.23	%(e)	1.01%	8.39%	34.26%	(31.75)%	1.41	%(e)(g)
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.27	%(e)	.49%	.50%	.40%	.49%	.08	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.27	%(e)	.49%	.50%	.40%	.49%	.08	%(e)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.37	%(e)	.75%	.76%	.81%	.80%	.17	%(e)

Net investment income	1.62	%(e)	3.32%	3.27%	3.63%	3.85%	.64	%(e)

Supplemental Data:

Net assets, end of period (000)	$21,415		$19,595	$14,172	$1,116	$423	$10
Portfolio turnover rate	42.36	%(e)	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.	31

Financial Highlights
DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.40		$15.43	$13.66	$10.68	$18.26	$16.48

Investment operations:
Net investment income(a)	.09		.05	.02	.06	.07	.09
Net realized and unrealized gain (loss)	.11		(.06)	1.77	3.32	(6.82)	1.98

Total from investment operations	.20		(.01)	1.79	3.38	(6.75)	2.07

Distributions to shareholders from:
Net investment income	(.09)		(.02)	(.02)	(.24)	(.16)	(.22)
Net realized gain	—		—	—	(.16)	(.67)	(.07)

Total distributions	(.09)		(.02)	(.02)	(.40)	(.83)	(.29)

Net asset value, end of period	$15.51		$15.40	$15.43	$13.66	$10.68	$18.26

Total Return(b)	1.31	%(c)	(.06)%	13.08%	32.96%	(38.72)%	12.80%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.12	%(c)	.28%	.35%	.35%	.35%	.35%

Expenses, including expense reductions, expenses assumed and management fee waived	.12	%(c)	.28%	.35%	.35%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.30	%(c)	.65%	.76%	.90%	.98%	1.04%

Net investment income	.54	%(c)	.31%	.16%	.55%	.50%	.48%

Supplemental Data:

Net assets, end of period (000)	$111,554		$110,754	$100,469	$85,270	$61,965	$40,864
Portfolio turnover rate	6.06	%(c)	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

32	See Notes to Financial Statements.

Financial Highlights (continued)
DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.08		$15.20	$13.53	$10.56	$18.11	$16.44

Investment operations:
Net investment income (loss)(a)	.03		(.06)	(.07)	(.02)	(.03)	(.04)
Net realized and unrealized gain (loss)	.11		(.06)	1.74	3.30	(6.75)	1.99

Total from investment operations	.14		(.12)	1.67	3.28	(6.78)	1.95

Distributions to shareholders from:
Net investment income	—		—	—	(.15)	(.10)	(.21)
Net realized gain	—		—	—	(.16)	(.67)	(.07)

Total distributions	—		—	—	(.31)	(.77)	(.28)

Net asset value, end of period	$15.22		$15.08	$15.20	$13.53	$10.56	$18.11

Total Return(b)	.93	%(c)	(.79)%	12.34%	32.08%	(39.12)%	12.09%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.68	%(c)	1.37%	1.41%	1.55%	1.63%	1.70%

Net investment income (loss)	.22	%(c)	(.37)%	(.49)%	(.17)%	(.23)%	(.25)%

Supplemental Data:

Net assets, end of period (000)	$7,022		$8,126	$9,215	$8,451	$5,399	$5,446
Portfolio turnover rate	6.06	%(c)	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	33

Financial Highlights (continued)
DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.06		$15.18	$13.50	$10.55	$18.11	$16.44

Investment operations:
Net investment income (loss)(a)	.03		(.06)	(.07)	(.03)	(.03)	(.05)
Net realized and unrealized gain (loss)	.11		(.06)	1.75	3.30	(6.75)	2.00

Total from investment operations	.14		(.12)	1.68	3.27	(6.78)	1.95

Distributions to shareholders from:
Net investment income	—		—	—	(.16)	(.11)	(.21)
Net realized gain	—		—	—	(.16)	(.67)	(.07)

Total distributions	—		—	—	(.32)	(.78)	(.28)

Net asset value, end of period	$15.20		$15.06	$15.18	$13.50	$10.55	$18.11

Total Return(b)	.93	%(c)	(.79)%	12.44%	32.00%	(39.11)%	12.08%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.48	%(c)	.96%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.48	%(c)	.96%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.66	%(c)	1.32%	1.41%	1.55%	1.63%	1.70%

Net investment income (loss)	.20	%(c)	(.36)%	(.48)%	(.23)%	(.23)%	(.28)%

Supplemental Data:

Net assets, end of period (000)	$40,406		$40,198	$38,646	$33,007	$18,194	$16,992
Portfolio turnover rate	6.06	%(c)	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

34	See Notes to Financial Statements.

Financial Highlights (continued)
DIVERSIFIED EQUITY STRATEGY FUND

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30				9/28/2007(a) to 11/30/2007

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.41		$15.45	$13.67	$10.69	$18.27	$18.53

Investment operations:
Net investment income(b)	.10		.05	.05	.02	.11	.04
Net realized and unrealized gain (loss)	.11		(.03)	1.77	3.38	(6.82)	(.30)

Total from investment operations	.21		.02	1.82	3.40	(6.71)	(.26)

Distributions to shareholders from:
Net investment income	(.12)		(.06)	(.04)	(.26)	(.20)	—
Net realized gain	—		—	—	(.16)	(.67)	—

Total distributions	(.12)		(.06)	(.04)	(.42)	(.87)	—

Net asset value, end of period	$15.50		$15.41	$15.45	$13.67	$10.69	$18.27

Total Return(c)	1.38	%(d)	.11%	13.38%	33.27%	(38.58)%	(1.40	)%(d)
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(d)	.10%	.10%	.10%	.09%	.02	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(d)	.10%	.10%	.10%	.09%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.23	%(d)	.47%	.51%	.64%	.77%	.16	%(d)

Net investment income	.61	%(d)	.29%	.34%	.20%	.78%	.21	%(d)

Supplemental Data:

Net assets, end of period (000)	$5,026		$5,023	$1,214	$650	$54	$10
Portfolio turnover rate	6.06	%(d)	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	35

Financial Highlights (continued)
DIVERSIFIED EQUITY STRATEGY FUND

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.52		$15.55	$13.75	$10.75	$18.35	$16.51

Investment operations:
Net investment income(a)	.12		.09	.07	.11	.55	.19
Net realized and unrealized gain (loss)	.09		(.05)	1.78	3.32	(7.28)	1.95

Total from investment operations	.21		.04	1.85	3.43	(6.73)	2.14

Distributions to shareholders from:
Net investment income	(.13)		(.07)	(.05)	(.27)	(.20)	(.23)
Net realized gain	—		—	—	(.16)	(.67)	(.07)

Total distributions	(.13)		(.07)	(.05)	(.43)	(.87)	(.30)
Net asset value, end of period	$15.60		$15.52	$15.55	$13.75	$10.75	$18.35

Total Return(b)	1.41	%(c)	.24%	13.53%	33.35%	(38.50)%	13.20%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.18	%(c)	.37%	.41%	.53%	.60%	.67%

Net investment income	.71	%(c)	.56%	.51%	.91%	3.55%	1.06%

Supplemental Data:

Net assets, end of period (000)	$2,166		$2,202	$1,300	$1,020	$268	$351
Portfolio turnover rate	6.06	%(c)	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

36	See Notes to Financial Statements.

Financial Highlights (continued)
DIVERSIFIED EQUITY STRATEGY FUND

	Class P Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.49		$15.54	$13.75	$10.72	$18.26	$16.48

Investment operations:
Net investment income (loss)(a)	.07		.01	.01	.06	.04	(.02)
Net realized and unrealized gain (loss)	.12		(.05)	1.78	3.33	(6.83)	2.07

Total from investment operations	.19		(.04)	1.79	3.39	(6.79)	2.05

Distributions to shareholders from:
Net investment income	(.06)		(.01)	— (b)	(.20)	(.08)	(.20)
Net realized gain	—		—	—	(.16)	(.67)	(.07)

Total distributions	(.06)		(.01)	— (b)	(.36)	(.75)	(.27)

Net asset value, end of period	$15.62		$15.49	$15.54	$13.75	$10.72	$18.26

Total Return(c)	1.23	%(d)	(.28)%	13.03%	32.81%	(38.77)%	12.66%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.23	%(d)	.45%	.45%	.45%	.45%	.45%

Expenses, including expense reductions, expenses assumed and management fee waived	.23	%(d)	.45%	.45%	.45%	.45%	.45%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.40	%(d)	.82%	.86%	1.01%	1.07%	1.08%
Net investment income (loss)	.46	%(d)	.05%	.06%	.51%	.25%	(.12)%

Supplemental Data:

Net assets, end of period (000)	$141		$133	$96	$80	$71	$99
Portfolio turnover rate	6.06	%(d)	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	37

Financial Highlights (continued)
DIVERSIFIED EQUITY STRATEGY FUND

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)						9/28/2007(a) to 11/30/2007

			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.37		$15.46	$13.72	$10.71	$18.26	$18.53

Investment operations:
Net investment income (loss)(b)	.06		(.02)	(.03)	.10	.10	.03
Net realized and unrealized gain (loss)	.11		(.04)	1.82	3.33	(6.80)	(.30)

Total from investment operations	.17		(.06)	1.79	3.43	(6.70)	(.27)

Distributions to shareholders from:
Net investment income	(.05)		(.03)	(.05)	(.26)	(.18)	—
Net realized gain	—		—	—	(.16)	(.67)	—

Total distributions	(.05)		(.03)	(.05)	(.42)	(.85)	—

Net asset value, end of period	$15.49		$15.37	$15.46	$13.72	$10.71	$18.26

Total Return(c)	1.12	%(d)	(.39)%	13.10%	33.42%	(38.47)%	(1.46	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.30	%(d)	.60%	.55%	.00%	.10%	.10	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.30	%(d)	.60%	.55%	.00%	.10%	.10	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.48	%(d)	.97%	.94%	.51%	.71%	.24	%(d)

Net investment income (loss)	.35	%(d)	(.09)%	(.23)%	.86%	.67%	.15	%(d)

Supplemental Data:

Net assets, end of period (000)	$513		$440	$243	$8	$6	$10
Portfolio turnover rate	6.06	%(d)	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

38	See Notes to Financial Statements.

Financial Highlights (concluded)
DIVERSIFIED EQUITY STRATEGY FUND

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)						9/28/2007(a) to 11/30/2007

			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.30		$15.37	$13.62	$10.66	$18.26	$18.53

Investment operations:
Net investment income (loss)(b)	.07		— (c)	(.02)	.01	.04	.03
Net realized and unrealized gain (loss)	.10		(.05)	1.79	3.33	(6.78)	(.30)

Total from investment operations	.17		(.05)	1.77	3.34	(6.74)	(.27)

Distributions to shareholders from:
Net investment income	(.06)		(.02)	(.02)	(.22)	(.19)	—
Net realized gain	—		—	—	(.16)	(.67)	—

Total distributions	(.06)		(.02)	(.02)	(.38)	(.86)	—

Net asset value, end of period	$15.41		$15.30	$15.37	$13.62	$10.66	$18.26

Total Return(d)	1.16	%(e)	(.31)%	13.00%	32.62%	(38.75)%	(1.46	)%(e)
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(e)	.50%	.50%	.50%	.45%	.08	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(e)	.50%	.50%	.50%	.45%	.08	%(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.43	%(e)	.87%	.90%	1.02%	1.09%	.22	%(e)

Net investment income (loss)	.41	%(e)	(.01)%	(.17)%	.12%	.25%	.17	%(e)

Supplemental Data:

Net assets, end of period (000)	$4,279		$3,604	$1,775	$208	$45	$10
Portfolio turnover rate	6.06	%(e)	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	39

Financial Highlights
DIVERSIFIED INCOME STRATEGY FUND

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.01		$14.40	$13.57	$10.50	$15.49	$15.69

Investment operations:
Net investment income(a)	.32		.77	.79	.81	.84	.79
Net realized and unrealized gain (loss)	.15		(.36)	.83	3.14	(4.83)	(.17)

Total from investment operations	.47		.41	1.62	3.95	(3.99)	.62

Distributions to shareholders from:
Net investment income	(.32)		(.80)	(.79)	(.81)	(.87)	(.79)
Net realized gain	(.07)		—	—	(.07)	(.13)	(.03)

Total distributions	(.39)		(.80)	(.79)	(.88)	(1.00)	(.82)

Net asset value, end of period	$14.09		$14.01	$14.40	$13.57	$10.50	$15.49

Total Return(b)	3.32	%(c)	2.74%	12.25%	39.35%	(27.14)%	4.00%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.15	%(c)	.28%	.35%	.34%	.35%	.35%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.15	%(c)	.28%	.35%	.34%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.24	%(c)	.54%	.66%	.81%	.84%	.79%
Net investment income	2.23	%(c)	5.25%	5.60%	6.75%	6.07%	4.98%

Supplemental Data:

Net assets, end of period (000)	$307,683		$257,747	$183,275	$107,807	$53,884	$63,034
Portfolio turnover rate	18.57	%(c)	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

40	See Notes to Financial Statements.

Financial Highlights (continued)
DIVERSIFIED INCOME STRATEGY FUND

	Class B Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.15		$14.54	$13.70	$10.60	$15.61	$15.78

Investment operations:
Net investment income(a)	.27		.67	.71	.74	.76	.69
Net realized and unrealized gain (loss)	.16		(.37)	.83	3.17	(4.86)	(.17)

Total from investment operations	.43		.30	1.54	3.91	(4.10)	.52

Distributions to shareholders from:
Net investment income	(.27)		(.69)	(.70)	(.74)	(.78)	(.66)
Net realized gain	(.07)		—	—	(.07)	(.13)	(.03)

Total distributions	(.34)		(.69)	(.70)	(.81)	(.91)	(.69)

Net asset value, end of period	$14.24		$14.15	$14.54	$13.70	$10.60	$15.61

Total Return(b)	2.96	%(c)	1.97%	11.54%	38.39%	(27.55)%	3.33%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.52	%(c)	1.00%	1.00%	.99%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.52	%(c)	1.00%	1.00%	.99%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.62	%(c)	1.26%	1.31%	1.46%	1.49%	1.44%

Net investment income	1.87	%(c)	4.55%	4.99%	6.10%	5.40%	4.35%

Supplemental Data:

Net assets, end of period (000)	$8,567		$9,081	$10,162	$8,846	$4,396	$6,063
Portfolio turnover rate	18.57	%(c)	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	41

Financial Highlights (continued)
DIVERSIFIED INCOME STRATEGY FUND

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.17		$14.55	$13.71	$10.61	$15.62	$15.79

Investment operations:
Net investment income(a)	.27		.67	.70	.74	.76	.69
Net realized and unrealized gain (loss)	.15		(.35)	.84	3.17	(4.86)	(.17)

Total from investment operations	.42		.32	1.54	3.91	(4.10)	.52

Distributions to shareholders from:
Net investment income	(.27)		(.70)	(.70)	(.74)	(.78)	(.66)
Net realized gain	(.07)		—	—	(.07)	(.13)	(.03)

Total distributions	(.34)		(.70)	(.70)	(.81)	(.91)	(.69)

Net asset value, end of period	$14.25		$14.17	$14.55	$13.71	$10.61	$15.62

Total Return(b)	2.91	%(c)	2.08%	11.53%	38.36%	(27.54)%	3.31%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.52	%(c)	.99%	1.00%	.99%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.52	%(c)	.99%	1.00%	.99%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.61	%(c)	1.25%	1.31%	1.46%	1.49%	1.44%

Net investment income	1.84	%(c)	4.53%	4.93%	6.10%	5.42%	4.35%

Supplemental Data:

Net assets, end of period (000)	$154,197		$113,984	$60,542	$32,275	$16,527	$20,037
Portfolio turnover rate	18.57	%(c)	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

42	See Notes to Financial Statements.

Financial Highlights (continued)
DIVERSIFIED INCOME STRATEGY FUND

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)
							9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.01		$14.40	$13.56	$10.50	$15.48	$15.82

Investment operations:
Net investment income(b)	.33		.80	.81	.84	.95	.12
Net realized and unrealized gain (loss)	.15		(.36)	.85	3.13	(4.89)	(.32)

Total from investment operations	.48		.44	1.66	3.97	(3.94)	(.20)

Distributions to shareholders from:
Net investment income	(.33)		(.83)	(.82)	(.84)	(.91)	(.14)
Net realized gain	(.07)		—	—	(.07)	(.13)	—

Total distributions	(.40)		(.83)	(.82)	(.91)	(1.04)	(.14)

Net asset value, end of period	$14.09		$14.01	$14.40	$13.56	$10.50	$15.48

Total Return(c)	3.39	%(d)	2.92%	12.61%	39.59%	(26.89)%	(1.28	)%(d)
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.07	%(d)	.10%	.10%	.09%	.09%	.02	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.07	%(d)	.10%	.10%	.09%	.09%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.17	%(d)	.36%	.41%	.54%	.59%	.12	%(d)

Net investment income	2.26	%(d)	5.44%	5.70%	6.71%	7.23%	.77	%(d)

Supplemental Data:

Net assets, end of period (000)	$57,977		$32,387	$13,237	$1,071	$104	$10
Portfolio turnover rate	18.57	%(d)	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	43

Financial Highlights (continued)
DIVERSIFIED INCOME STRATEGY FUND

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.96		$14.35	$13.52	$10.47	$15.44	$15.63

Investment operations:
Net investment income(a)	.34		.80	.84	.85	.88	.82
Net realized and unrealized gain (loss)	.14		(.35)	.83	3.12	(4.79)	(.15)

Total from investment operations	.48		.45	1.67	3.97	(3.91)	.67

Distributions to shareholders from:
Net investment income	(.34)		(.84)	(.84)	(.85)	(.93)	(.83)
Net realized gain	(.07)		—	—	(.07)	(.13)	(.03)

Total distributions	(.41)		(.84)	(.84)	(.92)	(1.06)	(.86)

Net asset value, end of period	$14.03		$13.96	$14.35	$13.52	$10.47	$15.44

Total Return(b)	3.38	%(c)	3.03%	12.66%	39.75%	(26.82)%	4.35%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.02	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.02	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.12	%(c)	.26%	.31%	.45%	.49%	.44%

Net investment income	2.33	%(c)	5.50%	6.01%	6.85%	6.36%	5.23%

Supplemental Data:

Net assets, end of period (000)	$678		$426	$197	$269	$69	$101
Portfolio turnover rate	18.57	%(c)	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

44	See Notes to Financial Statements.

Financial Highlights (continued)
DIVERSIFIED INCOME STRATEGY FUND

	Class P Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.14		$14.53	$13.68	$10.58	$15.59	$15.77

Investment operations:
Net investment income(a)	.31		.75	.80	.81	.83	.75
Net realized and unrealized gain (loss)	.15		(.36)	.83	3.16	(4.85)	(.13)

Total from investment operations	.46		.39	1.63	3.97	(4.02)	.62

Distributions to shareholders from:
Net investment income	(.31)		(.78)	(.78)	(.80)	(.86)	(.77)
Net realized gain	(.07)		—	—	(.07)	(.13)	(.03)

Total distributions	(.38)		(.78)	(.78)	(.87)	(.99)	(.80)

Net asset value, end of period	$14.22		$14.14	$14.53	$13.68	$10.58	$15.59

Total Return(b)	3.18	%(c)	2.55%	12.23%	39.21%	(27.17)%	3.95%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.25	%(c)	.44%	.42%	.42%	.45%	.45%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.25	%(c)	.44%	.42%	.42%	.45%	.45%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.35	%(c)	.69%	.72%	.89%	.94%	.89%

Net investment income	2.12	%(c)	5.08%	5.67%	6.79%	5.92%	4.72%

Supplemental Data:

Net assets, end of period (000)	$10		$8	$4	$10	$8	$9
Portfolio turnover rate	18.57	%(c)	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	45

Financial Highlights (continued)
DIVERSIFIED INCOME STRATEGY FUND

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30				9/28/2007(a) to 11/30/2007

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.28		$14.66	$13.74	$10.56	$15.49	$15.82

Investment operations:
Net investment income(b)	.29		.74	.83	.87	.87	.11
Net realized and unrealized gain (loss)	.16		(.36)	.85	3.16	(4.83)	(.31)

Total from investment operations	.45		.38	1.68	4.03	(3.96)	(.20)

Distributions to shareholders from:
Net investment income	(.30)		(.76)	(.76)	(.78)	(.84)	(.13)
Net realized gain	(.07)		—	—	(.07)	(.13)	—

Total distributions	(.37)		(.76)	(.76)	(.85)	(.97)	(.13)

Net asset value, end of period	$14.36		$14.28	$14.66	$13.74	$10.56	$15.49

Total Return(c)	3.09	%(d)	2.48%	12.51%	39.87%	(26.93)%	(1.29	)%(d)
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.32	%(d)	.59%	.11%	.00%	.11%	.10	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.32	%(d)	.59%	.11%	.00%	.11%	.10	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.42	%(d)	.87%	.42%	.44%	.61%	.20	%(d)

Net investment income	1.98	%(d)	5.02%	5.83%	7.20%	6.29%	.70	%(d)

Supplemental Data:

Net assets, end of period (000)	$395		$190	$16	$10	$7	$10
Portfolio turnover rate	18.57	%(d)	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

46	See Notes to Financial Statements.

Financial Highlights (concluded)
DIVERSIFIED INCOME STRATEGY FUND

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30				9/28/2007(a) to 11/30/2007

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.02		$14.41	$13.57	$10.51	$15.49	$15.82

Investment operations:
Net investment income(b)	.30		.74	.75	.80	.79	.11
Net realized and unrealized gain (loss)	.14		(.36)	.86	3.13	(4.79)	(.31)

Total from investment operations	.44		.38	1.61	3.93	(4.00)	(.20)

Distributions to shareholders from:
Net investment income	(.30)		(.77)	(.77)	(.80)	(.85)	(.13)
Net realized gain	(.07)		—	—	(.07)	(.13)	—

Total distributions	(.37)		(.77)	(.77)	(.87)	(.98)	(.13)

Net asset value, end of period	$14.09		$14.02	$14.41	$13.57	$10.51	$15.49

Total Return(c)	3.12	%(d)	2.53%	12.16%	39.01%	(27.19)%	(1.28	)%(d)
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.27	%(d)	.49%	.50%	.50%	.46%	.09	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.27	%(d)	.49%	.50%	.50%	.46%	.09	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.36	%(d)	.76%	.80%	.98%	.96%	.19	%(d)

Net investment income	2.08	%(d)	5.04%	5.29%	6.82%	5.89%	.72	%(d)

Supplemental Data:

Net assets, end of period (000)	$4,933		$4,348	$2,394	$107	$108	$10
Portfolio turnover rate	18.57	%(d)	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	47

Financial Highlights
GROWTH & INCOME STRATEGY FUND

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.80		$15.00	$13.87	$10.97	$18.71	$17.38

Investment operations:
Net investment income(a)	.24		.35	.34	.36	.41	.29
Net realized and unrealized gain (loss)	.05		(.18)	1.08	3.44	(6.64)	1.51

Total from investment operations	.29		.17	1.42	3.80	(6.23)	1.80

Distributions to shareholders from:
Net investment income	(.24)		(.37)	(.29)	(.69)	(.43)	(.43)
Net realized gain	—		—	—	(.21)	(1.08)	(.04)

Total distributions	(.24)		(.37)	(.29)	(.90)	(1.51)	(.47)

Net asset value, end of period	$14.85		$14.80	$15.00	$13.87	$10.97	$18.71

Total Return(b)	1.91	%(c)	1.07%	10.42%	37.35%	(36.06)%	10.56%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.15	%(c)	.28%	.35%	.35%	.35%	.35%

Expenses, including expense reductions, expenses assumed and management fee waived	.15	%(c)	.28%	.35%	.35%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.27	%(c)	.58%	.66%	.76%	.74%	.72%

Net investment income	1.53	%(c)	2.28%	2.37%	3.06%	2.65%	1.60%

Supplemental Data:

Net assets, end of period (000)	$516,599		$491,865	$423,573	$336,387	$217,985	$282,545
Portfolio turnover rate	27.68	%(c)	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

48	See Notes to Financial Statements.

Financial Highlights (continued)
GROWTH & INCOME STRATEGY FUND

	Class B Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.70		$14.90	$13.78	$10.90	$18.61	$17.30

Investment operations:
Net investment income(a)	.18		.25	.25	.28	.30	.17
Net realized and unrealized gain (loss)	.05		(.19)	1.08	3.43	(6.61)	1.51

Total from investment operations	.23		.06	1.33	3.71	(6.31)	1.68

Distributions to shareholders from:
Net investment income	(.18)		(.26)	(.21)	(.62)	(.32)	(.33)
Net realized gain	—		—	—	(.21)	(1.08)	(.04)

Total distributions	(.18)		(.26)	(.21)	(.83)	(1.40)	(.37)

Net asset value, end of period	$14.75		$14.70	$14.90	$13.78	$10.90	$18.61

Total Return(b)	1.53	%(c)	.35%	9.73%	36.49%	(36.52)%	9.85%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.52	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.52	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.64	%(c)	1.29%	1.31%	1.41%	1.39%	1.37%

Net investment income	1.19	%(c)	1.59%	1.73%	2.40%	2.00%	.96%

Supplemental Data:

Net assets, end of period (000)	$26,591		$29,160	$33,841	$31,299	$19,549	$25,246
Portfolio turnover rate	27.68	%(c)	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	49

Financial Highlights (continued)
GROWTH & INCOME STRATEGY FUND

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.70		$14.90	$13.78	$10.90	$18.61	$17.31

Investment operations:
Net investment income(a)	.18		.25	.25	.28	.31	.17
Net realized and unrealized gain (loss)	.05		(.18)	1.08	3.43	(6.62)	1.50

Total from investment operations	.23		.07	1.33	3.71	(6.31)	1.67

Distributions to shareholders from:
Net investment income	(.18)		(.27)	(.21)	(.62)	(.32)	(.33)
Net realized gain	—		—	—	(.21)	(1.08)	(.04)

Total distributions	(.18)		(.27)	(.21)	(.83)	(1.40)	(.37)

Net asset value, end of period	$14.75		$14.70	$14.90	$13.78	$10.90	$18.61

Total Return(b)	1.56	%(c)	.41%	9.63%	36.59%	(36.53)%	9.81%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.51	%(c)	.97%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.51	%(c)	.97%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.63	%(c)	1.26%	1.31%	1.41%	1.39%	1.37%

Net investment income	1.17	%(c)	1.59%	1.74%	2.42%	2.00%	.92%

Supplemental Data:

Net assets, end of period (000)	$103,049		$100,379	$90,833	$83,366	$56,468	$77,376
Portfolio turnover rate	27.68	%(c)	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

50	See Notes to Financial Statements.

Financial Highlights (continued)
GROWTH & INCOME STRATEGY FUND

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30				9/28/2007(a) to 11/30/2007

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.79		$14.99	$13.86	$10.97	$18.72	$19.00

Investment operations:
Net investment income(b)	.25		.38	.37	.34	.44	.08
Net realized and unrealized gain (loss)	.05		(.18)	1.09	3.48	(6.65)	(.36)

Total from investment operations	.30		.20	1.46	3.82	(6.21)	(.28)

Distributions to shareholders from:
Net investment income	(.25)		(.40)	(.33)	(.72)	(.46)	—
Net realized gain	—		—	—	(.21)	(1.08)	—

Total distributions	(.25)		(.40)	(.33)	(.93)	(1.54)	—

Net asset value, end of period	$14.84		$14.79	$14.99	$13.86	$10.97	$18.72

Total Return(c)	1.98	%(d)	1.26%	10.69%	37.61%	(35.94)%	(1.47	)%(d)
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.07	%(d)	.10%	.10%	.10%	.10%	.03	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.07	%(d)	.10%	.10%	.10%	.10%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.19	%(d)	.40%	.41%	.49%	.51%	.10	%(d)

Net investment income	1.59	%(d)	2.43%	2.54%	2.77%	3.09%	.44	%(d)

Supplemental Data:

Net assets, end of period (000)	$4,630		$4,150	$2,595	$751	$58	$10
Portfolio turnover rate	27.68	%(d)	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	51

Financial Highlights (continued)
GROWTH & INCOME STRATEGY FUND

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.85		$15.05	$13.91	$11.00	$18.77	$17.43

Investment operations:
Net investment income(a)	.25		.39	.39	.41	.45	.38
Net realized and unrealized gain (loss)	.05		(.17)	1.09	3.44	(6.66)	1.49

Total from investment operations	.30		.22	1.48	3.85	(6.21)	1.87

Distributions to shareholders from:
Net investment income	(.25)		(.42)	(.34)	(.73)	(.48)	(.49)
Net realized gain	—		—	—	(.21)	(1.08)	(.04)

Total distributions	(.25)		(.42)	(.34)	(.94)	(1.56)	(.53)

Net asset value, end of period	$14.90		$14.85	$15.05	$13.91	$11.00	$18.77

Total Return(b)	2.02	%(c)	1.35%	10.83%	37.83%	(35.88)%	10.94%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.02	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.02	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.14	%(c)	.30%	.31%	.41%	.38%	.37%

Net investment income	1.59	%(c)	2.49%	2.72%	3.50%	2.85%	2.07%

Supplemental Data:

Net assets, end of period (000)	$2,619		$1,364	$617	$490	$230	$1,385
Portfolio turnover rate	27.68	%(c)	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

52	See Notes to Financial Statements.

Financial Highlights (continued)
GROWTH & INCOME STRATEGY FUND

	Class P Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.86		$15.06	$13.90	$10.99	$18.74	$17.41

Investment operations:
Net investment income(a)	.23		.32	.36	.46	.40	.29
Net realized and unrealized gain (loss)	.04		(.17)	1.08	3.34	(6.66)	1.50

Total from investment operations	.27		.15	1.44	3.80	(6.26)	1.79

Distributions to shareholders from:
Net investment income	(.22)		(.35)	(.28)	(.68)	(.41)	(.42)
Net realized gain	—		—	—	(.21)	(1.08)	(.04)

Total distributions	(.22)		(.35)	(.28)	(.89)	(1.49)	(.46)

Net asset value, end of period	$14.91		$14.86	$15.06	$13.90	$10.99	$18.74

Total Return(b)	1.80	%(c)	.91%	10.47%	37.20%	(36.13)%	10.44%
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.22	%(c)	.40%	.34%	.44%	.44%	.45%

Expenses, including expense reductions, expenses assumed and management fee waived	.22	%(c)	.40%	.34%	.44%	.44%	.45%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.35	%(c)	.70%	.63%	.89%	.83%	.82%

Net investment income	1.47	%(c)	2.04%	2.50%	4.34%	2.62%	1.62%

Supplemental Data:

Net assets, end of period (000)	$5		$5	$1	$2	$21	$33
Portfolio turnover rate	27.68	%(c)	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	53

Financial Highlights (continued)
GROWTH & INCOME STRATEGY FUND

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30				9/28/2007(a) to 11/30/2007

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.98		$15.18	$14.03	$11.02	$18.70	$19.00

Investment operations:
Net investment income(b)	.21		.30	.30	.44	.45	.07
Net realized and unrealized gain (loss)	.05		(.17)	1.11	3.44	(6.67)	(.37)

Total from investment operations	.26		.13	1.41	3.88	(6.22)	(.30)

Distributions to shareholders from:
Net investment income	(.21)		(.33)	(.26)	(.66)	(.38)	—
Net realized gain	—		—	—	(.21)	(1.08)	—

Total distributions	(.21)		(.33)	(.26)	(.87)	(1.46)	—

Net asset value, end of period	$15.03		$14.98	$15.18	$14.03	$11.02	$18.70

Total Return(c)	1.71	%(d)	.77%	10.17%	37.89%	(35.91)%	(1.58	)%(d)
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.32	%(d)	.60%	.58%	.08%	.11%	.10	%(d)
Expenses, including expense reductions, expenses assumed and management fee waived	.32	%(d)	.60%	.58%	.08%	.11%	.10	%(d)
Expenses, excluding expense reductions, expenses assumed and management fee waived	.44	%(d)	.90%	.89%	.47%	.49%	.17	%(d)
Net investment income	1.34	%(d)	1.92%	2.08%	3.62%	2.92%	.37	%(d)

Supplemental Data:

Net assets, end of period (000)	$178		$156	$110	$41	$6	$10
Portfolio turnover rate	27.68	%(d)	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

54	See Notes to Financial Statements.

Financial Highlights (concluded)
GROWTH & INCOME STRATEGY FUND

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30				9/28/2007(a) to 11/30/2007

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.77		$14.97	$13.84	$10.95	$18.71	$19.00

Investment operations:
Net investment income(b)	.22		.32	.28	.32	.36	.07
Net realized and unrealized gain (loss)	.04		(.18)	1.13	3.46	(6.62)	(.36)

Total from investment operations	.26		.14	1.41	3.78	(6.26)	(.29)

Distributions to shareholders from:
Net investment income	(.22)		(.34)	(.28)	(.68)	(.42)	—
Net realized gain	—		—	—	(.21)	(1.08)	—

Total distributions	(.22)		(.34)	(.28)	(.89)	(1.50)	—

Net asset value, end of period	$14.81		$14.77	$14.97	$13.84	$10.95	$18.71

Total Return(c)	1.72	%(d)	.88%	10.31%	37.16%	(36.21)%	(1.53	)%(d)
Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.27	%(d)	.50%	.50%	.50%	.48%	.09	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.27	%(d)	.50%	.50%	.50%	.48%	.08	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.39	%(d)	.79%	.81%	.90%	.89%	.16	%(d)

Net investment income	1.41	%(d)	2.06%	1.97%	2.69%	2.47%	.38	%(d)

Supplemental Data:

Net assets, end of period (000)	$12,344		$11,969	$9,240	$439	$165	$10
Portfolio turnover rate	27.68	%(d)	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	55

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of twelve funds. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”) and Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Class A, B, C, F, I, P, R2 and R3 shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase.

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Diversified Income Strategy Fund’s investment objective is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. The Funds invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange LLC, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)

Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2008 through November 30, 2011. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing each Fund’s investments carried at fair value:

	Balanced Strategy Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$1,306,301	$ —	$—	$1,306,301
Repurchase Agreement	—	653	—	653

Total	$1,306,301	$653	$—	$1,306,954

	Diversified Equity Strategy Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$170,978	$—	$—	$170,978
Repurchase Agreement	—	—	—	—

Total	$170,978	$—	$—	$170,978

	Diversified Income Strategy Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$533,025	$ —	$—	$533,025
Repurchase Agreement	—	565	—	565

Total	$533,025	$565	$—	$533,590

	Growth & Income Strategy Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$666,523	$ —	$—	$666,523
Repurchase Agreement	—	318	—	318

Total	$666,523	$318	$—	$666,841

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.(1)

For the six months ended May 31, 2012, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Effective Management Fee

Balanced Fund	.04%
Diversified Equity Fund	.00%
Diversified Income Fund	.04%
Growth & Income Strategy Fund	.04%

(1)

For the period ended May 31, 2012 and continuing through March 31, 2013, Lord Abbett has contractually agreed to waive .05% of its annual management fee for each Fund. This agreement may be terminated only upon the approval of the Funds’ Board of Trustees.

For the period ended May 31, 2012, Lord Abbett voluntarily agreed to waive an additional .05% of its annual management fee for Diversified Equity Strategy Fund. For the period December 1, 2011 through December 31, 2011, Lord Abbett voluntarily waived an additional .05% of its annual management fee for each of Balanced Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund. Lord Abbett may discontinue its voluntary waivers or change the level of a voluntary waiver at any time.

Notes to Financial Statements (unaudited)(continued)

The Funds have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of the Funds in proportion to the average daily value of total Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on each Fund’s Statement of Operations and Receivables from affiliates on each Fund’s Statement of Assets and Liabilities.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	—	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2012:

	Distributor Commissions	Dealers’ Concessions

Balanced Strategy Fund	$393,395	$2,145,768
Diversified Equity Strategy Fund	51,362	285,977
Diversified Income Strategy Fund	288,228	1,555,131
Growth & Income Strategy Fund	261,655	1,442,719

Distributor received the following amount of CDSCs for the six months ended May 31, 2012:

	Class A	Class C

Balanced Strategy Fund	$588	$11,694
Diversified Equity Strategy Fund	2,055	3,283
Diversified Income Strategy Fund	—	18,240
Growth & Income Strategy Fund	576	6,813

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Balanced Strategy Fund and Diversified Income Strategy Fund; declared and paid quarterly for Growth & Income Strategy Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2012 and the fiscal year ended November 30, 2011 was as follows:

	Balanced Strategy Fund		Diversified Equity Strategy Fund

	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011

Distributions paid from:
Ordinary income	$23,526,276	$49,646,491	$709,093	$158,080

Total distributions paid	$23,526,276	$49,646,491	$709,093	$158,080

	Diversified Income Strategy Fund		Growth & Income Strategy Fund

	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011

Distributions paid from:
Ordinary income	$10,260,495	$19,448,432	$9,865,475	$14,260,002
Net long-term capital gains	1,993,052	—	—	—

Total distributions paid	$12,253,547	$19,448,432	$9,865,475	$14,260,002

As of November 30, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2017	2018	2019	Total

Balanced Strategy Fund	$33,706,074	$26,925,680	$21,987,750	$82,619,504
Diversified Equity Strategy Fund	5,747,274	1,246,451	84,537	7,078,262
Growth & Income Strategy Fund	5,626,829	6,048,710	17,261,346	28,936,885

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)

Balanced Strategy Fund	$1,359,959,785	$8,516,403	$(61,521,886)	$(53,005,483)
Diversified Equity Strategy Fund	163,353,338	8,905,753	(1,281,029)	7,624,724
Diversified Income Strategy Fund	543,082,239	4,537,143	(14,029,587)	(9,492,444)
Growth & Income Strategy Fund	688,893,558	14,870,347	(36,923,129)	(22,052,782)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2012 were as follows:

	Purchases	Sales

Balanced Strategy Fund	$575,154,358	$573,077,144
Diversified Equity Strategy Fund	12,715,234	10,983,437
Diversified Income Strategy Fund	205,163,504	89,568,452
Growth & Income Strategy Fund	216,258,325	188,558,698

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2012.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

Notes to Financial Statements (unaudited)(continued)

8.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the six months ended May 31, 2012:

Balanced Strategy Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2012	Value at 5/31/2012	Net Realized Gain (Loss) 12/1/2011 to 5/31/2012	Dividend Income 12/1/2011 to 5/31/2012

Lord Abbett Affiliated Fund, Inc. – Class I	20,974,502	186,240	(209,267)	20,951,475	$226,904,472	$(271,675)	$2,079,532
Lord Abbett Bond Debenture Fund, Inc. – Class I	17,219,599	95,009	(17,314,608)	—	—	4,072,757	1,128,034
Lord Abbett Calibrated Large Cap Value Fund, Inc. – Class I	—	728,750	—	728,750	11,703,732	—	—
Lord Abbett Calibrated Mid Cap Value Fund, Inc. – Class I	—	1,503,263	—	1,503,263	23,736,526	—	—
Lord Abbett Research Fund, Inc. – Capital Structure Fund - Class I	2,172,061	8,485	(2,180,546)	—	—	2,157,280	97,580
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	5,889,287	71,960	(4,637,669)	1,323,578	37,338,128	4,114,310	1,874,560
Lord Abbett Investment Trust – Convertible Fund – Class I	6,722,843	5,871,425	(171,439)	12,422,829	130,439,705	121,220	2,025,691
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	2,415,640	63,596	(2,479,236)	—	—	283,192 (a)	73,244
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund - Class I	6,273,455	15,265,242	(271,368)	21,267,329	129,518,031	(95,236)	1,424,815
Lord Abbett Investment Trust – Floating Rate Fund – Class I	6,815,766	—	(6,815,766)	—	—	80,369	108,872
Lord Abbett Research Fund, Inc. Growth Opportunities Fund - Class I	—	2,724,603	(225,112)	2,499,491	48,690,080	337,669	—
Lord Abbett Investment Trust – High Yield Fund – Class I	31,272,280	15,844,690	(5,910,702)	41,206,268	313,167,637	380,363 (b)	11,916,021
Lord Abbett Securities Trust – International Core Equity Fund - Class I	4,392,659	98,710	(4,491,369)	—	—	(9,229,871)	1,010,784

Notes to Financial Statements (unaudited)(continued)

Balanced Strategy Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2012	Value at 5/31/2012	Net Realized Gain (Loss) 12/1/2011 to 5/31/2012	Dividend Income 12/1/2011 to 5/31/2012

Lord Abbett Securities Trust – International Dividend Income Fund – Class I	21,283,091	4,204,509	(1,722,446)	23,765,154	$167,306,683	$(3,395,323)	$3,009,627
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund) – Class I	7,048,454	5,348,928	—	12,397,382	197,366,322	—	580,557
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	2,843,415	17,571,686	(16,010,209)	4,404,892	20,130,358	680,441	546,234

Total					$1,306,301,674	$(764,504)	$25,875,551

(a)	Includes $639,420 of distributed capital gains.
(b)	Includes $1,724,401 of distributed capital gains.

Diversified Equity Strategy Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2012	Value at 5/31/2012	Net Realized Gain (Loss) 12/1/2011 to 5/31/2012	Dividend Income 12/1/2011 to 5/31/2012

Lord Abbett Affiliated Fund, Inc. – Class I	2,419,478	115,108	(158,019)	2,376,567	$25,738,224	$(467,713)	$240,834
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	1,240,763	61,247	(88,488)	1,213,522	34,233,458	(238,230)	396,019
Lord Abbett Developing Growth Fund, Inc. – Class I	407,301	16,891	(28,149)	396,043	8,594,139	81,084	—
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	1,401,531	65,160	(66,322)	1,400,369	17,168,522	(61,401)	—
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	767,838	161,156	(53,664)	875,330	17,051,419	2,449,574 (a)	—
Lord Abbett Securities Trust – International Core Equity Fund – Class I	1,843,907	207,246	(62,944)	1,988,209	20,418,903	(215,170)	445,121
Lord Abbett Securities Trust – International Opportunities Fund – Class I	1,140,723	67,865	(53,665)	1,154,923	13,501,048	(44,358)	149,663
Lord Abbett Stock Appreciation Fund – Class I	2,924,133	197,168	(287,629)	2,833,672	17,087,043	(9,749)	—
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	1,110,284	79,593	(57,775)	1,132,102	17,185,306	163,370	—

Total					$170,978,062	$1,657,407	$1,231,637

(a)	Includes $2,431,895 of distributed capital gains.

Notes to Financial Statements (unaudited)(continued)
Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2012	Value at 5/31/2012	Net Realized Gain (Loss) 12/1/2011 to 5/31/2012	Dividend Income 12/1/2011 to 5/31/2012

Lord Abbett Affiliated Fund, Inc. – Class I	—	2,602,505	(26,209)	2,576,296	$27,901,286	$35,776	$158,560
Lord Abbett Equity Trust -Calibrated Large Cap Value Fund – Class I	—	206,102	—	206,102	3,309,993	—	—
Lord Abbett Equity Trust -Calibrated Mid Cap Value Fund – Class I	—	278,733	—	278,733	4,401,186	—	—
Lord Abbett Bond Debenture Fund, Inc. – Class I	3,207,720	17,451	(3,225,171)	—	—	(590,398)	196,729
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	2,148,640	—	(2,148,640)	—	—	(1,187,987)	—
Lord Abbett Investment Trust – Convertible Fund – Class I	3,096,469	2,369,055	(80,267)	5,385,257	56,545,201	46,754	756,067
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	3,687,678	4,844,451	(109,255)	8,422,874	51,295,302	(22,403)	554,834
Lord Abbett Investment Trust-High Yield Fund – Class I	22,337,133	3,923,810	(2,915,458)	23,345,485	177,425,686	126,444 (a)	6,713,469
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	5,492,430	886,339	(323,339)	6,055,430	42,630,225	(607,248)	726,086
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) – Class I	2,148,868	1,219,849	(40,520)	3,328,197	52,984,899	97,462	224,964
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	16,190,293	12,056,624	(2,747,782)	25,499,135	116,531,048	115,067	2,150,024

Total					$533,024,826	$(1,986,533)	$11,480,733

(a)	Includes $1,181,634 of distributed capital gains.

Notes to Financial Statements (unaudited)(continued)
Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2012	Value at 5/31/2012	Net Realized Gain (Loss) 12/1/2011 to 5/31/2012	Dividend Income 12/1/2011 to 5/31/2012

Lord Abbett Affiliated Fund, Inc. – Class I	4,809,047	649,673	—	5,458,720	$59,117,935	$—	$508,692
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	—	375,921	—	375,921	6,037,298	—	—
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	—	453,056	—	453,056	7,153,750	—	—
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	4,254,188	38,791	(4,292,979)	—	—	(799,782)	446,098
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	3,820,926	46,687	(114,612)	3,753,001	105,872,168	12,253	1,216,201
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	—	511,899	(511,899)	—	—	102,386	7,861
Lord Abbett Investment Trust – Floating Rate Fund – Class I	1,178,450	—	(1,178,450)	—	—	290,094	18,376
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	2,572,953	—	—	2,572,953	31,544,407	—	—
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	—	336,268	(30,015)	306,253	5,965,806	(30,015)	—
Lord Abbett Investment Trust – High Yield Fund – Class I	17,131,467	5,832,023	(2,978,253)	19,985,237	151,887,801	317,906 (a)	5,943,439
Lord Abbett Securities Trust – International Core Equity Fund – Class I	3,166,469	81,855	(3,248,324)	—	—	2,727,322	838,193
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	10,419,495	6,737,130	(539,231)	16,617,394	116,986,454	(1,087,134)	1,698,461
Lord Abbett Securities Trust – International Opportunities Fund – Class I	1,720,162	20,187	(1,740,349)	—	—	(1,444,053)	225,685
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) – Class I	3,821,042	4,307,950	—	8,128,992	129,413,557	—	317,578

Notes to Financial Statements (unaudited)(continued)
Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2012	Value at 5/31/2012	Net Realized Gain (Loss) 12/1/2011 to 5/31/2012		Dividend Income 12/1/2011 to 5/31/2012

Lord Abbett Investment Trust – Short Duration Fund – Class I	2,842,210	2,725,327	(1,145,390)	4,422,147	$20,209,213	$19,935		$272,649
Lord Abbett Stock Appreciation Fund – Class I	3,887,426	—	(3,887,426)	—	—	3,357,654		—
Lord Abbett Investment Trust – Total Return Fund- Class I	52,104	24,302	(76,406)	—	—	(343	)(b)	1,913
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	2,275,501	—	(145,423)	2,130,078	32,334,584	168,262		—

Total					$666,522,973	$3,634,485		$11,495,146

(a)	Includes $982,570 of distributed capital gains.
(b)	Includes $31,099 of distributed capital gains.

9.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	INVESTMENT RISKS

The Funds’ investments are each concentrated in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Balanced Strategy Fund, Diversified Income Strategy Fund, and Growth & Income Strategy Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Notes to Financial Statements (unaudited)(continued)

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fail to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because the Diversified Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund generally will be invested in equity funds and the Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments. Given the Balanced Strategy Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Balanced Strategy Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	9,418,112	$98,018,373	21,258,370	$225,055,444
Converted from Class B*	318,456	3,330,727	862,688	9,056,535
Reinvestment of distributions	1,791,172	18,405,632	3,655,792	38,466,257
Shares reacquired	(10,662,902)	(110,633,541)	(25,809,482)	(272,490,695)

Increase (decrease)	864,838	$9,121,191	(32,632)	$87,541

Class B Shares

Shares sold	186,254	$1,926,017	407,462	$4,312,841
Reinvestment of distributions	77,202	789,049	193,525	2,038,501
Shares reacquired	(768,839)	(8,005,824)	(1,488,324)	(15,717,677)
Converted to Class A*	(318,762)	(3,330,727)	(863,648)	(9,056,535)

Decrease	(824,145)	$(8,621,485)	(1,750,985)	$(18,422,870)

Class C Shares

Shares sold	1,984,853	$20,623,718	4,130,610	$43,501,447
Reinvestment of distributions	229,634	2,343,540	465,861	4,880,528
Shares reacquired	(2,257,156)	(23,279,973)	(4,448,468)	(46,432,981)

Increase (decrease)	(42,669)	$(312,715)	148,003	$1,948,994

Notes to Financial Statements (unaudited)(continued)

Balanced Strategy Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class F Shares

Shares sold	196,388	$2,017,074	449,891	$4,779,912
Reinvestment of distributions	14,944	153,532	25,285	265,431
Shares reacquired	(199,820)	(2,100,754)	(395,431)	(4,119,329)

Increase	11,512	$69,852	79,745	$926,014

Class I Shares

Shares sold	243,198	$2,526,579	3,311,184	$34,319,299
Reinvestment of distributions	49,056	504,126	89,331	942,136
Shares reacquired	(294,212)	(3,061,553)	(875,005)	(9,390,438)

Increase (decrease)	(1,958)	$(30,848)	2,525,510	$25,870,997

Class P Shares

Shares sold	18,262	$188,180	81,750	$880,131
Reinvestment of distributions	3,311	33,722	14,417	153,111
Shares reacquired	(117,378)	(1,205,596)	(392,567)	(4,232,286)

Decrease	(95,805)	$(983,694)	(296,400)	$(3,199,044)

Class R2 Shares

Shares sold	52,964	$551,966	178,545	$1,955,595
Reinvestment of distributions	838	8,763	1,072	11,379
Shares reacquired	(64,587)	(658,062)	(98,349)	(1,064,714)

Increase (decrease)	(10,785)	$(97,333)	81,268	$902,260

Class R3 Shares

Shares sold	466,137	$4,813,869	878,626	$9,247,528
Reinvestment of distributions	34,817	357,095	59,513	623,405
Shares reacquired	(329,064)	(3,383,064)	(356,036)	(3,737,869)

Increase	171,890	$1,787,900	582,103	$6,133,064

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Diversified Equity Strategy Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	1,167,706	$18,962,779	3,129,107	$51,701,321
Converted from Class B*	3,183	52,664	15,428	252,317
Reinvestment of distributions	37,773	563,202	7,952	131,137
Shares reacquired	(1,208,064)	(19,608,931)	(2,471,459)	(40,460,807)

Increase (decrease)	598	$(30,286)	681,028	$11,623,968

Class B Shares

Shares sold	8,889	$142,617	35,695	$574,713
Shares reacquired	(83,172)	(1,314,127)	(87,331)	(1,402,910)
Converted to Class A*	(3,239)	(52,664)	(15,697)	(252,317)

Decrease	(77,522)	$(1,224,174)	(67,333)	$(1,080,514)

Notes to Financial Statements (unaudited)(continued)

Diversified Equity Strategy Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class C Shares	Shares	Amount	Shares	Amount

Shares sold	306,902	$4,875,485	839,865	$13,616,858
Shares reacquired	(318,221)	(5,045,684)	(717,662)	(11,282,238)

Increase (decrease)	(11,319)	$(170,199)	122,203	$2,334,620

Class F Shares

Shares sold	61,496	$964,593	354,844	$6,003,911
Reinvestment of distributions	2,166	32,248	217	3,574
Shares reacquired	(65,389)	(1,043,266)	(107,659)	(1,694,445)

Increase (decrease)	(1,727)	$(46,425)	247,402	$4,313,040

Class I Shares

Shares sold	34,294	$551,999	165,168	$2,816,423
Reinvestment of distributions	10	155	369	6,120
Shares reacquired	(37,373)	(618,157)	(107,275)	(1,867,108)

Increase (decrease)	(3,069)	$(66,003)	58,262	$955,435

Class P Shares

Shares sold	869	$14,157	5,024	$83,281
Reinvestment of distributions	33	504	2	41
Shares reacquired	(442)	(7,377)	(2,611)	(39,617)

Increase	460	$7,284	2,415	$43,705

Class R2 Shares

Shares sold	5,062	$82,348	14,732	$245,677
Reinvestment of distributions	46	683	6	100
Shares reacquired	(632)	(10,520)	(1,799)	(28,721)

Increase	4,476	$72,511	12,939	$217,056

Class R3 Shares

Shares sold	69,195	$1,114,579	172,264	$2,844,520
Reinvestment of distributions	1,028	15,242	176	2,883
Shares reacquired	(28,231)	(447,158)	(52,301)	(821,720)

Increase	41,992	$682,663	120,139	$2,025,683

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Diversified Income Strategy Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	6,181,955	$89,708,257	9,874,732	$145,344,527
Converted from Class B*	10,334	151,088	38,436	564,217
Reinvestment of distributions	477,016	6,851,229	754,887	11,037,411
Shares reacquired	(3,225,471)	(46,789,957)	(5,000,762)	(73,626,209)

Increase	3,443,834	$49,920,617	5,667,293	$83,319,946

Notes to Financial Statements (unaudited)(continued)

Diversified Income Strategy Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class B Shares	Shares	Amount	Shares	Amount

Shares sold	39,991	$578,687	92,761	$1,377,788
Reinvestment of distributions	13,362	193,402	29,061	429,986
Shares reacquired	(82,931)	(1,205,045)	(141,174)	(2,109,141)
Converted to Class A*	(10,235)	(151,088)	(38,083)	(564,217)

Decrease	(39,813)	$(584,044)	(57,435)	$(865,584)

Class C Shares

Shares sold	3,614,698	$53,106,842	5,125,009	$76,301,709
Reinvestment of distributions	170,658	2,477,120	218,823	3,222,660
Shares reacquired	(1,008,285)	(14,713,627)	(1,457,551)	(21,428,974)

Increase	2,777,071	$40,870,335	3,886,281	$58,095,395

Class F Shares

Shares sold	2,327,282	$33,773,376	2,756,047	$40,645,079
Reinvestment of distributions	56,922	819,472	48,771	709,182
Shares reacquired	(580,281)	(8,389,458)	(1,412,417)	(19,998,213)

Increase	1,803,923	$26,203,390	1,392,401	$21,356,048

Class I Shares

Shares sold	18,554	$267,690	30,887	$458,912
Reinvestment of distributions	535	7,661	849	12,351
Shares reacquired	(1,322)	(19,425)	(14,908)	(221,403)

Increase	17,767	$255,926	16,828	$249,860

Class P Shares

Shares sold	69.032	$1,011	338	$5,099
Reinvestment of distributions	16.261	235	26	384
Shares reacquired	(0.840)	(12)	(70)	(1,015)

Increase	84.453	$1,234	294	$4,468

Class R2 Shares

Shares sold	16,150	$237,888	17,311	$254,875
Reinvestment of distributions	89	1,308	122	1,821
Shares reacquired	(2,017)	(29,785)	(5,200)	(75,057)

Increase	14,222	$209,411	12,233	$181,639

Class R3 Shares

Shares sold	133,925	$1,924,534	198,117	$2,880,175
Reinvestment of distributions	8,304	119,382	11,905	173,524
Shares reacquired	(102,427)	(1,483,178)	(65,927)	(950,601)

Increase	39,802	$560,738	144,095	$2,103,098

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

Growth & Income Strategy Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	4,834,909	$74,992,992	11,179,161	$175,700,576
Converted from Class B*	38,948	611,152	125,396	1,931,560
Reinvestment of distributions	515,439	7,808,711	731,588	11,245,479
Shares reacquired	(3,834,038)	(59,233,207)	(7,039,046)	(109,169,768)

Increase	1,555,258	$24,179,648	4,997,099	$79,707,847

Class B Shares

Shares sold	66,970	$1,031,302	223,465	$3,468,520
Reinvestment of distributions	21,783	326,249	35,392	543,138
Shares reacquired	(230,324)	(3,538,392)	(419,933)	(6,559,702)
Converted to Class A*	(39,195)	(611,152)	(126,234)	(1,931,560)

Decrease	(180,766)	$(2,791,993)	(287,310)	$(4,479,604)

Class C Shares

Shares sold	820,005	$12,675,297	2,228,588	$34,931,747
Reinvestment of distributions	76,462	1,147,048	105,618	1,617,141
Shares reacquired	(736,933)	(11,285,163)	(1,600,026)	(24,559,362)

Increase	159,534	$2,537,182	734,180	$11,989,526

Class F Shares

Shares sold	98,937	$1,544,195	402,751	$6,324,673
Reinvestment of distributions	3,585	54,296	4,509	68,861
Shares reacquired	(71,113)	(1,098,570)	(299,818)	(4,513,378)

Increase	31,409	$499,921	107,442	$1,880,156

Class I Shares

Shares sold	96,655	$1,521,424	103,935	$1,592,741
Reinvestment of distributions	1,235	19,159	599	9,590
Shares reacquired	(13,945)	(218,521)	(53,700)	(867,152)

Increase	83,945	$1,322,062	50,834	$735,179

Class P Shares

Shares sold	3.696	$69	262.890	$4,344
Reinvestment of distributions	4.882	74	4.585	70
Shares reacquired	—	(12)	(21.427)	(347)

Increase	8.578	$131	246.048	$4,067

Class R2 Shares

Shares sold	4,431	$70,237	6,888	$107,911
Reinvestment of distributions	114	1,749	150	2,304
Shares reacquired	(3,125)	(49,552)	(3,859)	(58,811)

Increase	1,420	$22,434	3,179	$51,404

Notes to Financial Statements (unaudited)(concluded)

Growth & Income Strategy Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class R3 Shares

Shares sold	156,243	$2,411,563	334,601	$5,221,292
Reinvestment of distributions	11,242	169,788	16,068	246,265
Shares reacquired	(144,869)	(2,204,778)	(157,291)	(2,390,849)

Increase	22,616	$376,573	193,378	$3,076,708

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12	RECENT ACCOUNTING STANDARD
The Financial Accounting Standards Board issued amended guidance to improve disclosure of fair value measurements. Fair value measurements categorized as Level 3 will require quantitative information with respect to unobservable inputs and assumptions used, a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs, and enhanced disclosure of valuation policies and procedures. In addition, quantitative and qualitative disclosure will be required for all transfers in and out of Level 1 and Level 2. The amended guidance is effective for the first reporting period beginning after December 15, 2011. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of May 31, 2012, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. – Class I	17.37%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund, Inc. – Class I	0.90%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund, Inc. – Class I	1.82%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	2.86%
Lord Abbett Investment Trust – Convertible Fund – Class I	9.98%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	9.91%
Lord Abbett Research Fund, Inc. Growth Opportunities Fund – Class I	3.73%
Lord Abbett Investment Trust – High Yield Fund – Class I	23.97%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	12.81%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I (formerly, Mid-Cap Value Fund, Inc.)	15.11%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	1.54%

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. – Class I	15.05%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	20.02%
Lord Abbett Developing Growth Fund, Inc. – Class I	5.03%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	10.04%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	9.97%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	11.94%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	7.90%
Lord Abbett Stock Appreciation Fund – Class I	10.00%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10.05%

Diversified Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. – Class I	5.23%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund-Class I	0.62%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund-Class I	0.83%
Lord Abbett Investment Trust – Convertible Fund – Class I	10.61%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	9.62%
Lord Abbett Investment Trust – High Yield Fund – Class I	33.29%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	8.00%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I (formerly, Mid-Cap Value Fund, Inc.)	9.94%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	21.86%

Investments in Underlying Funds (unaudited)(continued)

Growth & Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. – Class I	8.87%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund, Inc. – Class I	0.91%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund, Inc. – Class I	1.07%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	15.88%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	4.73%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	0.90%
Lord Abbett Investment Trust – High Yield Fund – Class I	22.79%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	17.55%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I (formerly, Mid-Cap Value Fund, Inc.)	19.42%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	3.03%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	4.85%

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2012, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments

Wells Fargo & Co.	3.80%
Pfizer, Inc.	3.25%
JPMorgan Chase & Co.	2.91%
AT&T, Inc.	2.76%
Chevron Corp.	2.76%
General Electric Co.	2.26%
Exxon Mobil Corp.	1.99%
Walt Disney Co. (The)	1.87%
Goldman Sachs Group, Inc. (The)	1.84%
Johnson & Johnson	1.79%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.57%
Consumer Staples	7.89%
Energy	13.63%
Financials	23.59%
Health Care	14.02%
Industrials	8.15%
Information Technology	7.70%
Materials	5.07%
Telecommunication Services	5.15%
Utilities	2.95%
Short-Term Investment	0.28%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Calibrated Large Cap Value Fund, Inc.

Ten Largest Holdings	% of Investments

AT&T, Inc.	3.46%
Merck & Co., Inc.	2.85%
Exxon Mobil Corp.	2.58%
Wells Fargo & Co.	1.86%
Target Corp.	1.86%
Intel Corp.	1.85%
ConocoPhillips	1.83%
Time Warner, Inc.	1.74%
Altria Group, Inc.	1.60%
PPL Corp.	1.58%

Holdings by Sector*	% of Investments

Consumer Discretionary	8.21%
Consumer Staples	7.57%
Energy	9.78%
Financials	22.24%
Health Care	11.38%
Industrials	7.74%
Information Technology	7.14%
Materials	2.60%
Telecommunication Services	4.00%
Utilities	6.14%
Short-Term Investment	13.20%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Calibrated Mid Cap Value Fund, Inc.

Ten Largest Holdings	% of Investments

PPL Corp.	2.42%
Macy’s, Inc.	2.30%
SunTrust Banks, Inc.	2.16%
Cigna Corp.	2.12%
Noble Energy, Inc.	2.02%
AES Corp. (The)	2.00%
International Paper Co.	1.98%
Eaton Corp.	1.95%
Everest Re Group Ltd.	1.93%
NV Energy, Inc.	1.90%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	12.24%
Consumer Staples	6.88%
Energy	5.97%
Financials	32.68%
Health Care	6.73%
Industrials	10.72%
Information Technology	7.54%
Materials	3.88%
Utilities	13.36%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Capital Structure Fund

Ten Largest Holdings	% of Investments

Apple, Inc.	2.15%
Exxon Mobil Corp.	1.73%
Microsoft Corp.	1.56%
ConocoPhillips	1.53%
Wells Fargo & Co.	1.41%
Chevron Corp.	1.30%
Mylan, Inc.	1.27%
Pfizer, Inc.	1.23%
Verizon Communications, Inc.	1.12%
Gilead Sciences, Inc.	1.12%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.87%
Consumer Staples	6.10%
Energy	12.81%
Financials	12.81%
Health Care	9.57%
Industrials	10.17%
Information Technology	16.62%
Materials	7.29%
Telecommunication Services	5.28%
Utilities	2.78%
Short-Term Investment	4.70%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments

Activision Blizzard, Inc.	0.04%
E.I. du Pont de Nemours & Co.	0.15%
Amazon.com, Inc.	0.15%
EQT Corp.	0.16%
Franklin Resources, Inc.	0.17%
Potash Corp. of Saskatchewan, Inc.	0.19%
Range Resources Corp.	0.20%
Newmont Mining Corp.	0.20%
eBay, Inc.	0.21%
Southwestern Energy Co.	0.22%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.49%
Consumer Staples	7.82%
Energy	11.01%
Financials	13.89%
Health Care	12.74%
Industrials	11.12%
Information Technology	22.20%
Materials	5.84%
Telecommunication Services	2.99%
Utilities	1.46%
Short-Term Investment	1.44%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments

Intel Corp., 3.25%, 08/1/2039	2.71%
Amgen, Inc., .375%, 02/1/2013	2.55%
Bank of America Corp., 7.25%	2.34%
General Motors Co., 4.75%, 12/1/2013	2.00%
Chesapeake Energy Corp., 2.75%, 11/15/2035	1.76%
Host Hotels & Resorts LP, 2.50%, 10/15/2029	1.74%
SanDisk Corp., 1.00%, 05/15/2013	1.72%
NetApp, Inc., 1.75%, 06/1/2013	1.61%
Micron Technology, Inc., 1.50%, 08/1/2031	1.58%
Alliance Data Systems Corp., 1.75%, 08/1/2013	1.51%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	10.51%
Consumer Staples	2.94%
Energy	6.89%
Financial	17.23%
Healthcare	15.72%
Industrials	5.29%
Materials	5.29%
Media	2.52%
Technology	24.49%
Telecommunications	1.64%
Transportation	1.24%
Utilities	4.18%
Short-Term Investments	2.06%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments

Concur Technologies, Inc.	2.59%
Align Technology, Inc.	2.18%
CoStar Group, Inc.	1.81%
BE Aerospace, Inc.	1.70%
Cepheid, Inc.	1.68%
Cubist Pharmaceuticals, Inc.	1.66%
SVB Financial Group	1.66%
Ocwen Financial Corp.	1.60%
SolarWinds, Inc.	1.56%
athenahealth, Inc.	1.54%

Holdings by Sector*	% of Investments

Consumer Discretionary	14.23%
Consumer Staples	5.63%
Energy	6.02%
Financials	8.28%
Health Care	21.18%
Industrials	13.11%
Information Technology	30.71%
Short-Term Investment	0.84%

Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments

Turkey Government Bond, Zero Coupon, 8/8/2012	3.31%
General Electric Capital Corp., 5.40%, 9/20/2013	2.27%
Federal National Mortgage Assoc., 5.50%, TBA	1.41%
Federal National Mortgage Assoc., 5.50%, 8/1/2037	1.19%
American Express Bank FSB, 5.50%, 4/16/2013	0.99%
Cox Communications, Inc., 4.625%, 6/1/2013	0.89%
Macy’s Retail Holdings, Inc., 5.875%, 1/15/2013	0.86%
Historic TW, Inc., 9.125%, 1/15/2013	0.78%
Citigroup, Inc., 5.50%, 4/11/2013	0.74%
Western Union Co. (The), 1.114%, 3/7/2013	0.72%

Holdings by Sector*	% of Investments

Asset Backed	11.56%
Banking	8.44%
Basic Industry	2.17%
Capital Goods	0.48%
Consumer Cyclical	3.03%
Consumer Non-Cyclical	2.48%
Energy	7.55%
Financial Services	4.36%
Foreign Government	3.62%
Healthcare	2.12%
Insurance	0.36%
Media	1.97%
Mortgage Backed	38.31%
Real Estate	1.77%
Services	0.97%
Technology & Electronics	2.08%
Telecommunications	1.29%
Utility	2.55%
Short-Term Investment	4.89%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments

Berkshire Hathaway, Inc. Class B	2.13%
Capital One Financial Corp.	2.02%
Omnicom Group, Inc.	1.78%
Interpublic Group of Cos., Inc. (The)	1.74%
Archer Daniels Midland Co.	1.72%
eBay, Inc.	1.69%
Thermo Fisher Scientific, Inc.	1.69%
Teva Pharmaceutical Industries Ltd. ADR	1.68%
Celgene Corp.	1.67%
Ford Motor Co.	1.66%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	13.27%
Consumer Staples	6.05%
Energy	7.55%
Financials	20.98%
Health Care	17.80%
Industrials	13.54%
Information Technology	11.47%
Materials	6.47%
Utilities	2.07%
Short-Term Investment	0.80%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments

SXC Health Solutions Corp.	2.33%
Discovery Communications, Inc. Class A	2.09%
Agilent Technologies, Inc.	2.03%
Ross Stores, Inc.	1.94%
Whole Foods Market, Inc.	1.79%
Watson Pharmaceuticals, Inc.	1.79%
Dollar General Corp.	1.78%
Citrix Systems, Inc.	1.70%
NCR Corp.	1.67%
AMETEK, Inc.	1.60%

Holdings by Sector*	% of Investments

Consumer Discretionary	26.15%
Consumer Staples	5.70%
Energy	6.44%
Financials	6.98%
Health Care	14.93%
Industrials	13.26%
Information Technology	19.08%
Materials	6.64%
Short-Term Investment	0.82%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments

Intelsat Bermuda Ltd. PIK, 11.50%, 2/04/2017	1.00%
Alliance Data Systems Corp., 6.375%, 4/01/2020	0.85%
AMC Networks, Inc., 7.75%, 7/15/2021	0.72%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	0.67%
Pacific Rubiales Energy Corp., 7.25%, 12/12/2021	0.67%
FMG Resources (August 2006) Pty Ltd., 8.25%, 11/01/2019	0.66%
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	0.66%
HCA, Inc., 6.50%, 2/15/2020	0.64%
Sprint Nextel Corp., 9.00%, 11/15/2018	0.63%
Lions Gate Entertainment, Inc., 10.25%, 11/01/2016	0.62%

Holdings by Sector*	% of Investments

Agency	0.00%	**
Automotive	3.55%
Banking	4.02%
Basic Industry	10.36%
Capital Goods	5.48%
Consumer Cyclical	5.54%
Consumer Non-Cyclical	4.30%
Energy	13.19%
Financial Services	6.35%
Foreign Government	0.96%
Healthcare	4.13%
Insurance	0.83%
Media	6.71%
Real Estate	0.55%
Services	14.58%
Technology & Electronics	6.11%
Telecommunications	7.61%
Utility	3.81%
Short-Term Investment	1.92%

Total	100.00%

*	A sector may comprise several industries
**	Amount is less than .01%.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments

Tullow Oil plc	2.35%
Anheuser-Busch InBev NV	2.33%
Fresenius SE & Co. KGaA	2.19%
Toyota Motor Corp.	2.03%
Yamana Gold, Inc.	2.03%
East Japan Railway Co.	1.87%
Teva Pharmaceutical Industries Ltd. ADR	1.81%
Bangkok Bank Public Co., Ltd.	1.75%
Keppel Corp., Ltd.	1.74%
Unilever plc	1.67%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	9.51%
Consumer Staples	13.51%
Energy	7.07%
Financials	17.21%
Health Care	9.47%
Industrials	13.12%
Information Technology	8.09%
Materials	7.08%
Telecommunication Services	5.38%
Utilities	6.59%
Short-Term Investment	2.97%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments

Telstra Corp., Ltd.	1.98%
E. On AG	1.95%
Admiral Group plc	1.93%
ProSiebenSat.1 Media AG	1.89%
Spark Infrastructure Group	1.89%
KT&G Corp.	1.77%
National Grid plc	1.76%
Telenor ASA	1.70%
CSM	1.70%
Unilever plc	1.69%

Holdings by Sector*	% of Investments

Consumer Discretionary	10.11%
Consumer Staples	11.47%
Energy	5.03%
Financials	20.90%
Health Care	2.52%
Industrials	11.80%
Information Technology	4.71%
Materials	4.41%
Telecommunication Services	14.05%
Utilities	12.12%
Short-Term Investment	2.88%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments

FP Corp.	2.12%
Viscofan SA	1.95%
Park24 Co., Ltd.	1.77%
Brunel International NV	1.76%
Intertek Group plc	1.69%
Croda International plc	1.68%
Gerresheimer AG	1.64%
easyJet plc	1.59%
United Arrows Ltd.	1.56%
Intrum Justitia AB	1.51%

Holdings by Sector*	% of Investments

Consumer Discretionary	17.79%
Consumer Staples	10.79%
Energy	6.50%
Financials	13.15%
Health Care	4.95%
Industrials	20.12%
Information Technology	13.91%
Materials	7.34%
Telecommunication Services	0.86%
Utilities	2.86%
Short-Term Investment	1.73%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Lord Abbett Mid-Cap Value Fund, Inc.)

Ten Largest Holdings	% of Investments

Interpublic Group of Cos., Inc. (The)	2.58%
Omnicom Group, Inc.	2.05%
Fiserv, Inc.	2.02%
Watson Pharmaceuticals, Inc.	1.88%
Ashland, Inc.	1.87%
Mylan, Inc.	1.87%
Bunge Ltd.	1.79%
Dover Corp.	1.78%
PartnerRe Ltd.	1.70%
Everest Re Group Ltd.	1.61%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	12.89%
Consumer Staples	3.69%
Energy	6.15%
Financials	22.43%
Health Care	11.16%
Industrials	17.45%
Information Technology	9.69%
Materials	9.64%
Telecommunication Services	1.12%
Utilities	2.97%
Short-Term Investment	2.81%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments

Georgia-Pacific LLC, 8.25%, 5/01/2016	1.14%
JPMorgan Chase & Co., 3.45%, 3/01/2016	0.76%
Anglo American Capital plc, 9.375%, 4/08/2019	0.57%
Federal Home Loan Mortgage Corp., 1.00%, 6/29/2017	0.55%
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3, 5.765%, 7/15/2045	0.50%
Teck Resources Ltd., 10.75%, 5/15/2019	0.49%
Federal Home Loan Bank, 1.00%, 6/21/2017	0.49%
Wachovia Bank Commercial Mortgage Trust 2007-C31 A4, 5.509%, 4/15/2047	0.49%
Compagnie de Financement Foncier, 1.625%, 7/23/2012	0.47%
Petrohawk Energy Corp., 10.50%, 8/01/2014	0.47%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Auto	0.35%
Basic Industry	2.60%
Consumer Cyclicals	2.01%
Consumer Discretionary	2.39%
Consumer Non-Cyclical	0.08%
Consumer Services	0.60%
Consumer Staples	1.64%
Energy	5.35%
Financial Services	51.32%
Foreign Government	0.82%
Health Care	1.14%
Integrated Oils	1.78%
Materials and Processing	4.04%
Municipal	0.40%
Producer Durables	0.64%
Technology	1.96%
Telecommunications	2.18%
Transportation	0.86%
U.S. Government	12.18%
Utilities	2.59%
Short-Term Investment	5.07%

Total	100.00%

*	A sector may comprise several industries

Lord Abbett Stock Appreciation Fund

Ten Largest Holdings	% of Investments

Apple, Inc.	8.22%
Google, Inc. Class A	3.68%
QUALCOMM, Inc.	2.87%
eBay, Inc.	2.60%
Microsoft Corp.	2.33%
Amazon.com, Inc.	2.29%
Visa, Inc. Class A	2.05%
Honeywell International, Inc.	1.99%
Precision Castparts Corp.	1.84%
Citrix Systems, Inc.	1.81%

Holdings by Sector*	% of Investments

Consumer Discretionary	19.31%
Consumer Staples	4.79%
Energy	6.35%
Financials	6.15%
Health Care	13.20%
Industrials	9.95%
Information Technology	35.09%
Materials	3.77%
Short-Term Investment	1.39%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments

Watson Pharmaceuticals, Inc.	2.54%
Interpublic Group of Cos., Inc. (The)	2.15%
PerkinElmer, Inc.	2.13%
Comerica, Inc.	1.99%
Beam, Inc.	1.92%
Arch Capital Group Ltd.	1.80%
Tetra Tech, Inc.	1.73%
Reliance Steel & Aluminum Co.	1.64%
Amdocs Ltd.	1.53%
Nuance Communications, Inc.	1.52%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.63%
Consumer Staples	4.09%
Energy	5.47%
Financials	19.77%
Health Care	8.24%
Industrials	17.80%
Information Technology	15.36%
Materials	10.00%
Utilities	5.63%
Short-Term Investment	2.01%

Total	100.00%

*	A sector may comprise several industries.

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmarks(s). Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and portfolio allocation, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the relevant performance universes, in each case as of various periods ended August 31, 2011.

As to Balanced Strategy Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the eight-month period, the fourth quintile for the one-year period, the second quintile for the three-year period, and the third quintile for the five-year and ten-year periods. The Board also observed that the Fund’s investment performance was lower than that of the Lipper Mixed-Asset Target Allocation Moderate Index for the eight-month, one-year, and five-year periods and higher than that of the Index for the three-year and ten-year periods.

As to Diversified Equity Strategy Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the eight-month period, the fourth quintile for the one-year period, and the second quintile for the three-year and five-year periods. The Board also observed that the investment performance was lower than that of the Lipper Multi-Cap Core Index for the eight-month and one-year periods and higher than that of the Index for the three-year and five-year periods.

As to Diversified Income Strategy Fund, the Board observed that the investment performance of the Class A shares was in the fourth quintile of its performance universe for the eight-month period, the second quintile for the one-year period, and the first quintile for the three-year and five-year periods. The Board observed that the investment performance was higher than that of the Lipper Mixed-Asset Target Allocation Conservative Index for each of these periods except for the eight-month period.

As to Growth & Income Strategy Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the eight-month period, the fourth quintile for the one-year period, and the second quintile for the three-year and five-year periods. The Board also observed that the investment performance was lower than that of the Lipper Mixed-Asset Target Allocation Growth Index for the eight-month and one-year periods and higher than that of the Index for the three-year and five-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also noted that each of the Funds recently implemented certain changes to its strategy and named Mr. Robert Gerber as its sole portfolio manager. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparison or comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund. It also considered the amount and nature of the fees paid by shareholders.

As to Balanced Strategy Fund, the Board considered the management fee and the total expenses of the Fund in comparison to three peer groups, the first consisting of funds of funds with the same Lipper classification, the second consisting of funds with the same Lipper classification that are not funds of funds, and the third consisting of actively managed affiliated mixed-asset target allocation moderate funds of funds. The Board observed that for the fiscal year ended November 30, 2010 the contractual management fees and administrative services fee, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately fifteen basis points below the median of the first peer group, approximately fifty basis points below the median of the second peer group, and approximately two basis points below the median of the third peer group. The Board observed that the actual management fees and administrative services fees for the fiscal year ended November 30, 2010 were approximately thirteen basis points below the median of the first peer group, approximately fifty-nine basis points below the median of the second peer group, and approximately eleven basis points below the median of the third peer group. The Board observed that, like other funds in the first and third peer groups, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. As to the first peer group, the Board observed that, taking into account these indirect expenses, for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately three basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately sixteen basis points below the median of the peer group, the total expense ratio of Class F was approximately eighteen basis points below the median of the peer group, the total expense ratio of Class I was approximately ten basis points below the median of the peer group, the total expense ratio of Class P was approximately twenty basis points below the median of the peer group, the total expense ratio of Class R2 was approximately ten basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately sixteen basis points below the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately eight basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately nine basis points below the median of the peer group, the total expense ratio of Class F was approximately seven basis points below the median of the peer group, the total expense ratio of Class I was approximately eight basis points below the median of the peer group, the total expense ratio of Class P was approximately seventeen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately seven basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately thirteen basis points below the median of the peer group. As to the third peer group, the Board observed that, taking into account the indirect expenses, for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately twenty-two basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-five basis points below the median of the peer group, the total expense ratio of Class F was approximately twenty-one basis points below the median of the peer group, the total expense ratio of Class I was approximately twenty-seven basis points below the median of the peer group, the total expense ratio of Class P was approximately eleven basis points below the median of the peer group, the total expense ratio of Class R2 was approximately the same as the median of the peer group, and the total expense ratio of Class R3 was approximately six basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 for only a portion of the fiscal year and that had it been operational for the entire fiscal year the expense ratio of Class R2 would have been approximately four basis points higher. The Board also noted that the Class A expense ratio did not reflect a recent reduction in the Rule 12b-1 fee rate. The Board noted that effective September 26, 2011 the Fund and Lord Abbett had entered into a management fee waiver agreement under which Lord Abbett waived five basis points of its management fee and that Lord Abbett proposed to enter into a new management fee waiver agreement through March 31, 2013 under which it would continue to waive five basis points of its management fee. The Board also noted that Lord Abbett was voluntarily waiving an additional five basis points of its management fee, thereby effectively waiving its entire fee, but that Lord Abbett could cease this voluntary waiver at any time. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

As to Diversified Equity Strategy Fund, the Board considered the management fee and the total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same Lipper classification and the second consisting of funds with the same Lipper classification that are not funds of funds. The Board observed that for the fiscal year ended November 30, 2010 the contractual management fees and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately one basis point below the median of the first peer group and sixty-five basis points below the median of the second peer group. The Board observed that for the fiscal year ended November 30, 2010 the actual management fees and administrative services fees were approximately two basis points below the median of the first peer group and seventy-four basis points below the median of the second peer group. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately twenty-five basis points below the median of the first peer group, the total expense ratios of Class B and Class C were approximately forty-one basis points below the median of the first peer group, the total expense ratio of Class F was approximately fourteen basis points below the median of the first peer group, the total expense ratio of Class I was approximately forty-five basis points below the median of the first peer group, the total expense ratio of Class P was approximately eleven basis points below the median of the first peer group, the total expense ratio of Class R2 was approximately one basis point below the median of the first peer group, and the total expense ratio of Class R3 was approximately seven basis points below the median of the first peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately seventeen basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-six basis points below the median of the peer group, the total expense ratio of Class F was approximately thirty-three basis points below the median of the peer group, the total expense ratio of Class I was approximately nineteen basis points below the median of the peer group, the total expense ratio of Class P was approximately five basis points below the median of the peer group, the total expense ratio of Class R2 was approximately five basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 for only a portion of the fiscal year and that had it been operational for the entire fiscal year the expense ratio of Class R2 would have been approximately five basis points higher. The Board also noted that the Class A expense ratio did not reflect a recent reduction in the Rule 12b-1 fee rate. The Board noted that effective September 26, 2011 the Fund and Lord Abbett had entered into a management fee waiver agreement under which Lord Abbett waived five basis points of its management fee and that Lord Abbett proposed to enter into a new management fee waiver agreement through March 31, 2013, under which it would continue to waive five basis points of its management fee. The Board also noted that Lord Abbett was voluntarily waiving an additional five basis points of its management fee, thereby effectively waiving its entire fee, but that Lord Abbett could cease this voluntary waiver at any time. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

As to Diversified Income Strategy Fund, the Board considered the management fee and the total expenses of the Fund in comparison to three peer groups, the first consisting of funds of funds with the same Lipper classification, the second consisting of funds with the same Lipper classification that are not funds of funds, and the third consisting of actively managed affiliated mixed-asset target allocation conservative funds of funds. As to the first peer group, the Board observed that for the fiscal year ended November 30, 2010 the contractual management fees and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately six basis points below the median of the peer group and the actual management fees and administrative services fees were approximately five basis points below the median of the peer group. As to the second peer group, the Board observed that for the fiscal year ended November 30, 2010 the contractual management fees and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately forty-seven basis points below the median of the peer group and the actual management fees and administrative services fees were approximately fifty-eight basis points below the median of the peer group. As to the third peer group, the Board observed that for the fiscal year ended November 30, 2010 the contractual management fees and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately two basis points below the median of the peer group and the actual management fees and administrative services fees were approximately three basis points below the median of the peer group. The Board observed that, like other funds in the first and third peer groups, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board observed that, taking into account these indirect expenses, for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately one basis point above the median of the first peer group, the total expense ratios of Class B and Class C were approximately eleven basis points below the median of the first peer group, the total expense ratio of Class F was approximately nineteen basis points below the median of the first peer group, the total expense ratio of Class I was approximately the same as the median of the first peer group, the total expense ratio of Class P was approximately twelve basis points below the median of the first peer group, the total expense ratio of Class R2 was approximately forty-three basis points below the median of the first peer group, and the total expense ratio of Class R3 was approximately five basis points below the median of the first peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately one basis point below the median of the peer group, the total expense ratios of Class B and Class C were approximately ten basis points below the median of the peer group, the total expense ratio of Class F was approximately one basis point below the median of the peer group, the total expense ratio of Class I was approximately three basis points below the median of the peer group, the total expense ratio of Class P was approximately four basis points below the median of the peer group, the total expense ratio of Class R2 was approximately thirty-five basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately four basis points above the median of the peer group. As to the third peer group, the Board observed that, taking into account indirect expenses, for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately eleven basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately seventeen basis points below the median of the peer group, the total expense ratio of Class F was approximately fourteen basis points below the median of the peer group, the total expense ratio of Class I was approximately seventeen basis points below the median of the peer group, the total expense ratio of Class P was approximately eight basis points below the median of the peer group, the total expense ratio of Class R2 was approximately thirty-nine basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 for only a portion of the fiscal year and that had it been operational for the entire fiscal year the expense ratio of Class R2 would have been approximately forty-nine basis points higher. The Board also noted that the Class A expense ratio did not reflect a recent reduction in the Rule 12b-1 fee rate. The Board noted that effective September 26, 2011 the Fund and Lord Abbett had entered into a management fee waiver agreement under which Lord Abbett waived five basis points of its management fee and that Lord Abbett proposed to enter into a new management fee waiver agreement through March 31, 2013 under which it would continue to waive five basis points of its management fee. The Board also noted that Lord Abbett was voluntarily waiving an additional five basis points of its management fee, thereby effectively waiving its entire fee, but that Lord Abbett could cease this voluntary waiver at any time. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

As to Growth & Income Strategy Fund, the Board considered the management fee and the total expenses of the Fund in comparison to three peer groups, the first consisting of funds of funds with the same Lipper classification, the second consisting of funds with the same Lipper classification that are not funds of funds, and the third consisting of actively managed affiliated mixed-asset target allocation growth funds of funds. As to the first peer group, the Board observed that for the fiscal year ended November 30, 2010 the contractual management fees and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately six basis points below the median of the peer group and the actual management fees and administrative services fees were approximately fifteen basis points below the median of the peer group. As to the second peer group, the Board observed that for the fiscal year ended November 30, 2010 the contractual management fees and administrative service fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s net assets were approximately fifty-nine basis points below the median of the peer group and the actual management fees and administrative services fees were approximately sixty-three basis points below the median of the peer group. As to the third peer group, the Board observed that for the fiscal year ended November 30, 2010 the contractual management fees and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately four basis points below the median of the peer group and the actual management fees and administrative services fees were approximately five basis points below the median of the peer group. The Board observed that, like other funds in the first and third peer groups, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately fourteen basis points below the median of the first peer group, the total expense ratios of Class B and Class C were approximately twenty-nine basis points below the median of the first peer group, the total expense ratio of Class F was approximately twelve basis points below the median of the first peer group, the total expense ratio of Class I was approximately twenty-three basis points below the median of the first peer group, the total expense ratio of Class P was approximately twenty basis points below the median of the first peer group, the total expense ratio of Class R2 was approximately four basis points above the median of the first peer group, and the total expense ratio of Class R3 was approximately four basis points below the median of the first peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately four basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately eleven basis points below the median of the peer group, the total expense ratio of Class F was approximately the same as the median of the peer group, the total expense ratio of Class I was approximately three basis points below the median of the peer group, the total expense ratio of Class P was approximately twenty basis points below the median of the peer group, the total expense ratio of Class R2 was approximately four basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately four basis points below the median of the peer group. As to the third peer group, the Board observed that, taking into account indirect expenses, for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately twenty-five basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-six basis points below the median of the peer group, the total expense ratio of Class F was approximately nineteen basis points below the median of the peer group, the total expense ratio of Class I was approximately twenty-six basis points below the median of the peer group, the total expense ratio of Class P was approximately seventeen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately seven basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately one basis point below the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 for a portion of the fiscal year and that had it been operational for the entire fiscal year the expense ratio of Class R2 would have been approximately two basis points higher. The Board also noted that the Class A expense ratio did not reflect a recent reduction in the Rule 12b-1 fee rate. The Board noted that effective September 26, 2011 the Fund and Lord Abbett had entered into a management fee waiver agreement under which Lord Abbett waived five basis points of its management fee and that Lord Abbett proposed to enter into a new management fee waiver agreement through March 31, 2013 under which it would continue to waive five basis points of its management fee. The Board also noted that Lord Abbett was voluntarily waiving an additional five basis points of its management fee, thereby effectively waiving its entire fee, but that Lord Abbett could cease this voluntary waiver at any time. The Board considered what the expense ratio of each class likely would be under the management fee waiver agreement proposed by Lord Abbett and how those ratios would relate to those of the peer groups.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds and other Lord Abbett Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Lord Abbett Investment Trust

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Balanced Strategy Fund Lord Abbett Diversified Equity Strategy Fund Lord Abbett Diversified Income Strategy Fund Lord Abbett Growth & Income Strategy Fund

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		LASAF-3-0512 (07/12)

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Core Fixed Income Fund

Total Return Fund

For the six-month period ended May 31, 2012

Lord Abbett Investment Trust
Lord Abbett Core Fixed Income Fund and
Lord Abbett Total Return Fund Semiannual Report
For the six-month period ended May 31, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2012. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

1

Expense Examples

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 through May 31, 2012).

Actual Expenses

          For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 12/1/11 – 5/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Core Fixed Income Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A
Actual	$1,000.00	$1,041.70	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.24
Class B
Actual	$1,000.00	$1,037.70	$8.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.78	$8.27
Class C
Actual	$1,000.00	$1,038.50	$7.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.57	$7.52
Class F
Actual	$1,000.00	$1,043.20	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.74
Class I
Actual	$1,000.00	$1,043.70	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.77	$3.23
Class P
Actual	$1,000.00	$1,040.40	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.53	$5.50
Class R2
Actual	$1,000.00	$1,039.70	$6.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.78	$6.26
Class R3
Actual	$1,000.00	$1,040.20	$5.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.75

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.84% for Class A, 1.64% for Class B, 1.49% for Class C, 0.74% for Class F, 0.64% for Class I, 1.09% for Class P, 1.24% for Class R2 and 1.14% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2012

Sector*	%**
Auto	0.28%
Basic Industry	0.63%
Consumer Cyclicals	1.20%
Consumer Discretionary	0.54%
Consumer Services	0.57%
Consumer Staples	1.67%
Energy	2.35%
Financial Services	25.43%
Foreign Government	1.01%
Health Care	0.49%
Integrated Oils	1.26%

Sector*	%**
Materials and Processing	2.06%
Municipal	0.61%
Producer Durables	0.47%
Technology	0.81%
Telecommunications	0.79%
Transportation	0.55%
U.S. Government	48.68%
Utilities	1.08%
Short-Term Investments	9.52%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Total Return Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A
Actual	$1,000.00	$1,047.50	$4.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.29
Class B
Actual	$1,000.00	$1,042.20	$8.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.74	$8.32
Class C
Actual	$1,000.00	$1,044.20	$7.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.56	$7.52
Class F
Actual	$1,000.00	$1,047.00	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.23	$3.79
Class I
Actual	$1,000.00	$1,048.40	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.29
Class P
Actual	$1,000.00	$1,046.00	$5.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.48	$5.55
Class R2
Actual	$1,000.00	$1,044.40	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.74	$6.31
Class R3
Actual	$1,000.00	$1,045.00	$5.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.27	$5.81

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.65% for Class B 1.49% for Class C, 0.75% for Class F, 0.65% for Class I, 1.10% for Class P, 1.25% for Class R2 and 1.15% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2012

Sector*	%**
Auto	0.96%
Basic Industry	1.02%
Consumer Cyclicals	1.50%
Consumer Discretionary	0.75%
Consumer Services	0.87%
Consumer Staples	1.70%
Energy	5.07%
Financial Services	27.60%
Foreign Government	2.18%
Health Care	0.42%
Integrated Oils	1.18%

Sector*	%**
Materials and Processing	3.10%
Municipal	0.64%
Producer Durables	0.71%
Technology	1.36%
Telecommunications	1.36%
Transportation	0.94%
U.S. Government	42.24%
Utilities	2.14%
Short-Term Investments	4.26%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 111.91%

ASSET-BACKED SECURITIES 9.08%

Automobiles 5.09%
Ally Auto Receivables Trust 2010-4 A3	0.91%		11/17/2014	$2,563	$2,568,410
Ally Auto Receivables Trust 2011-2 A2	0.67%		10/15/2013	816	816,430
Ally Auto Receivables Trust 2011-3 A2	0.359%	#	1/15/2014	362	361,937
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%		12/9/2013	76	75,815
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%		9/8/2014	937	938,156
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%		11/10/2014	1,362	1,363,323
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%		3/9/2015	1,964	1,967,920
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%		10/8/2015	1,825	1,828,665
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	285	285,330
CarMax Auto Owner Trust 2011-1 A2	0.72%		11/15/2013	557	556,663
CarMax Auto Owner Trust 2011-2 A2	0.68%		9/15/2014	2,207	2,208,258
CarMax Auto Owner Trust 2011-3 A2	0.70%		11/17/2014	2,115	2,116,803
CarMax Auto Owner Trust 2012-1 A2	0.59%		3/16/2015	1,860	1,859,911
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%		8/8/2013	1,834	1,835,495
Ford Credit Auto Lease Trust 2011-A A2	0.74%		9/15/2013	2,424	2,425,763
Ford Credit Auto Lease Trust 2011-B A2	0.82%		1/15/2014	1,300	1,301,055
Ford Credit Auto Owner Trust 2009-E A3	1.51%		1/15/2014	599	600,255
Ford Credit Auto Owner Trust 2011-B A2	0.68%		1/15/2014	1,259	1,260,589
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%		5/15/2015	2,100	2,100,547
Huntington Auto Trust 2011-1A A2†	0.76%		4/15/2014	1,464	1,465,678
Huntington Auto Trust 2012-1 A2	0.54%		11/17/2014	2,000	1,999,238
Hyundai Auto Receivables Trust 2012-A A2	0.55%		6/16/2014	3,200	3,199,596
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%		1/15/2014	2,138	2,142,037
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%		4/15/2014	1,735	1,734,806
Nissan Auto Lease Trust 2010-B A2	0.90%		5/15/2013	99	98,773
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%		10/15/2014	1,595	1,594,441
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%		11/15/2013	312	311,768
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%		8/15/2013	359	359,495

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%		6/17/2013	$110	$110,325
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%		8/15/2013	330	330,420
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	1,301	1,300,731
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%		4/15/2014	1,395	1,396,486
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	2,500	2,503,962
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%		4/15/2015	3,525	3,526,264
Volkswagen Auto Lease Trust 2011-A A2	1.00%		2/20/2014	2,750	2,753,794
World Omni Automobile Lease Securitization Trust 2011-A A2	0.81%		10/15/2013	1,628	1,630,059

Total					52,929,198

Credit Cards 2.01%
Capital One Multi-Asset Execution Trust 2005-A10 A	0.319%	#	9/15/2015	400	399,902
Chase Issuance Trust 2005-A11 A	0.309%	#	12/15/2014	1,000	1,000,304
Chase Issuance Trust 2007-A17 A	5.12%		10/15/2014	1,000	1,017,644
Chase Issuance Trust 2008-A4	4.65%		3/15/2015	825	851,850
Chase Issuance Trust 2011-A1	0.429%	#	3/16/2015	1,300	1,301,558
Citibank Credit Card Issuance Trust 2002-A10	0.489%	#	12/17/2014	600	600,699
Citibank Omni Master Trust 2009-A14A†	2.989%	#	8/15/2018	1,700	1,789,284
Discover Card Master Trust 2009-A1	1.539%	#	12/15/2014	3,000	3,001,575
Discover Card Master Trust 2009-A2 A	1.539%	#	2/17/2015	5,025	5,038,265
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	3,850	3,865,556
World Financial Network Credit Card Master Trust 2006-A†	0.369%	#	2/15/2017	1,300	1,297,157
World Financial Network Credit Card Master Trust 2009-B A	3.79%		5/15/2016	800	803,252

Total					20,967,046

Home Equity 0.03%
Option One Mortgage Loan Trust
2007-FXD2 2A1	5.90%		3/25/2037	299	294,704

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Other 1.95%
Carrington Mortgage Loan Trust 2005-NC3 A1D	0.569%	#	6/25/2035	$936	$928,326
Illinois Student Assistance Commission 2010-1 A2	1.516%	#	4/25/2022	1,495	1,509,890
SLM Student Loan Trust 2006-2 A5	0.576%	#	7/25/2025	2,600	2,503,382
SLM Student Loan Trust 2008-3 A3	1.466%	#	10/25/2021	1,020	1,020,930
SLM Student Loan Trust 2008-5 A4	2.166%	#	7/25/2023	5,685	5,916,390
SLM Student Loan Trust 2010-A 2A†	3.489%	#	5/16/2044	869	902,058
SLM Student Loan Trust 2010-C A1†	1.889%	#	12/15/2017	1,491	1,494,803
SLM Student Loan Trust 2011-1 A2	1.389%	#	10/25/2034	1,600	1,582,520
SLM Student Loan Trust 2011-B A2†	3.74%		2/15/2029	1,500	1,524,564
SLM Student Loan Trust 2012-C A1†	1.34%	#	8/15/2023	1,415	1,415,000
Structured Asset Securities Corp.
2005-WF1 A3	0.569%	#	2/25/2035	1,618	1,495,981
Total					20,293,844

Total Asset-Backed Securities (cost $94,492,247)					94,484,792

CORPORATE BONDS 33.37%

Air Transportation 0.04%
Qantas Airways Ltd. (Australia)†(a)	6.05%		4/15/2016	354	368,454

Auto Parts: Original Equipment 0.28%
BorgWarner, Inc.	8.00%		10/1/2019	2,342	2,883,658

Automotive 0.07%
Kia Motors Corp. (South Korea)†(a)	3.625%		6/14/2016	700	721,969

Banks: Diversified 7.21%
Banco Bradesco SA†	5.75%		3/1/2022	629	619,565
Banco Bradesco SA†	5.90%		1/16/2021	300	305,250
Banco del Estado de Chile (Chile)†(a)	3.875%		2/8/2022	400	410,248
Banco do Brasil SA (Brazil)†(a)	5.875%		1/26/2022	600	600,000
BanColombia SA (Colombia)(a)	4.25%		1/12/2016	650	672,750
Bank of America Corp.	5.625%		7/1/2020	1,795	1,862,054
Bank of America Corp.	7.625%		6/1/2019	4,780	5,471,532
Bank of Nova Scotia (Canada)†(a)	2.15%		8/3/2016	3,280	3,415,949
Barclays Bank plc (United Kingdom)†(a)	2.50%		9/21/2015	3,083	3,063,047
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%		2/4/2013	2,420	2,446,719
Citigroup, Inc.	5.50%		4/11/2013	1,444	1,483,202
Citigroup, Inc.	6.125%		11/21/2017	726	786,378

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)
Citigroup, Inc.	8.50%	5/22/2019	$2,400	$2,943,454
Discover Bank	8.70%	11/18/2019	3,535	4,516,440
DnB Bank ASA (Norway)†(a)	3.20%	4/3/2017	2,275	2,300,712
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	3,930	4,010,215
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	425	438,440
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	1,031	1,059,706
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	7,050	8,017,937
HSBC Bank Brasil SA - Banco Multiplo (Brazil)(a)	4.00%	5/11/2016	325	331,012
JPMorgan Chase & Co.	4.35%	8/15/2021	3,000	3,137,562
JPMorgan Chase & Co.	4.50%	1/24/2022	2,054	2,195,543
JPMorgan Chase & Co.	5.375%	10/1/2012	1,551	1,575,873
JPMorgan Chase & Co.	6.30%	4/23/2019	603	701,652
Morgan Stanley	4.75%	3/22/2017	820	789,465
Morgan Stanley	5.75%	1/25/2021	1,025	967,905
Morgan Stanley	6.00%	4/28/2015	1,100	1,119,593
Morgan Stanley	6.25%	8/28/2017	1,570	1,579,183
Nordea Eiendomskreditt AS (Norway)†(a)	2.125%	9/22/2016	2,260	2,290,917
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022	250	257,347
Sparebank 1 Boligkreditt AS (Norway)†(a)	2.30%	6/30/2017	3,700	3,742,480
Svenska Handelsbanken AB (Sweden)†(a)	2.875%	4/4/2017	1,050	1,065,157
Swedbank Hypotek AB (Sweden)†(a)	2.95%	3/28/2016	3,220	3,358,354
Toronto-Dominion Bank (The) (Canada)†(a)	1.625%	9/14/2016	3,270	3,336,303
Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	4,000	4,190,152

Total				75,062,096

Banks: Money Center 0.60%
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	650	680,674
Huntington Bancshares, Inc.	7.00%	12/15/2020	1,457	1,723,351
SVB Financial Group	5.375%	9/15/2020	1,490	1,628,679
Zions Bancorporation	4.50%	3/27/2017	2,230	2,239,928

Total				6,272,632

Beverages 0.31%
Anheuser-Busch InBev Worldwide, Inc.	2.50%	3/26/2013	1,151	1,166,156
Pernod-Ricard SA (France)†(a)	5.50%	1/15/2042	500	515,435
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	1,397	1,580,211

Total				3,261,802

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Biotechnology Research & Production 0.23%
Amgen, Inc.	5.65%	6/15/2042	$1,797	$1,994,976
Laboratory Corp. of America Holdings	5.50%	2/1/2013	367	377,401

Total				2,372,377

Broadcasting 0.32%
Cox Communications, Inc.	7.125%	10/1/2012	3,235	3,301,052

Brokers 0.30%
Raymond James Financial, Inc.	8.60%	8/15/2019	2,531	3,126,511

Building Materials 0.16%
Owens Corning, Inc.	9.00%	6/15/2019	500	613,788
Voto-Votorantim Ltd.†	6.75%	4/5/2021	500	542,500
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	500	491,250

Total				1,647,538

Business Services 0.20%
ERAC USA Finance LLC†	5.80%	10/15/2012	889	903,159
Verisk Analytics, Inc.	4.875%	1/15/2019	550	602,244
Verisk Analytics, Inc.	5.80%	5/1/2021	500	562,664

Total				2,068,067

Cable Services 0.60%
Historic TW, Inc.	9.125%	1/15/2013	2,398	2,513,447
Time Warner Cable, Inc.	6.55%	5/1/2037	790	927,831
Time Warner Cable, Inc.	7.30%	7/1/2038	2,217	2,831,348

Total				6,272,626

Chemicals 0.62%
Airgas, Inc.	7.125%	10/1/2018	1,046	1,133,043
Braskem Finance Ltd. (Brazil)†(a)	5.375%	5/2/2022	500	487,500
Incitec Pivot Finance LLC†	6.00%	12/10/2019	2,782	3,078,211
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	455	478,883
Methanex Corp. (Canada)(a)	8.75%	8/15/2012	1,250	1,257,931

Total				6,435,568

Computer Hardware 0.32%
Hewlett-Packard Co.	4.50%	3/1/2013	3,298	3,377,742

Computer Software 0.21%
BMC Software, Inc.	7.25%	6/1/2018	1,792	2,168,928

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Construction/Homebuilding 0.04%
Odebrecht Finance Ltd.†	6.00%	4/5/2023	$400	$415,000

Consumer Products 0.08%
Tupperware Brands Corp.	4.75%	6/1/2021	761	792,933

Containers 0.03%
Rock-Tenn Co.†	4.90%	3/1/2022	277	287,742

Electric: Power 1.08%
Bruce Mansfield Unit 1	6.85%	6/1/2034	664	724,292
Dominion Resources, Inc.	6.25%	6/30/2012	848	851,346
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,944	3,391,579
National Fuel Gas Co.	6.50%	4/15/2018	257	293,936
National Fuel Gas Co.	8.75%	5/1/2019	825	1,036,314
Oncor Electric Delivery Co. LLC†	4.10%	6/1/2022	587	597,348
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	677	833,057
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	417	539,614
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	670	736,581
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,269,623

Total				11,273,690

Electronics 0.05%
PerkinElmer, Inc.	5.00%	11/15/2021	475	514,865

Electronics: Semi-Conductors/Components 0.38%
Agilent Technologies, Inc.	4.45%	9/14/2012	541	546,420
KLA-Tencor Corp.	6.90%	5/1/2018	2,859	3,443,640

Total				3,990,060

Energy Equipment & Services 0.56%
Alta Wind Holdings LLC†	7.00%	6/30/2035	1,157	1,293,254
Cameron International Corp.	7.00%	7/15/2038	283	383,361
Energy Transfer Partners LP	5.95%	2/1/2015	1,463	1,598,717
EQT Corp.	6.50%	4/1/2018	400	462,803
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,900	2,115,449

Total				5,853,584

Fertilizers 0.02%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	175	222,398

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services 3.84%
BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	$400	$421,000
Credit Suisse AG (Guernsey)†(a)	1.625%	3/6/2015	3,320	3,337,018
FMR LLC†	6.45%	11/15/2039	1,650	1,919,565
FMR LLC†	7.49%	6/15/2019	400	476,013
General Electric Capital Corp.	2.00%	9/28/2012	8,610	8,659,886
General Electric Capital Corp.	5.40%	9/20/2013	4,475	4,730,514
General Electric Capital Corp.	6.75%	3/15/2032	3,970	4,897,706
General Electric Capital Corp.	6.875%	1/10/2039	4,575	5,875,714
Hyundai Capital Services, Inc.
(South Korea)†(a)	4.375%	7/27/2016	700	739,885
Merrill Lynch & Co., Inc.	5.45%	2/5/2013	980	999,738
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	525	534,056
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	1,412	1,419,119
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	1,300	1,334,541
TD Ameritrade Holding Corp.	5.60%	12/1/2019	1,600	1,815,720
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	2,120	2,774,633

Total				39,935,108

Financial: Miscellaneous 1.04%
Compagnie de Financement Foncier (France)†(a)	1.625%	7/23/2012	4,900	4,903,077
Compagnie de Financement Foncier (France)†(a)	2.125%	4/22/2013	2,400	2,413,622
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,010	2,146,063
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	1,286	1,358,987

Total				10,821,749

Food 1.23%
Danone SA (France)†(a)(b)	3.00%	6/15/2022	2,250	2,250,954
Kellogg Co.	4.25%	3/6/2013	1,171	1,203,576
Kellogg Co.	5.125%	12/3/2012	3,748	3,834,613
Kraft Foods Group, Inc.†	3.50%	6/6/2022	1,093	1,119,463
Kraft Foods, Inc.	6.00%	2/11/2013	4,234	4,380,081

Total				12,788,687

Health Care Products 0.14%
CareFusion Corp.	4.125%	8/1/2012	1,000	1,005,876
Gilead Sciences, Inc.	5.65%	12/1/2041	350	407,143

Total				1,413,019

Health Care Services 0.25%
Express Scripts Holding Co.	5.25%	6/15/2012	2,580	2,583,042

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Insurance 0.86%
American International Group, Inc.	4.875%	9/15/2016	$395	$416,947
American International Group, Inc.	8.25%	8/15/2018	924	1,113,851
Fidelity National Financial, Inc.	6.60%	5/15/2017	552	589,625
Liberty Mutual Group, Inc.†	4.95%	5/1/2022	754	753,679
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	1,025	1,058,332
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	471	501,992
Markel Corp.	7.125%	9/30/2019	2,227	2,625,188
Validus Holdings Ltd.	8.875%	1/26/2040	465	536,489
Willis North America, Inc.	7.00%	9/29/2019	1,180	1,398,039

Total				8,994,142

Investment Management Companies 0.32%
Lazard Group LLC	7.125%	5/15/2015	2,583	2,814,326
Oaktree Capital Management LP†	6.75%	12/2/2019	442	483,917

Total				3,298,243

Leisure 0.07%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	605	740,443

Lodging 0.09%
Hyatt Hotels Corp.†	6.875%	8/15/2019	795	948,394

Machinery: Agricultural 0.35%
Lorillard Tobacco Co.	8.125%	6/23/2019	1,140	1,423,588
Lorillard Tobacco Co.	8.125%	5/1/2040	1,788	2,230,163

Total				3,653,751

Machinery: Oil Well Equipment & Services 0.21%
Pride International, Inc.	8.50%	6/15/2019	1,652	2,162,048

Manufacturing 0.23%
Hillenbrand, Inc.	5.50%	7/15/2020	2,192	2,428,146

Media 0.39%
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	1,850	1,873,125
NBCUniversal Media LLC	6.40%	4/30/2040	1,250	1,539,629
News America, Inc.	6.90%	8/15/2039	581	699,507

Total				4,112,261

Metal Fabricating 0.14%
Xstrata Canada Corp. (Canada)(a)	7.35%	6/5/2012	1,439	1,439,000

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals & Minerals: Miscellaneous 0.83%
Anglo American Capital plc
(United Kingdom)†(a)	9.375%	4/8/2019	$3,084	$4,120,927
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	2,283	2,314,659
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	2,325	2,204,116

Total				8,639,702

Natural Gas 0.33%
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	885	1,122,632
SourceGas LLC†	5.90%	4/1/2017	886	941,662
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	1,000	1,348,827

Total				3,413,121

Oil 1.14%
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	2,982	3,731,126
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	300	357,776
CNPC HK Overseas Capital Ltd. (China)†(a)	5.95%	4/28/2041	500	598,934
Ecopetrol SA (Colombia)(a)	7.625%	7/23/2019	504	624,960
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	350	431,375
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,200	1,265,656
PT Pertamina Persero (Indonesia)†(a)	4.875%	5/3/2022	1,300	1,251,250
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	650	607,439
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	300	299,191
TNK-BP Finance SA (Luxembourg)†(a)	7.50%	7/18/2016	600	664,902
Valero Energy Corp.	9.375%	3/15/2019	935	1,238,863
Valero Energy Corp.	10.50%	3/15/2039	505	765,663

Total				11,837,135

Oil: Crude Producers 0.53%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	650	685,750
Enterprise Products Operating LLC	7.55%	4/15/2038	878	1,169,202
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,722	1,841,294
Southwestern Energy Co.	7.50%	2/1/2018	930	1,119,578
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	700	717,500

Total				5,533,324

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated Domestic 0.80%
Buckeye Partners LP	6.05%	1/15/2018	$1,254	$1,430,997
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	1,762	1,783,153
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,600	1,622,105
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	1,000	1,066,346
Questar Gas Co.	7.20%	4/1/2038	350	501,908
Rowan Cos., Inc.	7.875%	8/1/2019	1,548	1,882,978

Total				8,287,487

Oil: Integrated International 0.76%
ENI SpA (Italy)†(a)	5.70%	10/1/2040	3,675	3,838,085
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	1,150	1,233,028
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	517	608,791
Transocean, Inc.	6.375%	12/15/2021	354	407,186
Weatherford International Ltd.	9.875%	3/1/2039	1,300	1,858,808

Total				7,945,898

Paper & Forest Products 0.73%
Georgia-Pacific LLC†	8.25%	5/1/2016	1,320	1,455,300
Georgia-Pacific LLC	8.875%	5/15/2031	2,375	3,349,102
International Paper Co.	9.375%	5/15/2019	829	1,110,845
Plum Creek Timberlands LP	4.70%	3/15/2021	1,607	1,696,190

Total				7,611,437

Real Estate Investment Trusts 1.04%
American Tower Corp.	4.70%	3/15/2022	658	684,386
Entertainment Properties Trust	7.75%	7/15/2020	753	826,204
Federal Realty Investment Trust	5.90%	4/1/2020	490	559,215
Goodman Funding Pty Ltd. (Australia)†(a)	6.00%	3/22/2022	1,000	1,025,580
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	1,600	1,698,398
HCP, Inc.	6.00%	1/30/2017	2,750	3,094,845
Health Care REIT, Inc.	5.25%	1/15/2022	700	754,443
Weyerhaeuser Co.	7.375%	10/1/2019	1,849	2,208,525

Total				10,851,596

Restaurants 0.54%
Darden Restaurants, Inc.	5.625%	10/15/2012	2,052	2,085,704
Yum! Brands, Inc.	7.70%	7/1/2012	3,483	3,501,610

Total				5,587,314

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail 0.72%
Family Dollar Stores, Inc.	5.00%	2/1/2021	$938	$1,019,237
Lotte Shopping Co., Ltd. (South Korea)†(a)	3.375%	5/9/2017	1,400	1,396,593
Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	2,000	2,057,216
QVC, Inc.†	7.375%	10/15/2020	2,803	3,069,285

Total				7,542,331

Savings & Loan 0.16%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	1,505	1,674,057

Steel 0.77%
Allegheny Ludlum Corp.	6.95%	12/15/2025	200	241,641
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,700	4,749,575
Valmont Industries, Inc.	6.625%	4/20/2020	2,559	3,053,626

Total				8,044,842

Telecommunications 0.70%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	692	747,360
Comcast Cable Communications Holdings, Inc.	8.375%	3/15/2013	5,544	5,862,952
Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	200	209,200
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	479	474,210

Total				7,293,722

Tobacco 0.53%
Altria Group, Inc.	8.50%	11/10/2013	619	684,196
Altria Group, Inc.	9.95%	11/10/2038	2,998	4,802,197

Total				5,486,393

Transportation: Miscellaneous 0.65%
Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	1,420	1,436,510
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	1,087	1,137,571
SCF Capital Ltd. (Ireland)†(a)	5.375%	10/27/2017	400	377,500
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	3,475	3,839,274

Total				6,790,855

Utilities 0.21%
Public Service Co. of New Mexico	7.95%	5/15/2018	967	1,190,566
Williams Cos., Inc. (The)	8.75%	3/15/2032	700	978,268

Total				2,168,834

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Utilities: Electrical 0.06%
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	$540	$585,900

Total Corporate Bonds (cost $333,192,749)				347,303,273

FOREIGN GOVERNMENT OBLIGATIONS 1.26%

Bahamas 0.06%
Commonwealth of Bahamas†	6.95%	11/20/2029	588	677,992

Bermuda 0.11%
Bermuda Government†	5.603%	7/20/2020	1,000	1,146,901

Brazil 0.07%
Federal Republic of Brazil(a)	5.625%	1/7/2041	625	732,813

Cayman Islands 0.13%
Cayman Islands Government†	5.95%	11/24/2019	1,200	1,309,986

Croatia 0.02%
Republic of Croatia†(a)	6.25%	4/27/2017	200	193,375

Iceland 0.11%
Republic of Iceland†(a)	5.875%	5/11/2022	1,200	1,178,234

Indonesia 0.10%
Republic of Indonesia†(a)	5.25%	1/17/2042	1,020	1,013,625

Mexico 0.04%
United Mexican States(a)	4.75%	3/8/2044	450	457,875

Namibia 0.06%
Republic of Namibia†(a)	5.50%	11/3/2021	600	618,000

Panama 0.05%
Republic of Panama(a)	6.70%	1/26/2036	384	498,240

Peru 0.08%
Republic of Peru(a)	6.55%	3/14/2037	611	797,355

Qatar 0.05%
State of Qatar†(a)	3.125%	1/20/2017	500	516,900

Romania 0.07%
Republic of Romania†(a)	6.75%	2/7/2022	757	761,315

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Russia 0.24%
Russia Eurobonds†(a)	3.625%	4/29/2015	$2,400	$2,487,288

Slovakia 0.06%
Republic of Slovakia†(a)	4.375%	5/21/2022	600	576,000

South Africa 0.01%
Republic of South Africa(a)	4.665%	1/17/2024	150	154,275

Total Foreign Government Obligations (cost $12,732,510)				13,120,174

GOVERNMENT SPONSORED ENTERPRISES BONDS 2.76%
Federal Home Loan Bank	1.00%	6/21/2017	5,130	5,145,082
Federal Home Loan Mortgage Corp.	1.00%	6/29/2017	10,370	10,377,394
Federal Home Loan Mortgage Corp.	1.75%	5/30/2019	5,730	5,880,923
Federal National Mortgage Assoc.	1.125%	4/27/2017	7,250	7,305,977

Total Government Sponsored Enterprises Bonds (cost $28,507,016)				28,709,376

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 31.30%
Federal Home Loan Mortgage Corp.(c)	3.00%	TBA	11,400	11,911,218
Federal Home Loan Mortgage Corp.(c)	3.50%	TBA	98,000	102,670,317
Federal Home Loan Mortgage Corp.(c)	4.00%	TBA	92,820	98,490,717
Federal Home Loan Mortgage Corp.	5.00%	11/1/2017 - 6/1/2026	15,465	16,661,779
Federal National Mortgage Assoc.(c)	3.50%	TBA	17,020	17,868,340
Federal National Mortgage Assoc.(c)	4.50%	TBA	3,600	3,857,063
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 2/1/2038	47,347	51,946,615
Federal National Mortgage Assoc.(c)	5.50%	TBA	15,000	16,357,035
Federal National Mortgage Assoc.	6.00%	10/1/2038	5,259	5,828,688
Federal National Mortgage Assoc.	6.50%	1/1/2036	147	168,482

Total Government Sponsored Enterprises Pass-Throughs (cost $319,534,588)				325,760,254

MUNICIPAL BONDS 0.81%

Education 0.09%
Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	780	954,252

Other Revenue 0.29%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,045	1,257,438
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	1,470	1,792,871

Total				3,050,309

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Transportation 0.26%
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%		7/1/2042	$1,285	$1,481,965
Metro WA DC Arpts Auth Build America Bds	7.462%		10/1/2046	1,060	1,274,300

Total					2,756,265

Utilities 0.17%
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%		6/1/2039	440	589,974
Muni Elec Auth GA Build America Bds	7.055%		4/1/2057	615	672,195
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%		6/15/2042	395	461,139

Total					1,723,308

Total Municipal Bonds (cost $7,287,140)					8,484,134

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.93%
Arkle Master Issuer plc 2010-1A 2A†	1.616%	#	5/17/2060	1,950	1,954,618
Arkle Master Issuer plc 2010-2A 1A1†	1.866%	#	5/17/2060	1,250	1,256,924
Arkle Master Issuer plc 2011-1A 2A†	1.716%	#	5/17/2060	750	753,431
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	2,304	2,591,725
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	1,053	1,052,018
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%		12/10/2046	1,400	1,570,174
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	1,485	1,490,257
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.419%	#	6/15/2022	2,153	2,041,620
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.814%	#	6/15/2038	1,250	1,409,897
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	1,950	1,892,026
Credit Suisse Mortgage Capital Certificates 2007-C1 A3	5.383%		2/15/2040	2,930	3,008,448
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	1,185	1,189,430
Fosse Master Issuer plc 2012-1A 2A2†	1.727%	#	10/18/2054	700	700,870
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%		7/10/2045	2,065	2,272,626
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.328%	#	3/10/2044	1,320	1,332,005
Gracechurch Mortgage Financing plc 2006-1 A6†	0.567%	#	11/20/2056	502	500,599

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Gracechurch Mortgage Financing plc 2011-1A 2A1†	2.017%	#	11/20/2056	$1,750	$1,765,076
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1,633	1,670,695
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	2,226	2,242,582
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	773	774,193
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	1,900	1,911,239
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%		11/10/2039	1,000	1,127,999
GS Mortgage Securities Corp. II 2012-GCJ7 C(b)	5.721%	#	5/10/2045	675	632,788
Holmes Master Issuer plc 2010-1A A2†	1.867%	#	10/15/2054	1,700	1,709,845
Holmes Master Issuer plc 2012-1A A2†	2.117%	#	10/15/2054	1,100	1,111,175
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	643	643,421
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	957	961,436
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.802%	#	6/15/2049	2,401	2,408,995
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%	#	3/18/2051	2,435	2,380,561
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	305	306,469
Merrill Lynch Floating Trust 2008-LAQA A1†	0.777%	#	7/9/2021	2,130	2,083,941
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.489%	#	11/12/2037	4,450	4,425,262
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	336	336,358
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	195	194,541
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.549%	#	6/12/2050	630	628,995
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	68	68,192
Morgan Stanley Capital I 2005-HQ7 A4	5.201%	#	11/14/2042	2,210	2,456,335
Morgan Stanley Capital I 2005-HQ7 AAB	5.178%	#	11/14/2042	923	932,915
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	907	908,077
Morgan Stanley Capital I 2007-XLF9 A2†	0.799%	#	12/15/2020	2,889	2,791,723
Permanent Master Issuer plc 2010-1A†	1.617%	#	7/15/2042	2,100	2,106,056
Silverstone Master Issuer plc 2011-1A†	2.016%	#	1/21/2055	1,350	1,361,165
UBS Commercial Mortgage Trust 2012-C1 D†	5.72%	#	5/10/2045	1,825	1,500,978
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	1,650	1,863,574

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	$1,510	$1,575,418
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%	10/15/2048	1,850	2,051,472
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	1,405	1,379,221
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	783	783,462

Total Non-Agency Commercial Mortgage-Backed Securities (cost $71,512,115)				72,110,827

U.S. TREASURY OBLIGATIONS 26.40%
U.S. Treasury Bond	3.125%	2/15/2042	34,141	37,336,393
U.S. Treasury Note	0.50%	10/15/2014	79,358	79,730,030
U.S. Treasury Note	0.625%	12/31/2012	71,500	71,703,918
U.S. Treasury Note	0.625%	5/31/2017	14,411	14,381,731
U.S. Treasury Note	1.00%	3/31/2017	58,087	59,076,280
U.S. Treasury Note	1.75%	5/15/2022	12,369	12,564,195

Total U.S. Treasury Obligations (cost $272,461,244)				274,792,547

Total Long-Term Investments (cost $1,139,719,609)				1,164,765,377

SHORT-TERM INVESTMENTS 12.29%

Commercial Paper 0.47%

Oil 0.19%
BP Capital Markets plc	0.668%	2/11/2013	2,000	1,988,525

Telecommunications 0.28%
Vodafone Group plc	0.444%	2/13/2013	3,000	2,974,293

Total Commercial Paper (cost $4,962,818)				4,962,818

Repurchase Agreements 11.82%
Repurchase Agreement dated 5/31/2012, 0.15% due 6/1/2012 with Bank of America Corp. collateralized by $116,373,000 of U.S. Treasury Bond at 3.00% due 5/15/2042; value: $125,098,603; proceeds: $121,879,508			121,879	121,879,000

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
CORE FIXED INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Repurchase Agreements (continued)
Repurchase Agreement dated 5/31/2012, 0.01% due 6/1/2012 with Federal Income Clearing Corp. collateralized by $1,145,000 of Federal Home Loan Bank at 4.50% due 11/15/2012; value: $1,169,331; proceeds: $1,143,307			$1,143	$1,143,307

Total Repurchase Agreements (cost $123,022,307)				123,022,307

Total Short-Term Investments (cost $127,985,125)				127,985,125

Total Investments in Securities 124.20% (cost $1,267,704,734)				1,292,750,502

Liabilities in Excess of Cash and Other Assets (24.20%)				(251,914,403)

Net Assets 100.00%				$1,040,836,099

#	Variable rate security. The interest rate represents the rate in effect at May 31, 2012.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 115.65%

ASSET-BACKED SECURITIES 9.18%

Automobiles 5.00%
Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$4,720	$4,730,845
Ally Auto Receivables Trust 2011-4 A2	0.65%	3/17/2014	1,691	1,691,173
Ally Auto Receivables Trust 2012-1 A2	0.71%	9/15/2014	6,965	6,972,742
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	202	202,174
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	1,823	1,824,191
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	4,000	4,007,077
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	3,850	3,857,731
CarMax Auto Owner Trust 2010-2 A3	1.41%	2/16/2015	2,198	2,208,509
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	529	529,396
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	1,845	1,845,515
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	4,377	4,381,290
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	3,800	3,799,819
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	5,106	5,109,824
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	5,400	5,398,434
Ford Credit Auto Owner Trust 2009-E A3	1.51%	1/15/2014	722	723,199
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%	5/15/2015	3,500	3,500,912
Huntington Auto Trust 2011-1A A2†	0.76%	4/15/2014	1,953	1,954,238
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	4,000	3,998,476
Hyundai Auto Receivables Trust 2012-A A2	0.55%	6/16/2014	6,400	6,399,191
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%	1/15/2014	4,334	4,342,098
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	3,475	3,474,610
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	207	206,868
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	659	658,870
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	588	588,264
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	135	135,271
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	3,065	3,063,943
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	2,791	2,792,972

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%		8/15/2014	$3,626	$3,633,265
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	2,200	2,208,412
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	4,850	4,857,687
Volkswagen Auto Lease Trust 2011-A A2	1.00%		2/20/2014	5,600	5,607,726

Total					94,704,722

Credit Cards 1.88%
Chase Issuance Trust 2005-A11 A	0.309%	#	12/15/2014	2,000	2,000,608
Chase Issuance Trust 2005-A6	0.309%	#	7/15/2014	8,700	8,700,889
Chase Issuance Trust 2007-A17 A	5.12%		10/15/2014	2,000	2,035,289
Chase Issuance Trust 2008-A4	4.65%		3/15/2015	1,650	1,703,700
Chase Issuance Trust 2011-A1	0.429%	#	3/16/2015	2,675	2,678,206
Citibank Credit Card Issuance Trust 2002-A10	0.489%	#	12/17/2014	1,150	1,151,340
Discover Card Master Trust 2009-A1	1.539%	#	12/15/2014	6,000	6,003,149
Discover Card Master Trust 2009-A2 A	1.539%	#	2/17/2015	1,050	1,052,772
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	7,700	7,731,113
World Financial Network Credit Card
Master Trust 2006-A†	0.369%	#	2/15/2017	2,600	2,594,314

Total					35,651,380

Home Equity 0.23%
Bear Stearns Asset Backed Securities Trust
2007-HE3 1A1	0.359%	#	4/25/2037	781	769,777
Option One Mortgage Loan Trust 2005-1 A4	0.639%	#	2/25/2035	2,348	2,070,223
Option One Mortgage Loan Trust
2007-FXD2 2A1	5.90%		3/25/2037	1,473	1,452,169

Total					4,292,169

Other 2.07%
Carrington Mortgage Loan Trust 2005-NC3 A1D	0.569%	#	6/25/2035	1,869	1,852,816
Illinois Student Assistance Commission 2010-1 A2	1.516%	#	4/25/2022	5,435	5,489,133
Morgan Stanley ABS Capital I 2006-HE1 A3	0.419%	#	1/25/2036	1,632	1,538,467
Saxon Asset Securities Trust 2006-3 A2	0.349%	#	10/25/2046	906	881,345
SLM Student Loan Trust 2006-2 A5	0.576%	#	7/25/2025	6,735	6,484,721
SLM Student Loan Trust 2008-3 A3	1.466%	#	10/25/2021	4,000	4,003,649

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Other (continued)
SLM Student Loan Trust 2010-A 2A†	3.489%	#	5/16/2044	$3,040	$3,157,201
SLM Student Loan Trust 2010-C A1†	1.889%	#	12/15/2017	3,010	3,017,899
SLM Student Loan Trust 2011-1 A2	1.389%	#	10/25/2034	5,300	5,242,096
SLM Student Loan Trust 2011-B A2†	3.74%		2/15/2029	5,000	5,081,880
SLM Student Loan Trust 2012-C A1†	1.34%	#	8/15/2023	2,445	2,445,000

Total					39,194,207

Total Asset-Backed Securities (cost $173,863,519)					173,842,478

CORPORATE BONDS 43.88%

Air Transportation 0.04%
Qantas Airways Ltd. (Australia)†(a)	6.05%		4/15/2016	695	723,377

Apparel 0.14%
PVH Corp.	7.75%		11/15/2023	1,790	2,049,997
Texhong Textile Group Ltd. (Hong Kong)†(a)	7.625%		1/19/2016	650	524,875

Total					2,574,872

Auto Parts: Original Equipment 0.53%
BorgWarner, Inc.	8.00%		10/1/2019	4,721	5,812,873
Hertz Corp. (The)	7.50%		10/15/2018	2,767	2,894,974
International Automotive Components Group SA
(Luxembourg)†(a)	9.125%		6/1/2018	1,378	1,250,535

Total					9,958,382

Auto Trucks & Parts 0.14%
Commercial Vehicle Group, Inc.	7.875%		4/15/2019	2,690	2,703,450

Automotive 0.39%
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%		6/15/2021	2,200	2,216,500
Cooper-Standard Automotive, Inc.	8.50%		5/1/2018	500	540,000
Ford Motor Co.	6.625%		10/1/2028	1,322	1,563,478
Ford Motor Co.	7.45%		7/16/2031	2,291	2,995,482

Total					7,315,460

Banks: Diversified 7.82%
Banco Bradesco SA†	5.75%		3/1/2022	1,275	1,255,875
Banco Bradesco SA†	5.90%		1/16/2021	600	610,500
Banco del Estado de Chile (Chile)†(a)	3.875%		2/8/2022	900	923,057
Banco do Brasil SA (Brazil)†(a)	5.875%		1/26/2022	1,800	1,800,000
BanColombia SA (Colombia)(a)	4.25%		1/12/2016	1,600	1,656,000
Bank of America Corp.	5.625%		7/1/2020	3,455	3,584,065

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)
Bank of America Corp.	7.625%	6/1/2019	$7,355	$8,419,063
Bank of Ceylon (Sri Lanka)†(a)	6.875%	5/3/2017	550	527,588
Bank of Nova Scotia (Canada)†(a)	2.15%	8/3/2016	8,920	9,289,716
Barclays Bank plc (United Kingdom)†(a)	2.50%	9/21/2015	6,160	6,120,132
BBVA Bancomer SA†	4.50%	3/10/2016	400	396,000
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%	2/4/2013	4,850	4,903,549
CIT Group, Inc.†	7.00%	5/2/2016	1,800	1,800,000
Citigroup, Inc.	5.50%	4/11/2013	2,400	2,465,155
Citigroup, Inc.	6.125%	11/21/2017	1,407	1,524,013
Citigroup, Inc.	8.50%	5/22/2019	3,825	4,691,129
Discover Bank	8.70%	11/18/2019	4,070	5,199,974
DnB Bank ASA (Norway)†(a)	3.20%	4/3/2017	4,620	4,672,215
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	7,310	7,459,204
Finansbank AS (Turkey)†(a)	5.50%	5/11/2016	700	663,250
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	1,000	1,031,623
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	2,133	2,192,389
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	11,888	13,520,175
HSBC Bank Brasil SA - Banco Multiplo (Brazil)†(a)	4.00%	5/11/2016	500	509,250
Itau Unibanco Holding SA (Brazil)†(a)	6.20%	4/15/2020	1,700	1,785,000
JPMorgan Chase & Co.	4.35%	8/15/2021	4,698	4,913,422
JPMorgan Chase & Co.	4.50%	1/24/2022	4,229	4,520,425
JPMorgan Chase & Co.	5.375%	10/1/2012	2,215	2,250,522
JPMorgan Chase & Co.	6.30%	4/23/2019	447	520,130
Morgan Stanley	4.75%	3/22/2017	1,528	1,471,100
Morgan Stanley	5.75%	1/25/2021	2,406	2,271,981
Morgan Stanley	6.00%	4/28/2015	2,150	2,188,296
Morgan Stanley	6.25%	8/28/2017	1,885	1,896,025
Nordea Eiendomskreditt AS (Norway)†(a)	2.125%	9/22/2016	4,310	4,368,961
Regions Financial Corp.	7.75%	11/10/2014	1,042	1,135,780
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022	550	566,164
Sparebank 1 Boligkreditt AS (Norway)†(a)	2.30%	6/30/2017	7,390	7,474,845
Svenska Handelsbanken AB (Sweden)(a)	2.875%	4/4/2017	2,000	2,028,870
Swedbank Hypotek AB (Sweden)†(a)	2.95%	3/28/2016	6,310	6,581,122
Toronto-Dominion Bank (The) (Canada)†(a)	1.625%	9/14/2016	9,840	10,039,516
Vietnam Joint Stock Commercial Bank for
Industry & Trade (Vietnam)†(a)	8.00%	5/17/2017	450	431,159
Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	8,100	8,485,058

Total				148,142,298

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Money Center 0.67%
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	$1,600	$1,675,506
Huntington Bancshares, Inc.	7.00%	12/15/2020	2,738	3,238,528
SVB Financial Group	5.375%	9/15/2020	3,009	3,289,057
Zions Bancorporation	4.50%	3/27/2017	4,436	4,455,749

Total				12,658,840

Beverages 0.39%
Anheuser-Busch InBev Worldwide, Inc.	2.50%	3/26/2013	1,893	1,917,927
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	475	330,125
Central American Bottling Corp.†	6.75%	2/9/2022	950	995,125
Pernod-Ricard SA (France)†(a)	5.75%	4/7/2021	2,820	3,189,832
Pernod-Ricard SA (France)†(a)	5.50%	1/15/2042	1,000	1,030,869

Total				7,463,878

Biotechnology Research & Production 0.19%
Amgen, Inc.	5.65%	6/15/2042	2,809	3,118,468
Laboratory Corp. of America Holdings	5.50%	2/1/2013	461	474,065

Total				3,592,533

Broadcasting 0.36%
Cox Communications, Inc.	7.125%	10/1/2012	6,753	6,890,883

Brokers 0.25%
Raymond James Financial, Inc.	8.60%	8/15/2019	3,870	4,780,561

Building Materials 0.31%
Building Materials Corp. of America†	7.00%	2/15/2020	1,233	1,300,815
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	500	500,000
Owens Corning, Inc.	9.00%	6/15/2019	1,055	1,295,092
Voto-Votorantim Ltd.†	6.75%	4/5/2021	1,470	1,594,950
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	1,100	1,080,750

Total				5,771,607

Business Services 0.34%
ERAC USA Finance LLC†	5.80%	10/15/2012	1,400	1,422,298
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	580	588,700
Nord Anglia Education (UK) Holdings plc (United Kingdom)†(a)	10.25%	4/1/2017	800	820,000
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	286	308,880
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	1,106	1,039,640

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Business Services (continued)
Verisk Analytics, Inc.	4.875%	1/15/2019	$250	$273,747
Verisk Analytics, Inc.	5.80%	5/1/2021	1,700	1,913,056

Total				6,366,321

Cable Services 0.33%
Time Warner Cable, Inc.	6.55%	5/1/2037	1,296	1,522,112
Time Warner Cable, Inc.	7.30%	7/1/2038	3,625	4,629,516

Total				6,151,628

Chemicals 1.13%
Airgas, Inc.	7.125%	10/1/2018	5,200	5,632,718
Basell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	1,935	2,292,975
Braskem Finance Ltd. (Brazil)†(a)	5.375%	5/2/2022	800	780,000
Incitec Pivot Finance LLC†	6.00%	12/10/2019	4,380	4,846,356
LyondellBasell Industries NV (Netherlands)†(a)	5.00%	4/15/2019	1,000	1,022,500
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	897	944,085
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	2,765	2,934,555
Methanex Corp. (Canada)(a)	8.75%	8/15/2012	2,948	2,966,705

Total				21,419,894

Coal 0.18%
Mongolian Mining Corp. (Mongolia)†(a)	8.875%	3/29/2017	850	828,750
Peabody Energy Corp.†	6.00%	11/15/2018	875	877,187
Peabody Energy Corp.	7.875%	11/1/2026	1,587	1,650,480

Total				3,356,417

Communications & Media 0.15%
Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	3,000	2,932,500

Communications Services 0.12%
Avaya, Inc.†	7.00%	4/1/2019	2,474	2,226,600

Computer Hardware 0.35%
Hewlett-Packard Co.	4.50%	3/1/2013	6,455	6,611,075

Computer Software 0.56%
BMC Software, Inc.	7.25%	6/1/2018	5,982	7,240,248
SunGard Data Systems, Inc.	10.25%	8/15/2015	3,329	3,437,192

Total				10,677,440

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Construction/Homebuilding 0.08%
Desarrolladora Homex SAB de CV (Mexico)†(a)	9.75%	3/25/2020	$650	$650,000
Odebrecht Finance Ltd.†	6.00%	4/5/2023	800	830,000

Total				1,480,000

Consumer Products 0.16%
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	497	534,275
Tupperware Brands Corp.	4.75%	6/1/2021	2,310	2,406,932

Total				2,941,207

Containers 0.39%
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,747	4,082,420
Pactiv Corp.	7.95%	12/15/2025	2,447	1,969,835
Rock-Tenn Co.†	4.90%	3/1/2022	362	376,038
Sealed Air Corp.†	8.125%	9/15/2019	870	948,300

Total				7,376,593

Data Product, Equipment & Communications 0.11%
Fidelity National Information Services, Inc.†	5.00%	3/15/2022	1,141	1,113,901
Fidelity National Information Services, Inc.†	7.625%	7/15/2017	950	1,034,313

Total				2,148,214

Electric: Power 2.07%
AES Red Oak LLC	8.54%	11/30/2019	1,553	1,646,220
Astoria Depositor Corp.†	8.144%	5/1/2021	1,900	1,653,000
Black Hills Corp.	9.00%	5/15/2014	3,190	3,542,875
Bruce Mansfield Unit 1	6.85%	6/1/2034	1,377	1,501,452
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	4,525	2,727,669
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	1,150	1,286,892
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	4,009	4,618,492
Elwood Energy LLC	8.159%	7/5/2026	1,228	1,256,041
Entergy Arkansas, Inc.	3.75%	2/15/2021	1,440	1,552,376
Indiantown Cogeneration LP	9.77%	12/15/2020	2,661	2,771,776
National Fuel Gas Co.	6.50%	4/15/2018	1,373	1,570,327
National Fuel Gas Co.	8.75%	5/1/2019	3,452	4,336,188
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,465	1,611,500
Oncor Electric Delivery Co. LLC†	4.10%	6/1/2022	925	941,306
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	551	678,013
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	830	1,074,051
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	1,650	1,813,969

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)
Texas-New Mexico Power Co.†	9.50%	4/1/2019	$3,300	$4,539,246

Total				39,121,393

Electronics 0.06%
PerkinElmer, Inc.	5.00%	11/15/2021	1,025	1,111,025

Electronics: Semi-Conductors/Components 0.39%
Agilent Technologies, Inc.	4.45%	9/14/2012	1,129	1,140,311
KLA-Tencor Corp.	6.90%	5/1/2018	5,217	6,283,830

Total				7,424,141

Energy Equipment & Services 0.81%
Alta Wind Holdings LLC†	7.00%	6/30/2035	3,207	3,584,163
Cameron International Corp.	7.00%	7/15/2038	198	268,217
Chesapeake Energy Corp.	9.50%	2/15/2015	594	629,640
Energy Transfer Partners LP	5.20%	2/1/2022	734	777,360
Energy Transfer Partners LP	5.95%	2/1/2015	2,115	2,311,200
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,500	3,896,879
NRG Energy, Inc.	7.375%	1/15/2017	3,684	3,812,940

Total				15,280,399

Engineering & Contracting Services 0.06%
Aeropuertos Argentina 2000 SA (Argentina)†(a)	10.75%	12/1/2020	1,222	1,130,073

Environmental Services 0.08%
Casella Waste Systems, Inc.	11.00%	7/15/2014	1,499	1,585,193

Fertilizers 0.01%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	145	184,273

Financial Services 2.84%
BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	800	842,000
Credit Suisse AG (Guernsey)†(a)	1.625%	3/6/2015	5,750	5,779,475
FMR LLC†	6.45%	11/15/2039	2,375	2,763,011
General Electric Capital Corp.	2.00%	9/28/2012	17,840	17,943,365
General Electric Capital Corp.	6.75%	3/15/2032	2,787	3,438,263
General Electric Capital Corp.	6.875%	1/10/2039	2,462	3,161,969
Merrill Lynch & Co., Inc.	5.45%	2/5/2013	1,955	1,994,376
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	1,455	1,480,099
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	2,792	2,806,077
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	1,275	1,300,500

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†(b)	9.50%	6/15/2019	$285	$292,125
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,985	3,064,311
TD Ameritrade Holding Corp.	5.60%	12/1/2019	2,971	3,371,565
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	4,157	5,440,636

Total				53,677,772

Financial: Miscellaneous 1.26%
Compagnie de Financement Foncier (France)†(a)	1.625%	7/23/2012	9,900	9,906,217
Compagnie de Financement Foncier (France)†(a)	2.125%	4/22/2013	4,800	4,827,245
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	5,270	5,626,742
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	924	976,442
SLM Corp.	8.45%	6/15/2018	2,410	2,554,600

Total				23,891,246

Food 1.08%
CCL Finance Ltd.†	9.50%	8/15/2014	700	777,000
Corporacion Pesquera Inca SAC (Peru)†(a)	9.00%	2/10/2017	277	296,390
Danone SA (France)†(a)(b)	3.00%	6/15/2022	4,075	4,076,728
Kellogg Co.	4.25%	3/6/2013	2,452	2,520,212
Kellogg Co.	5.125%	12/3/2012	8,462	8,657,549
Kraft Foods Group, Inc.†	3.50%	6/6/2022	2,238	2,292,184
Kraft Foods, Inc.	6.00%	2/11/2013	1,831	1,894,173

Total				20,514,236

Gaming 0.05%
CCM Merger, Inc.†	9.125%	5/1/2019	958	962,790

Health Care Products 0.20%
Biomet, Inc.	11.625%	10/15/2017	2,745	2,923,425
Gilead Sciences, Inc.	5.65%	12/1/2041	685	796,838

Total				3,720,263

Health Care Services 0.06%
Centene Corp.	5.75%	6/1/2017	856	866,700
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	161	174,685

Total				1,041,385

Hospital Management 0.07%
Universal Health Services, Inc.	7.125%	6/30/2016	1,130	1,276,900

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Household Equipment/Products 0.05%
American Standard Americas†	10.75%	1/15/2016	$1,148	$901,180

Insurance 1.01%
American International Group, Inc.	4.875%	9/15/2016	863	910,950
American International Group, Inc.	8.25%	8/15/2018	1,694	2,042,059
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,883	2,011,349
Liberty Mutual Group, Inc.†	4.95%	5/1/2022	1,200	1,199,489
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	2,800	2,891,053
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	877	934,707
Markel Corp.	7.125%	9/30/2019	3,600	4,243,680
Validus Holdings Ltd.	8.875%	1/26/2040	1,455	1,678,693
Willis North America, Inc.	7.00%	9/29/2019	2,730	3,234,447

Total				19,146,427

Investment Management Companies 0.29%
Lazard Group LLC	6.85%	6/15/2017	1,000	1,100,193
Lazard Group LLC	7.125%	5/15/2015	3,130	3,410,313
Oaktree Capital Management LP†	6.75%	12/2/2019	900	985,352

Total				5,495,858

Leasing 0.01%
International Lease Finance Corp.	8.25%	12/15/2020	250	279,375

Leisure 0.26%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	3,957	4,842,861

Lodging 0.20%
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	703	727,605
Hyatt Hotels Corp.†	6.875%	8/15/2019	2,640	3,149,385

Total				3,876,990

Machinery: Agricultural 0.52%
Camposol SA (Peru)†(a)	9.875%	2/2/2017	1,100	1,138,500
Lorillard Tobacco Co.	8.125%	6/23/2019	2,322	2,899,623
Lorillard Tobacco Co.	8.125%	5/1/2040	2,884	3,597,199
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	400	380,500
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(a)	10.50%	1/28/2018	1,025	820,000
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(a)	11.75%	2/9/2022	1,360	1,088,000

Total				9,923,822

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery: Industrial/Specialty 0.04%
CPM Holdings, Inc.	10.625%	9/1/2014	$758	$807,270

Machinery: Oil Well Equipment & Services 0.32%
Pride International, Inc.	7.875%	8/15/2040	1,300	1,876,588
Pride International, Inc.	8.50%	6/15/2019	3,148	4,119,932

Total				5,996,520

Manufacturing 0.30%
Hillenbrand, Inc.	5.50%	7/15/2020	4,350	4,818,630
JB Poindexter & Co., Inc.†	9.00%	4/1/2022	800	804,000

Total				5,622,630

Materials & Commodities 0.11%
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,959	2,091,233

Media 0.65%
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	3,225	3,265,312
NBCUniversal Media LLC	6.40%	4/30/2040	2,950	3,633,524
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020	1,400	1,596,000
News America, Inc.	6.90%	8/15/2039	890	1,071,535
Videotron Ltee (Canada)(a)	6.375%	12/15/2015	643	655,860
Videotron Ltee (Canada)(a)	9.125%	4/15/2018	1,976	2,168,660

Total				12,390,891

Metal Fabricating 0.24%
Xstrata Canada Corp. (Canada)(a)	7.25%	7/15/2012	4,552	4,585,275

Metals & Minerals: Miscellaneous 1.01%
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	6,733	8,996,823
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	4,197	4,255,200
Compass Minerals International, Inc.	8.00%	6/1/2019	1,679	1,800,727
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	4,255	4,033,770

Total				19,086,520

Natural Gas 0.37%
SourceGas LLC†	5.90%	4/1/2017	3,984	4,234,291
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,015	2,717,886

Total				6,952,177

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil 3.35%
Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	$1,000	$1,017,500
Antero Resources Finance Corp.	7.25%	8/1/2019	580	590,150
Atwood Oceanics, Inc.	6.50%	2/1/2020	1,576	1,639,040
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	767	755,495
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	6,084	7,612,398
Chaparral Energy, Inc.†	7.625%	11/15/2022	835	855,875
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	1,200	1,431,103
CNPC HK Overseas Capital Ltd. (China)†(a)	5.95%	4/28/2041	1,300	1,557,230
Continental Resources, Inc.	8.25%	10/1/2019	1,000	1,115,000
Ecopetrol SA (Colombia)(a)	7.625%	7/23/2019	1,320	1,636,800
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,753	1,779,295
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	8.125%	7/31/2014	3,093	3,394,567
HollyFrontier Corp.	9.875%	6/15/2017	2,100	2,331,000
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	500	515,625
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	1,595	1,695,804
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	825	894,275
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	1,456	1,270,360
Petro-Canada (Canada)(a)	4.00%	7/15/2013	3,600	3,702,352
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	4,015	2,770,350
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	6.00%	5/8/2022	500	520,500
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	1,475	1,817,938
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	3,050	3,216,875
PT Pertamina Persero (Indonesia)†(a)	4.875%	5/3/2022	2,750	2,646,875
QEP Resources, Inc.	6.875%	3/1/2021	2,110	2,294,625
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,260	1,363,625
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	2,400	2,242,850
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	800	797,843
SEACOR Holdings, Inc.	7.375%	10/1/2019	3,822	4,172,986
TNK-BP Finance SA (Luxembourg)†(a)	7.50%	7/18/2016	2,200	2,437,974
Valero Energy Corp.	9.375%	3/15/2019	2,162	2,864,622
Valero Energy Corp.	10.50%	3/15/2039	910	1,379,710
WPX Energy, Inc.†	5.25%	1/15/2017	1,050	1,046,063

Total				63,366,705

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers 1.11%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	$1,800	$1,899,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.	6.125%	7/15/2022	500	477,500
Enterprise Products Operating LLC	7.55%	4/15/2038	1,769	2,355,715
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.50%	3/1/2020	193	192,518
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	858	905,190
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,349	5,721,163
OGX Austria GmbH (Austria)†(a)	8.50%	6/1/2018	3,080	2,979,900
Pacific Rubiales Energy Corp. (Canada)†(a)	7.25%	12/12/2021	3,567	3,834,525
Southwestern Energy Co.	7.50%	2/1/2018	2,238	2,694,212

Total				21,059,723

Oil: Integrated Domestic 0.54%
Buckeye Partners LP	6.05%	1/15/2018	2,553	2,913,345
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	2,569	2,599,841
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,050	1,064,507
Rowan Cos., Inc.	7.875%	8/1/2019	3,000	3,649,182

Total				10,226,875

Oil: Integrated International 0.89%
ENI SpA (Italy)†(a)	5.70%	10/1/2040	9,400	9,817,144
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	2,201	2,359,908
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	1,198	1,410,700
Transocean, Inc.	6.375%	12/15/2021	724	832,777
Weatherford International Ltd.	9.875%	3/1/2039	1,732	2,476,503

Total				16,897,032

Paper & Forest Products 0.85%
Clearwater Paper Corp.	7.125%	11/1/2018	1,121	1,185,458
Georgia-Pacific LLC	8.875%	5/15/2031	5,245	7,396,226
International Paper Co.	9.375%	5/15/2019	1,598	2,141,291
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	4,063,679
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	1,333	1,352,995

Total				16,139,649

Plastics 0.05%
Plastipak Holdings, Inc.†	10.625%	8/15/2019	890	1,016,825

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Pollution Control 0.07%
Clean Harbors, Inc.	7.625%	8/15/2016	$1,250	$1,312,500

Real Estate Investment Trusts 1.42%
American Tower Corp.	4.70%	3/15/2022	1,224	1,273,082
Entertainment Properties Trust	7.75%	7/15/2020	1,694	1,858,686
Federal Realty Investment Trust	5.90%	4/1/2020	1,390	1,586,346
Goodman Funding Pty Ltd. (Australia)†(a)	6.00%	3/22/2022	2,750	2,820,345
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	1,760	1,868,238
HCP, Inc.	6.00%	1/30/2017	5,575	6,274,094
Health Care REIT, Inc.	5.25%	1/15/2022	1,295	1,395,719
Kilroy Realty LP	6.625%	6/1/2020	517	601,150
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	1,783	1,783,000
Rouse Co. LP (The)	6.75%	11/9/2015	2,553	2,680,650
Weyerhaeuser Co.	6.95%	8/1/2017	1,192	1,387,739
Weyerhaeuser Co.	7.375%	10/1/2019	2,800	3,344,440

Total				26,873,489

Restaurants 0.53%
Darden Restaurants, Inc.	5.625%	10/15/2012	4,283	4,353,348
OSI Restaurant Partners LLC	10.00%	6/15/2015	2,998	3,087,940
Yum! Brands, Inc.	7.70%	7/1/2012	2,570	2,583,732

Total				10,025,020

Retail 0.61%
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,958	2,127,577
Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	3,000	3,085,824
QVC, Inc.†	7.375%	10/15/2020	4,383	4,799,385
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	1,225	1,301,562
Wendy’s Co. (The)	10.00%	7/15/2016	252	273,423

Total				11,587,771

Retail: Specialty 0.16%
Rite Aid Corp.	10.25%	10/15/2019	1,201	1,363,135
Sally Holdings LLC/Sally Capital, Inc.†	6.875%	11/15/2019	1,553	1,661,710

Total				3,024,845

Savings & Loan 0.18%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	3,074	3,419,302

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Steel 0.75%
Allegheny Ludlum Corp.	6.95%	12/15/2025	$870	$1,051,136
Allegheny Technologies, Inc.	9.375%	6/1/2019	6,435	8,260,410
Valmont Industries, Inc.	6.625%	4/20/2020	4,151	4,953,343

Total				14,264,889

Technology 0.04%
Viasystems Group, Inc.†	7.875%	5/1/2019	846	829,080

Telecommunications 1.65%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	3,109	3,357,720
Comcast Cable Communications Holdings, Inc.	8.375%	3/15/2013	12,908	13,650,610
Frontier Communications Corp.	9.25%	7/1/2021	450	468,000
GeoEye, Inc.	9.625%	10/1/2015	280	310,800
Intelsat Jackson Holdings SA (Luxembourg)(a)	8.50%	11/1/2019	2,876	3,149,220
NII Capital Corp.	7.625%	4/1/2021	2,182	1,849,245
Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	875	915,250
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	2,529	2,503,710
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	2,000	2,040,000
Vimpel Communications OJSC via UBS
Luxembourg SA (Luxembourg)†(a)	8.25%	5/23/2016	700	721,399
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	2,575	2,201,625

Total				31,167,579

Tobacco 0.54%
Altria Group, Inc.	8.50%	11/10/2013	1,290	1,425,869
Altria Group, Inc.	9.95%	11/10/2038	5,450	8,729,810

Total				10,155,679

Transportation: Miscellaneous 1.08%
Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	2,485	2,513,893
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	2,679	2,803,635
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	530	576,375
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.625%	12/15/2020	250	274,375
Kansas City Southern de Mexico SA de CV (Mexico)(a)	8.00%	2/1/2018	1,270	1,422,400
SCF Capital Ltd. (Ireland)†(a)	5.375%	10/27/2017	1,000	943,750
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	2,869	2,036,990
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	8,940	9,877,154

Total				20,448,572

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Utilities 0.34%
Public Service Co. of New Mexico	7.95%	5/15/2018		$3,693	$4,546,803
Williams Cos., Inc. (The)	8.75%	3/15/2032		1,411	1,971,909

Total					6,518,712

Utilities: Electrical 0.14%
Calpine Corp.†	7.50%	2/15/2021		2,585	2,714,250

Utilities: Miscellaneous 0.03%
MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.	6.50%	8/15/2021		470	487,625

Total Corporate Bonds (cost $799,533,197)					$830,720,270

FLOATING RATE LOAN(c) 0.03%

Media
Alpha D2 Ltd. New Term Loan B (United Kingdom) (a) (cost $553,771)	3.50%	4/28/2017		572	571,387

FOREIGN BOND(d) 0.04%

Croatia
Agrokor DD (Croatia)† (cost $792,660)	9.875%	5/1/2019	EUR	600	734,481

FOREIGN GOVERNMENT OBLIGATIONS 2.63%

Argentina 0.25%
City of Buenos Aires†(a)	9.95%	3/1/2017		$800	584,000
Provincia de Buenos Aires†(a)	10.875%	1/26/2021		1,440	828,000
Provincia de Buenos Aires†(a)	11.75%	10/5/2015		1,205	897,725
Provincia de Neuquen†(a)	7.875%	4/26/2021		500	415,000
Republic of Argentina(a)	8.28%	12/31/2033		3,313	1,971,344

Total					4,696,069

Bahamas 0.12%
Commonwealth of Bahamas†	6.95%	11/20/2029		1,943	2,240,370

Bermuda 0.15%
Bermuda Government†	5.603%	7/20/2020		2,550	2,924,598

Brazil 0.19%
Federal Republic of Brazil(a)	5.625%	1/7/2041		1,700	1,993,250
Federal Republic of Brazil(a)	5.875%	1/15/2019		505	605,242
Federal Republic of Brazil(a)	8.25%	1/20/2034		600	916,500

Total					3,514,992

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Cayman Islands 0.14%
Cayman Islands Government†	5.95%	11/24/2019	$2,520	$2,750,971

Colombia 0.06%
Republic of Colombia(a)	6.125%	1/18/2041	867	1,077,248

Croatia 0.03%
Republic of Croatia(a)	6.25%	4/27/2017	500	483,439

Dominican Republic 0.09%
Dominican Republic†(a)	9.04%	1/23/2018	1,570	1,753,148

Ghana 0.12%
Republic of Ghana†(a)	8.50%	10/4/2017	2,000	2,225,000

Iceland 0.11%
Republic of Iceland†(a)	5.875%	5/11/2022	2,200	2,160,096

Indonesia 0.14%
Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	1,500	1,492,500
Republic of Indonesia†(a)	5.25%	1/17/2042	1,220	1,212,375

Total				2,704,875

Mexico 0.10%
United Mexican States(a)	4.75%	3/8/2044	1,420	1,444,850
United Mexican States(a)	5.95%	3/19/2019	400	480,000

Total				1,924,850

Namibia 0.09%
Republic of Namibia†(a)	5.50%	11/3/2021	1,650	1,699,500

Panama 0.06%
Republic of Panama(a)	6.70%	1/26/2036	880	1,141,800

Peru 0.05%
Republic of Peru(a)	6.55%	3/14/2037	755	985,275

Qatar 0.01%
State of Qatar†(a)	3.125%	1/20/2017	150	155,070

Romania 0.10%
Republic of Romania†(a)	6.75%	2/7/2022	1,844	1,854,511

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Russia 0.34%
Russia Eurobonds†(a)	3.625%	4/29/2015	$3,310	$3,430,385
Russia Eurobonds†(a)	5.00%	4/29/2020	2,850	3,028,125

Total				6,458,510

Slovakia 0.07%
Republic of Slovakia†(a)	4.375%	5/21/2022	1,300	1,248,000

South Africa 0.03%
Republic of South Africa(a)	4.665%	1/17/2024	600	617,100

Turkey 0.17%
Republic of Turkey(a)	5.625%	3/30/2021	3,171	3,321,622

Ukraine 0.09%
Ukraine Government†(a)	6.25%	6/17/2016	1,920	1,680,000

Venezuela 0.12%
Republic of Venezuela(a)	9.375%	1/13/2034	2,989	2,204,387

Total Foreign Government Obligations (cost $50,447,994)				$49,821,431

GOVERNMENT SPONSORED ENTERPRISES BONDS 2.76%
Federal Home Loan Bank	1.00%	6/21/2017	9,020	9,046,519
Federal Home Loan Mortgage Corp.	1.00%	6/29/2017	18,400	18,413,119
Federal Home Loan Mortgage Corp.	1.75%	5/30/2019	11,475	11,777,240
Federal National Mortgage Assoc.	1.125%	4/27/2017	13,000	13,100,373

Total Government Sponsored Enterprises Bonds (cost $51,944,607)				52,337,251

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.22%
Federal Home Loan Mortgage Corp.(e)	3.00%	TBA	25,000	26,121,093
Federal Home Loan Mortgage Corp.(e)	3.50%	TBA	187,000	195,911,728
Federal Home Loan Mortgage Corp.(e)	4.00%	TBA	134,000	142,186,556
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	18,400	19,844,999
Federal National Mortgage Assoc.(e)	4.50%	TBA	9,000	9,642,657

Federal National Mortgage Assoc.	5.50%	9/1/2034 -9/1/2038	79,049	86,729,175
Federal National Mortgage Assoc.(e)	5.50%	TBA	11,500	12,540,394
Federal National Mortgage Assoc.	6.00%	10/1/2038	20,147	22,330,538

Total Government Sponsored Enterprises Pass-Throughs (cost $503,885,638)				515,307,140

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 0.77%

Education 0.10%
Univ of CA Rev Build America Bds Regents Univ	5.77%		5/15/2043	$1,595	$1,951,323

Other Revenue 0.32%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%		1/1/2042	1,349	1,623,238
Metro Govt of Nashville & Davidson Cnty TN
Convtn Ctr Auth Build America Bds Ser B	6.731%		7/1/2043	3,575	4,360,213

Total					5,983,451

Transportation 0.28%
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%		7/1/2042	2,305	2,658,311
Metro WA DC Arpts Auth Build America Bds	7.462%		10/1/2046	2,225	2,674,828

Total					5,333,139

Utilities 0.07%
Muni Elec Auth GA Build America Bds	7.055%		4/1/2057	1,235	1,349,855

Total Municipal Bonds (cost $12,421,165)					14,617,768

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.09%
7 WTC Depositor LLC Trust 2012-7WTC B†	5.965%		3/13/2031	2,965	3,063,635
Arkle Master Issuer plc 2010-2A 1A1†	1.866%	#	5/17/2060	1,500	1,508,309
Arkle Master Issuer plc 2011-1A 2A†	1.716%	#	5/17/2060	3,000	3,013,722
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	3,916	4,405,932
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	2,012	2,010,581
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	96	95,563
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	1,000	1,003,540
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.419%	#	6/15/2022	4,274	4,052,769
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	3,830	3,716,132
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	3,279	3,290,117
CWCapital Cobalt Ltd. 2007-C2 AMFX	5.526%	#	4/15/2047	1,500	1,433,405
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.328%	#	3/10/2044	4,034	4,069,633

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Gracechurch Mortgage Financing plc 2006-1 A6†	0.567%	#	11/20/2056	$1,882	$1,877,247
Gracechurch Mortgage Financing plc 2011-1A 2A1†	2.017%	#	11/20/2056	3,600	3,631,014
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.874%	#	7/10/2038	1,925	1,978,864
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	6,309	6,454,956
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	2,702	2,721,934
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	2,392	2,395,820
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	5,130	5,160,347
GS Mortgage Securities Corp. II 2012-GCJ7 C(b)	5.721%	#	5/10/2045	1,565	1,467,130
Holmes Master Issuer plc 2010-1A A2†	1.867%	#	10/15/2054	3,500	3,520,269
Holmes Master Issuer plc 2012-1A A2†	2.117%	#	10/15/2054	2,500	2,525,398
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	2,397	2,398,338
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	1,792	1,800,441
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AJ	5.502%	#	6/12/2047	2,990	2,045,345
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.802%	#	6/15/2049	6,230	6,251,810
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.817%	#	6/15/2049	6,235	5,442,968
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%	#	3/18/2051	4,870	4,761,121
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	1,121	1,125,082
Merrill Lynch Floating Trust 2008-LAQA A1†	0.777%	#	7/9/2021	7,024	6,873,093
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.489%	#	11/12/2037	8,175	8,129,555
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.219%	#	11/12/2037	2,700	2,541,722
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	1,122	1,123,477
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	962	960,923
Merrill Lynch Mortgage Trust 2006-C2 AM	5.782%	#	8/12/2043	2,885	2,957,151
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.549%	#	6/12/2050	2,086	2,082,849
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	#	2/12/2039	330	330,093

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.531%	#	2/12/2039	$2,000		$1,713,308
Morgan Stanley Capital I 2005-HQ7 AAB	5.178%	#	11/14/2042	3,395		3,429,836
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	2,363		2,365,424
Morgan Stanley Capital I 2007-XLF9 B†	0.841%	#	12/15/2020	3,000		2,779,296
Permanent Master Issuer plc 2010-1A†	1.617%	#	7/15/2042	3,800		3,810,959
RBSCF Trust 2010-RR3 MS4C†	4.97%		4/16/2040	3,393		3,281,450
Silverstone Master Issuer plc 2012-1A 1A†	2.016%	#	1/21/2055	3,900		3,938,864
UBS Commercial Mortgage Trust 2012-C1 D†	5.72%	#	5/10/2045	3,600		2,960,833
UBS-Citigroup Commercial Mortgage Trust 2011-C1 B†	5.875%	#	1/10/2045	1,780		2,011,198
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.241%	#	7/15/2042	2,060		1,912,101
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%		1/15/2045	2,115		1,985,164
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	5,000		5,216,615
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	4,325		4,245,645
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	1,304		1,305,770

Total Non-Agency Commercial Mortgage-Backed Securities (cost $153,528,832)						153,176,748

PASS-THROUGH AGENCY 0.00%
Government National Mortgage Assoc. (cost $10)	12.00%		8/15/2013	—	(f)	17

U.S. TREASURY OBLIGATIONS 21.05%
U.S. Treasury Bond	3.125%		2/15/2042	53,143		58,116,866
U.S. Treasury Note	0.50%		10/15/2014	131,840		132,458,066
U.S. Treasury Note	0.625%		12/31/2012	135,000		135,385,020
U.S. Treasury Note	0.625%		5/31/2017	48,099		48,001,311
U.S. Treasury Note	1.00%		3/31/2017	18,297		18,608,616
U.S. Treasury Note	1.75%		5/15/2022	5,786		5,877,309

Total U.S. Treasury Obligations (cost $396,370,913)						398,447,188

Total Long-Term Investments (cost $2,143,342,306)						2,189,576,159

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
TOTAL RETURN FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENTS 5.15%

Repurchase Agreements Repurchase Agreement dated 5/31/2012, 0.01% due 6/1/2012 with Fixed Income Clearing Corp. collateralized by $1,890,000 of Federal Home Loan Bank at 0.17% due 2/13/2013; value: $1,891,794; proceeds: $1,850,652			$1,851	$1,850,652

Repurchase Agreement dated 5/31/2012, 0.15% due 6/1/2012 with Bank of America Corp. collateralized by $63,443,000 of U.S. Treasury Bond at 6.13% due 11/15/2027; value: $97,787,558; proceeds: $95,630,398			95,630	95,630,000

Total Short-Term Investments (cost $97,480,652)				97,480,652

Total Investments in Securities 120.80% (cost $2,240,822,958)				2,287,056,811

Liabilities in Excess of Cash and Other Assets(g) (20.80%)				(393,801,297)

Net Assets 100.00%				$1,893,255,514

EUR	euro.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)

Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rates shown is the rate(s) in effect at May 31, 2012.

(d)	Investment in non-U.S. dollar denominated securities.
(e)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(f)	Amount is less than $1,000.
(g)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on forward foreign currency exchange contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

euro	Sell	Morgan Stanley	7/31/2012	600,000	$793,272	$742,178	$51,094

See Notes to Financial Statements.	43

Statements of Assets and Liabilities (unaudited)
May 31, 2012

	Core Fixed Income Fund	Total Return Fund
ASSETS:
Investments in securities, at cost	$1,267,704,734	$2,240,822,958

Investments in securities, at fair value	$1,292,750,502	$2,287,056,811
Cash	105,029	395,410
Receivables:
Investment securities sold	8,264,383	41,046,274
Interest	6,076,146	15,457,474
Capital shares sold	10,126,982	9,720,412
Unrealized appreciation on forward foreign currency exchange contracts	—	51,094
Prepaid expenses and other assets	95,815	97,016

Total assets	1,317,418,857	2,353,824,491

LIABILITIES:
Payables:
Investment securities purchased	271,780,171	449,743,938
Capital shares reacquired	1,648,875	3,194,033
Management fee	386,793	705,428
12b-1 distribution fees	232,361	419,020
Fund administration	34,447	66,309
Trustees’ fees	23,190	91,091
Distributions payable	2,310,832	5,771,210
Accrued expenses	166,089	577,948

Total liabilities	276,582,758	460,568,977

NET ASSETS	$1,040,836,099	$1,893,255,514

COMPOSITION OF NET ASSETS:
Paid-in capital	$1,010,721,115	$1,834,226,348
Distributions in excess of net investment income	(6,461,451)	(11,836,763)
Accumulated net realized gain on investments and foreign currency related transactions	11,530,667	24,581,303
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	25,045,768	46,284,626

Net Assets	$1,040,836,099	$1,893,255,514

44	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)
May 31, 2012

	Core Fixed Income Fund	Total Return Fund

Net assets by class:
Class A Shares	$423,671,430	$855,132,377
Class B Shares	$14,849,238	$30,255,538
Class C Shares	$128,631,504	$202,040,071
Class F Shares	$329,622,010	$689,107,568
Class I Shares	$123,658,649	$54,680,085
Class P Shares	$308,655	$8,376,506
Class R2 Shares	$1,608,661	$6,089,561
Class R3 Shares	$18,485,952	$47,573,808
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	37,694,097	79,422,118
Class B Shares	1,325,004	2,813,409
Class C Shares	11,494,276	18,781,521
Class F Shares	29,333,692	64,024,673
Class I Shares	11,003,313	5,069,295
Class P Shares	27,359	774,390
Class R2 Shares	143,134	565,787
Class R3 Shares	1,644,418	4,419,464
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.24	$10.77
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.50	$11.02
Class B Shares-Net asset value	$11.21	$10.75
Class C Shares-Net asset value	$11.19	$10.76
Class F Shares-Net asset value	$11.24	$10.76
Class I Shares-Net asset value	$11.24	$10.79
Class P Shares-Net asset value	$11.28	$10.82
Class R2 Shares-Net asset value	$11.24	$10.76
Class R3 Shares-Net asset value	$11.24	$10.76

See Notes to Financial Statements.	45

Statements of Operations (unaudited)
For the Six Months Ended May 31, 2012

	Core Fixed Income Fund	Total Return Fund
Investment income:
Interest and other	$11,376,633	$32,313,607

Total investment income	11,376,633	32,313,607

Expenses:
Management fee	2,134,254	4,058,022
12b-1 distribution plan-Class A	397,362	808,533
12b-1 distribution plan-Class B	78,440	157,604
12b-1 distribution plan-Class C	513,412	794,549
12b-1 distribution plan-Class F	143,131	385,912
12b-1 distribution plan-Class P	643	18,369
12b-1 distribution plan-Class R2	4,583	15,789
12b-1 distribution plan-Class R3	41,454	104,812
Shareholder servicing	538,001	1,454,817
Professional	27,377	30,042
Reports to shareholders	40,365	112,887
Fund administration	189,777	380,803
Custody	12,158	19,373
Trustees’ fees	12,895	26,663
Registration	84,556	115,657
Subsidy (See Note 3)	6,635	112
Other	8,777	23,114

Gross expenses	4,233,820	8,507,058
Expense reductions (See Note 7)	(343)	(698)

Net expenses	4,233,477	8,506,360

Net investment income	7,143,156	23,807,247

Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	13,194,160	29,516,454
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	18,350,857	33,426,490

Net realized and unrealized gain	31,545,017	62,942,944

Net Increase in Net Assets Resulting From Operations	$38,688,173	$86,750,191

46	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Core Fixed Income Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income	$7,143,156	$13,880,210
Net realized gain on investments and foreign currency related transactions	13,194,160	26,611,398
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	18,350,857	(4,984,815)

Net increase in net assets resulting from operations	38,688,173	35,506,793

Distributions to shareholders from:
Net investment income
Class A	(5,786,029)	(10,063,630)
Class B	(167,072)	(435,196)
Class C	(1,380,597)	(2,548,569)
Class F	(4,294,554)	(5,332,910)
Class I	(1,701,695)	(1,261,523)
Class P	(3,818)	(19,748)
Class R2	(19,287)	(35,831)
Class R3	(218,726)	(380,253)
Net realized gain
Class A	(8,766,579)	(12,285,249)
Class B	(385,297)	(832,957)
Class C	(2,725,360)	(4,120,029)
Class F	(6,010,633)	(2,360,060)
Class I	(2,832,661)	(831,415)
Class P	(6,501)	(62,871)
Class R2	(35,145)	(43,605)
Class R3	(367,166)	(492,693)

Total distributions to shareholders	(34,701,120)	(41,106,539)

Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	309,760,112	528,657,509
Reinvestment of distributions	30,568,949	34,611,727
Cost of shares reacquired	(185,150,269)	(265,124,323)

Net increase in net assets resulting from capital share transactions	155,178,792	298,144,913

Net increase in net assets	159,165,845	292,545,167

NET ASSETS:
Beginning of period	$881,670,254	$589,125,087

End of period	$1,040,836,099	$881,670,254

Distributions in excess of net investment income	$(6,461,451)	$(32,829)

See Notes to Financial Statements.	47

Statements of Changes in Net Assets (concluded)

	Total Return Fund

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income	$23,807,247	$61,041,611
Net realized gain on investments and foreign currency related transactions	29,516,454	93,735,469
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	33,426,490	(46,259,062)

Net increase in net assets resulting from operations	86,750,191	108,518,018

Distributions to shareholders from:
Net investment income
Class A	(15,218,330)	(26,709,401)
Class B	(465,259)	(1,102,122)
Class C	(2,969,914)	(5,340,820)
Class F	(14,948,411)	(42,066,162)
Class I	(907,054)	(1,622,039)
Class P	(143,860)	(371,354)
Class R2	(88,890)	(129,757)
Class R3	(739,906)	(1,047,216)
Net realized gain
Class A	(32,739,161)	(28,278,680)
Class B	(1,381,907)	(1,745,108)
Class C	(7,691,373)	(7,385,366)
Class F	(31,934,010)	(44,579,714)
Class I	(1,617,592)	(1,319,768)
Class P	(343,295)	(600,317)
Class R2	(194,930)	(111,142)
Class R3	(1,656,988)	(1,090,353)

Total distributions to shareholders	(113,040,880)	(163,499,319)

Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	353,524,457	687,161,023
Reinvestment of distributions	101,753,242	148,755,504
Cost of shares reacquired	(341,942,083)	(1,116,551,555)

Net increase (decrease) in net assets resulting from capital share transactions	113,335,616	(280,635,028)

Net increase (decrease) in net assets	87,044,927	(335,616,329)

NET ASSETS:
Beginning of period	$1,806,210,587	$2,141,826,916

End of period	$1,893,255,514	$1,806,210,587

Distributions in excess of net investment income	$(11,836,763)	$(162,386)

48	See Notes to Financial Statements.

Financial Highlights
CORE FIXED INCOME FUND

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$11.21		$11.39	$11.34	$9.89	$10.66	$10.58

Investment operations:
Net investment income(a)	.09		.24	.30	.38	.46	.47
Net realized and unrealized gain (loss)	.36		.33	.36	1.49	(.74)	.07

Total from investment operations	.45		.57	.66	1.87	(.28)	.54

Distributions to shareholders from:
Net investment income	(.16)		(.34)	(.37)	(.42)	(.49)	(.46)
Net realized gain	(.26)		(.41)	(.24)	—	—	—

Total distributions	(.42)		(.75)	(.61)	(.42)	(.49)	(.46)

Net asset value, end of period	$11.24		$11.21	$11.39	$11.34	$9.89	$10.66

Total Return(b)	4.17	%(c)	5.41%	6.12%	19.24%	(2.82)%	5.24%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(c)	.87%	.88%	.90%	.90%	1.05%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.42	%(c)	.87%	.88%	.90%	.90%	.90%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.42	%(c)	.87%	.90%	1.08%	1.16%	1.38%

Net investment income	.78	%(c)	2.17%	2.70%	3.55%	4.44%	4.45%

Supplemental Data:

Net assets, end of period (000)	$423,671		$367,551	$339,581	$273,000	$118,139	$80,992
Portfolio turnover rate	347.61	%(c)	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	49

Financial Highlights (continued)
CORE FIXED INCOME FUND

	Class B Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$11.18		$11.36	$11.31	$9.86	$10.63	$10.56

Investment operations:
Net investment income(a)	.04		.16	.22	.32	.40	.40
Net realized and unrealized gain (loss)	.37		.32	.36	1.48	(.75)	.06

Total from investment operations	.41		.48	.58	1.80	(.35)	.46

Distributions to shareholders from:
Net investment income	(.12)		(.25)	(.29)	(.35)	(.42)	(.39)
Net realized gain	(.26)		(.41)	(.24)	—	—	—

Total distributions	(.38)		(.66)	(.53)	(.35)	(.42)	(.39)

Net asset value, end of period	$11.21		$11.18	$11.36	$11.31	$9.86	$10.63

Total Return(b)	3.77	%(c)	4.59%	5.31%	18.41%	(3.36)%	4.48%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.82	%(c)	1.67%	1.65%	1.55%	1.55%	1.70%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.82	%(c)	1.67%	1.65%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.82	%(c)	1.67%	1.68%	1.73%	1.81%	2.03%

Net investment income	.39	%(c)	1.42%	1.98%	2.96%	3.81%	3.82%

Supplemental Data:

Net assets, end of period (000)	$14,849		$16,269	$23,487	$26,996	$17,783	$14,555
Portfolio turnover rate	347.61	%(c)	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

50	See Notes to Financial Statements.

Financial Highlights (continued)
CORE FIXED INCOME FUND

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$11.16		$11.34	$11.29	$9.85	$10.62	$10.54

Investment operations:
Net investment income(a)	.05		.17	.23	.31	.40	.40
Net realized and unrealized gain (loss)	.37		.33	.36	1.48	(.75)	.07

Total from investment operations	.42		.50	.59	1.79	(.35)	.47

Distributions to shareholders from:
Net investment income	(.13)		(.27)	(.30)	(.35)	(.42)	(.39)
Net realized gain	(.26)		(.41)	(.24)	—	—	—

Total distributions	(.39)		(.68)	(.54)	(.35)	(.42)	(.39)

Net asset value, end of period	$11.19		$11.16	$11.34	$11.29	$9.85	$10.62

Total Return(b)	3.85	%(c)	4.74%	5.41%	18.43%	(3.47)%	4.56%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.74	%(c)	1.53%	1.57%	1.55%	1.55%	1.70%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.53%	1.57%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.53%	1.59%	1.73%	1.81%	2.03%

Net investment income	.46	%(c)	1.53%	2.02%	2.89%	3.80%	3.79%

Supplemental Data:

Net assets, end of period (000)	$128,632		$113,329	$114,561	$95,996	$39,144	$28,533
Portfolio turnover rate	347.61	%(c)	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	51

Financial Highlights (continued)
CORE FIXED INCOME FUND

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)						9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$11.20		$11.38	$11.34	$9.89	$10.66	$10.50

Investment operations:
Net investment income(b)	.09		.24	.31	.39	.49	.08
Net realized and unrealized gain (loss)	.38		.34	.36	1.50	(.75)	.16

Total from investment operations	.47		.58	.67	1.89	(.26)	.24

Distributions to shareholders from:
Net investment income	(.17)		(.35)	(.39)	(.44)	(.51)	(.08)
Net realized gain	(.26)		(.41)	(.24)	—	—	—

Total distributions	(.43)		(.76)	(.63)	(.44)	(.51)	(.08)

Net asset value, end of period	$11.24		$11.20	$11.38	$11.34	$9.89	$10.66

Total Return(c)	4.32	%(d)	5.50%	6.15%	19.50%	(2.60)%	2.31	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.37	%(d)	.77%	.76%	.65%	.65%	.13	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.37	%(d)	.77%	.76%	.65%	.64%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.37	%(d)	.77%	.77%	.83%	.87%	.19	%(d)

Net investment income	.82	%(d)	2.18%	2.76%	3.58%	4.74%	.78	%(d)

Supplemental Data:

Net assets, end of period (000)	$329,622		$247,773	$71,705	$27,262	$408	$10
Portfolio turnover rate	347.61	%(d)	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

52	See Notes to Financial Statements.

Financial Highlights (continued)
CORE FIXED INCOME FUND

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$11.20		$11.39	$11.34	$9.89	$10.66	$10.58

Investment operations:
Net investment income(a)	.10		.24	.31	.42	.50	.50
Net realized and unrealized gain (loss)	.37		.34	.38	1.49	(.75)	.07

Total from investment operations	.47		.58	.69	1.91	(.25)	.57

Distributions to shareholders from:
Net investment income	(.17)		(.36)	(.40)	(.46)	(.52)	(.49)
Net realized gain	(.26)		(.41)	(.24)	—	—	—

Total distributions	(.43)		(.77)	(.64)	(.46)	(.52)	(.49)

Net asset value, end of period	$11.24		$11.20	$11.39	$11.34	$9.89	$10.66

Total Return(b)	4.37	%(c)	5.52%	6.37%	19.65%	(2.48)%	5.58%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(c)	.68%	.66%	.55%	.55%	.68%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.32	%(c)	.68%	.66%	.55%	.55%	.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.32	%(c)	.68%	.67%	.73%	.81%	1.00%

Net investment income	.88	%(c)	2.18%	2.77%	3.87%	4.80%	4.74%

Supplemental Data:

Net assets, end of period (000)	$123,659		$119,703	$22,651	$4,978	$1,773	$2,284
Portfolio turnover rate	347.61	%(c)	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	53

Financial Highlights (continued)
CORE FIXED INCOME FUND

	Class P Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$11.25		$11.43	$11.38	$9.92	$10.70	$10.62

Investment operations:
Net investment income(a)	.07		.23	.28	.38	.45	.46
Net realized and unrealized gain (loss)	.37		.32	.36	1.49	(.76)	.07

Total from investment operations	.44		.55	.64	1.87	(.31)	.53

Distributions to shareholders from:
Net investment income	(.15)		(.32)	(.35)	(.41)	(.47)	(.45)
Net realized gain	(.26)		(.41)	(.24)	—	—	—

Total distributions	(.41)		(.73)	(.59)	(.41)	(.47)	(.45)

Net asset value, end of period	$11.28		$11.25	$11.43	$11.38	$9.92	$10.70

Total Return(b)	4.04	%(c)	5.14%	5.88%	19.07%	(2.90)%	5.13%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(c)	1.12%	1.11%	1.00%	1.00%	1.15%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.12%	1.11%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.12%	1.13%	1.18%	1.26%	1.48%

Net investment income	.66	%(c)	2.06%	2.49%	3.52%	4.33%	4.34%

Supplemental Data:

Net assets, end of period (000)	$309		$276	$1,736	$1,985	$1,530	$1,113
Portfolio turnover rate	347.61	%(c)	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

54	See Notes to Financial Statements.

Financial Highlights (continued)
CORE FIXED INCOME FUND

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30				9/28/2007(a) to 11/30/2007

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$11.21		$11.39	$11.34	$9.89	$10.66	$10.50

Investment operations:
Net investment income(b)	.06		.20	.25	.36	.44	.07
Net realized and unrealized gain (loss)	.37		.33	.37	1.48	(.75)	.16

Total from investment operations	.43		.53	.62	1.84	(.31)	.23

Distributions to shareholders from:
Net investment income	(.14)		(.30)	(.33)	(.39)	(.46)	(.07)
Net realized gain	(.26)		(.41)	(.24)	—	—	—

Total distributions	(.40)		(.71)	(.57)	(.39)	(.46)	(.07)

Net asset value, end of period	$11.24		$11.21	$11.39	$11.34	$9.89	$10.66

Total Return(c)	3.97	%(d)	4.99%	5.74%	18.96%	(3.02)%	2.23	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.62	%(d)	1.28%	1.27%	1.15%	1.09%	.20	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.62	%(d)	1.28%	1.27%	1.15%	1.09%	.19	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(d)	1.28%	1.27%	1.33%	1.33%	.26	%(d)

Net investment income	.58	%(d)	1.77%	2.22%	3.39%	4.31%	.71	%(d)

Supplemental Data:

Net assets, end of period (000)	$1,609		$1,480	$1,199	$213	$171	$10
Portfolio turnover rate	347.61	%(d)	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	55

Financial Highlights (concluded)
CORE FIXED INCOME FUND

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30				9/28/2007(a) to 11/30/2007

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$11.21		$11.39	$11.34	$9.89	$10.66	$10.50

Investment operations:
Net investment income(b)	.07		.21	.27	.35	.45	.08
Net realized and unrealized gain (loss)	.37		.33	.36	1.51	(.75)	.16

Total from investment operations	.44		.54	.63	1.86	(.30)	.24

Distributions to shareholders from:
Net investment income	(.15)		(.31)	(.34)	(.41)	(.47)	(.08)
Net realized gain	(.26)		(.41)	(.24)	—	—	—

Total distributions	(.41)		(.72)	(.58)	(.41)	(.47)	(.08)

Net asset value, end of period	$11.24		$11.21	$11.39	$11.34	$9.89	$10.66

Total Return(c)	4.02	%(d)	5.10%	5.84%	19.08%	(2.97)%	2.25	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(d)	1.17%	1.16%	1.04%	1.04%	.18	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.17%	1.16%	1.04%	1.04%	.17	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.17%	1.17%	1.24%	1.29%	.24	%(d)

Net investment income	.63	%(d)	1.87%	2.40%	3.22%	4.29%	.73	%(d)

Supplemental Data:

Net assets, end of period (000)	$18,486		$15,290	$14,205	$7,587	$257	$10
Portfolio turnover rate	347.61	%(d)	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

56	See Notes to Financial Statements.

Financial Highlights
TOTAL RETURN FUND

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.94		$11.26	$11.02	$9.44	$10.48	$10.44

Investment operations:
Net investment income(a)	.14		.32	.38	.44	.49	.46
Net realized and unrealized gain (loss)	.36		.22	.40	1.61	(1.03)	.04

Total from investment operations	.50		.54	.78	2.05	(.54)	.50

Distributions to shareholders from:
Net investment income	(.20)		(.41)	(.44)	(.47)	(.50)	(.46)
Net realized gain	(.47)		(.45)	(.10)	—	—	—

Total distributions	(.67)		(.86)	(.54)	(.47)	(.50)	(.46)

Net asset value, end of period	$10.77		$10.94	$11.26	$11.02	$9.44	$10.48

Total Return(b)	4.75	%(c)	5.16%	7.27%	22.33%	(5.45)%	4.94%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(c)	.83%	.85%	.90%	.90%	1.05%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.83%	.85%	.90%	.90%	.90%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.83%	.86%	1.04%	1.05%	1.24%

Net investment income	1.27	%(c)	2.94%	3.43%	4.30%	4.97%	4.50%

Supplemental Data:

Net assets, end of period (000)	$855,132		$766,312	$718,778	$673,307	$467,605	$464,651
Portfolio turnover rate	311.45	%(c)	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	57

Financial Highlights (continued)
TOTAL RETURN FUND

	Class B Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.93		$11.25	$11.01	$9.43	$10.46	$10.43

Investment operations:
Net investment income(a)	.09		.23	.29	.38	.42	.40
Net realized and unrealized gain (loss)	.36		.22	.40	1.61	(1.01)	.02

Total from investment operations	.45		.45	.69	1.99	(.59)	.42

Distributions to shareholders from:
Net investment income	(.16)		(.32)	(.35)	(.41)	(.44)	(.39)
Net realized gain	(.47)		(.45)	(.10)	—	—	—

Total distributions	(.63)		(.77)	(.45)	(.41)	(.44)	(.39)

Net asset value, end of period	$10.75		$10.93	$11.25	$11.01	$9.43	$10.46

Total Return(b)	4.22	%(c)	4.28%	6.43%	21.57%	(5.98)%	4.17%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.83	%(c)	1.63%	1.62%	1.55%	1.55%	1.71%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.83	%(c)	1.63%	1.62%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.83	%(c)	1.63%	1.64%	1.69%	1.71%	1.89%

Net investment income	.86	%(c)	2.13%	2.65%	3.67%	4.15%	3.87%

Supplemental Data:

Net assets, end of period (000)	$30,256		$32,566	$44,153	$48,221	$36,665	$38,089
Portfolio turnover rate	311.45	%(c)	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

58	See Notes to Financial Statements.

Financial Highlights (continued)
TOTAL RETURN FUND

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)		Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.93		$11.25	$11.01	$9.43	$10.47	$10.44

Investment operations:
Net investment income(a)	.10		.25	.31	.38	.42	.40
Net realized and unrealized gain (loss)	.37		.22	.39	1.61	(1.02)	.02

Total from investment operations	.47		.47	.70	1.99	(.60)	.42

Distributions to shareholders from:
Net investment income	(.17)		(.34)	(.36)	(.41)	(.44)	(.39)
Net realized gain	(.47)		(.45)	(.10)	—	—	—

Total distributions	(.64)		(.79)	(.46)	(.41)	(.44)	(.39)

Net asset value, end of period	$10.76		$10.93	$11.25	$11.01	$9.43	$10.47

Total Return(b)	4.42	%(c)	4.48%	6.57%	21.43%	(5.98)%	4.16%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.74	%(c)	1.48%	1.52%	1.55%	1.55%	1.70%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.48%	1.52%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.48%	1.53%	1.69%	1.70%	1.89%

Net investment income	.95	%(c)	2.30%	2.76%	3.65%	4.14%	3.84%

Supplemental Data:

Net assets, end of period (000)	$202,040		$178,761	$187,548	$171,798	$113,387	$115,649
Portfolio turnover rate	311.45	%(c)	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	59

Financial Highlights (continued)
TOTAL RETURN FUND

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)
							9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$10.94		$11.26	$11.02	$9.43	$10.47	$10.35

Investment operations:
Net investment income(b)	.14		.33	.39	.46	.49	.08
Net realized and unrealized gain (loss)	.36		.22	.40	1.63	(1.01)	.12

Total from investment operations	.50		.55	.79	2.09	(.52)	.20

Distributions to shareholders from:
Net investment income	(.21)		(.42)	(.45)	(.50)	(.52)	(.08)
Net realized gain	(.47)		(.45)	(.10)	—	—	—

Total distributions	(.68)		(.87)	(.55)	(.50)	(.52)	(.08)

Net asset value, end of period	$10.76		$10.94	$11.26	$11.02	$9.43	$10.47

Total Return(c)	4.70	%(d)	5.26%	7.41%	22.61%	(5.27)%	1.98	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.38	%(d)	.73%	.73%	.65%	.64%	.13	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.38	%(d)	.73%	.73%	.65%	.64%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.38	%(d)	.73%	.74%	.78%	.78%	.17	%(d)

Net investment income	1.32	%(d)	3.08%	3.55%	4.38%	5.03%	.81	%(d)

Supplemental Data:

Net assets, end of period (000)	$689,108		$741,101	$1,115,781	$850,194	$206,730	$10
Portfolio turnover rate	311.45	%(d)	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

60	See Notes to Financial Statements.

Financial Highlights (continued)
TOTAL RETURN FUND

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.96		$11.28	$11.04	$9.45	$10.49	$10.46

Investment operations:
Net investment income(a)	.15		.34	.41	.50	.53	.50
Net realized and unrealized gain (loss)	.36		.22	.39	1.60	(1.03)	.03

Total from investment operations	.51		.56	.80	2.10	(.50)	.53

Distributions to shareholders from:
Net investment income	(.21)		(.43)	(.46)	(.51)	(.54)	(.50)
Net realized gain	(.47)		(.45)	(.10)	—	—	—

Total distributions	(.68)		(.88)	(.56)	(.51)	(.54)	(.50)

Net asset value, end of period	$10.79		$10.96	$11.28	$11.04	$9.45	$10.49

Total Return(b)	4.84	%(c)	5.36%	7.52%	22.72%	(5.01)%	5.21%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.33	%(c)	.63%	.63%	.55%	.55%	.72%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.33	%(c)	.63%	.63%	.55%	.55%	.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.33	%(c)	.63%	.64%	.70%	.71%	.90%

Net investment income	1.37	%(c)	3.16%	3.65%	4.92%	5.14%	4.86%

Supplemental Data:

Net assets, end of period (000)	$54,680		$36,987	$32,220	$29,750	$91,558	$170,881
Portfolio turnover rate	311.45	%(c)	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	61

Financial Highlights (continued)
TOTAL RETURN FUND

	Class P Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.99		$11.31	$11.07	$9.48	$10.52	$10.49

Investment operations:
Net investment income(a)	.12		.30	.36	.44	.48	.46
Net realized and unrealized gain (loss)	.37		.22	.39	1.62	(1.02)	.02

Total from investment operations	.49		.52	.75	2.06	(.54)	.48

Distributions to shareholders from:
Net investment income	(.19)		(.39)	(.41)	(.47)	(.50)	(.45)
Net realized gain	(.47)		(.45)	(.10)	—	—	—

Total distributions	(.66)		(.84)	(.51)	(.47)	(.50)	(.45)

Net asset value, end of period	$10.82		$10.99	$11.31	$11.07	$9.48	$10.52

Total Return(b)	4.60	%(c)	4.89%	7.03%	22.25%	(5.51)%	4.74%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(c)	1.08%	1.07%	1.00%	1.00%	1.15%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.08%	1.07%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.08%	1.09%	1.14%	1.15%	1.34%

Net investment income	1.15	%(c)	2.74%	3.28%	4.22%	4.69%	4.43%

Supplemental Data:

Net assets, end of period (000)	$8,377		$7,987	$15,068	$27,313	$19,264	$18,513
Portfolio turnover rate	311.45	%(c)	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

62	See Notes to Financial Statements.

Financial Highlights (continued)
TOTAL RETURN FUND

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30				9/28/2007(a) to 11/30/2007

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$10.94		$11.26	$11.02	$9.43	$10.47	$10.35

Investment operations:
Net investment income(b)	.11		.27	.34	.41	.47	.08
Net realized and unrealized gain (loss)	.36		.23	.40	1.63	(1.03)	.12

Total from investment operations	.47		.50	.74	2.04	(.56)	.20

Distributions to shareholders from:
Net investment income	(.18)		(.37)	(.40)	(.45)	(.48)	(.08)
Net realized gain	(.47)		(.45)	(.10)	—	—	—

Total distributions	(.65)		(.82)	(.50)	(.45)	(.48)	(.08)

Net asset value, end of period	$10.76		$10.94	$11.26	$11.02	$9.43	$10.47

Total Return(c)	4.44	%(d)	4.74%	6.89%	22.04%	(5.56)%	1.90	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63	%(d)	1.23%	1.23%	1.14%	1.05%	.20	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.23%	1.23%	1.14%	1.05%	.19	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.23%	1.24%	1.28%	1.20%	.24	%(d)

Net investment income	1.07	%(d)	2.53%	3.06%	3.89%	4.83%	.74	%(d)

Supplemental Data:

Net assets, end of period (000)	$6,090		$4,567	$2,856	$1,611	$176	$10
Portfolio turnover rate	311.45	%(d)	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	63

Financial Highlights (concluded)
TOTAL RETURN FUND

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30				9/28/2007(a) to 11/30/2007

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$10.94		$11.26	$11.02	$9.43	$10.47	$10.35

Investment operations:
Net investment income(b)	.12		.29	.35	.42	.47	.08
Net realized and unrealized gain (loss)	.36		.22	.40	1.63	(1.02)	.12

Total from investment operations	.48		.51	.75	2.05	(.55)	.20

Distributions to shareholders from:
Net investment income	(.19)		(.38)	(.41)	(.46)	(.49)	(.08)
Net realized gain	(.47)		(.45)	(.10)	—	—	—

Total distributions	(.66)		(.83)	(.51)	(.46)	(.49)	(.08)

Net asset value, end of period	$10.76		$10.94	$11.26	$11.02	$9.43	$10.47

Total Return(c)	4.50	%(d)	4.86%	6.99%	22.15%	(5.51)%	1.92	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(d)	1.12%	1.13%	1.05%	1.04%	.18	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.57	%(a)	1.12%	1.13%	1.05%	1.04%	.17	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.12%	1.14%	1.19%	1.19%	.22	%(d)

Net investment income	1.13	%(d)	2.64%	3.10%	4.04%	4.69%	.75	%(d)

Supplemental Data:

Net assets, end of period (000)	$47,574		$37,931	$25,423	$7,885	$2,075	$10
Portfolio turnover rate	311.45	%(d)	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

64	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of twelve funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using

65

Notes to Financial Statements (unaudited)(continued)

daily forward exchange rates. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2008 through November 30, 2011. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

66

Notes to Financial Statements (unaudited)(continued)

(g)

Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments and foreign currency related transactions on each Fund’s Statement of Operations. As of May 31, 2012, only Total Return Fund had open forward foreign currency exchange contracts.

(h)

Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of May 31, 2012, the Funds had no open futures contracts.

(i)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)

Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement

67

Notes to Financial Statements (unaudited)(continued)

be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(l)

Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of May 31, 2012, the Funds had no unfunded loan commitments.

(m)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

68

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing each Fund’s investments carried at fair value:

	Core Fixed Income Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$94,484,792	$—	$94,484,792
Corporate Bonds	—	347,303,273	—	347,303,273
Floating Rate Loans	—	—	—	—
Foreign Bond	—	—	—	—
Foreign Government Obligations	—	13,120,174	—	13,120,174
Government Sponsored Enterprises Bonds	—	28,709,376	—	28,709,376
Government Sponsored Enterprises Pass-Throughs	—	325,760,254	—	325,760,254
Municipal Bonds	—	8,484,134	—	8,484,134
Non-Agency Commercial Mortgage-Backed Securities	—	72,110,827	—	72,110,827
Pass-Through Agency	—	—	—	—
U.S. Treasury Obligations	—	274,792,547	—	274,792,547
Commercial Paper	—	4,962,818	—	4,962,818
Repurchase Agreements	—	123,022,307	—	123,022,307

Total	$—	$1,292,750,502	$—	$1,292,750,502

	Total Return Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$173,842,478	$—	$173,842,478
Corporate Bonds	—	830,720,270	—	830,720,270
Floating Rate Loans	—	571,387	—	571,387
Foreign Bond	—	734,481	—	734,481
Foreign Government Obligations	—	49,821,431	—	49,821,431
Government Sponsored Enterprises Bonds	—	52,337,251	—	52,337,251
Government Sponsored Enterprises Pass-Throughs	—	515,307,140	—	515,307,140
Municipal Bonds	—	14,617,768	—	14,617,768
Non-Agency Commercial Mortgage-Backed Securities	—	153,176,748	—	153,176,748
Pass-Through Agency	—	17	—	17
U.S. Treasury Obligations	—	398,447,188	—	398,447,188
Commercial Paper	—	—	—	—
Repurchase Agreements	—	97,480,652	—	97,480,652

Total	$—	$2,287,056,811	$—	$2,287,056,811

* See Schedule of Investments for fair values in each industry.

(n)

Disclosures about Derivative Instruments and Hedging Activities–Total Return Fund entered into forward foreign currency exchange contracts during the six months ended May 31, 2012 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord, Abbett & Co. LLC (“Lord Abbett”) will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

As of May 31, 2012, the Fund had forward foreign currency exchange contracts with a cumulative unrealized appreciation of $51,094. Amounts of $(840) and $51,094 are included

69

Notes to Financial Statements (unaudited)(continued)

in the Statement of Operations related to forward foreign currency exchange contracts under the captions Net realized gain on investment and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currency, respectively. The average notional amount of forward foreign currency exchange contracts during the period was 226,649.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended May 31, 2012, for Core Fixed Income Fund and Total Return Fund, the effective management fee, net of waivers, was at an annualized rate of .45% and .43%, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Core Fixed Income Fund and Total Return Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund, Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations.

As of May 31, 2012, the Funds had no outstanding shares owned by any of the Lord Abbett Fund of Funds.

12b-1 Distribution Plan
Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3

Service	.15%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)

The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

70

Notes to Financial Statements (unaudited)(continued)

Commissions
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2012:

	Distributor Commissions	Dealers’ Concessions

Core Fixed Income Fund	$95,735	$605,189
Total Return Fund	143,259	927,725

Distributor received the following amount of CDSCs for the six months ended May 31, 2012:

	Class A	Class C

Core Fixed Income Fund	$8,791	$11,954
Total Return Fund	34,350	12,792

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2012 and the fiscal year ended November 30, 2011 was as follows:

	Core Fixed Income Fund		Total Return Fund

	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011

Distributions paid from:
Ordinary income	$30,183,097	$32,887,775	$82,508,879	$132,033,560
Net long-term capital gains	4,518,023	8,218,764	30,532,001	31,465,759

Total distributions paid	$34,701,120	$41,106,539	$113,040,880	$163,499,319

71

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Fixed Income Fund	Total Return Fund

Tax cost	$1,269,360,960	$2,245,747,070

Gross unrealized gain	24,391,331	53,271,522
Gross unrealized loss	(1,001,789)	(11,961,781)

Net unrealized security gain	$23,389,542	$41,309,741

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2012 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales

Core Fixed Income Fund	$3,567,314,536	$361,002,915	$3,410,228,800	278,554,844
Total Return Fund	6,069,154,487	927,069,068	5,892,041,564	839,140,634

*	Includes U.S. Government sponsored enterprises securities.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

9.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

72

Notes to Financial Statements (unaudited)(continued)

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Funds may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds (also known as “junk” bonds) in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer.

Each Fund’s investment exposure to foreign companies presents increased market, liquidity, currency, political, information and other risks. The cost to a Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Funds invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

These factors can affect each Fund’s performance.

73

Notes to Financial Statements (unaudited)(continued)

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Core Fixed Income Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	10,718,395	$119,133,012	13,291,527	$147,541,918
Converted from Class B*	49,977	554,268	303,885	3,330,922
Reinvestment of distributions	1,178,545	13,054,930	1,841,007	20,047,195
Shares reacquired	(7,049,870)	(78,398,024)	(12,458,563)	(136,832,453)

Increase	4,897,047	$54,344,186	2,977,856	$34,087,582

Class B Shares

Shares sold	49,332	$546,601	173,448	$1,921,756
Reinvestment of distributions	44,636	492,327	102,429	1,109,290
Shares reacquired	(174,707)	(1,933,018)	(583,409)	(6,387,577)
Converted to Class A*	(50,128)	(554,268)	(304,734)	(3,330,922)

Decrease	(130,867)	$(1,448,358)	(612,266)	$(6,687,453)

Class C Shares

Shares sold	2,507,790	$27,755,146	3,092,859	$34,209,218
Reinvestment of distributions	287,240	3,166,108	449,018	4,861,295
Shares reacquired	(1,456,450)	(16,109,441)	(3,487,399)	(38,064,170)

Increase	1,338,580	$14,811,813	54,478	$1,006,343

Class F Shares

Shares sold	9,991,544	$111,149,419	21,125,424	$230,384,767
Reinvestment of distributions	815,050	9,025,002	542,927	5,967,069
Shares reacquired	(3,587,257)	(39,845,979)	(5,852,944)	(64,524,319)

Increase	7,219,337	$80,328,442	15,815,407	$171,827,517

Class I Shares

Shares sold	3,917,145	$43,662,550	9,338,150	$104,854,149
Reinvestment of distributions	382,672	4,234,581	164,105	1,802,784
Shares reacquired	(3,979,685)	(44,021,570)	(808,586)	(8,970,163)

Increase	320,132	$3,875,561	8,693,669	$97,686,770

Class P Shares

Shares sold	3,115	$34,734	24,242	$263,866
Reinvestment of distributions	928	10,319	1,571	17,159
Shares reacquired	(1,181)	(13,137)	(153,199)	(1,661,839)

Increase (decrease)	2,862	$31,916	(127,386)	$(1,380,814)

Class R2 Shares

Shares sold	44,507	$493,255	75,543	$824,194
Reinvestment of distributions	137	1,510	138	1,502
Shares reacquired	(33,593)	(374,260)	(48,901)	(536,029)

Increase	11,051	$120,505	26,780	$289,667

74

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class R3 Shares	Shares	Amount	Shares	Amount

Shares sold	628,328	$6,985,395	784,202	$8,657,641
Reinvestment of distributions	52,741	584,172	73,918	805,433
Shares reacquired	(400,754)	(4,454,840)	(741,182)	(8,147,773)

Increase	280,315	$3,114,727	116,938	$1,315,301

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Total Return Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	16,369,503	$175,009,508	24,369,912	$265,097,571
Converted from Class B*	114,525	1,218,991	541,039	5,851,340
Reinvestment of distributions	4,177,318	44,285,007	4,754,119	51,085,260
Shares reacquired	(11,281,144)	(120,700,882)	(23,446,551)	(254,091,355)

Increase	9,380,202	$99,812,624	6,218,519	$67,942,816

Class B Shares

Shares sold	101,794	$1,085,829	268,854	$2,921,468
Reinvestment of distributions	156,842	1,659,624	234,845	2,516,002
Shares reacquired	(310,562)	(3,318,521)	(906,929)	(9,805,510)
Converted to Class A*	(114,645)	(1,218,991)	(541,624)	(5,851,340)

Decrease	(166,571)	$(1,792,059)	(944,854)	$(10,219,380)

Class C Shares

Shares sold	3,695,131	$39,452,443	4,232,570	$46,096,965
Reinvestment of distributions	660,062	6,987,906	723,338	7,761,244
Shares reacquired	(1,926,581)	(20,576,473)	(5,270,375)	(56,880,190)

Increase (decrease)	2,428,612	$25,863,876	(314,467)	$(3,021,981)

Class F Shares

Shares sold	9,060,494	$96,908,954	26,816,851	$290,342,684
Reinvestment of distributions	4,115,216	43,621,999	7,643,679	82,092,218
Shares reacquired	(16,914,862)	(181,444,988)	(65,806,354)	(721,856,517)

Decrease	(3,739,152)	$(40,914,035)	(31,345,824)	$(349,421,615)

Class I Shares

Shares sold	2,124,990	$22,737,763	4,425,362	$48,435,531
Reinvestment of distributions	215,881	2,294,961	261,019	2,813,167
Shares reacquired	(646,167)	(6,922,354)	(4,168,256)	(45,678,423)

Increase	1,694,704	$18,110,370	518,125	$5,570,275

Class P Shares

Shares sold	86,003	$927,920	347,319	$3,805,587
Reinvestment of distributions	44,871	477,802	57,135	616,549
Shares reacquired	(83,245)	(894,259)	(1,010,178)	(10,938,253)

Increase (decrease)	47,629	$511,463	(605,724)	$(6,516,117)

75

Notes to Financial Statements (concluded)

Total Return Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class R2 Shares	Shares	Amount	Shares	Amount

Shares sold	221,932	$2,366,218	247,351	$2,668,406
Reinvestment of distributions	3,195	33,900	2,332	25,100
Shares reacquired	(76,875)	(821,923)	(85,841)	(933,504)

Increase	148,252	$1,578,195	163,842	$1,760,002

Class R3 Shares

Shares sold	1,406,582	$15,035,822	2,557,518	$27,792,811
Reinvestment of distributions	225,669	2,392,043	171,526	1,845,964
Shares reacquired	(680,518)	(7,262,683)	(1,519,435)	(16,367,803)

Increase	951,733	$10,165,182	1,209,609	$13,270,972

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

11. RECENT ACCOUNTING STANDARD

The Financial Accounting Standards Board issued amended guidance to improve disclosure of fair value measurements. Fair value measurements categorized as Level 3 will require quantitative information with respect to unobservable inputs and assumptions used, a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs, and enhanced disclosure of valuation policies and procedures. In addition, quantitative and qualitative disclosure will be required for all transfers in and out of Level 1 and Level 2. The amended guidance is effective for the first reporting period beginning after December 15, 2011. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

76

Approval of Advisory Contracts

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the relevant performance universes, in each case as of various periods ended August 31, 2011.

As to Core Fixed Income Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the eight-month period, the third quintile for the one-year period, and the second quintile for the three-year, five-year, and ten-year periods. The Board also observed that the Fund’s investment performance was lower than that of the Lipper Intermediate Investment-Grade Index for the one-year period and higher than that of the Index for the eight-month, three-year, five-year, and ten-year periods.

As to Total Return Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the eight-month, one-year, three-year and five-year periods, and the first quintile for the ten-year period. The Board also

77

observed that the investment performance was higher than that of the Lipper Intermediate Investment-Grade Debt Index for each of those periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparison or comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund. It also considered the amount and nature of the fees paid by shareholders.

As to Core Fixed Income Fund, the Board observed that for the fiscal year ended November 30, 2010, the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately one basis point below the median of the peer group and the actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratio of Class B was approximately two basis points above the median of the peer group, the total expense ratio of Class C was approximately seven basis points below the median of the peer group, the total expense ratio of Class F was approximately eight basis points above the median of the peer group, the total expense ratio of Class I was approximately five basis points above the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately seventeen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points above the median of the peer group. The Board noted that the Class A and Class C expense ratios did not fully reflect reductions in the Rule 12b-1 fee rates implemented during the fiscal year. The Board considered how those ratios would relate to those of the peer group.

As to Total Return Fund, the Board observed that for the fiscal year ended November 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately one basis point below the median of the peer group and the actual management and administrative services fees were approximately three basis points above the median of the peer group. The Board observed that for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately two basis points below the median of the peer group, the total expense ratio of Class B was approximately five basis points above the median of the peer group,

78

the total expense ratio of Class C was approximately six basis points below the median of the peer group, the total expense ratio of Class F was approximately four basis points above the median of the peer group, the total expense ratio of Class I was approximately eight basis points above the median of the peer group, the total expense ratio of Class P was approximately five basis points below the median of the peer group, the total expense ratio of Class R2 was approximately ten basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint(s) in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds and other Lord Abbett Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. In considering whether to approve the continuation of the management

79

agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation.

80

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

81

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Investment Trust

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Core Fixed Income Fund Lord Abbett Total Return Fund	LACCBE-3-0512 (07/12)

2 0 1 2

L O R D   A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Convertible Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Short Duration Income Fund

For the six-month period ended May 31, 2012

Lord Abbett Investment Trust
Lord Abbett Convertible Fund, Lord Abbett Floating
Rate Fund, Lord Abbett High Yield Fund, Lord Abbett
Income Fund, Lord Abbett Inflation Focused Fund, and
Lord Abbett Short Duration Income Fund
Semiannual Report

For the six-month period ended May 31, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended May 31, 2012. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

1

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 through May 31, 2012).

Actual Expenses

          For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/11 – 5/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Convertible Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A
Actual	$1,000.00	$1,029.60	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.40
Class B
Actual	$1,000.00	$1,025.20	$9.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.63	$9.42
Class C
Actual	$1,000.00	$1,026.40	$8.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.45	$8.62
Class F
Actual	$1,000.00	$1,030.20	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.15	$4.90
Class I
Actual	$1,000.00	$1,030.60	$4.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.67	$4.39
Class P
Actual	$1,000.00	$1,028.10	$6.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.42	$6.66
Class R2
Actual	$1,000.00	$1,027.40	$7.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.67	$7.41
Class R3
Actual	$1,000.00	$1,028.30	$6.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.19	$6.86

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.07% for Class A, 1.87% for Class B, 1.71% for Class C, 0.97% for Class F, 0.87% for Class I, 1.32% for Class P, 1.47% for Class R2 and 1.36% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2012

Sector*	%**
Consumer Discretionary	10.51%
Consumer Staples	2.94%
Energy	6.89%
Financials	17.23%
Healthcare	15.72%
Industrials	5.29%
Materials	5.29%

Sector*	%**
Media	2.52%
Technology	24.49%
Telecommunications	1.64%
Transportation	1.24%
Utilities	4.18%
Short-Term Investment	2.06%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Floating Rate Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A
Actual	$1,000.00	$1,047.90	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.90	$4.14
Class C
Actual	$1,000.00	$1,044.30	$7.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.44	$7.62
Class F
Actual	$1,000.00	$1,048.40	$3.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.40	$3.64
Class I
Actual	$1,000.00	$1,048.90	$3.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$3.15
Class R2
Actual	$1,000.00	$1,045.80	$6.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.16
Class R3
Actual	$1,000.00	$1,046.30	$5.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.40	$5.65

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 1.51% for Class B, 0.72% for Class F, 0.62% for Class I, 1.22% for Class R2 and 1.12% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2012

Sector*	%**
Aerospace	3.69%
Chemicals	3.99%
Consumer Non-Durables	1.41%
Energy	2.48%
Financial	4.99%
Food & Drug	0.05%
Food/Tobacco	4.14%
Forest Products	2.05%
Gaming/Leisure	3.30%
Healthcare	11.51%
Housing	2.73%

Sector*	%**
Information Technology	8.04%
Manufacturing	4.56%
Media/Telecommunications	15.51%
Metals/Minerals	2.30%
Retail	5.12%
Service	13.49%
Telecommunications	0.90%
Transportation	4.97%
Utility	3.03%
Short-Term Investment	1.74%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

High Yield Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A
Actual	$1,000.00	$1,079.80	$4.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.30	$4.75
Class B
Actual	$1,000.00	$1,074.40	$9.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.27	$8.79
Class C
Actual	$1,000.00	$1,075.00	$8.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.91	$8.17
Class F
Actual	$1,000.00	$1,078.90	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.24
Class I
Actual	$1,000.00	$1,080.70	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.74
Class P
Actual	$1,000.00	$1,078.00	$6.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.03	$6.01
Class R2
Actual	$1,000.00	$1,076.10	$6.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.27	$6.78
Class R3
Actual	$1,000.00	$1,076.60	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.78	$6.26

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.94% for Class A, 1.74% for Class B, 1.62% for Class C, 0.84% for Class F, 0.74% for Class I, 1.19% for Class P, 1.34% for Class R2 and 1.24% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2012

Sector*	%**
Agency	0.00	%***
Automotive	3.55%
Banking	4.02%
Basic Industry	10.36%
Capital Goods	5.48%
Consumer Cyclical	5.54%
Consumer Non-Cyclical	4.30%
Energy	13.19%
Financial Services	6.35%
Foreign Government	0.96%

Sector*	%**
Healthcare	4.13%
Insurance	0.83%
Media	6.71%
Real Estate	0.55%
Services	14.58%
Technology & Electronics	6.11%
Telecommunications	7.61%
Utility	3.81%
Short-Term Investment	1.92%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
***	Amount is less than .01%.

5

Income Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A*
Actual	$1,000.00	$1,059.30	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$4.17
Class B*
Actual	$1,000.00	$1,055.20	$8.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.86	$8.22
Class C*
Actual	$1,000.00	$1,055.70	$7.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.47
Class F*
Actual	$1,000.00	$1,059.80	$3.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.66
Class I*
Actual	$1,000.00	$1,060.40	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$3.18
Class R2*
Actual	$1,000.00	$1,060.70	$6.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.21
Class R3*
Actual	$1,000.00	$1,057.80	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.51	$5.55

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.83% for Class A, 1.63% for Class B, 1.48% for Class C, 0.73% for Class F, 0.63% for Class I, 1.23% for Class R2 and 1.10% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

*

The annualized expenses of each class have been restated (0.78% for Class A, 1.58% for Class B, 1.46% for Class C, 0.68% for Class F, 0.58% for Class I, 1.18% for Class R2 and 1.08% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)

Class A	$4.02	$3.94
Class B	$8.12	$7.97
Class C	$7.50	$7.36
Class F	$3.50	$3.44
Class I	$2.99	$2.93
Class R2	$6.08	$5.96
Class R3	$5.56	$5.45

6

Income Fund (concluded)

Portfolio Holdings Presented by Sector
May 31, 2012

Sector*	%**
Auto	1.85%
Basic Industry	2.35%
Consumer Cyclicals	4.77%
Consumer Discretionary	2.03%
Consumer Non-Cyclical	0.09%
Consumer Services	2.40%
Consumer Staples	3.24%
Energy	9.89%
Financial Services	30.77%
Foreign Government	0.94%
Health Care	1.92%

Sector*	%**
Integrated Oils	4.46%
Materials and Processing	7.90%
Municipal	0.61%
Producer Durables	2.00%
Technology	1.76%
Telecommunications	2.45%
Transportation	2.31%
U.S. Government	8.51%
Utilities	5.42%
Short-Term Investments	4.33%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

7

Inflation Focused Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A
Actual	$1,000.00	$1,026.60	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.26	$3.79
Class C
Actual	$1,000.00	$1,022.80	$7.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.32	$7.79
Class F
Actual	$1,000.00	$1,027.20	$3.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.26
Class I
Actual	$1,000.00	$1,027.80	$2.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.28	$2.76
Class R2
Actual	$1,000.00	$1,028.10	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.38	$2.63
Class R3
Actual	$1,000.00	$1,028.00	$2.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.33	$2.68

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.55% for Class C, 0.65% for Class F, 0.55% for Class I, 0.52% for Class R2 and 0.53% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2012

Sector*	%**
Auto	0.40%
Basic Industry	2.49%
Consumer Cyclicals	2.22%
Consumer Discretionary	2.54%
Consumer Non-Cyclical	0.03%
Consumer Services	0.71%
Consumer Staples	1.40%
Energy	5.27%
Financial Services	50.66%
Foreign Government	0.83%
Health Care	1.22%

Sector*	%**
Integrated Oils	1.58%
Materials and Processing	4.22%
Municipal	0.03%
Producer Durables	0.72%
Technology	1.87%
Telecommunications	2.33%
Transportation	0.92%
U.S. Government	12.11%
Utilities	1.71%
Short-Term Investments	6.74%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

8

Short Duration Income Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	12/1/11	5/31/12	12/1/11 - 5/31/12

Class A
Actual	$1,000.00	$1,030.60	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$2.93
Class B
Actual	$1,000.00	$1,028.80	$7.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.13	$6.96
Class C
Actual	$1,000.00	$1,029.30	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.72	$6.36
Class F
Actual	$1,000.00	$1,033.40	$2.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.65	$2.43
Class I
Actual	$1,000.00	$1,033.90	$1.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$1.92
Class R2
Actual	$1,000.00	$1,030.90	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.95
Class R3
Actual	$1,000.00	$1,031.50	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.75	$4.34

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.58% for Class A, 1.38% for Class B, 1.26% for Class C, 0.48% for Class F, 0.38% for Class I, 0.98% for Class R2 and 0.86% for Class R3) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
May 31, 2012

Sector*	%**
Auto	0.35%
Basic Industry	2.60%
Consumer Cyclicals	2.01%
Consumer Discretionary	2.39%
Consumer Non-Cyclical	0.08%
Consumer Services	0.60%
Consumer Staples	1.64%
Energy	5.35%
Financial Services	51.32%
Foreign Government	0.82%
Health Care	1.14%

Sector*	%**
Integrated Oils	1.78%
Materials and Processing	4.04%
Municipal	0.40%
Producer Durables	0.64%
Technology	1.96%
Telecommunications	2.18%
Transportation	0.86%
U.S. Government	12.18%
Utilities	2.59%
Short-Term Investment	5.07%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

9

Schedule of Investments (unaudited)
CONVERTIBLE FUND May 31, 2012

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 96.48%

COMMON STOCKS 4.86%

Biotechnology 0.31%
Medivation, Inc.*	2	$202,152
Theravance, Inc.*	47	972,430

Total		1,174,582

Communications Equipment 0.09%
Aruba Networks, Inc.*	25	328,500

Computers & Peripherals 0.70%
Apple, Inc.*	3	1,762,077
Fusion-io, Inc.*	45	933,336

Total		2,695,413

Conglomerates 0.19%
Walter Energy, Inc.	15	726,750

Containers & Packaging 0.31%
Rock-Tenn Co. Class A	23	1,196,888

Diversified Financial Services 0.34%
Capital One Financial Corp.	26	1,325,346

Health Services 0.24%
MEDNAX, Inc.*	15	915,150

Household Durables 0.05%
Stanley Black & Decker, Inc.	3	205,574

Internet Software & Services 0.83%
Facebook, Inc. Class A*	50	1,481,500
Monster Worldwide, Inc.*	201	1,726,880

Total		3,208,380

Machinery 0.31%
Actuant Corp. Class A	45	1,184,794

Oil & Gas Products 0.05%
SM Energy Co.	4	202,983

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2012

Investments	Shares (000)	Fair Value

Retail: Specialty 0.24%
Home Depot, Inc. (The)	19	$937,460

Semiconductors 0.95%
Microchip Technology, Inc.	118	3,663,462

Software - Applications & Systems 0.25%
Microsoft Corp.	33	948,675

Total Common Stocks (cost $21,645,473)		18,713,957

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 73.41%

Advertising 0.63%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	$2,250	2,410,313

Aerospace & Defense 1.27%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	5,000	4,887,500

Airlines 1.22%
Continental Airlines, Inc.	4.50%	1/15/2015	3,160	4,716,300

Auto Parts 0.58%
Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	1,500	1,327,500
TRW Automotive, Inc.	3.50%	12/1/2015	600	909,750

Total				2,237,250

Autos 1.34%
Ford Motor Co.	4.25%	11/15/2016	3,550	5,160,812

Beverages 0.82%
Molson Coors Brewing Co.	2.50%	7/30/2013	3,075	3,144,187

Biotechnology 4.96%
Amgen, Inc.	0.375%	2/1/2013	9,375	9,656,250
BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	1,275	2,357,156
Human Genome Sciences, Inc.	3.00%	11/15/2018	1,075	1,312,844
Incyte Corp.	4.75%	10/1/2015	1,850	4,638,875
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	850	1,139,000

Total				19,104,125

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Communications Equipment 0.37%
Alcatel-Lucent USA, Inc.	2.875%		6/15/2025	$850	$840,437
Ixia	3.00%		12/15/2015	605	600,463

Total					1,440,900

Computers & Peripherals 3.91%
NetApp, Inc.	1.75%		6/1/2013	5,500	6,105,000
SanDisk Corp.	1.00%		5/15/2013	6,600	6,534,000
SanDisk Corp.	1.50%		8/15/2017	2,420	2,420,000

Total					15,059,000

Consumer Services 0.48%
Hertz Global Holdings, Inc.	5.25%		6/1/2014	1,050	1,832,250

Containers & Packaging 1.30%
Owens-Brockway Glass Container, Inc.†	3.00%		6/1/2015	5,275	5,017,844

Diversified Financials 1.70%
Affiliated Managers Group, Inc.	3.95%		8/15/2038	5,100	5,546,250
DFC Global Corp.†	3.25%		4/15/2017	985	1,017,012

Total					6,563,262

Diversified Metals & Mining 1.48%
Alpha Appalachia Holdings, Inc.	3.25%		8/1/2015	3,845	3,258,637
Molycorp, Inc.†	3.25%		6/15/2016	2,960	2,423,500

Total					5,682,137

e-Commerce 1.39%
priceline.com, Inc.†	1.00%		3/15/2018	1,925	1,989,969
priceline.com, Inc.†	1.25%		3/15/2015	1,600	3,358,000

Total					5,347,969

Entertainment 1.39%
CenterPoint Energy, Inc.	3.375%	#	9/15/2029	133	4,697,531
Liberty Interactive LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%		3/15/2031	750	658,125

Total					5,355,656

Foods 1.42%
Archer Daniels Midland Co.	0.875%		2/15/2014	4,055	4,136,100
Smithfield Foods, Inc.	4.00%		6/30/2013	1,225	1,319,937

Total					5,456,037

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Equipment & Supply 2.90%
HeartWare International, Inc.	3.50%	12/15/2017	$2,320	$2,668,000
Hologic, Inc. (Zero Coupon after 12/15/16)~	2.00%	12/15/2037	2,645	2,704,512
Medtronic, Inc.	1.625%	4/15/2013	1,875	1,889,063
NuVasive, Inc.	2.75%	7/1/2017	4,400	3,888,500

Total				11,150,075

Health Services 1.34%
Health Management Associates, Inc.†	3.75%	5/1/2028	600	604,500
Medivation, Inc.	2.625%	4/1/2017	1,525	1,753,750
Omnicare, Inc.	3.25%	12/15/2035	975	936,000
Omnicare, Inc.	3.75%	12/15/2025	1,400	1,858,500

Total				5,152,750

Homebuilders 0.65%
Ryland Group, Inc. (The)	1.625%	5/15/2018	2,455	2,497,963

Insurance-Reinsurance 0.24%
Radian Group, Inc.	3.00%	11/15/2017	1,750	907,813

Internet Software & Services 3.32%
DealerTrack Holdings, Inc.†	1.50%	3/15/2017	2,950	3,005,313
Equinix, Inc.	3.00%	10/15/2014	3,000	4,683,750
Symantec Corp.	1.00%	6/15/2013	4,950	5,092,312

Total				12,781,375

Leisure Facilities 0.77%
MGM Resorts International	4.25%	4/15/2015	3,000	2,973,750

Leisure Products 0.29%
International Game Technology	3.25%	5/1/2014	1,050	1,131,375

Lodging 0.84%
Gaylord Entertainment Co.†	3.75%	10/1/2014	2,175	3,219,000

Machinery 3.44%
Altra Holdings, Inc.†	2.75%	3/1/2031	3,985	3,775,788
Chart Industries, Inc.	2.00%	8/1/2018	4,475	5,224,562
Danaher Corp.	Zero Coupon	1/22/2021	1,525	2,312,281
Terex Corp.	4.00%	6/1/2015	1,515	1,948,669

Total				13,261,300

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Miscellaneous: Energy 1.49%
Green Plains Renewable Energy, Inc.	5.75%	11/1/2015	$1,350	$1,257,187
SunPower Corp.	4.50%	3/15/2015	5,020	4,492,900

Total				5,750,087

Miscellaneous: Financial 1.49%
Alliance Data Systems Corp.	1.75%	8/1/2013	3,550	5,742,125

Miscellaneous: Healthcare 0.37%
Corsicanto Ltd. (Ireland)†(a)	3.50%	1/15/2032	920	1,428,300

Oil & Gas Products 0.36%
Stone Energy Corp.†	1.75%	3/1/2017	1,525	1,391,563

Oil Services 1.22%
Hornbeck Offshore Services, Inc.
(1.375% after 11/15/2013)~	1.625%	11/15/2026	1,890	1,903,041
Transocean, Inc.	1.50%	12/15/2037	2,800	2,796,500

Total				4,699,541

Oil: Integrated 1.74%
Chesapeake Energy Corp.	2.75%	11/15/2035	7,525	6,687,844

Pharmaceuticals 4.98%
Dendreon Corp.	2.875%	1/15/2016	2,459	1,748,964
Endo Health Solutions, Inc.	1.75%	4/15/2015	1,610	2,008,475
Gilead Sciences, Inc.	0.625%	5/1/2013	3,875	5,211,875
Gilead Sciences, Inc.	1.00%	5/1/2014	4,510	5,536,025
Medicis Pharmaceutical Corp.	1.375%	6/1/2017	1,550	1,571,312
Mylan, Inc.	3.75%	9/15/2015	1,775	3,106,250

Total				19,182,901

Precious Metals 1.23%
Kinross Gold Corp. (Canada)(a)	1.75%	3/15/2028	275	271,906
Newmont Mining Corp.	1.625%	7/15/2017	3,410	4,471,363

Total				4,743,269

Publishing & Printing 0.47%
Nielsen Holdings NV	6.25%	2/1/2013	3,300	1,792,313

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate 4.66%
Boston Properties LP	3.75%	5/15/2036	$4,260	$4,765,875
Digital Realty Trust LP†	5.50%	4/15/2029	1,175	2,043,766
Health Care REIT, Inc.	3.00%	12/1/2029	2,500	2,887,500
Host Hotels & Resorts LP†	2.50%	10/15/2029	5,150	6,592,000
ProLogis	3.25%	3/15/2015	1,500	1,642,500

Total				17,931,641

Retail: Food & Drug 0.70%
Nash Finch Co.
(Zero Coupon after 3/15/2013)~	1.631%	3/15/2035	5,750	2,709,687

Retail: Specialty 0.54%
Charming Shoppes, Inc.	1.125%	5/1/2014	2,100	2,100,000

Semiconductors 6.76%
Intel Corp.	3.25%	8/1/2039	7,800	10,276,500
Linear Technology Corp.	3.00%	5/1/2027	1,156	1,187,790
Micron Technology, Inc.†	1.50%	8/1/2031	6,925	5,990,125
ON Semiconductor Corp.	2.625%	12/15/2026	3,465	3,564,619
PMC - Sierra, Inc.	2.25%	10/15/2025	830	837,263
Xilinx, Inc.	2.625%	6/15/2017	3,350	4,174,937

Total				26,031,234

Software - Applications & Systems 5.56%
Electronic Arts, Inc.†	0.75%	7/15/2016	3,270	2,922,563
EMC Corp.	1.75%	12/1/2013	3,690	5,664,150
Nuance Communications, Inc.	2.75%	8/15/2027	1,220	1,535,675
Nuance Communications, Inc.†	2.75%	11/1/2031	3,100	3,243,375
Salesforce.com, Inc.	0.75%	1/15/2015	1,915	3,274,650
Take-Two Interactive Software, Inc.	4.375%	6/1/2014	600	765,000
TIBCO Software, Inc.†	2.25%	5/1/2032	3,000	2,853,750
VeriFone Systems, Inc.	1.375%	6/15/2012	1,151	1,155,316

Total				21,414,479

Steel 0.89%
Allegheny Technologies, Inc.	4.25%	6/1/2014	2,100	2,425,500
United States Steel Corp.	4.00%	5/15/2014	1,005	1,017,562

Total				3,443,062

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Textiles & Apparel 1.29%
Iconix Brand Group, Inc.†	2.50%	6/1/2016	$5,255	$4,959,406

Wireless Communications Services 1.61%
Leap Wireless International, Inc.	4.50%	7/15/2014	1,275	1,209,656
SBA Communications Corp.	1.875%	5/1/2013	1,400	1,783,250
SBA Communications Corp.	4.00%	10/1/2014	1,800	3,213,000

Total				6,205,906

Total Convertible Bonds (cost $284,208,757)				282,704,301

			Shares (000)

CONVERTIBLE PREFERRED STOCKS 18.09%

Autos 1.97%
General Motors Co.	4.75%		207	7,590,024

Banks: Diversified 2.00%
Fifth Third Bancorp	8.50%		29	3,947,372
Wells Fargo & Co.	7.50%		3	3,742,841

Total				7,690,213

Diversified Financials 4.04%
AMG Capital Trust I	5.10%		45	2,227,819
Bank of America Corp.	7.25%		10	8,873,000
Citigroup, Inc.	7.50%		53	4,456,240

Total				15,557,059

Foods 0.67%
Bunge Ltd.	4.875		28	2,557,600

Health Services 0.39%
HealthSouth Corp.	6.50%		1	1,515,513

Household Durables 0.60%
Stanley Black & Decker, Inc.	4.75%		20	2,304,324

Insurance: Life 1.44%
MetLife, Inc.	5.00%		94	5,549,236

Insurance: Multi-Line 0.32%
Hartford Financial Services Group, Inc. (The)	7.25%		64	1,231,978

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
CONVERTIBLE FUND May 31, 2012

Investments	Interest Rate		Shares (000)	Fair Value

Miscellaneous: Financial 0.15%
Vale Capital II (Brazil)(a)	6.75%		10	$560,790

Oil & Gas Products 1.80%
Apache Corp.	6.00%		107	5,100,515
Energy XXI Bermuda Ltd.	5.625%		5	1,615,228
SandRidge Energy, Inc.	8.50%		2	229,900

Total				6,945,643

Real Estate 0.59%
Alexandria Real Estate Equities, Inc.	7.00%		89	2,286,080

Utilities: Electric 4.12%
AES Trust III	6.75%		68	3,363,712
NextEra Energy, Inc.	7.00%		40	2,171,500
NextEra Energy, Inc.	8.375%		68	3,406,773
PPL Corp.	8.75%		100	5,240,000
PPL Corp.	9.50%		32	1,691,512

Total				15,873,497

Total Convertible Preferred Stocks (cost $75,134,021)				69,661,957

	Maturity Date	Principal Amount (000)

HIGH YIELD CORPORATE BOND 0.12%

Oil Services
Hornbeck Offshore Services, Inc.† (cost $475,000)	5.875%	4/1/2020	$475	467,875

	Exercise Price	Expiration Date	Shares (000)

WARRANT 0.00%

Miscellaneous: Energy
Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016	182	—	(b)

Total Long-Term Investments (cost $381,463,251)				371,548,090

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(concluded)
CONVERTIBLE FUND May 31, 2012

Investments	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENT 2.03%

Repurchase Agreement
Repurchase Agreement dated 5/31/2012, 0.01% due 6/1/2012 with Fixed Income Clearing Corp. collateralized by $7,960,000 of Federal National Mortgage Assoc. at Zero Coupon due 1/3/2013; value: $7,960,000; proceeds: $7,801,790 (cost $7,801,788)	$7,802	$7,801,788

Total Investments in Securities 98.51% (cost $389,265,039)		379,349,878

Other Assets in Excess of Liabilities 1.49%		5,734,427

Net Assets 100.00%		$385,084,305

*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)	Valued at zero as of May 31, 2012.

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 96.31%

CORPORATE BONDS 6.50%

Chemicals 0.38%
Hexion US Finance Corp.†	6.625%	4/15/2020	$4,000	$4,070,000
Hexion US Finance Corp./Hexion Nova Scotia
Finance ULC	8.875%	2/1/2018	3,000	3,000,000
INEOS Finance plc (United Kingdom)†(a)	8.375%	2/15/2019	1,750	1,802,500
Phibro Animal Health Corp.†	9.25%	7/1/2018	2,000	1,980,000

Total				10,852,500

Consumer Non-Durables 0.05%
Nortek, Inc.	8.50%	4/15/2021	1,500	1,462,500

Energy 0.99%
Chaparral Energy, Inc.	8.25%	9/1/2021	2,000	2,130,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	3,000	3,045,000
Global Geophysical Services, Inc.	10.50%	5/1/2017	2,000	1,960,000
James River Coal Co.	7.875%	4/1/2019	4,000	2,220,000
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	3,000	3,093,750
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	2,500	2,568,750
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	3,450	3,536,250
Oasis Petroleum, Inc.	7.25%	2/1/2019	2,000	2,070,000
SM Energy Co.	6.625%	2/15/2019	4,500	4,657,500
W&T Offshore, Inc.	8.50%	6/15/2019	3,000	3,120,000

Total				28,401,250

Financial 0.25%
Aircastle Ltd.†	6.75%	4/15/2017	5,000	4,975,000
International Lease Finance Corp.	8.75%	3/15/2017	2,000	2,230,000

Total				7,205,000

Food & Drug 0.05%
Post Holdings, Inc.†	7.375%	2/15/2022	1,315	1,341,300

Food/Tobacco 0.08%
Del Monte Corp.	7.625%	2/15/2019	2,250	2,193,750

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Forest Products 0.47%
AEP Industries, Inc.	8.25%	4/15/2019	$5,000	$5,150,000
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc. (Ireland)†(a)	9.125%	10/15/2020	1,500	1,552,500
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	3,000	2,992,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	8.50%	5/15/2018	4,000	3,770,000

Total				13,465,000

Gaming/Leisure 0.19%
Chester Downs & Marina LLC†	9.25%	2/1/2020	2,150	2,219,875
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	3,000	3,281,250

Total				5,501,125

Healthcare 0.39%
Grifols, Inc.	8.25%	2/1/2018	2,370	2,532,938
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	3,600	3,726,000
Select Medical Corp.	7.625%	2/1/2015	3,500	3,504,375
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	1,325	1,305,125

Total				11,068,438

Housing 0.06%
Beazer Homes USA, Inc.	6.875%	7/15/2015	2,000	1,855,000

Information Technology 0.57%
Avaya, Inc.†	7.00%	4/1/2019	3,000	2,700,000
Avaya, Inc. PIK	10.125%	11/1/2015	2,000	1,660,000
CDW LLC/CDW Finance Corp.†	8.50%	4/1/2019	2,000	2,065,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	2,000	2,115,000
MMI International Ltd. (Malaysia)†(a)	8.00%	3/1/2017	1,750	1,793,750
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	2,500	2,606,250
Viasystems Group, Inc.†	7.875%	5/1/2019	3,500	3,430,000

Total				16,370,000

Manufacturing 0.33%
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	2,500	2,693,750
Park-Ohio Industries, Inc.	8.125%	4/1/2021	2,500	2,587,500
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	4,000	4,270,000

Total				9,551,250

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Media/Telecommunications 1.29%
Cricket Communications, Inc.	7.75%		10/15/2020	$2,000	$1,837,500
Cumulus Media Holdings, Inc.	7.75%		5/1/2019	2,500	2,287,500
Digicel Group Ltd. (Jamaica)†(a)	8.25%		9/1/2017	4,000	4,060,000
Hughes Satellite Systems Corp.	6.50%		6/15/2019	3,000	3,060,000
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%		2/4/2017	3,000	2,955,000
Live Nation Entertainment, Inc.†	8.125%		5/15/2018	3,450	3,618,187
MetroPCS Wireless, Inc.	7.875%		9/1/2018	3,000	3,045,000
MU Finance plc (United Kingdom)†(a)	8.375%		2/1/2017	2,000	2,110,000
Ono Finance II plc (Ireland)†(a)	10.875%		7/15/2019	3,500	2,817,500
Sable International Finance Ltd.†	8.75%		2/1/2020	1,500	1,560,000
UPCB Finance V Ltd.†	7.25%		11/15/2021	3,250	3,298,750
Wind Acquisition Finance SA (Italy)†(a)	11.75%		7/15/2017	4,750	4,061,250
Windstream Corp.	7.00%		3/15/2019	2,500	2,462,500

Total					37,173,187

Metals/Minerals 0.31%
Mirabela Nickel Ltd. (Australia)†(a)	8.75%		4/15/2018	5,000	3,625,000
OGX Austria GmbH (Austria)†(a)	8.50%		6/1/2018	2,000	1,935,000
Quadra FNX Mining Ltd. (Canada)†(a)	7.75%		6/15/2019	3,250	3,477,500

Total					9,037,500

Retail 0.17%
Dave & Buster’s, Inc.	11.00%		6/1/2018	3,000	3,240,000
Toys “R” Us Property Co. II LLC	8.50%		12/1/2017	1,500	1,550,625

Total					4,790,625

Service 0.44%
Alliance Data Systems Corp.†	6.375%		4/1/2020	4,250	4,250,000
Great Lakes Dredge & Dock Corp.	7.375%		2/1/2019	2,000	2,030,000
Hertz Corp. (The)	6.75%		4/15/2019	3,500	3,596,250
Iron Mountain, Inc.	7.75%		10/1/2019	1,500	1,605,000
Travelport LLC PIK†	6.47%	#	12/1/2016	1,578	1,148,143

Total					12,629,393

Transportation 0.43%
BakerCorp International, Inc.†	8.25%		6/1/2019	900	904,500
Commercial Vehicle Group, Inc.	7.875%		4/15/2019	3,500	3,517,500
Florida East Coast Railway Corp.	8.125%		2/1/2017	1,500	1,545,000
Navistar International Corp.	8.25%		11/1/2021	2,430	2,563,650

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Transportation (continued)
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	$3,000	$3,045,000
Stanadyne Corp.	10.00%	8/15/2014	1,000	867,500

Total				12,443,150

Utility 0.05%
Inergy LP/Inergy Finance Corp.	6.875%	8/1/2021	1,466	1,473,330

Total Corporate Bonds (cost $191,456,701)				186,814,298

FLOATING RATE LOANS(b) 88.43%

Aerospace 3.62%
API Technologies Corp. Term Loan B	8.75%	6/27/2016	10,888	10,887,530
AWAS Finance Luxembourg S.A.R.L.
Term Loan B (Luxembourg)(a)	5.25%	6/10/2016	10,235	10,234,548
Delta Air Lines, Inc. New Term Loan B	5.50%	4/20/2017	18,159	18,147,613
DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	9,975	9,881,484
DynCorp International LLC Term Loan B	6.25%	7/7/2016	13,686	13,686,258
Grede LLC Term Loan B	7.00%	4/3/2017	11,000	10,835,000
SI Organization, Inc. (The) New Term Loan B	4.50%	11/22/2016	7,061	6,919,413
TASC, Inc. New Term Loan B	4.50%	12/18/2015	6,688	6,581,679
United Airlines, Inc. Term Loan B	2.25%	2/3/2014	17,361	16,862,255

Total				104,035,780

Chemicals 3.54%
Ashland, Inc. Term Loan B	3.75%	8/23/2018	3,000	2,988,939
General Chemical Corp. New Term Loan	5.00% - 5.75%	10/6/2015	7,607	7,559,283
Houghton International, Inc. New Term Loan B	6.75%	1/29/2016	5,417	5,447,643
INEOS U.S. Finance LLC 6 Year Term Loan	—	5/17/2018	20,000	19,660,000
Momentive Performance Materials USA, Inc. Tranche Term Loan B-1B	3.75%	5/5/2015	6,560	6,346,589
Momentive Specialty Chemicals, Inc. Extended Term Loan C-1B	4.00%	5/5/2015	4,389	4,257,349
Momentive Specialty Chemicals, Inc. Extended Term Loan C-2B	4.25%	5/5/2015	1,899	1,842,226
Momentive Specialty Chemicals, Inc. Extended Term Loan C-4B	4.00% - 4.25%	5/5/2015	1,404	1,340,357
Nexeo Solutions LLC Term Loan B	5.00% - 5.75%	9/8/2017	11,138	10,859,063
PetroLogistics LP Term Loan B	7.00%	3/23/2017	4,000	3,970,000

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals (continued)
Styron S.A.R.L. LLC New Term Loan B (Luxembourg)(a)	6.00% - 6.75%	8/2/2017	$20,954	$18,872,081
Taminco Global Chemical Corp. Term Loan B1	5.25%	2/15/2019	2,500	2,496,875
Univar, Inc. Term Loan B	5.00%	6/30/2017	16,451	16,046,496

Total				101,686,901

Consumer Non-Durables 1.34%
Freedom Group, Inc. Term Loan	5.50%	4/12/2019	7,000	6,995,625
Revlon Consumer Products Corp. New Term Loan B	4.75%	11/17/2017	11,414	11,385,216
Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	5/27/2018	4,000	3,925,000
Springs Windows Fashions LLC New Term Loan B	6.00%	5/31/2017	12,704	12,442,460
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	3,600	3,636,000

Total				38,384,301

Energy 1.45%
Chesapeake Energy Corp. Unsecured Term Loan	8.50%	12/1/2017	7,000	6,837,250
Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	5,000	5,050,000
EP Energy LLC Term Loan B	6.50%	4/24/2018	14,000	14,043,750
Frac Tech International LLC Term Loan B	6.25%	5/6/2016	12,940	11,608,617
Tervita Corp. Incremental Term Loan (Canada)(a)	6.50%	10/17/2014	3,990	4,016,601

Total				41,556,218

Financial 3.26%
Alliant Holdings I, Inc. Term Loan B	3.47%	8/21/2014	1,793	1,795,935
AmWINS Group, Inc. New 1st Lien Term Loan	5.75%	6/7/2019	2,000	1,988,750
CNO Financial Group, Inc. Term Loan B1	6.25%	9/30/2016	5,841	5,843,263
Delos Aircraft, Inc. Term Loan 2	4.75%	4/12/2016	8,000	7,980,000
Fortress Investment Group LLC Term Loan B	5.75%	10/7/2015	7,992	7,971,865
HUB International Ltd. Extended Term Loan	4.97%	6/13/2017	2,000	1,972,500
MIP Delaware LLC Term Loan	5.50%	7/12/2018	4,741	4,740,909
Nuveen Investments, Inc. Extended 1st Lien Term Loan	5.966% - 5.97%	5/13/2017	15,889	15,680,161

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial (continued)
Nuveen Investments, Inc. Extended Term Loan	5.966% - 5.97%	5/12/2017	$11,970	$11,865,369
Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	7,440	7,528,350
Ocwen Financial Corp. Term Loan B	7.00%	9/1/2016	6,715	6,740,081
Springleaf Financial Funding Co. Term Loan	5.50%	5/10/2017	16,000	14,756,672
USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	2,437	2,428,359
USI Holdings Corp. Term Loan B	2.74%	5/5/2014	2,426	2,392,778

Total				93,684,992

Food/Tobacco 3.98%
Burger King Corp. New Term Loan B	4.50%	10/19/2016	13,994	13,891,887
Dean Foods Co. Extended Term Loan A	2.99%	4/2/2014	2,808	2,802,866
Del Monte Foods Co. Term Loan	4.50%	3/8/2018	29,130	28,612,820
DineEquity, Inc. New Term Loan B	4.25%	10/19/2017	3,653	3,635,276
Dunkin’ Brands, Inc. New Term Loan B2	4.00%	11/23/2017	3,246	3,220,065
Landry’s, Inc. Term Loan B	6.50%	4/24/2018	7,000	6,986,875
NPC International, Inc. Term Loan B	5.25%	12/28/2018	4,000	4,000,000
OSI Restaurant Partners LLC Revolver	2.544% - 2.724%	6/14/2013	140	137,176
OSI Restaurant Partners LLC Term Loan B	2.563%	6/14/2014	405	397,187
Pinnacle Foods Finance LLC Term Loan E	4.75%	10/17/2018	4,000	3,988,752
Rite Aid Corp. Term Loan B	1.99%	6/4/2014	8,860	8,711,183
Rite Aid Corp. Tranche 5	4.50%	3/2/2018	9,719	9,648,698
U.S. Foodservice, Inc. New Term Loan B	5.75%	3/31/2017	8,917	8,895,096
U.S. Foodservice, Inc. Term Loan B	2.74%	7/3/2014	5,976	5,799,989
Wendy’s International, Inc. Term Loan B	4.75%	5/15/2019	4,449	4,407,667
Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan	5.50% - 5.75%	2/11/2016	3,234	3,248,259
Wm. Bolthouse Farms, Inc. New 2nd Lien Term Loan	9.50%	8/11/2016	6,000	6,022,500

Total				114,406,296

Forest Products 1.30%
Reynolds Group Holdings, Inc. Tranche B Term Loan	6.50%	2/9/2018	20,566	20,660,008
Reynolds Group Holdings, Inc. Tranche C Term Loan	6.50%	8/9/2018	16,733	16,809,701

Total				37,469,709

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Forest Products/Containers 0.23%
Anchor Glass Container Corp. 1st Lien Term Loan	6.00%	3/2/2016	$4,765	$4,749,738
Anchor Glass Container Corp. 2nd Lien Term Loan	10.00%	9/2/2016	2,000	1,997,500

Total				6,747,238

Gaming/Leisure 3.04%
24 Hour Fitness Worldwide, Inc. New Term Loan	7.50%	4/22/2016	7,218	7,163,807
Boyd Gaming Corp. Incremental Term Loan	6.00%	12/17/2015	5,925	5,975,783
Caesar’s Entertainment Operating Co., Inc. Extended Term Loan B6	6.489%	1/28/2018	23,446	20,779,296
Caesar’s Entertainment Operating Co., Inc. Incremental Term Loan B4	9.50%	10/31/2016	3,910	3,975,168
Caesar’s Entertainment Operating Co., Inc. Term Loan B1	3.239%	1/28/2015	3,000	2,756,250
CCM Merger, Inc. New Term Loan B	6.00%	3/1/2017	8,515	8,472,304
Harrah’s Prop Co. Senior Note	3.24%	2/13/2013	5,000	3,821,430
Las Vegas Sands LLC Delayed Draw Term Loan	1.85%	5/23/2014	185	183,013
Las Vegas Sands LLC Extended Delayed Draw Term Loan	2.85%	11/23/2016	1,668	1,624,391
Las Vegas Sands LLC Extended Term Loan B	2.85%	11/23/2016	8,003	7,815,531
Las Vegas Sands LLC Term Loan B	1.85%	5/23/2014	2,719	2,683,954
MGM Mirage Extended Class C Term Loan	5.00%	2/23/2015	13,000	13,032,500
Town Sports International, Inc. New Term Loan	7.00%	5/11/2018	9,050	9,140,264

Total				87,423,691

Healthcare 10.89%
Alliance Healthcare Services, Inc. Term Loan B	7.25%	6/1/2016	6,410	6,025,727
Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	21,231	20,620,852
Aveta, Inc. MMM Loan Facility	8.50%	4/4/2017	2,000	2,002,500
Aveta, Inc. NAMM Loan Facility	8.50%	4/4/2017	2,000	2,002,500
Bausch & Lomb, Inc. Term Loan B	5.25%	5/10/2019	6,500	6,413,673
Biomet, Inc. Term Loan B	3.239% - 3.474%	3/25/2015	10,147	9,939,985
CareStream Health, Inc. Term Loan B	5.00%	2/25/2017	6,923	6,689,670
Community Health Systems, Inc. Extended Term Loan	3.967% - 3.97%	1/25/2017	7,685	7,529,613
Community Health Systems, Inc. Non Extended Term Loan	2.489% - 2.717%	7/25/2014	16,476	16,196,861

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Healthcare (continued)
ConvaTec, Inc. Term Loan	5.75%	12/22/2016	$9,196	$9,167,292
DaVita, Inc. New Term Loan B	4.50%	10/20/2016	3,085	3,082,266
Drumm Investors LLC Term Loan	5.00%	5/4/2018	28,018	26,126,546
Emergency Medical Services Corp. Term Loan	5.25% - 6.00%	5/25/2018	9,288	9,176,951
Grifols, Inc. New Term Loan B	4.50%	6/1/2017	14,992	14,837,729
HCA, Inc. Extended Term Loan B2	3.72%	3/31/2017	5,057	4,923,738
HCA, Inc. Extended Term Loan B3	3.489%	5/1/2018	49,764	48,364,087
Iasis Healthcare LLC Term Loan	5.00%	5/3/2018	9,341	9,200,431
IMS Health, Inc. New Term Loan B	4.50%	8/25/2017	4,801	4,785,728
Kindred Healthcare, Inc. Term Loan	5.25%	6/1/2018	11,826	11,323,119
MultiPlan, Inc. New Term Loan B	4.75%	8/26/2017	13,052	12,807,517
National Mentor Holdings, Inc. New Term Loan B	7.00%	2/9/2017	8,415	8,360,302
Pharmaceutical Product Development, Inc. Term Loan B	6.25%	12/5/2018	4,988	5,003,086
RadNet Management, Inc. Term Loan	5.75% - 6.00%	4/6/2016	4,129	4,088,171
RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	5,000	4,962,500
RPI Finance Trust Term Loan Tranche 1	3.75%	11/9/2016	1,500	1,501,407
Select Medical Corp. New Term Loan B	5.50% - 6.00%	6/1/2018	17,865	17,329,050
Surgical Care Affiliates, Inc. Class B Term Loan	4.47%	12/29/2017	4,443	4,376,376
Surgical Care Affiliates, Inc. Incremental Term Loan B	5.50%	6/29/2018	8,933	8,709,187
Vanguard Health Holding Co. II LLC Term Loan B	5.00%	1/29/2016	8,705	8,699,734
VWR Funding, Inc. Term Loan	2.739%	6/30/2014	7,506	7,402,895
Wolverine Healthcare Term Loan B	6.75%	5/14/2017	11,500	11,399,375

Total				313,048,868

Housing 2.61%
Atrium Cos., Inc. Exit Term Loan B	11.00%	4/29/2016	10,810	10,215,382
Capital Automotive LP New Term Loan B	5.25%	3/10/2017	16,907	16,695,222
Cemex Espana SA Term Loan B1 (United Kingdom)(a)	5.00%	2/14/2014	3,000	2,778,750
Custom Building Products, Inc. Term Loan B	5.75%	3/19/2015	7,261	7,192,945
Goodman Global, Inc. 1st Lien Term Loan	5.75%	10/28/2016	10,971	10,990,602
Goodman Global, Inc. 2nd Lien Term Loan	9.00%	10/30/2017	1,273	1,293,409
Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	9,059	9,060,384

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Housing (continued)
Realogy Corp. Extended Letter of Credit	4.49%	10/10/2016	$1,018	$934,518
Realogy Corp. Extended Term Loan	4.489%	10/10/2016	12,980	11,913,019
Realogy Corp. Letter of Credit	3.241%	10/10/2013	1,098	1,051,622
Roofing Supply Group LLC Term Loan	6.50%	5/24/2019	3,000	3,001,875

Total				75,127,728

Information Technology 7.37%
Aeroflex, Inc. Term Loan B	5.75%	5/9/2018	6,337	6,173,699
Aspect Software, Inc. New Term Loan B	6.25%	5/6/2016	5,142	5,107,322
Attachmate Corp. New 1st Lien Term Loan	7.25%	11/22/2017	3,500	3,448,596
Avaya, Inc. Non Extended Term Loan B1	3.217%	10/24/2014	35,969	34,170,362
AVG Technologies NV Term Loan (Netherlands)(a)	7.50% - 8.25%	3/15/2016	4,203	4,160,970
Blackboard, Inc. 2nd Lien Term Loan	11.50%	4/4/2019	5,000	4,587,500
BNY ConvergEx Group LLC Eze 2nd Lien Term Loan	8.75%	12/18/2017	532	517,077
BNY ConvergEx Group LLC Eze Term Loan	5.25%	12/19/2016	4,078	3,904,273
BNY ConvergEx Group LLC Top Borrower 2nd Lien	8.75%	12/18/2017	1,268	1,232,298
BNY ConvergEx Group LLC Top Borrower Term Loan	5.25%	12/19/2016	9,260	8,866,094
CDW LLC Term Loan	3.739%	10/10/2014	3,953	3,899,974
Eagle Parent, Inc. New Term Loan	5.00%	5/16/2018	14,865	14,590,072
Freescale Semiconductor, Inc. Extended Term Loan B	4.489%	12/1/2016	30,322	28,570,673
Genesys Telecom Holdings, U.S., Inc. Term Loan B	6.75%	1/31/2019	5,500	5,513,750
ILC Industries LLC Term Loan B	7.25%	12/23/2016	4,041	4,051,030
Lawson Software, Inc. Term Loan B	6.25%	4/5/2018	10,000	10,010,940
NDS Finance Ltd. New Term Loan B	3.75%	3/12/2018	12,338	12,306,750
Scitor Corp. Term Loan B	5.00%	2/15/2017	8,846	8,701,828
Serena Software, Inc. Extended Term Loan	4.475%	3/10/2016	11,579	11,347,832
Shield Finance Co. S.A.R.L. New Term Loan B (Luxembourg)(a)	6.50%	5/3/2019	2,000	1,988,750
Sophia LP Term Loan B	6.25%	7/19/2018	5,000	5,028,125
Sorenson Communications, Inc. Tranche C Term Loan	6.00%	8/16/2013	10,377	9,952,398
SunGard Data Systems, Inc. Incremental Term Loan	3.739%	2/28/2014	4,079	4,070,701

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Information Technology (continued)
SunGard Data Systems, Inc. Term Loan B	3.864% - 4.091%	2/26/2016	$8,106	$8,058,997
SunGard Data Systems, Inc. Term Loan C	3.989%	2/28/2017	10,246	10,162,678
Verint Systems, Inc. Term Loan	4.50%	10/27/2017	1,455	1,446,513

Total				211,869,202

Manufacturing 3.00%
Brand Energy & Infrastructure Services, Inc. Term Loan B2	3.75% - 3.625%	2/7/2014	3,700	3,515,451
CommScope, Inc. New Term Loan	4.25%	1/12/2018	17,609	17,528,283
Edwards (Cayman Islands II) Ltd. Extended 1st Lien Term Loan	5.50%	5/31/2016	909	901,642
Edwards (Cayman Islands II) Ltd. Term Loan B	5.50%	5/31/2016	5,178	5,137,194
Generac Power Systems, Inc. New Term Loan B	6.25%	6/9/2018	3,000	2,977,500
Husky Injection Molding Systems Ltd. Senior Debt B (Canada)(a)	6.50%	6/29/2018	12,429	12,413,713
Manitowoc Co., Inc. (The) New Term Loan B	4.25%	11/13/2017	3,312	3,319,942
Potters Holdings II LP 1st Lien Term Loan	6.00%	5/5/2017	2,729	2,735,060
Rexnord Corp. Term Loan B	5.00%	4/2/2018	6,983	6,975,957
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018	5,500	5,486,250
Road Infrastructure Investment LLC Term Loan B	6.25%	3/30/2018	4,000	3,960,000
Tomkins LLC New Term Loan B	4.25%	9/29/2016	4,082	4,073,617
Veyance Technologies, Inc. Delayed Draw Term Loan	2.74%	7/31/2014	2,315	2,248,972
Veyance Technologies, Inc. Incremental Term Loan B	5.50%	7/31/2014	3,000	2,914,500
Veyance Technologies, Inc. Initial Term Loan	2.74%	7/31/2014	12,281	11,931,278

Total				86,119,359

Media/Telecommunications 15.87%
Affinion Group, Inc. Term Loan B	5.00%	10/10/2016	23,552	22,041,147
Alaska Communications Systems Holdings, Inc. Term Loan B	5.50%	10/21/2016	15,800	13,976,411
Alpha D2 Ltd. New Term Loan B (United Kingdom)(a)	5.75%	4/28/2017	6,705	6,697,819
Alpha D2 Ltd. Term Loan B (United Kingdom)(a)	—	6/8/2018	9,000	8,990,361

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media/Telecommunications (continued)
AMC Entertainment, Inc. Term Loan B3	4.25%	2/22/2018	$2,993	$2,985,019
AMC Networks, Inc. Term Loan B	4.00%	12/31/2018	7,000	6,962,081
Atlantic Broadband Finance LLC 1st Lien Term Loan	5.25%	4/4/2019	9,000	8,984,250
Atlantic Broadband Finance LLC 2nd Lien Term Loan	9.75%	10/4/2019	14,500	14,373,125
BBHI Acquisition LLC Term Loan B	4.50%	12/14/2017	6,808	6,722,978
CCO Holdings LLC 3rd Lien Term Loan	2.739%	9/5/2014	16,147	15,937,708
Cengage Learning Acquisitions, Inc. Non Extended Term Loan	2.49%	7/3/2014	7,464	6,800,024
Cengage Learning Acquisitions, Inc. Tranche 1 Incremental	7.50%	7/3/2014	6,844	6,604,571
Cequel Communications LLC Term Loan B	4.00%	2/14/2019	9,200	8,993,037
Charter Communications Operating LLC Extended Term Loan C	3.72%	9/6/2016	11,435	11,310,601
Charter Communications Operating LLC Term Loan D	4.00%	5/15/2019	3,500	3,459,750
Clear Channel Communications, Inc. Delayed Draw Term Loan 2	3.889%	1/29/2016	3,795	2,922,481
Clear Channel Communications, Inc. Term Loan A	3.639%	7/29/2014	20,032	18,036,159
Clear Channel Communications, Inc. Term Loan B	3.889%	1/28/2016	32,261	25,267,385
Crown Castle International Corp. Term Loan B	4.00%	1/31/2019	4,000	3,955,500
Cumulus Media Holdings, Inc. 2nd Lien Term Loan	7.50%	9/16/2019	5,500	5,517,188
DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	9,420	9,395,966
EMI Music Publishing Ltd. Term Loan B	5.50%	11/17/2017	6,000	5,977,500
Entercom Radio LLC Term Loan B	6.25%	11/23/2018	4,290	4,300,725
FoxCo Acquisition Sub LLC Term Loan B	4.75%	7/14/2015	10,715	10,719,968
Global Tel*Link Corp. New Term Loan B	6.00%	12/14/2017	6,835	6,817,559
Gray Television, Inc. Term Loan B	3.74%	12/31/2014	8,558	8,512,055
IMG Worldwide, Inc. New Term Loan B	5.50%	6/16/2016	15,956	15,936,456
Integra Telecom, Inc. New Term Loan B	9.25%	4/15/2015	6,902	6,716,872
Intelsat Jackson Holdings SA Tranche B Term Loan (Luxembourg)(a)	5.25%	4/2/2018	29,128	28,951,817
Knology, Inc. New Term Loan B	4.00%	8/18/2017	7,022	7,014,239
Level 3 Financing, Inc. Term Loan B2	5.75%	9/3/2018	5,000	4,979,690

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media/Telecommunications (continued)
Level 3 Financing, Inc. Term Loan B3	5.75%	8/31/2018	$6,000	$5,975,628
Level 3 Financing, Inc. Tranche A Term Loan	2.489% - 2.719%	3/13/2014	12,000	11,752,500
Mediacom Broadband LLC Tranche F Term Loan	4.50%	10/23/2017	12,586	12,530,811
Mediacom LLC Tranche E Term Loan	4.50%	10/23/2017	14,148	14,117,058
MetroPCS Wireless, Inc. New Term Loan B3	4.00%	3/16/2018	17,513	17,175,814
NextMedia Operating, Inc. Term Loan	8.25%	5/27/2016	2,005	1,960,302
Nielsen Finance LLC Class C Term Loan	3.489%	5/2/2016	5,117	5,057,670
Syniverse Technologies, Inc. New Term Loan	5.00%	4/23/2019	8,310	8,276,245
TowerCo Finance LLC New Term Loan B	4.50%	2/2/2017	4,158	4,163,198
Tribune Co. Term Loan B(c)(d)	—	6/4/2014	27,000	17,586,828
U.S. TelePacific Corp. New Term Loan B	5.75%	2/23/2017	5,951	5,623,355
Univision Communications, Inc. Extended Term Loan	4.489%	3/31/2017	26,129	24,033,738
Univision Communications, Inc. Initial Term Loan	2.239%	9/29/2014	7,529	7,332,515
WideOpenWest Finance LLC 1st Lien Term Loan	2.74% - 4.75%	6/27/2014	3,156	3,132,322
WideOpenWest Finance LLC New Add-on Term Loan	6.739%	6/27/2014	7,613	7,594,182

Total				456,172,608

Metals/Minerals 1.94%
American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	11,880	11,335,504
Fairmount Minerals Ltd. New Term Loan B	5.25%	3/15/2017	11,180	11,040,250
Global Brass & Copper, Inc. Term Loan	10.50%	8/18/2015	3,807	3,939,945
JMC Steel Group, Inc. Term Loan	4.75%	4/3/2017	8,015	8,015,103
Noranda Aluminum Acquisition Corp. New Term Loan B	5.75%	2/24/2019	5,950	5,968,594
Novelis, Inc. Incremental Term Loan B2 (Canada)(a)	4.00%	3/10/2017	1,493	1,471,512
Novelis, Inc. Term Loan (Canada)(a)	4.00%	3/10/2017	5,307	5,232,341
Preferred Sands Holding Co. LLC Term Loan B	7.50%	12/15/2016	8,878	8,678,001

Total				55,681,250

Retail 4.85%
Bass Pro Group LLC Term Loan	5.25%	6/13/2017	4,000	4,001,876
BJ’s Wholesale Club, Inc. 1st Lien Term Loan	5.25%	9/28/2018	5,970	5,999,850

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail (continued)
Burlington Coat Factory Warehouse Corp. Term Loan B1	5.50%	2/28/2017	$12,870	$12,859,279
Container Store, Inc. New Term Loan B	6.25%	4/5/2019	7,000	7,008,750
Gymboree Corp. (The) Initial Term Loan	5.00%	2/23/2018	7,244	6,751,095
J Crew Group, Inc. New Term Loan B	4.75%	3/7/2018	12,793	12,516,874
Jo-Ann Stores, Inc. Term Loan	4.75%	3/16/2018	19,327	19,278,517
Leslie’s Poolmart, Inc. Term Loan B	4.50%	11/21/2016	6,093	6,062,225
Lord & Taylor Holdings LLC Term Loan B	5.75%	1/11/2019	5,985	6,027,392
Michaels Stores, Inc. Term Loan B2	5.00%	7/29/2016	12,929	12,921,302
Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.75%	5/16/2018	13,000	12,820,236
PETCO Animal Supplies, Inc. New Term Loan	4.50%	11/24/2017	14,660	14,513,400
Toys “R” Us-Delaware, Inc. Incremental Term Loan B2	5.25%	5/25/2018	4,950	4,773,656
Toys “R” Us-Delaware, Inc. New Term Loan	6.00%	9/1/2016	14,010	13,891,925

Total				139,426,377

Service 12.79%
Acosta, Inc. Term Loan	4.75%	3/1/2018	20,823	20,562,450
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	9.25%	6/18/2018	9,754	9,766,241
Advantage Sales & Marketing, Inc. Term Loan B	5.25%	12/18/2017	14,483	14,383,436
Altegrity, Inc. Term Loan	2.99%	2/21/2015	2,365	2,254,155
Altegrity, Inc. Tranche D Term Loan	7.75%	2/20/2015	6,162	6,177,271
Asurion LLC New 1st Lien Term Loan	5.50%	5/24/2018	23,585	23,290,341
Asurion LLC New 2nd Lien Term Loan	9.00%	5/24/2019	9,000	9,080,361
Avis Budget Car Rental LLC Incremental Term Loan	6.25%	9/21/2018	2,551	2,560,996
Avis Budget Car Rental LLC Term Loan C	4.25%	3/13/2019	6,000	5,992,500
Brickman Group Holdings, Inc. New Term Loan B	5.50%	10/14/2016	9,012	9,023,331
Brock Holdings III, Inc. New 2nd Lien Term Loan	10.00%	3/16/2018	11,500	11,097,500
Brock Holdings III, Inc. New Term Loan B	6.00% - 6.75%	3/16/2017	4,225	4,219,259
Ceridian Corp. Term Loan	3.239%	11/10/2014	9,745	9,272,193
EnergySolutions LLC Term Loan	6.25%	8/12/2016	9,317	9,322,430
First Data Corp. Extended Term Loan B	4.239%	3/23/2018	5,000	4,555,730
First Data Corp. New Extended Term Loan B	5.239%	3/24/2017	33,987	32,287,894

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Service (continued)
Hertz Corp. (The) New Synthetic Letter of Credit	3.75%	3/9/2018	$3,500	$3,377,500
Hertz Corp. (The) Term Loan B	3.75%	3/9/2018	4,853	4,787,662
InfoGroup, Inc. New Term Loan	5.75%	5/25/2018	11,935	10,383,607
Interactive Data Corp. New Term Loan B	4.50%	2/12/2018	9,360	9,254,468
KAR Auction Services, Inc. Term Loan B	5.00%	5/19/2017	7,429	7,435,718
Language Line LLC New Term Loan B	6.25%	6/20/2016	15,024	14,948,744
Lonestar Intermediate Super Holdings LLC Term Loan B	11.00%	9/2/2019	2,400	2,446,999
Monitronics International, Inc. Term Loan B	5.50%	3/16/2018	6,000	5,947,500
ON Assignment, Inc. Term Loan B	5.00%	5/1/2019	7,000	6,938,750
Orbitz Worldwide, Inc. Term Loan	3.239%	7/25/2014	6,840	6,658,065
Property Data (U.S.) I, Inc. Term Loan	7.00%	1/4/2017	7,730	7,227,884
Protection One Alarm Monitoring, Inc. Term Loan	5.75%	3/16/2019	11,000	11,000,000
Sabre Holdings Corp. Extended Term Loan	5.989%	9/29/2017	9,974	9,460,105
Sabre Holdings Corp. New Extended Term Loan	5.989%	12/29/2017	10,664	10,130,921
SeaWorld Parks & Entertainment, Inc. Term Loan A	2.989%	2/17/2016	4,713	4,689,672
Securus Technologies Holdings, Inc. New 2nd Lien Term Loan	10.00%	6/1/2018	4,000	3,976,668
Securus Technologies Holdings, Inc. New Term Loan	5.25%	5/31/2017	3,474	3,460,723
Sedgwick CMS Holdings, Inc. New Term Loan	5.00%	12/30/2016	15,764	15,625,884
ServiceMaster Co. Delayed Draw Term Loan	2.74%	7/24/2014	1,586	1,549,481
ServiceMaster Co. Term Loan	2.75% - 2.99%	7/24/2014	15,925	15,559,958
Ship US Bidco, Inc. New Term Loan B2A	5.25%	11/30/2017	8,200	8,202,050
SRA International, Inc. Term Loan B	6.50%	7/20/2018	10,054	9,853,200
Trans Union LLC New Term Loan B	5.50%	2/12/2018	1,933	1,945,970
Travelport LLC Extended Delayed Draw Term Loan	4.968%	8/21/2015	3,627	3,275,977
Travelport LLC Extended Tranche A Term Loan	6.466%	9/28/2012	726	308,648
Travelport LLC Extended Tranche B Term Loan	13.966%	12/1/2016	2,298	333,214
Web.com Group, Inc. Term Loan B	7.00%	10/27/2017	5,918	5,893,309
Weight Watchers International, Inc. Term Loan F	4.00%	3/12/2019	9,000	8,913,717

Total				367,432,482

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Transportation 4.44%
Allison Transmission, Inc. Term Loan B	2.74%		8/7/2014	$14,208	$14,040,344
August LuxUK Holding Co. S.A.R.L. Luxco Term Loan (Luxembourg)(a)	6.25%		4/27/2018	565	566,626
August U.S. Holding Co., Inc. Term Loan B	6.25%		4/27/2018	435	435,874
Autoparts Holdings Ltd. 1st Lien Term Loan	6.50%		7/28/2017	7,975	7,745,719
Autoparts Holdings Ltd. 2nd Lien Term Loan	10.50%		1/29/2018	7,135	6,564,261
BakerCorp International, Inc. Term Loan B	4.75%		6/1/2018	4,466	4,436,474
Chrysler Group LLC Term Loan B	6.00%		5/24/2017	12,301	12,293,562
Federal-Mogul Corp. Term Loan B	2.178%		12/29/2014	9,174	8,712,900
Federal-Mogul Corp. Term Loan C	2.178%		12/28/2015	8,644	8,209,300
FleetPride Corp. New Term Loan	6.75%		12/6/2017	5,000	5,050,000
Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan	4.75%		4/30/2019	10,500	10,230,937
HHI Holdings LLC New Term Loan B	7.00% - 7.75%		3/21/2017	10,895	10,908,563
Ozburn-Hessey Holding Co. LLC Term Loan B	8.25%		4/8/2016	12,483	11,172,312
Remy International, Inc. Term Loan B	6.25%		12/16/2016	6,941	6,950,159
Schaeffler AG Term Loan C2 (Germany)(a)	6.00%		1/27/2017	3,000	2,997,189
TI Automotive Ltd. New Term Loan	6.75%		3/14/2018	8,500	8,383,125
UCI International, Inc. New Term Loan B	5.50%		7/26/2017	3,930	3,949,764
Wabash National Corp. Term Loan B	6.00%		5/2/2019	5,000	4,971,875

Total					127,618,984

Utility 2.91%
Calpine Corp. New Term Loan	4.50%		4/2/2018	17,780	17,533,554
Dynegy Midwest Generation LLC CoalCo Term Loan(c)	9.25%		8/4/2016	8,582	8,732,058
Dynegy Power LLC GasCo Term Loan(c)	9.25%		8/4/2016	6,841	7,074,348
GenOn Energy, Inc. Term Loan B	6.00%		12/1/2017	7,535	7,456,130
Star West Generation LLC Term Loan B	6.00%		5/17/2018	6,000	5,880,000
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.739%		10/10/2017	63,281	37,042,843

Total					83,718,933

Total Floating Rate Loans (cost $2,587,678,608)					2,541,610,917

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.38%
Commercial Mortgage Pass-Through Certificates 2007-FL14 C†	0.539%	#	6/15/2022	1,774	1,602,581
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	4,000	3,881,078

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(concluded)
FLOATING RATE FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GE Capital Commercial Mortgage Corp. 2007-C1 AM	5.606%		12/10/2049	$5,000	$4,375,120
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 AMS	5.337%		5/15/2047	5,680	5,498,285
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AJ	5.502%		6/12/2047	2,500	1,710,155
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB20 AM	6.088%	#	2/12/2051	3,500	3,659,222
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.009%	#	6/15/2049	7,000	6,110,790
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%	#	3/18/2051	5,000	4,888,215
LB-UBS Commercial Mortgage Trust 2007-C1 AJ	5.484%		2/15/2040	5,000	3,869,313
Merrill Lynch Mortgage Trust 2005-CKI1 B	5.39%	#	11/12/2037	4,500	3,984,473

Total Non-Agency Commercial Mortgage-Backed Securities (cost $38,656,829)					39,579,232

Total Long-Term Investments (cost $2,817,792,138)					2,768,004,447

SHORT-TERM INVESTMENT 1.71%

Repurchase Agreement
Repurchase Agreement dated 5/31/2012, 0.01% due 6/1/2012 with Fixed Income Clearing Corp. collateralized by $48,005,000 of U.S. Treasury Note at 2.125% due 11/30/2014; value: $50,105,219; proceeds: $49,118,014 (cost $49,118,000)				49,118	49,118,000

Total Investments in Securities 98.02% (cost $2,866,910,138)					2,817,122,447

Other Assets in Excess of Liabilities 1.98%					56,847,185

Net Assets 100.00%					$2,873,969,632

PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2012.

(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Defaulted security.

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)
HIGH YIELD FUND May 31, 2012

Investments			Shares (000)	Fair Value

LONG-TERM INVESTMENTS 96.07%

COMMON STOCKS 1.32%

Agency/Government Related 0.00%
Fannie Mae*			55	$14,836

Auto Parts & Equipment 0.43%
Allison Transmission Holdings, Inc.			68	1,252,266
Cooper-Standard Holdings, Inc.*			113	4,065,840
Harley-Davidson, Inc.			75	3,613,500

Total				8,931,606

Banking 0.11%
Huntington Bancshares, Inc.			350	2,289,000

Energy: Exploration & Production 0.15%
Kodiak Oil & Gas Corp.*			375	3,041,250

Metals/Mining (Excluding Steel) 0.07%
Walter Energy, Inc.			30	1,453,500

Restaurants 0.18%
Dunkin’ Brands Group, Inc.			111	3,610,664

Software/Services 0.38%
Facebook, Inc. Class A*			154	4,557,835
VMware, Inc. Class A*			35	3,255,350

Total				7,813,185

Total Common Stocks (cost $29,795,069)				27,154,041

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 0.77%

Media: Services 0.20%
Nielsen Holdings NV	6.25%	2/1/2013	$7,500	4,073,438

Software/Services 0.33%
Salesforce.com, Inc.	0.75%	1/15/2015	1,725	2,949,750
TIBCO Software, Inc.†	2.25%	5/1/2032	4,050	3,852,562

Total				6,802,312

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Steel Producers/Products 0.24%
Allegheny Technologies, Inc.	4.25%	6/1/2014	$4,375	$5,053,125

Total Convertible Bonds (cost $16,219,396)				15,928,875

			Shares (000)

CONVERTIBLE PREFERRED STOCK 0.03%

Auto Parts & Equipment
Cooper-Standard Holdings, Inc. PIK* (cost $332,700)	7.00%		3	524,003

		Maturity Date	Principal Amount (000)

FLOATING RATE LOANS(a) 4.71%

Aerospace/Defense 0.14%
ILC Industries LLC Term Loan B	7.25%	12/23/2016	$2,928	2,935,028

Auto Parts & Equipment 0.18%
Autoparts Holdings Ltd. 2nd Lien Term Loan	10.50%	1/29/2018	3,913	3,599,500

Building & Construction 0.27%
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018	5,500	5,486,250

Building Materials 0.29%
Cemex Espana S.A. Term Loan B1 (United Kingdom)(b)	5.00%	2/14/2014	6,500	6,020,625

Chemicals 0.20%
Potters Holdings II L.P. 2nd Lien Term Loan	10.25%	11/2/2017	4,000	4,008,332

Electric: Integrated 0.20%
Star West Generation LLC Term Loan B	6.00%	5/17/2018	4,200	4,116,000

Energy: Exploration & Production 0.50%
Chesapeake Energy Corp. Unsecured Term Loan	8.50%	12/1/2017	7,000	6,837,250
Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	3,400	3,434,000

Total				10,271,250

Health Services 0.09%
Wolverine Healthcare Term Loan B	6.75%	5/14/2017	1,900	1,883,375

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Investments & Miscellaneous Financial Services 0.18%
Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	$3,680	$3,723,700

Media: Broadcast 0.13%
Clear Channel Communication Term Loan A	3.639%	7/29/2014	2,915	2,624,573

Media: Cable 0.55%
Atlantic Broadband Finance LLC 2nd Lien Term Loan	9.75%	10/4/2019	11,400	11,300,250

Metals/Mining (Excluding Steel) 0.21%
Preferred Sands Holding Co. LLC Term Loan B	7.50%	12/15/2016	4,489	4,387,753

Printing & Publishing 0.22%
Tribune Co. Term Loan B(c)	Zero Coupon	6/4/2014	7,000	4,559,548

Software/Services 0.68%
AVG Technologies NV Term Loan (Netherlands)(b)	7.50% - 8.25%	3/15/2016	4,950	4,900,500
Blackboard, Inc. 2nd Lien Term Loan	11.50%	4/4/2019	4,450	4,082,875
Blackboard, Inc. Term Loan B	7.50%	10/4/2018	5,283	5,087,529

Total				14,070,904

Specialty Retail 0.40%
Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	5/27/2018	4,250	4,170,312
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	3,925	3,964,250

Total				8,134,562

Support: Services 0.18%
Lonestar Intermediate Super Holdings, LLC Term Loan B	11.00%	9/2/2019	3,600	3,670,499

Telecommunications: Integrated/Services 0.29%
Securus Technologies Holdings, Inc. New 2nd Lien Term Loan	10.00%	6/1/2018	6,000	5,965,002

Total Floating Rate Loans (cost $97,362,515)				96,757,151

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

FOREIGN BONDS(d) 3.50%

Canada 0.14%
Russel Metals, Inc.†	6.00%	4/19/2022	CAD	2,975	$2,887,580

Croatia 0.44%
Agrokor dd†	9.875%	5/1/2019	EUR	7,375	9,027,999

Germany 0.38%
Unitymedia GmbH†	9.50%	3/15/2021	EUR	6,000	7,808,501

Luxembourg 0.95%
ARD Finance SA PIK†	11.125%	6/1/2018	EUR	5,000	5,000,142
Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	4,250	4,484,738
SPIE BondCo 3 SCA†	11.00%	8/15/2019	EUR	5,000	5,888,834
Zinc Capital SA†	8.875%	5/15/2018	EUR	3,800	4,146,604

Total					19,520,318

Netherlands 0.12%
Polish Television Holding BV (13.00% after 11/15/2014)†~	11.25%	5/15/2017	EUR	2,000	2,411,176

South Africa 0.42%
Foodcorp Ltd.†	8.75%	3/1/2018	EUR	7,250	8,639,661

Sweden 0.40%
Verisure Holding AB†	8.75%	9/1/2018	EUR	3,500	4,078,906
Verisure Holding AB†	8.75%	12/1/2018	EUR	4,000	4,154,642

Total					8,233,548

United Kingdom 0.65%
Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	4,000	4,685,372
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	7,061	8,621,793

Total					13,307,165

Total Foreign Bonds (cost $79,345,586)					71,835,948

FOREIGN GOVERNMENT OBLIGATIONS 0.94%

Argentina 0.38%
City of Buenos Aires†(b)	12.50%	4/6/2015		$3,750	3,243,750
Provincia de Neuquen†(b)	7.875%	4/26/2021		5,650	4,689,500

Total					7,933,250

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value

Brazil 0.23%
Federal Republic of Brazil(d)	8.50%	1/5/2024		BRL	9,000	$4,718,992

Iceland 0.33%
Republic of Iceland†(b)	5.875%	5/11/2022			$6,850	6,725,755

Total Foreign Government Obligations (cost $21,020,036)						19,377,997

HIGH YIELD CORPORATE BONDS 81.92%

Airlines 0.53%
Continental Airlines, Inc.	6.25%	4/11/2020			3,438	3,489,570
United Airlines, Inc.†	12.00%	1/15/2016			6,819	7,432,585

Total						10,922,155

Apparel/Textiles 0.75%
Fifth & Pacific Co., Inc.†	10.50%	4/15/2019			2,995	3,376,862
Levi Strauss & Co.†	6.875%	5/1/2022			1,975	1,970,063
Perry Ellis International, Inc.	7.875%	4/1/2019			6,940	6,974,700
Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%	1/19/2016			3,885	3,137,137

Total						15,458,762

Auto Parts & Equipment 2.16%
Accuride Corp.	9.50%	8/1/2018			4,470	4,693,500
Commercial Vehicle Group, Inc.	7.875%	4/15/2019			5,975	6,004,875
Dana Holding Corp.	6.50%	2/15/2019			2,075	2,189,125
Dana Holding Corp.	6.75%	2/15/2021			2,975	3,198,125
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018			4,615	4,188,112
Stanadyne Holdings, Inc.	12.00%	2/15/2015			5,000	3,650,000
Stoneridge, Inc.†	9.50%	10/15/2017			8,455	8,835,475
Tomkins LLC/Tomkins, Inc.	9.00%	10/1/2018			4,694	5,181,002
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.†	10.625%	9/1/2017			3,265	3,452,738
Visteon Corp.	6.75%	4/15/2019			2,895	2,898,619

Total						44,291,571

Automakers 0.42%
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021			5,825	5,868,688
General Motors Corp.(e)	—	—	(f)		8,500	168,266
Oshkosh Corp.	8.50%	3/1/2020			2,400	2,646,000

Total						8,682,954

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banking 3.04%
Ally Financial, Inc.	5.50%	2/15/2017	$8,480	$8,496,324
Ally Financial, Inc.	8.00%	3/15/2020	3,415	3,867,488
Bank of Ceylon (Sri Lanka)†(b)	6.875%	5/3/2017	1,700	1,630,725
Eksportfinans ASA (Norway)(b)	5.50%	5/25/2016	4,670	4,586,463
Fifth Third Capital Trust IV	6.50%	4/15/2037	3,170	3,122,450
First Niagara Financial Group, Inc.	7.25%	12/15/2021	12,000	13,347,960
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018	4,040	3,706,199
Intesa Sanpaolo SpA (Italy)†(b)	6.50%	2/24/2021	8,150	7,066,229
Regions Bank	7.50%	5/15/2018	6,300	7,071,750
Synovus Financial Corp.	7.875%	2/15/2019	7,980	8,398,950
Washington Mutual Bank(c)	6.875%	6/15/2011	10,000	1,000
Webster Capital Trust IV(g)	7.65%	6/15/2037	1,250	1,269,309

Total				62,564,847

Beverages 0.27%
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	2,375	1,650,625
Central American Bottling Corp.†	6.75%	2/9/2022	3,745	3,922,888

Total				5,573,513

Brokerage 0.92%
E*Trade Financial Corp.	6.75%	6/1/2016	6,090	6,211,800
Oppenheimer Holdings, Inc.	8.75%	4/15/2018	5,725	5,810,875
Penson Worldwide, Inc.†	12.50%	5/15/2017	4,500	1,665,000
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	4,995	5,127,717

Total				18,815,392

Building & Construction 1.42%
Beazer Homes USA, Inc.	6.875%	7/15/2015	3,585	3,325,087
DR Horton, Inc.	4.75%	5/15/2017	2,225	2,252,813
KB Home	5.875%	1/15/2015	1,750	1,688,750
KB Home	6.25%	6/15/2015	1,225	1,185,188
Lennar Corp.	12.25%	6/1/2017	6,925	8,967,875
Shea Homes LP/Shea Homes Funding Corp.	8.625%	5/15/2019	6,309	6,608,677
Taylor Morrison Communities, Inc./Monarch
Communities, Inc.†	7.75%	4/15/2020	4,900	5,059,250

Total				29,087,640

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building Materials 1.07%
Cemex Finance LLC†	9.50%	12/14/2016	$1,480	$1,365,300
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	4,600	3,576,500
Nortek, Inc.	8.50%	4/15/2021	4,035	3,934,125
Ply Gem Industries, Inc.	8.25%	2/15/2018	2,900	2,798,500
Roofing Supply Group LLC/Roofing Supply
Finance, Inc.†	10.00%	6/1/2020	6,100	6,191,500
Vulcan Materials Co.	7.00%	6/15/2018	3,975	4,173,750

Total				22,039,675

Chemicals 3.05%
Chemtura Corp.	7.875%	9/1/2018	2,275	2,371,688
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	6,225	6,225,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020	5,150	4,519,125
Huntsman International LLC	8.625%	3/15/2020	8,825	9,884,000
INEOS Finance plc (United Kingdom)†(b)	7.50%	5/1/2020	1,700	1,691,500
INEOS Finance plc (United Kingdom)†(b)	8.375%	2/15/2019	1,500	1,545,000
INEOS Finance plc (United Kingdom)†(b)	9.00%	5/15/2015	2,300	2,420,750
INEOS Group Holdings Ltd. (United Kingdom)†(b)	8.50%	2/15/2016	5,305	4,814,287
LyondellBasell Industries NV (Netherlands)†(b)	6.00%	11/15/2021	2,800	3,010,000
Phibro Animal Health Corp.†	9.25%	7/1/2018	6,625	6,558,750
Polypore International, Inc.	7.50%	11/15/2017	3,755	3,942,750
Taminco Global Chemical Corp.†	9.75%	3/31/2020	8,435	8,624,787
TPC Group LLC	8.25%	10/1/2017	6,615	6,978,825

Total				62,586,462

Computer Hardware 0.13%
Brocade Communications Systems, Inc.	6.625%	1/15/2018	2,475	2,592,563

Consumer/Commercial/Lease Financing 2.22%
Air Lease Corp.†	5.625%	4/1/2017	12,495	12,276,338
CIT Group, Inc.	5.00%	5/15/2017	8,275	8,135,359
CIT Group, Inc.	5.25%	3/15/2018	5,410	5,335,613
CIT Group, Inc.	5.375%	5/15/2020	1,250	1,200,781
International Lease Finance Corp.	8.75%	3/15/2017	9,365	10,441,975
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	6,920	7,023,800
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	1,275	1,147,500

Total				45,561,366

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Consumer Products 1.19%
Armored AutoGroup, Inc.†	9.25%	11/1/2018	$1,000	$858,750
Elizabeth Arden, Inc.	7.375%	3/15/2021	8,325	9,126,281
FGI Operating Co. LLC/FGI Finance, Inc.†	7.875%	5/1/2020	4,300	4,429,000
Prestige Brands, Inc.†	8.125%	2/1/2020	2,750	2,983,750
Scotts Miracle-Gro Co. (The)	6.625%	12/15/2020	6,615	7,044,975

Total				24,442,756

Diversified Capital Goods 1.72%
Actuant Corp.†	5.625%	6/15/2022	2,500	2,537,500
Amsted Industries, Inc.†	8.125%	3/15/2018	3,250	3,461,250
Anixter, Inc.	5.625%	5/1/2019	4,165	4,253,506
Dynacast International LLC/Dynacast Finance, Inc.†	9.25%	7/15/2019	6,450	6,675,750
JB Poindexter & Co., Inc.†	9.00%	4/1/2022	3,100	3,115,500
Park-Ohio Industries, Inc.	8.125%	4/1/2021	3,700	3,829,500
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	6,275	6,698,563
TriMas Corp.	9.75%	12/15/2017	1,900	2,085,250
WireCo WorldGroup, Inc.	9.50%	5/15/2017	2,475	2,586,375

Total				35,243,194

Electric-Distribution/Transportation 0.06%
Cia de Transporte de Energia Electrica en Alta Tension Transener SA (Argentina)†(b)	9.75%	8/15/2021	2,100	1,323,000

Electric: Generation 2.92%
AES Red Oak LLC	8.54%	11/30/2019	4,584	4,859,323
Astoria Depositor Corp.†	8.144%	5/1/2021	2,255	1,961,850
Calpine Corp.†	7.50%	2/15/2021	9,530	10,006,500
DPL, Inc.†	7.25%	10/15/2021	8,315	9,084,137
Elwood Energy LLC	8.159%	7/5/2026	6,832	6,985,259
Energy Future Holdings Corp.	10.00%	1/15/2020	8,740	9,329,950
Energy Future Intermediate Holding Co. LLC/ EFIH Finance, Inc.†	11.75%	3/1/2022	7,025	7,200,625
GenOn Energy, Inc.	9.875%	10/15/2020	7,275	6,765,750
NRG Energy, Inc.	7.875%	5/15/2021	3,975	3,845,813

Total				60,039,207

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Integrated 0.55%
IPALCO Enterprises, Inc.	5.00%	5/1/2018	$6,030	$5,969,700
North American Energy Alliance LLC/North
American Energy Alliance Finance Corp.	10.875%	6/1/2016	4,863	5,349,300

Total				11,319,000

Electronics 0.91%
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	6,713	7,098,997
NXP BV LLC (Netherlands)†(b)	9.75%	8/1/2018	4,390	4,971,675
Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	3,400	3,425,500
Viasystems Group, Inc.†	7.875%	5/1/2019	3,280	3,214,400

Total				18,710,572

Energy: Exploration & Production 7.17%
Afren plc (United Kingdom)†(b)	10.25%	4/8/2019	3,600	3,663,000
Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	5,400	5,670,000
Antero Resources Finance Corp.	7.25%	8/1/2019	5,000	5,087,500
Berry Petroleum Co.	6.375%	9/15/2022	6,505	6,651,363
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	3,900	3,841,500
Chaparral Energy, Inc.†	7.625%	11/15/2022	1,590	1,629,750
Chaparral Energy, Inc.	8.25%	9/1/2021	4,640	4,941,600
Concho Resources, Inc.	7.00%	1/15/2021	9,450	10,182,375
CrownRock LP/CrownRock Finance, Inc.†	10.00%	8/15/2016	4,100	4,366,500
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	5,390	5,470,850
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	6,490	6,692,812
Laredo Petroleum, Inc.†	7.375%	5/1/2022	2,300	2,357,500
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	4,075	4,187,063
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	11,390	11,674,750
Oasis Petroleum, Inc.	6.50%	11/1/2021	2,950	2,964,750
Oasis Petroleum, Inc.	7.25%	2/1/2019	9,675	10,013,625
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	7,875	7,619,062
Pacific Rubiales Energy Corp. (Canada)†(b)	7.25%	12/12/2021	12,539	13,479,425
QEP Resources, Inc.	6.80%	3/1/2020	2,000	2,165,000
QEP Resources, Inc.	6.875%	3/1/2021	2,600	2,827,500
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,365	1,341,113
Range Resources Corp.	5.00%	8/15/2022	3,925	3,772,906
Rosetta Resources, Inc.	9.50%	4/15/2018	3,000	3,277,500
Samson Investment Co.†	9.75%	2/15/2020	6,995	6,968,769
SM Energy Co.	6.50%	11/15/2021	6,975	7,166,812

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy: Exploration & Production (continued)
Swift Energy Co.	7.875%	3/1/2022	$6,000	$6,090,000
Swift Energy Co.	8.875%	1/15/2020	2,990	3,199,300

Total				147,302,325

Environmental 0.22%
Casella Waste Systems, Inc.	7.75%	2/15/2019	3,000	2,955,000
Covanta Holding Corp.	6.375%	10/1/2022	1,490	1,552,400

Total				4,507,400

Food & Drug Retailers 0.55%
Rite Aid Corp.	7.70%	2/15/2027	3,300	2,706,000
Rite Aid Corp.†	9.25%	3/15/2020	6,040	5,813,500
Rite Aid Corp.	10.25%	10/15/2019	2,435	2,763,725

Total				11,283,225

Food: Wholesale 1.47%
Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	2,837	2,829,907
FAGE Dairy Industry SA/FAGE USA Dairy
Industry, Inc.†	9.875%	2/1/2020	5,465	4,945,825
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	4,446	4,234,815
Minerva Luxembourg SA (Luxembourg)†(b)	12.25%	2/10/2022	3,325	3,275,125
Post Holdings, Inc.†	7.375%	2/15/2022	2,955	3,014,100
Southern States Cooperative, Inc.†	11.25%	5/15/2015	4,620	4,954,950
Virgolino de Oliveira Finance Ltd.
(Luxembourg)†(b)	10.50%	1/28/2018	4,967	3,973,600
Viskase Cos., Inc.†	9.875%	1/15/2018	2,900	3,023,250

Total				30,251,572

Forestry/Paper 1.34%
Cascades, Inc. (Canada)(b)	7.875%	1/15/2020	2,705	2,664,425
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	8,100	8,079,750
Louisiana-Pacific Corp.†	7.50%	6/1/2020	3,975	4,074,375
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	3,560	2,972,600
Tembec Industries, Inc. (Canada)(b)	11.25%	12/15/2018	7,209	7,190,977
Tembec Industries, Inc. (Canada)†(b)	11.25%	12/15/2018	2,610	2,603,475

Total				27,585,602

Gaming 4.63%
Caesar’s Entertainment Operating Co., Inc.†	8.50%	2/15/2020	5,225	5,218,469
CCM Merger, Inc.†	9.125%	5/1/2019	4,950	4,974,750

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Gaming (continued)
Chester Downs & Marina LLC†	9.25%		2/1/2020	$4,500	$4,646,250
CityCenter Holdings LLC/CityCenter Finance Corp.	7.625%		1/15/2016	4,225	4,394,000
CityCenter Holdings LLC/CityCenter Finance Corp. PIK	10.75%		1/15/2017	9,503	9,799,629
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%		7/1/2019	6,475	6,701,625
Eldorado Resorts LLC/Eldorado Capital Corp.†	8.625%		6/15/2019	4,920	4,637,100
Marina District Finance Co., Inc.	9.50%		10/15/2015	4,495	4,281,488
MGM Resorts International	11.375%		3/1/2018	5,153	5,964,597
Mohegan Tribal Gaming Authority†	10.50%		12/15/2016	1,400	1,295,000
Mohegan Tribal Gaming Authority†	11.50%		11/1/2017	6,900	7,279,500
River Rock Entertainment Authority (The)	9.00%		11/1/2018	992	704,320
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†(h)	9.50%		6/15/2019	2,900	2,972,500
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%		9/1/2018	9,160	10,282,100
Snoqualmie Entertainment Authority†	4.532%	#	2/1/2014	9,025	8,483,500
Sugarhouse HSP Gaming Prop. Mezz. LP/ Sugarhouse HSP Gaming Finance Corp.†	8.625%		4/15/2016	8,075	8,559,500
Yonkers Racing Corp.†	11.375%		7/15/2016	4,600	4,910,500

Total					95,104,828

Gas Distribution 1.88%
El Paso Corp.	7.75%		1/15/2032	2,975	3,410,364
El Paso Corp.	8.05%		10/15/2030	10,460	12,151,874
Enterprise Products Operating LLC(i)	7.00%		6/1/2067	670	669,907
Enterprise Products Operating LLC(j)	7.034%		1/15/2068	2,150	2,292,405
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		12/15/2018	3,150	3,205,125
Genesis Energy LP/Genesis Energy Finance Corp.†	7.875%		12/15/2018	2,235	2,274,113
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.50%		3/1/2020	4,560	4,548,600
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021	5,000	5,566,970
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%		6/15/2022	3,095	3,187,850
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%		5/14/2017	1,903	1,351,130

Total					38,658,338

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Health Facilities 1.75%
Capella Healthcare, Inc.	9.25%	7/1/2017		$6,325	$6,356,625
Community Health Systems, Inc.	8.00%	11/15/2019		5,875	6,029,219
HCA, Inc.	6.50%	2/15/2020		12,200	12,916,750
Kindred Healthcare, Inc.	8.25%	6/1/2019		4,470	3,911,250
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022		3,625	3,625,000
MPT Operating Partnership LP/MPT
Finance Corp.	6.875%	5/1/2021		2,950	3,053,250

Total					35,892,094

Health Services 1.01%
Catalent Pharma Solutions, Inc.(d)	9.75%	4/15/2017	EUR	6,900	8,659,831
Exam Works Group, Inc.	9.00%	7/15/2019		$3,950	4,029,000
STHI Holding Corp.†	8.00%	3/15/2018		3,920	4,135,600
Wolverine Healthcare Analytics†(h)	10.625%	6/1/2020		3,950	3,910,500

Total					20,734,931

Household & Leisure Products 0.12%
American Standard Americas†	10.75%	1/15/2016		3,225	2,531,625

Integrated Energy 0.67%
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026		5,672	3,418,979
Covanta Holding Corp.	7.25%	12/1/2020		6,400	6,979,392
First Wind Capital LLC†	10.25%	6/1/2018		3,475	3,440,250

Total					13,838,621

Investments & Miscellaneous Financial Services 0.84%
Constellation Enterprises LLC†	10.625%	2/1/2016		3,475	3,457,625
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020		1,450	1,486,250
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022		3,625	3,697,500
Nuveen Investments, Inc.	10.50%	11/15/2015		8,535	8,663,025

Total					17,304,400

Leisure 1.05%
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp.	9.125%	8/1/2018		2,000	2,225,000
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017		8,960	9,452,800

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Leisure (continued)
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	$5,265	$5,403,206
Seven Seas Cruises S. de R.L. LLC†	9.125%	5/15/2019	4,380	4,533,300

Total				21,614,306

Machinery 1.47%
Altra Holdings, Inc.	8.125%	12/1/2016	1,970	2,112,825
Camposol SA (Peru)†(b)	9.875%	2/2/2017	4,900	5,071,500
Cleaver-Brooks, Inc.†	12.25%	5/1/2016	6,200	6,587,500
Columbus McKinnon Corp.	7.875%	2/1/2019	6,000	6,360,000
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	4,525	4,706,000
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	5,525	5,469,750

Total				30,307,575

Media: Broadcast 1.41%
AMC Networks, Inc.†	7.75%	7/15/2021	12,955	14,444,825
Clear Channel Communications, Inc.	5.50%	9/15/2014	2,590	2,227,400
Gray Television, Inc.	10.50%	6/29/2015	6,360	6,582,600
Univision Communications, Inc.†	8.50%	5/15/2021	5,820	5,645,400

Total				28,900,225

Media: Cable 2.20%
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	3,090	3,267,675
CCO Holdings LLC/CCO Holdings Capital Corp.	7.375%	6/1/2020	3,725	4,004,375
DISH DBS Corp.†	4.625%	7/15/2017	5,000	4,893,750
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	3,810	4,010,025
Nara Cable Funding Ltd. (Ireland)†(b)	8.875%	12/1/2018	4,075	3,586,000
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019	8,000	6,440,000
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH (Germany)†(b)	7.50%	3/15/2019	2,000	2,065,000
UPC Holding BV (Netherlands)†(b)	9.875%	4/15/2018	1,250	1,356,250
UPCB Finance III Ltd.†	6.625%	7/1/2020	5,050	4,999,500
UPCB Finance V Ltd.†	7.25%	11/15/2021	8,575	8,703,625
Virgin Media Finance plc (United Kingdom)(b)	5.25%	2/15/2022	1,985	1,945,300

Total				45,271,500

Media: Diversified 0.15%
Block Communications, Inc.†	7.25%	2/1/2020	3,150	3,150,000

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media: Services 1.06%
Affinion Group, Inc.	7.875%	12/15/2018	$3,800	$3,230,000
Clear Channel Worldwide Holdings, Inc.†	7.625%	3/15/2020	5,065	4,848,525
MDC Partners, Inc.	11.00%	11/1/2016	8,240	8,940,400
WMG Acquisition Corp.	11.50%	10/1/2018	4,525	4,841,750

Total				21,860,675

Medical Products 0.94%
Grifols, Inc.	8.25%	2/1/2018	5,060	5,407,875
Kinetic Concepts, Inc./KCI USA, Inc.†	10.50%	11/1/2018	9,633	9,777,495
Polymer Group, Inc.	7.75%	2/1/2019	3,875	4,049,375

Total				19,234,745

Metals/Mining (Excluding Steel) 2.69%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	7,315	6,254,325
Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021	4,590	4,762,125
Calcipar SA (Luxembourg)†(b)	6.875%	5/1/2018	3,350	3,375,125
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	1,700	1,759,500
Compass Minerals International, Inc.	8.00%	6/1/2019	3,950	4,236,375
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	12,880	13,363,000
Mirabela Nickel Ltd. (Australia)†(b)	8.75%	4/15/2018	9,735	7,057,875
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	7,515	8,041,050
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	4,045	4,247,250
SunCoke Energy, Inc.	7.625%	8/1/2019	2,125	2,114,375

Total				55,211,000

Multi-Line Insurance 0.15%
AXA SA (France)†(b)(k)	6.379%	12/14/2049	4,000	3,120,000

Oil Field Equipment & Services 2.34%
Atwood Oceanics, Inc.	6.50%	2/1/2020	2,920	3,036,800
BakerCorp International, Inc.†	8.25%	6/1/2019	2,875	2,889,375
CCS, Inc. (Canada)†(b)	11.00%	11/15/2015	2,810	2,915,375
Dresser-Rand Group, Inc.	6.50%	5/1/2021	3,395	3,479,875
Global Geophysical Services, Inc.	10.50%	5/1/2017	5,175	5,071,500
Gulfmark Offshore, Inc.†	6.375%	3/15/2022	5,625	5,667,187
Hornbeck Offshore Services, Inc.†	5.875%	4/1/2020	2,270	2,235,950

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Oil Field Equipment & Services (continued)
Offshore Group Investments Ltd.	11.50%	8/1/2015		$3,600	$3,852,000
Offshore Group Investments Ltd.†	11.50%	8/1/2015		1,250	1,337,500
Oil States International, Inc.	6.50%	6/1/2019		5,950	6,173,125
Stallion Oilfield Holdings Ltd.	10.50%	2/15/2015		2,806	3,030,480
Thermon Industries, Inc.	9.50%	5/1/2017		2,238	2,472,990
Unit Corp.	6.625%	5/15/2021		5,865	5,865,000

Total					48,027,157

Oil Refining & Marketing 0.56%
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014		4,755	5,040,300
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017		5,865	6,378,188

Total					11,418,488

Packaging 1.79%
AEP Industries, Inc.	8.25%	4/15/2019		3,350	3,450,500
Ardagh Packaging Finance plc (Ireland)†(b)	7.375%	10/15/2017		3,100	3,317,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	7.125%	4/15/2019		3,425	3,536,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	8.50%	5/15/2018		8,700	8,199,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	9.875%	8/15/2019		9,995	9,982,506
Sealed Air Corp.†	8.125%	9/15/2019		1,750	1,907,500
Sealed Air Corp.†	8.375%	9/15/2021		2,650	2,928,250
Tekni-Plex, Inc.†	9.75%	6/1/2019		3,525	3,507,375

Total					36,829,194

Pharmaceuticals 0.26%
Capsugel FinanceCo SCA†(d)	9.875%	8/1/2019	EUR	2,100	2,752,450
Mylan, Inc.†	7.875%	7/15/2020		$2,385	2,635,425

Total					5,387,875

Printing & Publishing 0.15%
Cambium Learning Group, Inc.	9.75%	2/15/2017		850	807,500
McClatchy Co. (The)	11.50%	2/15/2017		2,275	2,309,125

Total					3,116,625

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Property & Casualty 0.66%
Liberty Mutual Group, Inc.†(l)	10.75%	6/15/2058	$9,710	$13,496,900

Railroads 0.75%
Florida East Coast Railway Corp.	8.125%	2/1/2017	8,665	8,924,950
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	1,275	1,386,563
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	4,650	5,103,375

Total				15,414,888

Real Estate Development & Management 0.22%
Realogy Corp.†	7.625%	1/15/2020	2,975	3,071,688
Realogy Corp.†	9.00%	1/15/2020	1,500	1,507,500

Total				4,579,188

Real Estate Investment Trusts 0.31%
DuPont Fabros Technology LP	8.50%	12/15/2017	5,850	6,405,750

Restaurants 1.07%
CKE Restaurants, Inc.	11.375%	7/15/2018	4,427	5,046,780
Dave & Buster’s Entertainment, Inc.†	Zero Coupon	2/15/2016	3,750	2,550,000
Dave & Buster’s, Inc.	11.00%	6/1/2018	1,755	1,895,400
DineEquity, Inc.	9.50%	10/30/2018	2,840	3,099,150
Fiesta Restaurant Group†	8.875%	8/15/2016	3,325	3,557,750
HOA Restaurant Group LLC/HOA Finance Corp.†	11.25%	4/1/2017	1,975	1,910,812
Roadhouse Financing, Inc.	10.75%	10/15/2017	4,225	3,992,625

Total				22,052,517

Software/Services 2.84%
Alliance Data Systems Corp.†	6.375%	4/1/2020	17,075	17,075,000
First Data Corp.†	7.375%	6/15/2019	3,975	3,994,875
First Data Corp.	9.875%	9/24/2015	4,855	4,842,862
First Data Corp.	12.625%	1/15/2021	9,865	9,347,087
Lawson Software, Inc.†	9.375%	4/1/2019	4,600	4,761,000
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	8,870	9,246,975
SRA International, Inc.†	11.00%	10/1/2019	4,325	4,508,813
Syniverse Holdings, Inc.	9.125%	1/15/2019	4,180	4,503,950

Total				58,280,562

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Specialty Retail 2.36%
Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	$4,090	$4,335,400
Brown Shoe Co., Inc.	7.125%	5/15/2019	5,650	5,558,187
J. Crew Group, Inc.	8.125%	3/1/2019	9,855	9,941,231
Limited Brands, Inc.	5.625%	2/15/2022	3,150	3,189,375
Limited Brands, Inc.	7.60%	7/15/2037	1,105	1,105,000
Netflix, Inc.	8.50%	11/15/2017	5,212	5,628,960
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	8,700	9,396,000
QVC, Inc.†	7.375%	10/15/2020	1,360	1,489,200
QVC, Inc.†	7.50%	10/1/2019	2,385	2,605,613
Sally Holdings LLC/Sally Capital, Inc.†	6.875%	11/15/2019	4,895	5,237,650

Total				48,486,616

Steel Producers/Products 0.55%
JMC Steel Group†	8.25%	3/15/2018	6,565	6,663,475
Severstal Columbus LLC	10.25%	2/15/2018	4,495	4,697,275

Total				11,360,750

Support: Services 3.09%
Abengoa Finance SAU (Spain)†(b)	8.875%	11/1/2017	6,775	6,063,625
American Residential Services LLC†	12.00%	4/15/2015	3,670	3,688,350
Audatex North America, Inc.†	6.75%	6/15/2018	5,025	5,200,875
Avis Budget Car Rental	9.625%	3/15/2018	4,865	5,308,931
Carlson Wagonlit BV (Netherlands)†(b)	6.875%	6/15/2019	3,050	3,050,000
Emdeon, Inc.†	11.00%	12/31/2019	2,400	2,676,000
FTI Consulting, Inc.	6.75%	10/1/2020	3,875	4,097,812
Hertz Corp. (The)	7.375%	1/15/2021	6,625	6,981,094
Hertz Corp. (The)	7.50%	10/15/2018	2,000	2,092,500
Maxim Crane Works LP/Maxim Finance Corp.†	12.25%	4/15/2015	3,255	3,173,625
Monitronics International, Inc.†	9.125%	4/1/2020	7,740	7,546,500
NES Rentals Holdings, Inc.†	12.25%	4/15/2015	3,500	3,377,500
Nord Anglia Education (UK) Holdings plc (United Kingdom)†(b)	10.25%	4/1/2017	4,160	4,264,000
UR Financing Escrow Corp.†	5.75%	7/15/2018	1,335	1,361,700
UR Financing Escrow Corp.†	7.375%	5/15/2020	4,400	4,521,000

Total				63,403,512

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Telecommunications Equipment 0.72%
Avaya, Inc. PIK	10.125%		11/1/2015	$4,325	$3,589,750
CDW LLC/CDW Finance Corp.†	8.50%		4/1/2019	2,950	3,045,875
CDW LLC/CDW Finance Corp.	12.535%		10/12/2017	1,900	2,042,500
CommScope, Inc.†	8.25%		1/15/2019	5,865	6,062,944

Total					14,741,069

Telecommunications: Integrated/Services 3.70%
Cincinnati Bell, Inc.	8.75%		3/15/2018	3,550	3,310,375
Cogent Communications Group, Inc.†	8.375%		2/15/2018	5,575	5,993,125
Consolidated Communications Finance Co.†	10.875%		6/1/2020	4,590	4,612,950
Dycom Investments, Inc.	7.125%		1/15/2021	3,935	4,092,400
eAccess Ltd. (Japan)†(b)	8.25%		4/1/2018	3,260	3,007,350
Equinix, Inc.	7.00%		7/15/2021	3,000	3,210,000
Equinix, Inc.	8.125%		3/1/2018	2,075	2,277,313
Frontier Communications Corp.	9.25%		7/1/2021	2,500	2,600,000
GCI, Inc.	6.75%		6/1/2021	550	544,500
GCI, Inc.	8.625%		11/15/2019	5,500	5,871,250
Hughes Satellite Systems Corp.	6.50%		6/15/2019	2,675	2,728,500
Integra Telecom Holdings, Inc.†	10.75%		4/15/2016	4,825	4,644,062
Intelsat Bermuda Ltd. (Luxembourg) PIK(b)	11.50%		2/4/2017	20,471	20,164,402
Level 3 Financing, Inc.	8.125%		7/1/2019	4,820	4,844,100
Sable International Finance Ltd.†	8.75%		2/1/2020	2,700	2,808,000
Windstream Corp.	7.50%		6/1/2022	5,550	5,397,375

Total					76,105,702

Telecommunications: Wireless 3.24%
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%		12/1/2015	4,645	4,075,987
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%		12/1/2016	2,480	2,387,000
Cricket Communications, Inc.	7.75%		10/15/2020	6,965	6,399,094
Digicel Group Ltd. (Jamaica)†(b)	10.50%		4/15/2018	7,750	7,982,500
Digicel Ltd. (Jamaica)†(b)	7.00%		2/15/2020	1,300	1,270,750
iPCS, Inc. PIK	3.716%	#	5/1/2014	3,025	2,911,563
MetroPCS Wireless, Inc.	6.625%		11/15/2020	1,100	1,067,000
Nextel Communications, Inc.	7.375%		8/1/2015	3,625	3,561,562
NII Capital Corp.	7.625%		4/1/2021	7,150	6,059,625
Sprint Nextel Corp.†	9.00%		11/15/2018	11,700	12,694,500
Sprint Nextel Corp.†	9.125%		3/1/2017	2,475	2,462,625

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Wireless (continued)
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%		10/1/2017	$4,446	$4,534,920
ViaSat, Inc.†	6.875%		6/15/2020	4,375	4,396,875
Wind Acquisition Finance SA (Italy)†(b)	11.75%		7/15/2017	7,915	6,767,325

Total					66,571,326

Theaters & Entertainment 1.01%
Lions Gate Entertainment, Inc.†	10.25%		11/1/2016	11,475	12,550,781
Live Nation Entertainment, Inc.†	8.125%		5/15/2018	4,775	5,007,781
Production Resource Group LLC	8.875%		5/1/2019	4,095	3,204,338

Total					20,762,900

Transportation (Excluding Air/Rail) 0.20%
Great Lakes Dredge & Dock Corp.	7.375%		2/1/2019	4,070	4,131,050

Total High Yield Corporate Bonds (cost $1,673,241,674)					1,683,491,685

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.06%
Bear Stearns Commercial Mortgage Securities 2007-PW15 AM	5.363%		2/11/2044	3,500	2,651,712
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.419%	#	6/15/2022	2,922	2,770,177
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.204%	#	2/15/2041	5,500	5,088,606
GE Capital Commercial Mortgage Corp. 2007-C1 AM	5.606%		12/10/2049	5,000	4,375,120
GS Mortgage Securities Corp. II 2006-GG8 AJ	5.622%		11/10/2039	5,000	3,783,540
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AJ	5.502%		6/12/2047	5,000	3,420,310
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.817%	#	6/15/2049	2,000	1,745,940
Merrill Lynch Mortgage Trust 2005-CKI1 B	5.219%	#	11/12/2037	4,500	3,984,473
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.531%	#	2/12/2039	4,000	3,426,616
Morgan Stanley Capital I 2007-IQ16 AJ	6.146%	#	12/12/2049	8,300	6,997,045
UBS Commercial Mortgage Trust 2012-C1 D†	5.72%	#	5/10/2045	5,000	4,112,268

Total Non-Agency Commercial Mortgage-Backed Securities (cost $41,829,102)					42,355,807

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

Investments	Interest Rate		Shares (000)	Fair Value

PREFERRED STOCKS 0.78%

Banking
First Niagara Financial Group, Inc.	8.625%		115	$3,136,050
GMAC Capital Trust I	8.125%		192	4,409,533
LBG Capital No.1 plc†	8.00%		5,000	4,006,750
PNC Financial Services Group, Inc.	6.125%		175	4,497,500

Total Preferred Stocks (cost $15,403,260)				16,049,833

	Exercise Price	Expiration Date

WARRANTS 0.04%

Auto Parts & Equipment 0.01%
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	13	162,812

Automakers 0.03%
General Motors Co.*	10.00	7/10/2016	32	420,493
General Motors Co.*	18.33	7/10/2019	32	272,214

Total				692,707

Total Warrants (cost $1,225,763)				855,519

Total Long-Term Investments (cost $1,975,775,101)				1,974,330,859

			Principal Amount (000)

SHORT-TERM INVESTMENT 1.88%

Repurchase Agreement
Repurchase Agreement dated 05/31/2012, 0.01% due 06/1/2012 with Fixed Income Clearing Corp. collateralized by $39,335,000 of Federal Home Loan Bank at 0.17% due 2/13/2013; value: $39,372,329; proceeds: $38,597,382 (cost $38,597,371)			$38,597	38,597,371

Total Investments in Securities 97.95% (cost $2,014,372,472)				2,012,928,230

Foreign Cash and Other Assets in Excess of Liabilities(m) 2.05%				42,149,959

Net Assets 100.00%				$2,055,078,189

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
HIGH YIELD FUND May 31, 2012

BRL	Brazilian real.
CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2012.
(a)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2012.

(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Security is perpetual in nature and has no stated maturity.
(g)

Debenture pays interest at an annual fixed rate of 7.65% through June 15, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 1.89% through June 15, 2037. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2017.

(h)	Securities purchased on a when-issued basis (See Note 2(i)).
(i)

Debenture pays interest at an annual fixed rate of 7.00% until June 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.778% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to June 1, 2017.

(j)

Debenture pays interest at an annual fixed rate of 7.034% through January 15, 2018. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.68% until January 15, 2068. This debenture is subject to full redemption at the option of the issuer any time prior to January 15, 2018.

(k)

Debenture pays interest at an annual fixed rate of 6.379% through December 14, 2036. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.25% through December 14, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 14, 2036.

(l)

Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

(m)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts, as follows:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	September 2012	293	Short	$(39,243,688)	$(66,890)

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(concluded)
HIGH YIELD FUND May 31, 2012

Open Forward Foreign Currency Exchange Contracts at May 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

euro	Buy	Morgan Stanley	7/31/2012	2,840,000	$3,677,397	$3,512,975	$(164,422)
euro	Buy	Morgan Stanley	7/31/2012	1,775,000	2,262,525	2,195,609	(66,916)
euro	Buy	Morgan Stanley	7/31/2012	1,103,000	1,400,865	1,364,370	(36,495)
euro	Buy	Morgan Stanley	7/31/2012	2,394,000	3,061,088	2,961,289	(99,799)
euro	Buy	Morgan Stanley	7/31/2012	737,000	937,368	911,642	(25,726)
euro	Buy	Morgan Stanley	7/31/2012	1,204,000	1,503,206	1,489,303	(13,903)
euro	Buy	Morgan Stanley	7/31/2012	1,263,000	1,566,852	1,562,284	(4,568)
Swiss franc	Buy	Deutsche Bank AG	6/7/2012	902,000	956,294	928,650	(27,644)
Swiss franc	Buy	Deutsche Bank AG	6/7/2012	1,055,000	1,118,876	1,086,170	(32,706)
British pound	Sell	Barclays Bank plc	7/12/2012	2,295,000	3,583,436	3,536,447	46,989
British pound	Sell	J.P. Morgan	8/17/2012	975,000	1,561,814	1,502,159	59,655
euro	Sell	Morgan Stanley	7/31/2012	5,000,000	6,665,750	6,184,815	480,935
euro	Sell	Morgan Stanley	7/31/2012	9,400,000	12,427,928	11,627,452	800,476
euro	Sell	Morgan Stanley	7/31/2012	4,688,000	6,191,254	5,798,882	392,372
euro	Sell	J.P. Morgan	8/13/2012	25,679,500	33,259,575	31,769,052	1,490,523
euro	Sell	Morgan Stanley	8/13/2012	25,679,500	33,259,575	31,769,052	1,490,523
Swiss franc	Sell	Deutsche Bank AG	6/7/2012	6,376,000	6,955,535	6,564,381	391,154

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,680,448

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)
 INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 103.47%

ASSET-BACKED SECURITIES 6.88%

Automobiles 4.07%
Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$4,022	$4,030,746
Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	1,587	1,587,503
Ally Auto Receivables Trust 2011-4 A2	0.65%	3/17/2014	1,766	1,766,336
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%	11/10/2014	1,204	1,205,888
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	889	890,462
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	1,797	1,803,275
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	2,700	2,705,422
Bank of America Auto Trust 2012-1 A2	0.59%	11/17/2014	3,500	3,499,677
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	269	268,724
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	752	752,248
CarMax Auto Owner Trust 2011-2 A2	0.68%	9/15/2014	3,514	3,516,855
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	5,223	5,228,012
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	2,650	2,649,874
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	1,683	1,684,557
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	2,500	2,499,275
Ford Credit Auto Owner Trust 2009-E A3	1.51%	1/15/2014	169	169,470
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	4,150	4,148,419
Hyundai Auto Lease Securitization Trust 2011-A A2†	0.69%	11/15/2013	2,491	2,491,031
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	378	378,464
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%	1/15/2014	3,016	3,022,062
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	2,700	2,699,697
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	83	83,470
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	1,500	1,499,474
Porsche Financial Auto Securitization Trust 2011-1 A2†	0.56%	12/16/2013	1,395	1,394,794
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	468	467,652
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	678	677,989

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%		6/17/2013	$28	$28,289
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	2,310	2,328,588
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	911	910,511
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%		4/15/2014	2,233	2,234,378
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	1,600	1,606,118
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	4,105	4,111,506
Volkswagen Auto Lease Trust 2011-A A2	1.00%		2/20/2014	3,500	3,504,829

Total					65,845,595

Credit Cards 1.52%
American Express Credit Account Master Trust 2005-7 A	0.309%	#	3/16/2015	1,144	1,144,145
American Express Credit Account Master Trust 2007-7 A	0.279%	#	2/17/2015	1,775	1,775,068
Capital One Multi-Asset Execution Trust 2005-A10 A	0.319%	#	9/15/2015	500	499,878
Capital One Multi-Asset Execution Trust 2006-A5	0.299%	#	1/15/2016	716	715,644
Chase Issuance Trust 2005-A6	0.309%	#	7/15/2014	5,020	5,020,513
Chase Issuance Trust 2007-A16 A16	0.774%	#	6/16/2014	1,105	1,105,139
Chase Issuance Trust 2008-A4	4.65%		3/15/2015	1,300	1,342,309
Citibank Credit Card Issuance Trust 2002-A10	0.489%	#	12/17/2014	1,000	1,001,165
Discover Card Master Trust 2009-A2 A	1.539%	#	2/17/2015	4,500	4,511,879
Discover Card Master Trust I 2005-4 A2	0.329%	#	6/16/2015	1,000	1,000,228
GE Capital Credit Card Master Note Trust
2009-2 A	3.69%		7/15/2015	6,485	6,511,203

Total					24,627,171

Home Equity 0.04%
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.359%	#	4/25/2037	625	615,822

Other 1.25%
Carrington Mortgage Loan Trust 2005-NC3 A1D	0.569%	#	6/25/2035	1,457	1,444,915

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Other (continued)
Illinois Student Assistance Commission 2010-1 A2	1.516%	#	4/25/2022	$1,450	$1,464,442
Saxon Asset Securities Trust 2006-3 A2	0.349%	#	10/25/2046	651	633,355
SLM Student Loan Trust 2006-2 A5(a)	0.576%	#	7/25/2025	2,045	1,969,006
SLM Student Loan Trust 2008-4 A4	2.116%	#	7/25/2022	1,100	1,144,257
SLM Student Loan Trust 2008-5 A4(a)	2.166%	#	7/25/2023	3,370	3,507,165
SLM Student Loan Trust 2010-C A1†	1.889%	#	12/15/2017	2,116	2,121,960
SLM Student Loan Trust 2011-1 A2	1.389%	#	10/25/2034	2,500	2,472,687
SLM Student Loan Trust 2011-B A1†	1.089%	#	12/16/2024	2,258	2,251,009
SLM Student Loan Trust 2011-B A2†	3.74%		2/15/2029	1,000	1,016,376
SLM Student Loan Trust 2012-C A1†	1.339%	#	8/15/2023	2,210	2,210,000

Total					20,235,172

Total Asset-Backed Securities (cost $111,320,244)					111,323,760

CORPORATE BONDS 78.75%

Air Transportation 0.14%
Qantas Airways Ltd. (Australia)†(b)	6.05%		4/15/2016	2,250	2,341,868

Aluminum 0.33%
Alcoa, Inc.	5.72%		2/23/2019	5,000	5,345,355

Apparel 0.26%
PVH Corp.	7.75%		11/15/2023	3,275	3,750,694
Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%		1/19/2016	500	403,750

Total					4,154,444

Auto Parts: Original Equipment 0.62%
BorgWarner, Inc.	8.00%		10/1/2019	3,978	4,898,032
Hertz Corp. (The)	7.50%		10/15/2018	3,000	3,138,750
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	1,375	1,247,812
Stanadyne Corp.	10.00%		8/15/2014	500	433,750
Stanadyne Holdings, Inc.	12.00%		2/15/2015	500	365,000

Total					10,083,344

Auto: Replacement Parts 0.02%
PEP Boys-Manny Moe & Jack	7.50%		12/15/2014	375	381,098

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Auto: Trucks & Parts 0.12%
Commercial Vehicle Group, Inc.	7.875%	4/15/2019	$1,925	$1,934,625

Automotive 1.02%
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021	1,375	1,385,313
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	500	540,000
Ford Motor Co.	6.625%	10/1/2028	950	1,123,528
Ford Motor Co.	7.45%	7/16/2031	10,175	13,303,812
Tenneco, Inc.	7.75%	8/15/2018	100	108,000

Total				16,460,653

Banks: Diversified 4.40%
Banco Bradesco SA†	5.75%	3/1/2022	970	955,450
Banco Bradesco SA†	5.90%	1/16/2021	400	407,000
Banco del Estado de Chile (Chile)†(b)	3.875%	2/8/2022	700	717,933
Banco do Brasil SA (Brazil)†(b)	5.875%	1/26/2022	1,000	1,000,000
BanColombia SA (Colombia)(b)	4.25%	1/12/2016	500	517,500
Bank of Ceylon (Sri Lanka)†(b)	6.875%	5/3/2017	400	383,700
BBVA Bancomer SA†	4.50%	3/10/2016	225	222,750
CIT Group, Inc.†	7.00%	5/2/2016	4,100	4,100,000
Citigroup, Inc.	6.125%	11/21/2017	1,061	1,149,238
Citigroup, Inc.	8.50%	5/22/2019	13,315	16,330,035
Discover Bank	8.70%	11/18/2019	7,725	9,869,730
Finansbank AS (Turkey)†(b)	5.50%	5/11/2016	300	284,250
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	400	412,649
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	1,500	1,541,765
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	9,572	10,886,197
HSBC Bank Brasil SA - Banco Multiplo (Brazil)†(b)	4.00%	5/11/2016	500	509,250
Itau Unibanco Holding SA (Brazil)†(b)	6.20%	4/15/2020	600	630,000
JPMorgan Chase & Co.	4.35%	8/15/2021	6,282	6,570,055
JPMorgan Chase & Co.	4.50%	1/24/2022	3,200	3,420,515
JPMorgan Chase & Co.	5.375%	10/1/2012	2,250	2,286,083
JPMorgan Chase & Co.	6.30%	4/23/2019	484	563,183
Morgan Stanley	4.75%	3/22/2017	1,200	1,155,315
Morgan Stanley	5.75%	1/25/2021	800	755,438
Morgan Stanley	6.25%	8/28/2017	1,854	1,864,844
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	620	558,000
Regions Financial Corp.	7.75%	11/10/2014	1,150	1,253,500

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)
Sberbank of Russia via SB Capital SA
(Luxembourg)†(b)	6.125%	2/7/2022	$350	$360,287
Svenska Handelsbanken AB (Sweden)(b)	2.875%	4/4/2017	1,000	1,014,435
Synovus Financial Corp.	7.875%	2/15/2019	1,125	1,184,063
Vietnam Joint Stock Commercial Bank for
Industry & Trade (Vietnam)†(b)	8.00%	5/17/2017	350	335,346

Total				71,238,511

Banks: Money Center 1.26%
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	1,000	1,047,191
Huntington Bancshares, Inc.	7.00%	12/15/2020	5,000	5,914,040
SVB Financial Group	5.375%	9/15/2020	6,000	6,558,438
Zions Bancorporation	4.50%	3/27/2017	4,150	4,168,476
Zions Bancorporation	7.75%	9/23/2014	2,500	2,716,722

Total				20,404,867

Beverages 0.51%
Beam, Inc.	5.875%	1/15/2036	1,986	2,212,732
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	100	69,500
Central American Bottling Corp.†	6.75%	2/9/2022	500	523,750
Pernod Ricard SA (France)†(b)	5.75%	4/7/2021	2,134	2,413,865
Pernod-Ricard SA (France)†(b)	5.50%	1/15/2042	3,000	3,092,607

Total				8,312,454

Biotechnology Research & Production 0.84%
Amgen, Inc.	5.65%	6/15/2042	8,125	9,020,131
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	4,250	4,653,750

Total				13,673,881

Broadcasting 0.23%
Cox Communications, Inc.†	6.45%	12/1/2036	3,097	3,643,091

Brokers 0.84%
E*Trade Financial Corp.	6.75%	6/1/2016	550	561,000
E*Trade Financial Corp.	12.50%	11/30/2017	1,000	1,152,500
Jefferies Group, Inc.	8.50%	7/15/2019	2,180	2,321,700
Raymond James Financial, Inc.	8.60%	8/15/2019	7,700	9,511,710

Total				13,546,910

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building Materials 1.07%
Building Materials Corp. of America†	7.00%	2/15/2020	$3,400	$3,587,000
Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	380	380,000
Holcim US Finance SARL & Cie SCS (Luxembourg)†(b)	6.00%	12/30/2019	3,100	3,282,230
Nortek, Inc.	8.50%	4/15/2021	450	438,750
Owens Corning, Inc.	9.00%	6/15/2019	6,500	7,979,238
Voto-Votorantim Ltd.†	6.75%	4/5/2021	850	922,250
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	800	786,000

Total				17,375,468

Business Services 0.63%
Alliance Data Systems Corp.†	6.375%	4/1/2020	600	600,000
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	750	761,250
Iron Mountain, Inc.	8.75%	7/15/2018	2,000	2,075,000
Monitronics International, Inc.†	9.125%	4/1/2020	800	780,000
Nord Anglia Education (UK) Holdings plc (United Kingdom)†(b)	10.25%	4/1/2017	650	666,250
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	1,325	1,245,500
UR Financing Escrow Corp.†	7.625%	4/15/2022	1,750	1,793,750
Verisk Analytics, Inc.	4.875%	1/15/2019	1,000	1,094,990
Verisk Analytics, Inc.	5.80%	5/1/2021	1,000	1,125,327

Total				10,142,067

Cable Services 2.36%
Comcast Corp.	6.95%	8/15/2037	7,095	9,158,921
Historic TW, Inc.	9.15%	2/1/2023	3,101	4,280,267
TCI Communications, Inc.	7.875%	2/15/2026	1,900	2,537,279
Time Warner Cable, Inc.	6.55%	5/1/2037	2,100	2,466,385
Time Warner Cable, Inc.	7.30%	7/1/2038	11,250	14,367,465
Time Warner Cable, Inc.	8.75%	2/14/2019	4,125	5,471,949

Total				38,282,266

Chemicals 3.18%
Airgas, Inc.	7.125%	10/1/2018	6,000	6,499,290
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	4,605	5,456,925
Braskem Finance Ltd. (Brazil)†(b)	5.375%	5/2/2022	700	682,500
CF Industries, Inc.	7.125%	5/1/2020	6,025	7,305,312
Chemtura Corp.	7.875%	9/1/2018	300	312,750

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals (continued)
Dow Chemical Co. (The)	9.40%	5/15/2039	$2,900	$4,611,769
Incitec Pivot Finance LLC†	6.00%	12/10/2019	4,725	5,228,090
INEOS Finance plc (United Kingdom)†(b)	7.50%	5/1/2020	375	373,125
INEOS Group Holdings Ltd. (United Kingdom)†(b)	8.50%	2/15/2016	1,500	1,361,250
LyondellBasell Industries NV (Netherlands)†(b)	5.00%	4/15/2019	800	818,000
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	5,525	5,815,013
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	2,450	2,600,239
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	2,375	2,390,069
Westlake Chemical Corp.	6.625%	1/15/2016	450	463,500
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	5,925	7,523,227

Total				51,441,059

Coal 0.36%
Mongolian Mining Corp. (Mongolia)†(b)	8.875%	3/29/2017	400	390,000
Peabody Energy Corp.†	6.00%	11/15/2018	600	601,500
Peabody Energy Corp.	7.875%	11/1/2026	4,640	4,825,600

Total				5,817,100

Communications & Media 0.16%
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	1,150	1,124,125
Digicel Ltd. (Jamaica)†(b)	12.00%	4/1/2014	1,400	1,547,000

Total				2,671,125

Communications Services 0.12%
Avaya, Inc. PIK	10.125%	11/1/2015	2,325	1,929,750

Computer Software 0.63%
BMC Software, Inc.	7.25%	6/1/2018	5,500	6,656,864
SunGard Data Systems, Inc.	10.25%	8/15/2015	3,500	3,613,750

Total				10,270,614

Computer Technology 0.07%
EQT Corp.	6.50%	4/1/2018	1,000	1,157,007

Construction/Homebuilding 0.17%
CRH America, Inc.	8.125%	7/15/2018	1,500	1,796,899
Desarrolladora Homex SAB de CV (Mexico)†(b)	9.75%	3/25/2020	500	500,000
Odebrecht Finance Ltd.†	6.00%	4/5/2023	400	415,000

Total				2,711,899

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Consumer Products 0.28%
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	$2,000	$2,150,000
Tupperware Brands Corp.	4.75%	6/1/2021	2,225	2,318,365

Total				4,468,365

Containers 0.69%
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,500	3,870,000
Pactiv Corp.	7.95%	12/15/2025	3,525	2,837,625
Rock-Tenn Co.†	4.90%	3/1/2022	2,500	2,596,947
Sealed Air Corp.†	8.125%	9/15/2019	1,750	1,907,500

Total				11,212,072

Copper 0.25%
Freeport-McMoRan Corp.	7.125%	11/1/2027	2,000	2,498,360
Freeport-McMoRan Corp.	9.50%	6/1/2031	1,053	1,530,663

Total				4,029,023

Data Product, Equipment & Communications 0.24%
Fidelity National Information Services, Inc.†	5.00%	3/15/2022	3,000	2,928,750
Fidelity National Information Services, Inc.†	7.625%	7/15/2017	850	925,437

Total				3,854,187

Diversified 0.20%
Boart Longyear Management Pty Ltd.
(Australia)†(b)	7.00%	4/1/2021	1,000	1,037,500
Bombardier, Inc. (Canada)†(b)	7.45%	5/1/2034	2,153	2,163,765

Total				3,201,265

Electric: Power 4.31%
Allegheny Energy Supply Co. LLC†	6.75%	10/15/2039	3,000	3,239,928
Astoria Depositor Corp.†	8.144%	5/1/2021	2,500	2,175,000
Bruce Mansfield Unit 1	6.85%	6/1/2034	5,582	6,086,167
Central Maine Power Co.†	5.70%	6/1/2019	1,850	2,027,698
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	3,751	2,261,285
DPL, Inc.†	6.50%	10/15/2016	1,000	1,070,000
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	1,000	1,119,037
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	1,950	1,900,429
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	3,400	3,916,905
Elwood Energy LLC	8.159%	7/5/2026	1,497	1,530,751
Iberdrola International BV (Netherlands)(b)	6.75%	7/15/2036	2,450	2,409,132
Indiantown Cogeneration LP	9.77%	12/15/2020	1,534	1,597,294

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)
Mississippi Power Co.	5.40%	7/1/2035	$3,075	$3,555,890
National Fuel Gas Co.	6.50%	4/15/2018	1,400	1,601,208
National Fuel Gas Co.	8.75%	5/1/2019	3,975	4,993,149
NiSource Finance Corp.	6.25%	12/15/2040	1,900	2,229,107
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,900	2,090,000
Oncor Electric Delivery Co. LLC†	4.10%	6/1/2022	1,300	1,322,916
Oncor Electric Delivery Co. LLC	5.25%	9/30/2040	3,200	3,314,314
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	825	1,015,173
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	3,000	3,882,114
PNM Resources, Inc.	9.25%	5/15/2015	483	561,488
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	4,000	4,397,500
Red Oak Power LLC	8.54%	11/30/2019	1,852	1,963,563
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	198	194,126
Tenaska Alabama Partners LP†	7.00%	6/30/2021	1,924	2,046,169
Tenaska Georgia Partners LP	9.50%	2/1/2030	2,140	2,631,486
Tenaska Virginia Partners LP†	6.119%	3/30/2024	787	844,072
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,766	3,804,713

Total				69,780,614

Electrical: Household 0.09%
WireCo WorldGroup, Inc.	9.50%	5/15/2017	1,400	1,463,000

Electronics 0.33%
PerkinElmer, Inc.	5.00%	11/15/2021	1,700	1,842,676
Thomas & Betts Corp.	5.625%	11/15/2021	3,000	3,478,767

Total				5,321,443

Electronics: Semi-Conductors/Components 0.43%
KLA-Tencor Corp.	6.90%	5/1/2018	5,775	6,955,936

Energy Equipment & Services 2.02%
Alta Wind Holdings LLC†	7.00%	6/30/2035	3,367	3,763,635
Cameron International Corp.	7.00%	7/15/2038	4,133	5,598,694
Chesapeake Energy Corp.	9.50%	2/15/2015	2,250	2,385,000
Energy Transfer Partners LP	5.20%	2/1/2022	4,050	4,289,250
Energy Transfer Partners LP	5.95%	2/1/2015	2,266	2,476,208
Energy Transfer Partners LP	6.625%	10/15/2036	1,822	1,913,300
Energy Transfer Partners LP	9.70%	3/15/2019	4,131	5,363,566

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy Equipment & Services (continued)
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	$3,850	$4,286,567
NRG Energy, Inc.	7.375%	1/15/2017	2,500	2,587,500

Total				32,663,720

Engineering & Contracting Services 0.30%
Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	261	241,656
AGCO Corp.	5.875%	12/1/2021	2,425	2,642,077
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	2,450	1,904,875

Total				4,788,608

Entertainment 0.90%
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	750	820,313
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	750	828,750
Production Resource Group LLC	8.875%	5/1/2019	1,000	782,500
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	370	378,230
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	4,500	4,517,604
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	3,742	4,041,360
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	3,250	3,282,500

Total				14,651,257

Environmental Services 0.05%
Casella Waste Systems, Inc.	11.00%	7/15/2014	750	793,125

Fertilizers 0.26%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	3,375	4,289,112

Financial Services 5.11%
Air Lease Corp.†	5.625%	4/1/2017	2,000	1,965,000
Bank of America Corp.	5.625%	7/1/2020	3,100	3,215,804
Bank of America Corp.	7.625%	6/1/2019	16,625	19,030,172
BM&FBOVESPA SA (Brazil)†(b)	5.50%	7/16/2020	400	421,000
ERAC USA Finance LLC†	5.80%	10/15/2012	1,000	1,015,927
FMR LLC†	6.45%	11/15/2039	4,400	5,118,841
FMR LLC†	7.49%	6/15/2019	3,381	4,023,498
General Electric Capital Corp.	6.75%	3/15/2032	8,591	10,598,536
General Electric Capital Corp.	6.875%	1/10/2039	2,970	3,814,398
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	500	528,489
Merrill Lynch & Co., Inc.	5.45%	2/5/2013	1,500	1,530,211
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	800	813,800

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	$500	$502,521
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	2,000	2,110,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,375	2,422,500
Prudential Financial, Inc.	6.625%	6/21/2040	1,975	2,318,581
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†(c)	9.50%	6/15/2019	475	486,875
Salton Sea Funding Corp.	7.475%	11/30/2018	744	776,477
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	4,200	4,311,594
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	1,933	2,010,721
TD Ameritrade Holding Corp.	5.60%	12/1/2019	2,990	3,393,127
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	2,100	2,299,500
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	7,699	10,076,366

Total				82,783,938

Financial: Miscellaneous 1.12%
Bankrate, Inc.	11.75%	7/15/2015	600	678,000
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,375	2,535,771
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	2,405	2,541,496
SLM Corp.	8.45%	6/15/2018	11,650	12,349,000

Total				18,104,267

Food 1.81%
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%	2/10/2017	100	107,000
Danone SA (France)†(b)(c)	3.00%	6/15/2022	3,500	3,501,484
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	1,350	1,221,750
Flowers Foods, Inc.	4.375%	4/1/2022	6,350	6,497,466
Kraft Foods Group, Inc.†	3.50%	6/6/2022	2,300	2,355,685
Kraft Foods, Inc.	6.50%	11/1/2031	4,750	5,905,585
Kraft Foods, Inc.	6.875%	2/1/2038	3,035	4,006,149
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	2,000	1,905,000
Southern States Cooperative, Inc.†	11.25%	5/15/2015	1,500	1,608,750
Tyson Foods, Inc.	6.85%	4/1/2016	2,000	2,247,500

Total				29,356,369

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gaming 0.16%
CCM Merger, Inc.†	9.125%	5/1/2019	$1,375	$1,381,875
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	1,250	1,246,875

Total				2,628,750

Health Care Products 0.58%
Biomet, Inc.	11.625%	10/15/2017	3,250	3,461,250
Gilead Sciences, Inc.	5.65%	12/1/2041	3,950	4,594,905
Hanger Orthopedic Group, Inc.	7.125%	11/15/2018	1,250	1,278,125

Total				9,334,280

Health Care Services 0.54%
Centene Corp.	5.75%	6/1/2017	2,000	2,025,000
Kindred Healthcare, Inc.	8.25%	6/1/2019	1,450	1,268,750
Omega Healthcare Investors, Inc.†	5.875%	3/15/2024	1,500	1,488,750
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	1,800	1,908,000
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	1,900	2,061,500

Total				8,752,000

Hospital Management 0.07%
Universal Health Services, Inc.	7.125%	6/30/2016	1,000	1,130,000

Household Equipment/Products 0.05%
American Standard Americas†	10.75%	1/15/2016	575	451,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	9.875%	8/15/2019	350	349,563

Total				800,938

Household Furnishings 0.10%
Simmons Bedding Co.†	11.25%	7/15/2015	1,500	1,554,390

Industrial Products 0.35%
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	4,000	4,626,712
Western Power Distribution Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	930	1,085,929

Total				5,712,641

Insurance 2.90%
American International Group, Inc.	8.25%	8/15/2018	19,325	23,295,630
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,750	1,869,284
Liberty Mutual Group, Inc.†	4.95%	5/1/2022	475	474,798

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Insurance (continued)
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	$1,700	$1,755,282
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	4,100	4,369,780
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	1,400	1,557,956
Markel Corp.	7.125%	9/30/2019	6,100	7,190,680
Validus Holdings Ltd.	8.875%	1/26/2040	575	663,401
Willis North America, Inc.	6.20%	3/28/2017	2,000	2,266,088
Willis North America, Inc.	7.00%	9/29/2019	2,925	3,465,479

Total				46,908,378

Investment Management Companies 0.81%
Constellation Enterprises LLC†	10.625%	2/1/2016	100	99,500
Lazard Group LLC	6.85%	6/15/2017	3,000	3,300,579
Lazard Group LLC	7.125%	5/15/2015	5,350	5,829,130
Nuveen Investments, Inc.	10.50%	11/15/2015	775	786,625
Oaktree Capital Management LP†	6.75%	12/2/2019	2,275	2,490,750
Offshore Group Investments Ltd.†	11.50%	8/1/2015	225	240,750
Offshore Group Investments Ltd.	11.50%	8/1/2015	375	401,250

Total				13,148,584

Leasing 0.21%
International Lease Finance Corp.	8.25%	12/15/2020	860	961,050
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	1,450	1,471,750
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	1,000	1,011,445

Total				3,444,245

Leisure 0.31%
Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	4,000	4,895,488
Chester Downs & Marina LLC†	9.25%	2/1/2020	90	92,925

Total				4,988,413

Lodging 0.90%
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	1,750	1,811,250
Hyatt Hotels Corp.†	5.75%	8/15/2015	3,060	3,370,715
Hyatt Hotels Corp.†	6.875%	8/15/2019	4,400	5,248,976
Marina District Finance Co., Inc.	9.875%	8/15/2018	1,350	1,267,313
Sugarhouse HSP Gaming Prop. Mezz. LP/ Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	1,000	1,060,000
Wyndham Worldwide Corp.	7.375%	3/1/2020	1,500	1,826,710

Total				14,584,964

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery: Agricultural 0.91%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	$3,100	$2,650,500
BAT International Finance plc (United Kingdom)†(b)	9.50%	11/15/2018	2,276	3,136,169
Camposol SA (Peru)†(b)	9.875%	2/2/2017	700	724,500
Lorillard Tobacco Co.	8.125%	6/23/2019	1,250	1,560,951
Lorillard Tobacco Co.	8.125%	5/1/2040	3,990	4,976,707
MHP SA (Ukraine)†(b)	10.25%	4/29/2015	400	380,500
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	10.50%	1/28/2018	500	400,000
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	11.75%	2/9/2022	1,150	920,000

Total				14,749,327

Machinery: Industrial/Specialty 0.39%
Cleaver-Brooks, Inc.†	12.25%	5/1/2016	1,550	1,646,875
CPM Holdings, Inc.	10.625%	9/1/2014	900	958,500
Cummins, Inc.	7.125%	3/1/2028	1,955	2,657,191
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	500	520,000
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	500	495,000

Total				6,277,566

Machinery: Oil Well Equipment & Services 0.31%
Ormat Funding Corp.	8.25%	12/30/2020	665	626,771
Pride International, Inc.	7.875%	8/15/2040	700	1,010,470
Pride International, Inc.	8.50%	6/15/2019	2,530	3,311,128

Total				4,948,369

Manufacturing 0.39%
Hillenbrand, Inc.	5.50%	7/15/2020	4,825	5,344,802
JB Poindexter & Co., Inc.†	9.00%	4/1/2022	900	904,500

Total				6,249,302

Materials & Commodities 0.07%
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,075	1,147,563

Media 2.21%
Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022	2,600	2,632,500
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	300	315,750

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Media (continued)
NBCUniversal Media LLC	6.40%	4/30/2040		$7,645	$9,416,370
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020		600	684,000
News America, Inc.	6.75%	1/9/2038		7,370	8,501,479
News America, Inc.	6.90%	8/15/2039		1,000	1,203,972
Time Warner, Inc.	7.625%	4/15/2031		8,552	11,169,810
Viacom, Inc.	6.75%	10/5/2037		925	1,205,336
Videotron Ltee (Canada)(b)	9.125%	4/15/2018		550	603,625

Total					35,732,842

Metal Fabricating 0.06%
Xstrata Canada Corp. (Canada)(b)	6.20%	6/15/2035		925	943,025

Metals & Minerals: Miscellaneous 2.27%
Allied Nevada Gold Corp.†(d)	8.75%	6/1/2019	CAD	2,000	1,897,662
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019		$9,000	12,026,052
AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040		6,000	6,083,202
Compass Minerals International, Inc.	8.00%	6/1/2019		2,000	2,145,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019		1,000	1,037,500
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020		4,205	3,986,369
Mirabela Nickel Ltd. (Australia)†(b)	8.75%	4/15/2018		1,000	725,000
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020		250	255,625
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019		1,850	1,979,500
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018		1,000	1,050,000
Rio Tinto Finance USA Ltd. (Australia)(b)	9.00%	5/1/2019		4,099	5,639,470

Total					36,825,380

Natural Gas 1.17%
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019		4,200	5,327,746
SourceGas LLC†	5.90%	4/1/2017		4,150	4,410,720
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016		2,000	2,221,204
Tennessee Gas Pipeline Co.	8.375%	6/15/2032		2,000	2,697,654
Texas Eastern Transmission LP	7.00%	7/15/2032		3,164	4,232,764

Total					18,890,088

Oil 3.26%
Afren plc (United Kingdom)†(b)	10.25%	4/8/2019		400	407,000
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014		165	174,900

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)
Antero Resources Finance Corp.	7.25%	8/1/2019	$1,000	$1,017,500
Atwood Oceanics, Inc.	6.50%	2/1/2020	1,155	1,201,200
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	500	492,500
British Transco Finance, Inc.	6.625%	6/1/2018	925	1,119,117
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	7,000	8,758,512
Chaparral Energy, Inc.†	7.625%	11/15/2022	1,250	1,281,250
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	250	298,146
CNPC HK Overseas Capital Ltd. (China)†(b)	5.95%	4/28/2041	775	928,348
Continental Resources, Inc.	8.25%	10/1/2019	1,000	1,115,000
Ecopetrol SA (Colombia)(b)	7.625%	7/23/2019	540	669,600
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	2,025	2,055,375
HollyFrontier Corp.	9.875%	6/15/2017	2,100	2,331,000
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	700	721,875
Laredo Petroleum, Inc.†	7.375%	5/1/2022	275	281,875
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	834	886,709
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	500	512,500
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017	925	1,005,937
Oasis Petroleum, Inc.	6.50%	11/1/2021	110	110,550
Oasis Petroleum, Inc.	7.25%	2/1/2019	150	155,250
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	520	453,700
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	750	517,500
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000	1,232,500
PT Pertamina Persero (Indonesia)†(b)	4.875%	5/3/2022	2,100	2,021,250
QEP Resources, Inc.	6.875%	3/1/2021	1,950	2,120,625
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(b)	5.298%	9/30/2020	1,092	1,181,809
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	1,000	934,521
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	675	673,180
Rosetta Resources, Inc.	9.50%	4/15/2018	150	163,875
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,385	4,787,688
SM Energy Co.	6.50%	11/15/2021	200	205,500
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	7/18/2016	700	775,719
TransCanada Pipelines Ltd. (Canada)(b)	9.875%	1/1/2021	2,400	3,602,988
Valero Energy Corp.	9.375%	3/15/2019	1,575	2,086,855

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)
Valero Energy Corp.	10.50%	3/15/2039	$3,775	$5,723,523
WPX Energy, Inc.†	5.25%	1/15/2017	725	722,281

Total				52,727,658

Oil: Crude Producers 3.45%
Alberta Energy Co., Ltd. (Canada)(b)	8.125%	9/15/2030	4,965	6,426,388
Anadarko Petroleum Corp.	6.45%	9/15/2036	4,970	5,826,758
Chesapeake Midstream Partners LP/CHKM Finance Corp.	6.125%	7/15/2022	600	573,000
Enogex LLC†	6.25%	3/15/2020	4,000	4,551,788
Enterprise Products Operating LLC	6.50%	1/31/2019	4,500	5,462,928
Enterprise Products Operating LLC	7.55%	4/15/2038	4,300	5,726,159
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.50%	3/1/2020	150	149,625
Kerr-McGee Corp.	7.125%	10/15/2027	2,250	2,582,051
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,119	1,180,545
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,514	3,757,742
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	3,500	3,643,392
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	2,750	2,660,625
Pacific Rubiales Energy Corp. (Canada)†(b)	7.25%	12/12/2021	1,702	1,829,650
Petroleum Development Corp.	12.00%	2/15/2018	550	594,000
Southern Star Central Corp.†	6.75%	3/1/2016	1,125	1,144,688
Southwestern Energy Co.	7.50%	2/1/2018	7,625	9,179,341
W&T Offshore, Inc.	8.50%	6/15/2019	500	520,000

Total				55,808,680

Oil: Integrated Domestic 2.32%
Basic Energy Services, Inc.	7.75%	2/15/2019	450	441,000
Buckeye Partners LP	5.50%	8/15/2019	3,430	3,756,546
Buckeye Partners LP	6.05%	1/15/2018	4,550	5,192,214
Hess Corp.	7.125%	3/15/2033	1,900	2,397,219
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	6,815	8,118,921
Marathon Oil Corp.	6.60%	10/1/2037	1,875	2,369,002
Occidental Petroleum Corp.	9.25%	8/1/2019	898	1,237,731
Questar Gas Co.	7.20%	4/1/2038	3,202	4,591,742
Rowan Cos., Inc.	7.875%	8/1/2019	6,675	8,119,430
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,415,577

Total				37,639,382

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated International 2.51%
ENI SpA (Italy)†(b)	5.70%	10/1/2040	$8,400	$8,772,767
Petrobras International Finance Co. (Brazil)(b)	5.375%	1/27/2021	1,006	1,078,631
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	3,709	4,367,518
Suncor Energy, Inc. (Canada)(b)	6.50%	6/15/2038	5,700	7,002,177
Transocean, Inc.	6.00%	3/15/2018	4,950	5,585,065
Transocean, Inc.	6.375%	12/15/2021	600	690,146
Transocean, Inc.	6.80%	3/15/2038	3,000	3,491,343
Weatherford International Ltd.	9.875%	3/1/2039	6,775	9,687,247

Total				40,674,894

Paper & Forest Products 1.68%
Clearwater Paper Corp.	10.625%	6/15/2016	1,825	2,044,000
Georgia-Pacific LLC	8.875%	5/15/2031	8,000	11,281,184
International Paper Co.	9.375%	5/15/2019	4,150	5,560,925
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	300	299,250
Plum Creek Timberlands LP	4.70%	3/15/2021	2,375	2,506,815
Plum Creek Timberlands LP	5.875%	11/15/2015	2,000	2,226,592
Potlatch Corp.	6.95%	12/15/2015	500	511,250
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	2,400	2,436,000
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	350	369,250

Total				27,235,266

Plastics 0.05%
Plastipak Holdings, Inc.†	8.50%	12/15/2015	750	776,250

Printing 0.01%
Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	208	214,240

Radio & TV Broadcasters 0.15%
British Sky Broadcasting Group plc (United Kingdom)†(b)	9.50%	11/15/2018	1,800	2,449,940

Railroads 0.78%
Anadarko Holding Co.	7.95%	4/15/2029	4,307	5,293,161
Canadian Pacific Railway Co. (Canada)(b)	5.75%	3/15/2033	3,875	4,387,310
Canadian Pacific Railway Co. (Canada)(b)	6.50%	5/15/2018	2,514	2,993,462

Total				12,673,933

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts 3.08%
American Tower Corp.	4.70%	3/15/2022	$2,125	$2,210,213
American Tower Corp.	7.00%	10/15/2017	1,000	1,169,945
Entertainment Properties Trust	7.75%	7/15/2020	5,000	5,486,085
Federal Realty Investment Trust	5.90%	4/1/2020	750	855,942
Goodman Funding Pty Ltd. (Australia)†(b)	6.00%	3/22/2022	1,000	1,025,580
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	3,250	3,449,872
HCP, Inc.	6.00%	1/30/2017	5,700	6,414,769
HCP, Inc.	6.70%	1/30/2018	5,733	6,699,790
Health Care REIT, Inc.	4.95%	1/15/2021	2,000	2,121,464
Health Care REIT, Inc.	5.25%	1/15/2022	2,775	2,990,826
Health Care REIT, Inc.	6.125%	4/15/2020	2,010	2,275,999
Kilroy Realty LP	6.625%	6/1/2020	3,400	3,953,404
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	2,000	2,000,000
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	225	232,875
ProLogis	7.375%	10/30/2019	1,250	1,526,461
Rouse Co. LP (The)	6.75%	11/9/2015	1,550	1,627,500
Weyerhaeuser Co.	6.95%	8/1/2017	1,900	2,212,001
Weyerhaeuser Co.	7.375%	10/1/2019	1,175	1,403,471
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,280,682

Total				49,936,879

Restaurants 0.19%
OSI Restaurant Partners LLC	10.00%	6/15/2015	3,000	3,090,000

Retail 0.96%
DineEquity, Inc.	9.50%	10/30/2018	1,125	1,227,656
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,100	1,195,268
Fiesta Restaurant Group†	8.875%	8/15/2016	285	304,950
Macy’s Retail Holdings, Inc.	8.125%	8/15/2035	2,000	2,186,140
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	1,500	1,573,140
QVC, Inc.†	7.375%	10/15/2020	4,610	5,047,950
QVC, Inc.†	7.50%	10/1/2019	1,890	2,064,825
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	750	796,875
Wendy’s Co. (The)	10.00%	7/15/2016	1,000	1,085,010

Total				15,481,814

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail: Specialty 0.15%
Michaels Stores, Inc.	11.375%	11/1/2016	$750	$800,632
Sally Holdings LLC/Sally Capital, Inc.†	6.875%	11/15/2019	1,500	1,605,000

Total				2,405,632

Savings & Loan 0.28%
First Niagara Financial Group, Inc.	6.75%	3/19/2020	2,165	2,453,961
First Niagara Financial Group, Inc.	7.25%	12/15/2021	1,925	2,141,235

Total				4,595,196

Steel 0.76%
Allegheny Ludlum Corp.	6.95%	12/15/2025	850	1,026,973
Allegheny Technologies, Inc.	9.375%	6/1/2019	5,900	7,573,647
Valmont Industries, Inc.	6.625%	4/20/2020	3,168	3,780,339

Total				12,380,959

Technology 0.05%
Viasystems Group, Inc.†	7.875%	5/1/2019	750	735,000

Telecommunications 2.53%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	4,825	5,211,000
CenturyLink, Inc.	5.80%	3/15/2022	8,850	8,748,429
Consolidated Communications Finance Co.†	10.875%	6/1/2020	1,500	1,507,500
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	500	515,000
Frontier Communications Corp.	9.25%	7/1/2021	360	374,400
GeoEye, Inc.	8.625%	10/1/2016	75	78,375
GeoEye, Inc.	9.625%	10/1/2015	875	971,250
Intelsat Bermuda Ltd. (Luxembourg) PIK(b)	11.50%	2/4/2017	100	98,500
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019	1,000	1,095,000
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	581	607,871
NII Capital Corp.	7.625%	4/1/2021	1,900	1,610,250
Qtel International Finance Ltd. (Qatar)†(b)	4.75%	2/16/2021	400	418,400
Qwest Communications International, Inc.	7.125%	4/1/2018	1,000	1,056,646
Qwest Corp.	7.20%	11/10/2026	6,250	6,224,356
Sable International Finance Ltd.†	8.75%	2/1/2020	440	457,600
Telecom Italia Capital SpA (Italy)(b)	7.721%	6/4/2038	2,975	2,632,875
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	600	594,000
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	1,050	1,071,000
U.S. Cellular Corp.	6.70%	12/15/2033	4,925	5,190,009

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications (continued)
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	$300	$309,171
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	414	460,575
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	1,975	1,688,625

Total				40,920,832

Tobacco 1.17%
Altria Group, Inc.	9.95%	11/10/2038	9,500	15,217,100
Universal Corp.	6.25%	12/1/2014	3,500	3,790,447

Total				19,007,547

Transportation: Miscellaneous 1.32%
Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	3,950	3,995,927
Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	2,500	2,616,307
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	556	432,431
Florida East Coast Railway Corp.	8.125%	2/1/2017	175	180,250
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	5,250	5,709,375
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	500	548,750
Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%	2/1/2018	1,000	1,120,000
SCF Capital Ltd. (Ireland)†(b)	5.375%	10/27/2017	500	471,875
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	1,000	710,000
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	5,000	5,524,135

Total				21,309,050

Utilities 0.76%
El Paso Electric Co.	6.00%	5/15/2035	1,075	1,288,274
Public Service Co. of New Mexico	7.50%	8/1/2018	1,350	1,634,550
Public Service Co. of New Mexico	7.95%	5/15/2018	2,500	3,077,988
Williams Cos., Inc. (The)	8.75%	3/15/2032	4,550	6,358,743

Total				12,359,555

Utilities: Electrical 0.71%
Calpine Corp.†	7.50%	2/15/2021	1,905	2,000,250
IPALCO Enterprises, Inc.	5.00%	5/1/2018	1,000	990,000
Otter Tail Corp.	9.00%	12/15/2016	3,875	4,204,375
Puget Sound Energy, Inc.(e)	6.974%	6/1/2067	3,000	3,028,893

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Utilities: Electrical (continued)
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.50%	10/27/2036	$1,150	$1,247,750

Total				11,471,268

Utilities: Miscellaneous 0.09%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.50%	8/15/2021	800	830,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	600	640,500

Total				1,470,500

Total Corporate Bonds (cost $1,205,100,203)				1,275,151,277

FLOATING RATE LOANS(f) 0.92%

Aerospace 0.08%
DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	1,245	1,233,700

Automotive 0.05%
TI Automotive Ltd. New Term Loan	6.75%	3/14/2018	850	838,312

Broadcasting 0.05%
EMI Music Publishing Ltd. Term Loan B	5.50%	11/17/2017	856	852,840

Chemicals 0.04%
Norit NV Term Loan (Netherlands)(b)	6.75%	7/7/2017	348	347,815
Potters Holdings II LP 1st Lien Term Loan	6.00%	5/5/2017	248	248,642

Total				596,457

Energy Equipment & Services 0.02%
Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	275	277,750

Financial Services 0.02%
Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	300	303,563

Financial: Miscellaneous 0.05%
Moneygram International, Inc. Term Loan B	4.25%	11/20/2017	331	328,081
Moneygram International, Inc. Term Loan B1	4.25%	11/17/2017	448	441,034

Total				769,115

Health Care Products 0.04%
Wolverine Healthcare Term Loan B	6.75%	5/14/2017	750	743,437

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Leisure 0.01%
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	$100	$101,000

Manufacturing 0.03%
Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	495	495,103

Media 0.18%
Alpha D2 Ltd. New Term Loan B
(United Kingdom)(b)	5.75%	4/28/2017	989	987,941
Atlantic Broadband Finance LLC
2nd Lien Term Loan	9.75%	10/4/2019	2,000	1,982,500

Total				2,970,441

Metals & Minerals: Miscellaneous 0.11%
Preferred Sands Holding Co. LLC
Term Loan B	7.50%	12/15/2016	1,796	1,755,101

Oil: Crude Producers 0.10%
Chesapeake Energy Corp. Unsecured
Term Loan	8.50%	12/1/2017	1,700	1,660,475

Retail 0.03%
Lord & Taylor Holdings LLC Term Loan B	5.75%	1/11/2019	424	426,940

Retail: Specialty 0.05%
Neiman-Marcus Group, Inc. (The)
Extended Term Loan	4.75%	5/16/2018	800	788,938

Services 0.05%
Road Infrastructure Investment LLC
2nd Lien Term Loan	10.25%	9/28/2018	425	423,937
Road Infrastructure Investment LLC
Term Loan B	6.25%	3/30/2018	350	346,500

Total				770,437

Telecommunications 0.01%
Genesys Telecom Holdings, U.S., Inc.
Term Loan B	6.75%	1/31/2019	250	250,625

Total Floating Rate Loans (cost $14,714,547)				14,834,234

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

FOREIGN BONDS(d) 0.25%

Canada 0.13%
Shaw Communications, Inc.	6.75%	11/9/2039	CAD	2,000	$2,064,036

Croatia 0.03%
Agrokor dd†	9.875%	5/1/2019	EUR	450	550,861

United Kingdom 0.09%
Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	200	234,269
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	1,000	1,221,044

Total					1,455,313

Total Foreign Bonds (cost $4,419,033)					4,070,210

FOREIGN GOVERNMENT OBLIGATIONS 1.02%

Argentina 0.07%
City of Buenos Aires†(b)	9.95%	3/1/2017		$500	365,000
Provincia de Buenos Aires†(b)	10.875%	1/26/2021		320	184,000
Provincia de Buenos Aires†(b)	11.75%	10/5/2015		410	305,450
Provincia de Neuquen†(b)	7.875%	4/26/2021		200	166,000
Republic of Argentina(b)	8.28%	12/31/2033		200	119,043

Total					1,139,493

Brazil 0.05%
Federal Republic of Brazil(b)	5.625%	1/7/2041		700	820,750

Cayman Islands 0.11%
Cayman Islands Government†	5.95%	11/24/2019		1,600	1,746,648

Croatia 0.02%
Republic of Croatia†(b)	6.25%	4/27/2017		300	290,063

Dominican Republic 0.01%
Dominican Republic†(b)	9.04%	1/23/2018		109	122,086

Ghana 0.07%
Republic of Ghana†(b)	8.50%	10/4/2017		1,025	1,140,312

Iceland 0.11%
Republic of Iceland†(b)	5.875%	5/11/2022		1,875	1,840,991

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Indonesia 0.11%
Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018	$900	$895,500
Republic of Indonesia†(b)	5.25%	1/17/2042	890	884,437

Total				1,779,937

Mexico 0.04%
United Mexican States(b)	4.75%	3/8/2044	650	661,375

Namibia 0.06%
Republic of Namibia†(b)	5.50%	11/3/2021	1,000	1,030,000

Peru 0.02%
Republic of Peru(b)	6.55%	3/14/2037	200	261,000

Qatar 0.02%
State of Qatar†(b)	3.125%	1/20/2017	250	258,450

Romania 0.09%
Republic of Romania†(b)	6.75%	2/7/2022	1,500	1,508,550

Russia 0.10%
Russia Eurobonds†(b)	5.00%	4/29/2020	1,500	1,593,750

Slovakia 0.05%
Republic of Slovakia†(b)	4.375%	5/21/2022	900	864,000

South Africa 0.02%
Republic of South Africa(b)	4.665%	1/17/2024	350	359,975

Ukraine 0.05%
Ukraine Government†(b)	6.25%	6/17/2016	900	787,500

Venezuela 0.02%
Republic of Venezuela(b)	9.375%	1/13/2034	450	331,875

Total Foreign Government Obligations (cost $16,753,458)				16,536,755

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%	(g)	10/15/2020	$—	(h)	$5,804
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	17		16,181
Federal Home Loan Mortgage Corp. 181 F IO	494.14%	(g)	8/15/2021	2		14,817
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%	(g)	12/15/2020	—	(h)	3,662
Federal Home Loan Mortgage Corp. 1032 IO	544.714%	(g)	12/15/2020	—	(h)	4,778
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(g)	2/15/2021	—	(h)	3,848
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(g)	2/15/2021	—	(h)	4,147
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(g)	4/15/2021	—	(h)	2,472
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(g)	4/15/2021	—	(h)	2,893
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(g)	4/15/2021	—	(h)	9,711
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(g)	5/15/2021	—	(h)	17,678
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	22		20,429
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%	(g)	9/15/2021	—	(h)	4,602
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	40		38,534
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(g)	11/15/2021	—	(h)	2,244
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(g)	2/15/2022	—	(h)	877
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(g)	4/15/2022	—	(h)	1,359
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	75		67,987
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	35		32,388
Federal National Mortgage Assoc. 94 2 IO	9.50%	(g)	8/1/2021	9		1,717

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value

Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	$4		$3,933
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%	(g)	12/25/2021	—	(h)	3,190

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $194,169)						263,251

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 9.20%
Federal Home Loan Mortgage Corp.(i)	3.50%		TBA	76,000		79,621,879
Federal Home Loan Mortgage Corp.(i)	4.00%		TBA	50,000		53,054,685
Federal National Mortgage Assoc.(i)	5.50%		TBA	15,000		16,357,035

Total Government Sponsored Enterprises Pass-Throughs (cost $146,776,853)						149,033,599

MUNICIPAL BONDS 0.70%

Other Revenue 0.24%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%		1/1/2042	1,149		1,382,580
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%		7/1/2043	2,000		2,439,280

Total						3,821,860

Transportation 0.22%
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%		7/1/2042	1,395		1,608,826
Metro WA DC Arpts Auth Build America Bds	7.462%		10/1/2046	1,655		1,989,591

Total						3,598,417

Utilities 0.24%
Guam Pwr Auth Rev Sub Ser A	7.50%		10/1/2015	1,500		1,578,330
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%		6/1/2039	395		529,636
Muni Elec Auth GA Build America Bds	7.055%		4/1/2057	960		1,049,280
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%		6/15/2042	620		723,813

Total						3,881,059

Total Municipal Bonds (cost $9,795,687)						11,301,336

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.73%
Arkle Master Issuer plc 2010-1A 2A†	1.616%	#	5/17/2060	$1,000	$1,002,368
Arkle Master Issuer plc 2010-2A 1A1†	1.866%	#	5/17/2060	4,000	4,022,156
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	1,325	1,440,500
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%		12/10/2046	1,350	1,514,097
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	3,000	3,010,620
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.419%	#	6/15/2022	2,551	2,418,365
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.814%	#	6/15/2038	2,240	2,526,535
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	2,500	2,425,674
Credit Suisse Mortgage Capital Certificates 2009-RR2 IQA†	5.695%		4/16/2049	3,000	3,302,955
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.774%	#	9/15/2039	1,300	1,254,625
Fosse Master Issuer plc 2012-1A 2A2†	1.727%	#	10/18/2054	1,000	1,001,243
Fosse Master Issuer plc 2012-1A 2B1†	2.277%	#	4/18/2013	1,250	1,251,627
Gracechurch Mortgage Financing plc 2006-1 A6†	0.567%	#	11/20/2056	1,411	1,407,936
Gracechurch Mortgage Financing plc 2011-1A 2A1†	2.017%	#	11/20/2056	2,500	2,521,537
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.874%	#	7/10/2038	4,020	4,132,486
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1,707	1,746,635
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	3,175	3,193,782
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%		11/10/2039	1,750	1,973,997
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	2,000	2,031,336
GS Mortgage Securities Corp. II 2012-GCJ7 C(c)	5.721%	#	5/10/2045	1,515	1,420,257
Holmes Master Issuer plc 2010-1A A2†	1.867%	#	10/15/2054	2,500	2,514,477
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	579	579,659
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 AJ	5.502%		6/12/2047	2,465	1,686,213
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.802%	#	6/15/2049	3,044	3,054,659

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.817%	#	6/15/2049	$3,465	$3,024,841
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A2SF	0.369%	#	1/15/2049	3,249	3,218,412
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%	#	3/18/2051	3,810	3,724,820
Merrill Lynch Floating Trust 2008-LAQA A1†	0.777%	#	7/9/2021	2,549	2,494,860
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.489%	#	11/12/2037	2,500	2,486,102
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.219%	#	11/12/2037	1,235	1,162,602
Merrill Lynch Mortgage Trust 2005-CKI1 B	5.219%	#	11/12/2037	2,400	2,125,052
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	465	465,832
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.531%	#	2/12/2039	900	770,989
Morgan Stanley Reremic Trust 2009-GG10 A4B†	5.786%	#	8/12/2045	1,200	1,209,551
Permanent Master Issuer plc 2010-1A†	1.617%	#	7/15/2042	3,250	3,259,373
Silverstone Master Issuer plc 2012-1A†	2.016%	#	1/21/2055	3,000	3,029,895
UBS Commercial Mortgage Trust 2012-C1 D†	5.72%	#	5/10/2045	2,835	2,331,656
UBS-Citigroup Commercial Mortgage Trust 2011-C1 B†	5.875%	#	1/10/2045	1,400	1,581,841
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.241%	#	7/15/2042	1,590	1,475,845
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	1,774	1,850,855
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	3,360	3,298,351
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.736%	#	6/15/2049	3,580	3,814,152

Total Non-Agency Commercial Mortgage- Backed Securities (cost $92,195,630)					92,758,768

Total Long-Term Investments (cost $1,601,269,824)					1,675,273,190

SHORT-TERM INVESTMENTS 4.94%

Commercial Paper 0.25%

Household Furnishing
Newell Rubbermaid, Inc. (cost $3,986,132)	Zero Coupon		9/5/2012	4,000	3,986,132

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Investments	Principal Amount (000)	Fair Value

Repurchase Agreements 4.69%
Repurchase Agreement dated 5/31/2012, 0.15% due 6/1/2012 with Bank of America Corp. collateralized by $49,904,000 of U.S. Treasury Bond at 6.125% due 11/15/2027; value: $76,919,286; proceeds: $75,222,313	$75,222	$75,222,000
Repurchase Agreement dated 5/31/2012, 0.01% due 6/1/2012 with Fixed Income Clearing Corp. collateralized by $830,000 of Federal Home Loan Bank at 0.17% due 2/13/2013; value: $830,788; proceeds: $810,465	810	810,465

Total Repurchase Agreements (cost $76,032,465)		76,032,465

Total Short-Term Investments (cost $80,018,597)		80,018,597

Total Investments in Securities 108.41% (cost $1,681,288,421)		1,755,291,787

Liabilities in Excess of Cash, Foreign Cash and Other Assets(j) (8.41%)		(136,097,689)

Net Assets 100.00%		$1,619,194,098

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2012.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2012.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Investment in non-U.S. dollar denominated securities.
(e)

Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.

(f)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2012.

(g)

IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.

(h)	Amount is less than $1,000.
(i)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(j)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized depreciation on futures contracts and forward foreign currency exchange contracts, as follows:

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Open Futures Contracts at May 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	September 2012	424	Short	$(56,789,500)	$(96,796)
U.S. 30-Year Treasury Bond	September 2012	596	Short	(89,232,375)	(360,531)

Totals				$(146,021,875)	$(457,327)

Open Forward Foreign Currency Exchange Contracts at May 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Argentine peso	Buy	Credit Suisse	6/1/2012	10,035,000	$2,215,232	$2,245,469	$30,237
Argentine peso	Buy	Credit Suisse	7/13/2012	3,150,000	690,487	654,409	(36,078)
Argentine peso	Buy	Credit Suisse	7/13/2012	700,000	152,838	145,424	(7,414)
Argentine peso	Buy	Deutsche Bank AG	8/6/2012	21,761,620	4,730,787	4,397,619	(333,168)
Argentine peso	Buy	Deutsche Bank AG	8/6/2012	1,501,000	320,384	303,324	(17,060)
Argentine peso	Buy	Deutsche Bank AG	8/6/2012	1,725,000	344,966	348,590	3,624
Argentine peso	Buy	Credit Suisse	9/10/2012	13,070,000	2,573,341	2,541,506	(31,835)
Brazilian real	Buy	UBS AG	6/1/2012	3,430,000	1,950,193	1,700,672	(249,521)
Brazilian real	Buy	UBS AG	6/1/2012	160,000	91,324	79,332	(11,992)
Brazilian real	Buy	UBS AG	6/1/2012	215,000	119,305	106,602	(12,703)
Brazilian real	Buy	Barclays Bank plc	7/13/2012	2,750,000	1,490,515	1,352,581	(137,934)
Brazilian real	Buy	Barclays Bank plc	7/13/2012	1,354,000	728,466	665,962	(62,504)
Brazilian real	Buy	Deutsche Bank AG	8/6/2012	345,000	176,511	169,002	(7,509)
Brazilian real	Buy	Deutsche Bank AG	8/6/2012	1,950,000	1,023,085	955,227	(67,858)
Brazilian real	Buy	Deutsche Bank AG	8/6/2012	2,265,000	1,176,929	1,109,533	(67,396)
Brazilian real	Buy	Goldman Sachs	8/6/2012	3,340,000	1,680,926	1,636,132	(44,794)
Brazilian real	Buy	UBS AG	9/10/2012	4,440,000	2,188,486	2,162,057	(26,429)
Brazilian real	Buy	UBS AG	9/10/2012	500,000	245,050	243,475	(1,575)
British pound	Buy	UBS AG	7/12/2012	875,000	1,390,506	1,348,319	(42,187)
British pound	Buy	UBS AG	7/12/2012	451,000	716,774	694,962	(21,812)
Chilean peso	Buy	UBS AG	6/1/2012	1,115,000,000	2,294,711	2,157,090	(137,621)
Chilean peso	Buy	Credit Suisse	8/6/2012	426,950,000	875,256	819,844	(55,412)
Chilean peso	Buy	Deutsche Bank AG	8/6/2012	1,736,950,000	3,552,045	3,335,350	(216,695)
Chilean peso	Buy	Deutsche Bank AG	8/6/2012	129,095,000	257,161	247,893	(9,268)
Chilean peso	Buy	Deutsche Bank AG	8/6/2012	61,020,000	123,447	117,173	(6,274)
Chilean peso	Buy	UBS AG	9/10/2012	1,120,305,000	2,164,213	2,142,949	(21,264)
Chinese yuan renminbi	Buy	Credit Suisse	6/1/2012	12,960,000	2,062,053	2,034,856	(27,197)
Chinese yuan renminbi	Buy	Credit Suisse	6/1/2012	1,000,000	158,983	157,011	(1,972)
Chinese yuan renminbi	Buy	UBS AG	7/13/2012	18,300,000	2,894,654	2,875,493	(19,161)
Chinese yuan renminbi	Buy	UBS AG	7/13/2012	12,390,000	1,961,219	1,946,851	(14,368)
Chinese yuan renminbi	Buy	UBS AG	7/13/2012	1,070,000	169,223	168,130	(1,093)
Chinese yuan renminbi	Buy	Deutsche Bank AG	8/6/2012	1,425,000	224,622	223,582	(1,040)
Chinese yuan renminbi	Buy	Credit Suisse	9/10/2012	15,275,000	2,404,376	2,392,768	(11,608)
Colombian peso	Buy	Credit Suisse	6/1/2012	1,625,875,000	921,437	889,428	(32,009)
Colombian peso	Buy	Goldman Sachs	6/1/2012	1,936,080,000	1,086,465	1,059,125	(27,340)
Colombian peso	Buy	Barclays Bank plc	6/29/2012	3,732,000,000	2,050,212	2,034,843	(15,369)
Colombian peso	Buy	UBS AG	7/13/2012	450,000,000	244,126	244,905	779

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Colombian peso	Buy	UBS AG	7/13/2012	1,150,000,000	$646,431	$625,867	$(20,564)
Colombian peso	Buy	UBS AG	7/13/2012	1,464,060,000	816,314	796,789	(19,525)
Colombian peso	Buy	Goldman Sachs	8/6/2012	7,019,660,000	3,939,203	3,808,203	(131,000)
Colombian peso	Buy	Goldman Sachs	8/6/2012	670,500,000	371,057	363,750	(7,307)
Czech koruna	Buy	Credit Suisse	6/1/2012	36,750,000	1,906,615	1,767,116	(139,499)
Czech koruna	Buy	Credit Suisse	6/1/2012	3,000,000	160,914	144,254	(16,660)
Czech koruna	Buy	Credit Suisse	6/1/2012	3,675,000	193,712	176,712	(17,000)
Czech koruna	Buy	Deutsche Bank AG	7/13/2012	61,170,000	3,311,509	2,940,493	(371,016)
Czech koruna	Buy	Deutsche Bank AG	7/13/2012	4,250,000	228,892	204,301	(24,591)
Czech koruna	Buy	Deutsche Bank AG	7/13/2012	4,350,000	229,930	209,108	(20,822)
Czech koruna	Buy	Goldman Sachs	8/6/2012	2,715,000	142,576	130,511	(12,065)
Czech koruna	Buy	Goldman Sachs	8/6/2012	67,605,000	3,585,997	3,249,795	(336,202)
Hong Kong dollar	Buy	Morgan Stanley	6/1/2012	30,310,000	3,910,408	3,905,148	(5,260)
Hong Kong dollar	Buy	Morgan Stanley	6/1/2012	1,035,000	133,481	133,350	(131)
Hong Kong dollar	Buy	Barclays Bank plc	7/13/2012	31,400,000	4,046,935	4,046,036	(899)
Hong Kong dollar	Buy	Barclays Bank plc	7/13/2012	7,915,000	1,019,996	1,019,885	(111)
Hong Kong dollar	Buy	Barclays Bank plc	7/13/2012	2,700,000	347,905	347,908	3
Hong Kong dollar	Buy	Barclays Bank plc	8/6/2012	28,935,000	3,729,645	3,728,665	(980)
Hungarian forint	Buy	Barclays Bank plc	6/1/2012	16,500,000	75,649	67,875	(7,774)
Hungarian forint	Buy	Barclays Bank plc	6/1/2012	51,155,000	222,854	210,433	(12,421)
Hungarian forint	Buy	Barclays Bank plc	6/1/2012	576,000,000	2,557,386	2,369,459	(187,927)
Hungarian forint	Buy	J.P. Morgan	7/13/2012	447,980,000	2,014,299	1,832,138	(182,161)
Hungarian forint	Buy	UBS AG	8/6/2012	60,240,000	271,743	245,543	(26,200)
Hungarian forint	Buy	UBS AG	8/6/2012	55,000,000	235,123	224,185	(10,938)
Hungarian forint	Buy	UBS AG	8/6/2012	564,120,000	2,478,450	2,299,401	(179,049)
Hungarian forint	Buy	Barclays Bank plc	9/10/2012	652,485,000	2,651,839	2,647,881	(3,958)
Hungarian forint	Buy	Barclays Bank plc	9/10/2012	48,125,000	195,398	195,298	(100)
Indian rupee	Buy	Goldman Sachs	6/1/2012	52,430,000	1,040,587	933,624	(106,963)
Indian rupee	Buy	Goldman Sachs	6/1/2012	9,180,000	179,070	163,469	(15,601)
Indian rupee	Buy	Barclays Bank plc	7/13/2012	25,000,000	486,571	440,247	(46,324)
Indian rupee	Buy	Barclays Bank plc	7/13/2012	60,324,000	1,161,417	1,062,299	(99,118)
Indian rupee	Buy	UBS AG	8/6/2012	25,530,000	465,961	447,189	(18,772)
Indian rupee	Buy	UBS AG	8/6/2012	115,910,000	2,189,873	2,030,303	(159,570)
Indian rupee	Buy	UBS AG	8/6/2012	126,895,000	2,361,145	2,222,719	(138,426)
Indian rupee	Buy	Goldman Sachs	9/10/2012	71,510,000	1,260,755	1,250,344	(10,411)
Indian rupee	Buy	Goldman Sachs	9/10/2012	10,000,000	173,458	174,849	1,391
Indonesian rupiah	Buy	UBS AG	6/1/2012	827,030,000	89,525	87,982	(1,543)
Indonesian rupiah	Buy	UBS AG	7/13/2012	12,388,545,000	1,340,027	1,278,488	(61,539)
Indonesian rupiah	Buy	UBS AG	7/13/2012	4,865,563,000	526,291	502,122	(24,169)
Indonesian rupiah	Buy	Barclays Bank plc	8/6/2012	2,683,515,000	287,007	275,232	(11,775)
Indonesian rupiah	Buy	Barclays Bank plc	8/6/2012	2,500,000,000	264,410	256,410	(8,000)
Indonesian rupiah	Buy	Barclays Bank plc	8/6/2012	13,698,075,000	1,480,073	1,404,931	(75,142)
Indonesian rupiah	Buy	Barclays Bank plc	8/6/2012	25,450,235,000	2,751,674	2,610,280	(141,394)
Indonesian rupiah	Buy	UBS AG	9/10/2012	2,695,000,000	274,860	274,424	(436)
Israeli new shekel	Buy	Morgan Stanley	6/1/2012	10,900,000	2,892,959	2,792,187	(100,772)
Malaysian ringgit	Buy	UBS AG	6/1/2012	400,000	132,983	126,113	(6,870)
Malaysian ringgit	Buy	UBS AG	6/1/2012	275,000	90,357	86,703	(3,654)
Malaysian ringgit	Buy	UBS AG	6/1/2012	3,155,000	1,045,394	994,719	(50,675)
Malaysian ringgit	Buy	Barclays Bank plc	7/13/2012	1,100,000	358,551	345,022	(13,529)
Malaysian ringgit	Buy	Barclays Bank plc	7/13/2012	1,080,000	351,060	338,749	(12,311)

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Malaysian ringgit	Buy	Barclays Bank plc	8/6/2012	590,000	$191,745	$184,849	$(6,896)
Malaysian ringgit	Buy	Barclays Bank plc	8/6/2012	7,938,000	2,576,018	2,486,998	(89,020)
Malaysian ringgit	Buy	UBS AG	9/10/2012	4,240,000	1,340,076	1,326,068	(14,008)
Mexican peso	Buy	Morgan Stanley	6/1/2012	98,365,000	7,628,446	6,854,608	(773,838)
Mexican peso	Buy	Morgan Stanley	6/1/2012	2,400,000	185,931	167,245	(18,686)
Mexican peso	Buy	Morgan Stanley	6/1/2012	4,285,000	327,772	298,602	(29,170)
Mexican peso	Buy	J.P. Morgan	7/13/2012	36,050,000	2,811,245	2,501,466	(309,779)
Mexican peso	Buy	J.P. Morgan	7/13/2012	5,000,000	386,205	346,944	(39,261)
Mexican peso	Buy	J.P. Morgan	7/13/2012	6,000,000	453,566	416,333	(37,233)
Mexican peso	Buy	UBS AG	8/6/2012	4,025,000	303,106	278,620	(24,486)
Mexican peso	Buy	UBS AG	8/6/2012	6,265,000	451,645	433,678	(17,967)
Mexican peso	Buy	UBS AG	8/6/2012	58,840,000	4,443,672	4,073,043	(370,629)
Mexican peso	Buy	Deutsche Bank AG	9/10/2012	62,200,000	4,380,590	4,293,536	(87,054)
Mexican peso	Buy	Deutsche Bank AG	9/10/2012	3,250,000	224,533	224,341	(192)
Peruvian Nuevo sol	Buy	Credit Suisse	6/1/2012	7,350,000	2,727,273	2,714,681	(12,592)
Peruvian Nuevo sol	Buy	Credit Suisse	6/1/2012	1,985,000	737,370	733,149	(4,221)
Peruvian Nuevo sol	Buy	Credit Suisse	7/13/2012	635,000	240,121	233,950	(6,171)
Peruvian Nuevo sol	Buy	Credit Suisse	7/13/2012	2,475,000	925,234	911,854	(13,380)
Peruvian Nuevo sol	Buy	Credit Suisse	9/10/2012	9,290,000	3,431,210	3,412,023	(19,187)
Philippine peso	Buy	Barclays Bank plc	6/1/2012	30,440,000	708,731	699,690	(9,041)
Philippine peso	Buy	Goldman Sachs	7/13/2012	30,000,000	694,766	686,951	(7,815)
Philippine peso	Buy	Goldman Sachs	7/13/2012	33,665,000	784,915	770,873	(14,042)
Philippine peso	Buy	Barclays Bank plc	8/6/2012	223,125,000	5,276,694	5,103,500	(173,194)
Philippine peso	Buy	Barclays Bank plc	8/6/2012	6,715,000	158,582	153,591	(4,991)
Philippine peso	Buy	Barclays Bank plc	8/6/2012	10,190,000	239,539	233,074	(6,465)
Philippine peso	Buy	Barclays Bank plc	8/6/2012	6,940,000	160,913	158,737	(2,176)
Philippine peso	Buy	Barclays Bank plc	9/10/2012	38,605,000	887,063	881,462	(5,601)
Philippine peso	Buy	Barclays Bank plc	9/10/2012	92,095,000	2,100,468	2,102,792	2,324
Philippine peso	Buy	Barclays Bank plc	9/10/2012	8,530,000	194,882	194,764	(118)
Polish zloty	Buy	UBS AG	6/1/2012	380,000	117,296	107,160	(10,136)
Polish zloty	Buy	UBS AG	6/1/2012	1,335,000	415,551	376,470	(39,081)
Polish zloty	Buy	UBS AG	6/1/2012	14,790,000	4,561,830	4,170,779	(391,051)
Polish zloty	Buy	Goldman Sachs	7/13/2012	14,185,000	4,482,966	3,981,559	(501,407)
Polish zloty	Buy	Goldman Sachs	7/13/2012	900,000	284,540	252,619	(31,921)
Polish zloty	Buy	Goldman Sachs	7/13/2012	1,250,000	388,211	350,860	(37,351)
Polish zloty	Buy	Barclays Bank plc	8/6/2012	1,735,000	526,851	485,650	(41,201)
Polish zloty	Buy	Barclays Bank plc	8/6/2012	775,000	226,002	216,933	(9,069)
Polish zloty	Buy	Barclays Bank plc	8/6/2012	800,000	232,800	223,931	(8,869)
Polish zloty	Buy	Barclays Bank plc	8/6/2012	15,600,000	4,867,091	4,366,653	(500,438)
Polish zloty	Buy	UBS AG	9/10/2012	8,200,000	2,286,798	2,286,684	(114)
Polish zloty	Buy	UBS AG	9/10/2012	525,000	146,818	146,404	(414)
Romanian new leu	Buy	UBS AG	6/1/2012	5,170,000	1,544,944	1,426,541	(118,403)
Romanian new leu	Buy	UBS AG	6/1/2012	4,880,000	1,483,283	1,346,523	(136,760)
Romanian new leu	Buy	Morgan Stanley	7/13/2012	3,480,000	1,044,731	955,618	(89,113)
Romanian new leu	Buy	Goldman Sachs	8/6/2012	1,450,000	435,305	397,153	(38,152)
Russian ruble	Buy	Barclays Bank plc	6/1/2012	25,345,000	846,244	759,401	(86,843)
Russian ruble	Buy	Barclays Bank plc	7/13/2012	135,840,000	4,574,430	4,038,508	(535,922)
Russian ruble	Buy	Barclays Bank plc	7/13/2012	20,835,000	697,639	619,422	(78,217)
Russian ruble	Buy	J.P. Morgan	8/6/2012	75,235,000	2,522,971	2,227,453	(295,518)
Russian ruble	Buy	J.P. Morgan	8/6/2012	7,720,000	254,366	228,563	(25,803)

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)
INCOME FUND May 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Russian ruble	Buy	J.P. Morgan	8/6/2012	9,065,000	$289,432	$268,384	$(21,048)
Russian ruble	Buy	Barclays Bank plc	9/10/2012	32,185,000	983,619	946,077	(37,542)
Singapore dollar	Buy	Goldman Sachs	6/1/2012	11,150,000	8,840,156	8,652,801	(187,355)
Singapore dollar	Buy	Goldman Sachs	6/1/2012	110,000	87,208	85,364	(1,844)
Singapore dollar	Buy	Goldman Sachs	6/1/2012	200,000	160,237	155,207	(5,030)
Singapore dollar	Buy	Goldman Sachs	6/1/2012	435,000	344,620	337,576	(7,044)
Singapore dollar	Buy	J.P. Morgan	7/13/2012	3,455,000	2,736,200	2,681,371	(54,829)
Singapore dollar	Buy	J.P. Morgan	7/13/2012	500,000	396,228	388,042	(8,186)
Singapore dollar	Buy	J.P. Morgan	7/13/2012	450,000	357,803	349,238	(8,565)
Singapore dollar	Buy	Morgan Stanley	8/6/2012	340,000	272,226	263,887	(8,339)
Singapore dollar	Buy	Morgan Stanley	8/6/2012	165,000	128,874	128,063	(811)
Singapore dollar	Buy	Morgan Stanley	8/6/2012	4,420,000	3,544,052	3,430,532	(113,520)
Singapore dollar	Buy	J.P. Morgan	9/10/2012	200,000	155,450	155,252	(198)
South African rand	Buy	Barclays Bank plc	6/1/2012	41,045,000	5,231,328	4,834,454	(396,874)
South African rand	Buy	Barclays Bank plc	6/1/2012	690,000	87,411	81,271	(6,140)
South African rand	Buy	Barclays Bank plc	6/1/2012	1,850,000	238,282	217,901	(20,381)
South African rand	Buy	J.P. Morgan	7/13/2012	5,740,000	741,315	672,192	(69,123)
South African rand	Buy	J.P. Morgan	7/13/2012	1,500,000	191,546	175,660	(15,886)
South African rand	Buy	J.P. Morgan	7/13/2012	1,860,000	230,238	217,818	(12,420)
South African rand	Buy	Barclays Bank plc	8/6/2012	1,900,000	239,959	221,729	(18,230)
South African rand	Buy	Barclays Bank plc	8/6/2012	2,045,000	239,449	238,651	(798)
South African rand	Buy	Barclays Bank plc	8/6/2012	7,650,000	965,659	892,753	(72,906)
South African rand	Buy	J.P. Morgan	9/10/2012	54,625,000	6,333,186	6,343,529	10,343
South African rand	Buy	J.P. Morgan	9/10/2012	1,850,000	213,335	214,838	1,503
South Korean won	Buy	UBS AG	6/1/2012	805,000,000	715,238	682,059	(33,179)
South Korean won	Buy	UBS AG	6/1/2012	428,000,000	376,231	362,635	(13,596)
South Korean won	Buy	J.P. Morgan	8/6/2012	2,056,690,000	1,739,641	1,738,979	(662)
South Korean won	Buy	UBS AG	8/6/2012	126,165,000	110,978	106,675	(4,303)
South Korean won	Buy	UBS AG	8/6/2012	300,000,000	256,323	253,657	(2,666)
South Korean won	Buy	UBS AG	8/6/2012	5,366,060,000	4,722,397	4,537,127	(185,270)
South Korean won	Buy	J.P. Morgan	9/10/2012	170,000,000	143,098	143,176	78
Taiwan dollar	Buy	Barclays Bank plc	8/6/2012	17,075,000	580,980	572,410	(8,570)
Thai baht	Buy	Barclays Bank plc	6/1/2012	48,610,000	1,573,648	1,527,896	(45,752)
Thai baht	Buy	Deutsche Bank AG	7/13/2012	17,272,000	557,521	541,735	(15,786)
Thai baht	Buy	UBS AG	8/6/2012	87,595,000	2,836,938	2,743,989	(92,949)
Thai baht	Buy	UBS AG	8/6/2012	4,440,000	142,825	139,087	(3,738)
Thai baht	Buy	UBS AG	8/6/2012	9,605,000	305,337	300,885	(4,452)
Thai baht	Buy	UBS AG	8/6/2012	83,085,000	2,674,984	2,602,710	(72,274)
Thai baht	Buy	Barclays Bank plc	9/10/2012	110,000,000	3,435,353	3,439,464	4,111
Thai baht	Buy	Barclays Bank plc	9/10/2012	4,500,000	140,855	140,705	(150)
Turkish lira	Buy	Goldman Sachs	6/1/2012	10,705,000	5,921,235	5,740,716	(180,519)
Turkish lira	Buy	Goldman Sachs	6/1/2012	735,000	404,040	394,155	(9,885)
Turkish lira	Buy	J.P. Morgan	7/13/2012	11,830,000	6,349,632	6,279,438	(70,194)
Turkish lira	Buy	J.P. Morgan	7/13/2012	550,000	298,265	291,943	(6,322)
Turkish lira	Buy	J.P. Morgan	7/13/2012	650,000	353,139	345,024	(8,115)
Turkish lira	Buy	J.P. Morgan	7/13/2012	565,000	308,288	299,906	(8,382)
Turkish lira	Buy	Barclays Bank plc	8/6/2012	415,000	224,480	219,085	(5,395)
Turkish lira	Buy	Barclays Bank plc	8/6/2012	545,000	288,598	287,714	(884)
Turkish lira	Buy	Barclays Bank plc	8/6/2012	2,765,000	1,509,165	1,459,687	(49,478)
Turkish lira	Buy	Goldman Sachs	9/10/2012	9,800,000	5,178,336	5,134,139	(44,197)

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
INCOME FUND May 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Turkish lira	Buy	Goldman Sachs	9/10/2012	550,000	$288,230	$288,140	$(90)
British pound	Sell	Barclays Bank plc	7/12/2012	140,000	218,598	215,731	2,867
British pound	Sell	UBS AG	7/12/2012	1,350,000	2,128,437	2,080,263	48,174
Canadian dollar	Sell	J.P. Morgan	6/4/2012	2,100,000	2,100,525	2,033,076	67,449
Canadian dollar	Sell	Barclays Bank plc	8/22/2012	2,018,000	1,971,762	1,950,360	21,402
Canadian dollar	Sell	J.P. Morgan	9/4/2012	2,089,000	2,026,011	2,018,436	7,575
Chilean peso	Sell	UBS AG	6/1/2012	72,935,000	148,152	141,101	7,051
Czech koruna	Sell	Credit Suisse	6/1/2012	43,425,000	2,299,030	2,088,082	210,948
Czech koruna	Sell	Credit Suisse	7/13/2012	45,350,000	2,400,576	2,180,012	220,564
Czech koruna	Sell	Credit Suisse	7/13/2012	24,420,000	1,274,433	1,173,890	100,543
Czech koruna	Sell	Credit Suisse	8/6/2012	5,600,000	292,235	269,194	23,041
Czech koruna	Sell	Goldman Sachs	8/6/2012	64,720,000	3,115,658	3,111,112	4,546
euro	Sell	Morgan Stanley	7/31/2012	455,000	601,565	562,818	38,747
euro	Sell	J.P. Morgan	8/13/2012	533,000	690,331	659,394	30,937
euro	Sell	Morgan Stanley	8/13/2012	533,000	690,331	659,394	30,937
Hong Kong dollar	Sell	Morgan Stanley	6/1/2012	31,345,000	4,040,554	4,038,497	2,057
Hong Kong dollar	Sell	Barclays Bank plc	7/13/2012	28,830,000	3,716,691	3,714,879	1,812
Hong Kong dollar	Sell	Morgan Stanley	7/13/2012	13,185,000	1,699,908	1,698,949	959
Hong Kong dollar	Sell	Barclays Bank plc	8/6/2012	4,765,000	614,355	614,035	320
Israeli new shekel	Sell	Morgan Stanley	6/1/2012	524,000	140,785	134,230	6,555
Israeli new shekel	Sell	Morgan Stanley	6/1/2012	10,376,000	2,743,159	2,657,957	85,202
Mexican peso	Sell	Morgan Stanley	6/1/2012	46,160,000	3,541,670	3,216,680	324,990
Peruvian Nuevo sol	Sell	Credit Suisse	6/1/2012	332,000	124,275	122,622	1,653
Polish zloty	Sell	UBS AG	6/1/2012	2,680,000	831,666	755,760	75,906
Polish zloty	Sell	UBS AG	6/1/2012	6,220,000	1,964,084	1,754,040	210,044
Romanian new leu	Sell	UBS AG	6/1/2012	10,050,000	2,986,813	2,773,064	213,749
Romanian new leu	Sell	UBS AG	7/13/2012	3,480,000	1,031,102	955,618	75,484
Romanian new leu	Sell	UBS AG	8/6/2012	1,450,000	428,874	397,152	31,722
Singapore dollar	Sell	Goldman Sachs	6/1/2012	10,711,000	8,655,214	8,312,122	343,092
Singapore dollar	Sell	J.P. Morgan	7/13/2012	1,984,000	1,555,651	1,539,751	15,900
Singapore dollar	Sell	J.P. Morgan	7/13/2012	895,000	694,849	694,595	254
South Korean won	Sell	UBS AG	6/1/2012	1,233,000,000	1,095,027	1,044,694	50,333
Taiwan dollar	Sell	Barclays Bank plc	8/6/2012	17,075,000	589,199	572,410	16,789
Turkish lira	Sell	Goldman Sachs	6/1/2012	2,005,000	1,118,300	1,075,211	43,089

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(9,256,403)

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 92.39%

ASSET-BACKED SECURITIES 7.63%

Automobiles 3.23%
Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$682	$683,528
Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	15	15,119
Ally Auto Receivables Trust 2011-5 A2	0.80%	6/16/2014	810	811,238
Ally Auto Receivables Trust 2012-1 A2	0.71%	9/15/2014	700	700,778
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	400	399,853
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	2	1,608
AmeriCredit Automobile Receivables Trust 2010-4 A2	0.96%	5/8/2014	258	258,401
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	305	304,901
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	204	204,806
Bank of America Auto Trust 2012-1 A2	0.59%	11/17/2014	500	499,954
CarMax Auto Owner Trust 2011-2 A2	0.68%	9/15/2014	658	658,388
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	138	137,838
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	200	199,991
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	329	329,425
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	200	199,942
Ford Credit Auto Owner Trust 2011-B A2	0.68%	1/15/2014	140	140,384
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	760	759,710
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	73	72,782
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	310	309,965
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	11	11,129
Nissan Auto Lease Trust 2012-A A3	0.98%	5/15/2015	500	501,773
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	265	264,907
Porsche Financial Auto Securitization Trust 2011-1 A2†	0.56%	12/16/2013	84	83,688
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	52	51,961
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	48	47,537
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	13	12,858

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%		8/15/2013	$43	$42,981
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	460	463,702
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	116	115,621
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%		9/15/2015	125	125,233
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	170	170,650
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%		4/15/2016	500	500,806

Total					9,081,457

Credit Cards 2.62%
American Express Credit Account Master Trust 2005-4 A	0.309%	#	1/15/2015	650	650,006
American Express Credit Account Master Trust 2007-7 A	0.279%	#	2/17/2015	275	275,010
Capital One Multi-Asset Execution Trust 2005-A10 A	0.319%	#	9/15/2015	150	149,963
Capital One Multi-Asset Execution Trust 2006-A5	0.299%	#	1/15/2016	280	279,861
Chase Issuance Trust 2004-A8	0.359%	#	9/15/2015	250	250,207
Chase Issuance Trust 2005-A11 A	0.309%	#	12/15/2014	500	500,152
Chase Issuance Trust 2007-A16	0.774%	#	6/16/2014	175	175,022
Chase Issuance Trust 2007-A17 A	5.12%		10/15/2014	322	327,681
Chase Issuance Trust 2008-A4	4.65%		3/15/2015	200	206,509
Citibank Credit Card Issuance Trust 2002-A10	0.489%	#	12/17/2014	170	170,198
Citibank Credit Card Issuance Trust 2005-C	0.649%	#	7/15/2014	100	100,011
Citibank Credit Card Issuance Trust 2007-A7	0.59%	#	8/20/2014	600	600,419
Citibank Credit Card Issuance Trust 2008-C6	6.30%		6/20/2014	300	300,848
Citibank Omni Master Trust 2009-A14A†	2.989%	#	8/15/2018	300	315,756
Discover Card Master Trust 2009-A1	1.539%	#	12/15/2014	435	435,228
Discover Card Master Trust 2009-A2 A	1.539%	#	2/17/2015	600	601,584
Discover Card Master Trust 2010-A1	0.889%	#	9/15/2015	230	231,003
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	1,100	1,104,445
MBNA Credit Card Master Note Trust 2005-B1	0.529%	#	11/15/2014	100	100,007

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Credit Cards (continued)
World Financial Network Credit Card Master Trust 2006-A†	0.369%	#	2/15/2017	$450	$449,016
World Financial Network Credit Card Master Trust 2009-B A	3.79%		5/15/2016	150	150,610

Total					7,373,536

Home Equity 0.20%
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.309%	#	12/25/2036	105	98,402
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.359%	#	4/25/2037	91	89,808
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2A	0.299%	#	5/25/2037	108	104,231
Option One Mortgage Loan Trust 2005-1 A4	0.639%	#	2/25/2035	289	254,964

Total					547,405

Other 1.58%
Carrington Mortgage Loan Trust 2005-NC3 A1D	0.569%	#	6/25/2035	169	167,508
Morgan Stanley ABS Capital I 2006-HE1 A3	0.419%	#	1/25/2036	186	175,825
Nelnet Student Loan Trust 2010-4A A†	1.039%	#	4/25/2046	352	355,375
Nelnet Student Loan Trust 2012-1A A†	1.092%	#	12/27/2039	500	500,687
Pennsylvania Higher Education Assistance Agency 2005-1 A1	0.496%	#	7/25/2016	10	10,018
Saxon Asset Securities Trust 2006-3 A2	0.349%	#	10/25/2046	90	87,421
SLM Student Loan Trust 2007-2 A2	0.466%	#	7/25/2017	695	692,889
SLM Student Loan Trust 2010-A 2A†	3.489%	#	5/16/2044	261	270,617
SLM Student Loan Trust 2010-C A1†	1.889%	#	12/15/2017	294	294,717
SLM Student Loan Trust 2011-1 A1(a)	0.759%	#	3/25/2026	526	523,170
SLM Student Loan Trust 2011-A A1†	1.239%	#	10/15/2024	257	257,053
SLM Student Loan Trust 2011-B A1†	1.089%	#	12/16/2024	724	722,022
SLM Student Loan Trust 2012-C A1†	1.339%	#	8/15/2023	375	375,000

Total					4,432,302

Total Asset-Backed Securities (cost $21,436,295)					21,434,700

CORPORATE BONDS 47.39%

Advertising 0.04%
MDC Partners, Inc.	11.00%		11/1/2016	105	113,925

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Air Transportation 0.06%
Continental Airlines, Inc.	7.461%	4/1/2015	$24	$23,841
Qantas Airways Ltd. (Australia)†(b)	6.05%	4/15/2016	125	130,104

Total				153,945

Auto Parts: Original Equipment 0.13%
Hertz Corp. (The)	7.50%	10/15/2018	150	156,937
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	100	90,750
Stanadyne Corp.	10.00%	8/15/2014	85	73,738
Stanadyne Holdings, Inc.	12.00%	2/15/2015	50	36,500

Total				357,925

Auto: Replacement Parts 0.03%
PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	75	76,220

Auto: Trucks & Parts 0.01%
Commercial Vehicle Group, Inc.	7.875%	4/15/2019	25	25,125

Automotive 0.21%
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	50	54,000
Kia Motors Corp. (South Korea)†(b)	3.625%	6/14/2016	200	206,277
Tenneco, Inc.	7.75%	8/15/2018	50	54,000
TRW Automotive, Inc.†	8.875%	12/1/2017	250	280,000

Total				594,277

Banks: Diversified 8.15%
Associated Banc-Corp.	5.125%	3/28/2016	725	774,880
Banco del Estado de Chile COD	2.03%	4/2/2015	100	100,000
Banco do Brasil SA	3.875%	1/23/2017	200	200,500
Banco do Nordeste do Brasil SA (Brazil)†(b)	4.375%	5/3/2019	200	199,500
Banco Industrial e Comercial SA (Brazil)†(b)	6.25%	1/20/2013	100	98,900
BanColombia SA (Colombia)(b)	4.25%	1/12/2016	100	103,500
Bank of Ceylon (Sri Lanka)†(b)	6.875%	5/3/2017	200	191,850
Bank of Nova Scotia (Canada)†(b)	2.15%	8/3/2016	750	781,086
Barclays Bank plc (United Kingdom)†(b)	2.50%	9/21/2015	720	715,340
CIT Group, Inc.†	4.75%	2/15/2015	250	249,688
CIT Group, Inc.†	7.00%	5/2/2016	325	325,000
Citigroup, Inc.	4.45%	1/10/2017	50	51,624
Citigroup, Inc.	4.587%	12/15/2015	175	182,287
Citigroup, Inc.	4.70%	5/29/2015	375	389,733

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)
Citigroup, Inc.	5.30%		1/7/2016	$175	$184,113
Citigroup, Inc.	5.50%		4/11/2013	1,125	1,155,541
Citigroup, Inc.	5.85%		8/2/2016	500	541,354
Citigroup, Inc.	6.125%		11/21/2017	300	324,949
Commonwealth Bank of Australia (Australia)†(b)	2.70%		11/25/2014	280	292,947
DBS Bank Ltd. (Singapore)†(b)	2.35%		2/28/2017	200	199,874
DnB Bank ASA (Norway)†(b)	3.20%		4/3/2017	370	374,182
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2016	1,030	1,051,023
Fifth Third Bank	4.75%		2/1/2015	250	266,177
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%		2/9/2016	150	154,743
First Midwest Bancorp, Inc.	5.875%		11/22/2016	125	125,677
Goldman Sachs Group, Inc. (The)	3.30%		5/3/2015	550	542,387
Goldman Sachs Group, Inc. (The)	3.625%		2/7/2016	745	734,390
Goldman Sachs Group, Inc. (The)	3.70%		8/1/2015	650	645,274
Goldman Sachs Group, Inc. (The)	5.125%		1/15/2015	100	103,145
Goldman Sachs Group, Inc. (The)	5.35%		1/15/2016	265	275,505
HSBC USA, Inc.	2.375%		2/13/2015	750	752,890
JPMorgan Chase & Co.	3.15%		7/5/2016	95	96,955
JPMorgan Chase & Co.	3.45%		3/1/2016	2,095	2,158,376
JPMorgan Chase & Co.	5.375%		10/1/2012	400	406,415
JPMorgan Chase Bank NA	6.00%		10/1/2017	125	139,117
Morgan Stanley	2.066%	#	1/24/2014	50	48,146
Morgan Stanley	4.75%		3/22/2017	175	168,483
Morgan Stanley	5.375%		10/15/2015	450	448,589
Morgan Stanley	6.00%		4/28/2015	800	814,250
Morgan Stanley	6.00%		5/13/2014	475	483,472
Nordea Bank AB (Sweden)†(b)	3.125%		3/20/2017	225	226,760
Nordea Eiendomskreditt AS (Norway)†(b)	2.125%		9/22/2016	1,000	1,013,680
Provident Funding Associates LP/PFG Finance Corp.†	10.125%		2/15/2019	15	13,500
Regions Financial Corp.	7.75%		11/10/2014	125	136,250
Sberbank via SB Capital SA (Russia)†(b)	4.95%		2/7/2017	200	199,750
Sberbank via SB Capital SA (Russia)(b)	5.40%		3/24/2017	100	101,846
Shinhan Bank (South Korea)†(b)	4.375%		7/27/2017	200	208,670
Silicon Valley Bank	5.70%		6/1/2012	250	250,000
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%		6/30/2017	750	758,611
Svenska Handelsbanken AB (Sweden)(b)	2.875%		4/4/2017	300	304,331
Swedbank Hypotek AB (Sweden)†(b)	2.95%		3/28/2016	780	813,514

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)
Synovus Financial Corp.	7.875%		2/15/2019	$200	$210,500
Toronto-Dominion Bank (The) (Canada)†(b)	1.625%		9/14/2016	750	765,207
Turkiye Vakiflar Bankasi Tao (Turkey)†(b)	5.75%		4/24/2017	200	198,250
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(b)	6.00%		4/12/2017	200	201,000
Wells Fargo Bank, NA	4.75%		2/9/2015	250	266,308
Westpac Banking Corp. (Australia)†(b)	2.90%		9/10/2014	350	366,638

Total					22,886,677

Banks: Money Center 1.05%
Banco de Credito del Peru (Peru)†(b)	4.75%		3/16/2016	100	102,750
Banco Latinoamericano de Comercio Exterior SA (Panama)†(b)	3.75%		4/4/2017	200	199,300
Caribbean Development Bank†	0.766%	#	7/19/2013	200	200,026
European Investment Bank (Luxembourg)(b)	1.625%		6/15/2017	600	600,757
European Investment Bank (Luxembourg)(b)	4.875%		2/16/2016	196	221,007
European Investment Bank (Luxembourg)(b)	5.125%		9/13/2016	193	223,289
Export Credit Bank of Turkey (Turkey)†(b)	5.875%		4/24/2019	200	199,600
Export-Import Bank of Korea (South Korea)(b)	3.75%		10/20/2016	200	209,438
Zions Bancorporation	4.50%		3/27/2017	775	778,450
Zions Bancorporation	7.75%		9/23/2014	200	217,338

Total					2,951,955

Beverages 0.35%
Beam, Inc.	4.875%		12/1/2013	83	87,410
Central American Bottling Corp.†	6.75%		2/9/2022	30	31,425
Cott Beverages, Inc.	8.375%		11/15/2017	101	109,332
FBG Finance Ltd. (Australia)†(b)	5.125%		6/15/2015	180	198,237
Pernod-Ricard SA (France)†(b)	2.95%		1/15/2017	550	557,228

Total					983,632

Biotechnology Research & Production 0.20%
Bio-Rad Laboratories, Inc.	8.00%		9/15/2016	357	390,915
Life Technologies Corp.	3.375%		3/1/2013	160	162,252

Total					553,167

Broadcasting 0.09%
Cox Communications, Inc.	4.625%		6/1/2013	50	51,818
Cox Communications, Inc.	7.125%		10/1/2012	190	193,879

Total					245,697

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Brokers 0.26%
E*Trade Financial Corp.	6.75%	6/1/2016	$100	$102,000
E*Trade Financial Corp.	12.50%	11/30/2017	100	115,250
Raymond James Financial, Inc.	8.60%	8/15/2019	420	518,821

Total				736,071

Building Materials 0.11%
Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	50	50,000
Nortek, Inc.	8.50%	4/15/2021	165	160,875
Owens Corning, Inc.	6.50%	12/1/2016	75	84,288

Total				295,163

Business Services 0.39%
Alliance Data Systems Corp.†	6.375%	4/1/2020	75	75,000
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	100	101,500
Iron Mountain, Inc.	8.75%	7/15/2018	275	285,313
Monitronics International, Inc.†	9.125%	4/1/2020	150	146,250
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	236	221,840
UR Financing Escrow Corp.†	5.75%	7/15/2018	75	76,500
Verisk Analytics, Inc.	4.875%	1/15/2019	175	191,623

Total				1,098,026

Cable Services 0.16%
Historic TW, Inc.	9.125%	1/15/2013	125	131,018
Time Warner Cable, Inc.	6.20%	7/1/2013	303	319,957

Total				450,975

Chemicals 1.16%
Airgas, Inc.	2.85%	10/1/2013	125	127,961
Airgas, Inc.	7.125%	10/1/2018	425	460,366
Chemtura Corp.	7.875%	9/1/2018	75	78,188
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	450	464,474
INEOS Finance plc (United Kingdom)†(b)	7.50%	5/1/2020	100	99,500
INEOS Group Holdings Ltd. (United Kingdom)†(b)	8.50%	2/15/2016	155	140,663
LyondellBasell Industries NV (Netherlands)†(b)	5.00%	4/15/2019	200	204,500
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	250	265,330
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	700	704,441
Phibro Animal Health Corp.†	9.25%	7/1/2018	15	14,850
Westlake Chemical Corp.	6.625%	1/15/2016	150	154,500

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals (continued)
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	$500	$538,649

Total				3,253,422

Coal 0.11%
Peabody Energy Corp.†	6.00%	11/15/2018	100	100,250
Yancoal International Resources Development Co. Ltd. (Hong Kong)†(b)	4.461%	5/16/2017	200	197,437

Total				297,687

Communications & Media 0.08%
Digicel Ltd. (Jamaica)†(b)	12.00%	4/1/2014	200	221,000

Communications Services 0.12%
Avaya, Inc. PIK	10.125%	11/1/2015	395	327,850

Communications Technology 0.01%
Motorola Solutions, Inc.	5.375%	11/15/2012	25	25,536

Computer Hardware 0.78%
Hewlett-Packard Co.	1.25%	9/13/2013	425	424,245
Hewlett-Packard Co.	2.35%	3/15/2015	500	504,752
Hewlett-Packard Co.	4.50%	3/1/2013	695	711,804
Hewlett-Packard Co.	6.125%	3/1/2014	165	177,391
Seagate Technology International†	10.00%	5/1/2014	337	378,704

Total				2,196,896

Computer Software 0.29%
SunGard Data Systems, Inc.	10.25%	8/15/2015	800	826,000

Construction/Homebuilding 0.07%
CRH America, Inc.	4.125%	1/15/2016	125	128,287
CRH America, Inc.	6.00%	9/30/2016	21	23,135
Desarrolladora Homex SAB de CV (Mexico)†(b)	9.75%	3/25/2020	50	50,000

Total				201,422

Consumer Products 0.40%
Avon Products, Inc.	4.625%	5/15/2013	150	152,967
Avon Products, Inc.	4.80%	3/1/2013	175	177,611
Avon Products, Inc.	5.625%	3/1/2014	525	547,327
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	225	241,875

Total				1,119,780

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Containers 0.44%
Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	$300	$325,500
Rock-Tenn Co.†	4.45%	3/1/2019	250	256,052
Rock-Tenn Co.	5.625%	3/15/2013	300	308,250
Sealed Air Corp.	7.875%	6/15/2017	200	217,000
Sealed Air Corp.†	8.125%	9/15/2019	125	136,250

Total				1,243,052

Copper 0.04%
Southern Copper Corp.	6.375%	7/27/2015	100	111,250

Data Product, Equipment & Communications 0.33%
Fidelity National Information Services, Inc.	7.625%	7/15/2017	855	935,156

Diversified 0.09%
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	225	257,183

Electric: Power 1.37%
AES Red Oak LLC	8.54%	11/30/2019	218	231,396
Black Hills Corp.	6.50%	5/15/2013	385	401,260
Dominion Resources, Inc.	6.25%	6/30/2012	100	100,395
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	500	528,769
Entergy Mississippi, Inc.	3.25%	6/1/2016	80	83,518
FPL Energy Virginia Funding Corp.†	7.52%	6/30/2019	100	106,057
Iberdrola International BV (Netherlands)(b)	6.75%	6/15/2012	150	150,145
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	1,000	1,007,232
NiSource Finance Corp.	6.15%	3/1/2013	150	155,436
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	350	385,000
Oncor Electric Delivery Co.	5.95%	9/1/2013	125	133,046
Oncor Electric Delivery Co.	6.375%	1/15/2015	150	168,135
Oncor Electric Delivery Co.	6.80%	9/1/2018	50	59,651
PPL WEM Holdings plc (United Kingdom)†(b)	3.90%	5/1/2016	200	210,919
Scottish Power Ltd. (United Kingdom)(b)	5.375%	3/15/2015	125	132,589

Total				3,853,548

Electrical: Household 0.06%
WireCo WorldGroup, Inc.	9.50%	5/15/2017	160	167,200

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electronics 0.14%
FLIR Systems, Inc.	3.75%	9/1/2016	$250	$257,453
Jabil Circuit, Inc.	7.75%	7/15/2016	115	130,812

Total				388,265

Electronics: Semi-Conductors/Components 0.01%
Agilent Technologies, Inc.	5.50%	9/14/2015	25	28,119

Energy Equipment & Services 1.01%
Chesapeake Energy Corp.	7.625%	7/15/2013	175	180,250
Energy Transfer Partners LP	5.95%	2/1/2015	800	874,213
Energy Transfer Partners LP	6.00%	7/1/2013	595	621,014
Energy Transfer Partners LP	8.50%	4/15/2014	128	142,170
Gazprom OAO via RBS AG (Germany)†(b)	9.625%	3/1/2013	230	242,008
NRG Energy, Inc.	7.375%	1/15/2017	750	776,250

Total				2,835,905

Engineering & Contracting Services 0.09%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	325	252,687

Entertainment 1.12%
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	250	273,437
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	205	226,525
Production Resource Group LLC	8.875%	5/1/2019	200	156,500
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	105	107,336
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	250	250,978
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	190	205,200
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	400	404,000
Universal City Development Partners Ltd./ UCDP Finance, Inc.	8.875%	11/15/2015	955	1,029,646
Universal City Development Partners Ltd./ UCDP Finance, Inc.	10.875%	11/15/2016	200	237,023
WMG Acquisition Corp.	9.50%	6/15/2016	230	246,675

Total				3,137,320

Environmental Services 0.11%
Casella Waste Systems, Inc.	11.00%	7/15/2014	300	317,250

Financial Services 4.83%
Air Lease Corp.†	5.625%	4/1/2017	260	255,450

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)
American Express Bank FSB	5.50%		4/16/2013	$375	$389,672
American Express Credit Corp.	7.30%		8/20/2013	100	107,292
Aon Corp.	3.125%		5/27/2016	50	52,014
Aon Corp.	3.50%		9/30/2015	25	26,152
Banco Bradesco SA†	2.566%	#	5/16/2014	200	200,299
Banco Bradesco SA†	4.50%		1/12/2017	200	204,000
Bank of America Corp.	3.875%		3/22/2017	1,136	1,133,487
Bank of America Corp.	7.375%		5/15/2014	1,050	1,133,402
Bear Stearns Cos. LLC (The)	5.55%		1/22/2017	125	135,611
Credit Suisse AG (Guernsey)†(b)	1.625%		3/6/2015	860	864,408
ERAC USA Finance LLC†	2.25%		1/10/2014	200	201,438
ERAC USA Finance LLC†	2.75%		3/15/2017	100	101,682
ERAC USA Finance LLC†	5.80%		10/15/2012	225	228,584
FMR LLC†	4.75%		3/1/2013	300	307,768
General Electric Capital Corp.	2.30%		4/27/2017	900	897,714
General Electric Capital Corp.	4.375%		9/21/2015	835	908,043
General Electric Capital Corp.	5.40%		9/20/2013	1,125	1,189,235
General Electric Capital Corp.	5.625%		9/15/2017	600	686,239
Hyundai Capital America†	3.75%		4/6/2016	100	102,690
Hyundai Capital America†	4.00%		6/8/2017	100	102,765
Hyundai Capital Services, Inc. (South Korea)†(b)	3.50%		9/13/2017	200	202,931
Marsh & McLennan Cos., Inc.	5.375%		7/15/2014	150	160,601
Merrill Lynch & Co., Inc.	5.45%		2/5/2013	400	408,056
Merrill Lynch & Co., Inc.	6.05%		8/15/2012	650	653,277
MU Finance plc (United Kingdom)†(b)	8.375%		2/1/2017	300	316,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%		3/15/2020	275	281,875
Prudential Financial, Inc.	6.20%		1/15/2015	125	137,530
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%		6/15/2019	50	51,250
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	327	339,907
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%		1/15/2018	900	985,500
Woodside Finance Ltd. (Australia)†(b)	4.50%		11/10/2014	350	371,932
Woodside Finance Ltd. (Australia)†(b)	5.00%		11/15/2013	100	104,628
Woodside Finance Ltd. (Australia)†(b)	8.125%		3/1/2014	300	330,902

Total					13,572,834

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Financial: Miscellaneous 1.66%
Compagnie de Financement Foncier (France)†(b)	1.625%		7/23/2012	$1,200	$1,200,754
Compagnie de Financement Foncier (France)†(b)	2.125%		4/22/2013	500	502,838
Ford Motor Credit Co. LLC	2.75%		5/15/2015	500	508,712
Ford Motor Credit Co. LLC	4.25%		2/3/2017	200	213,424
Ford Motor Credit Co. LLC	7.00%		4/15/2015	300	337,500
Ford Motor Credit Co. LLC	8.70%		10/1/2014	200	229,020
Ford Motor Credit Co. LLC	12.00%		5/15/2015	275	349,250
SLM Corp.	5.125%		8/27/2012	175	176,049
SLM Corp.	6.00%		1/25/2017	25	24,705
SLM Corp.	6.25%		1/25/2016	1,100	1,119,250

Total					4,661,502

Food 1.03%
CCL Finance Ltd.†	9.50%		8/15/2014	100	111,000
Dean Foods Co.	7.00%		6/1/2016	225	235,406
Dean Foods Co.	9.75%		12/15/2018	135	149,091
JBS USA LLC/JBS USA Finance, Inc.	11.625%		5/1/2014	100	113,750
Kraft Foods, Inc.	1.344%	#	7/10/2013	151	151,816
Kraft Foods, Inc.	2.625%		5/8/2013	200	203,131
Kraft Foods Group, Inc.†	2.25%		6/5/2017	200	204,140
Southern States Cooperative, Inc.†	11.25%		5/15/2015	80	85,800
Tyson Foods, Inc.	10.50%		3/1/2014	950	1,092,500
Wm. Wrigley Jr. Co.†	3.70%		6/30/2014	525	543,963

Total					2,890,597

Gaming 0.17%
CCM Merger, Inc.†	9.125%		5/1/2019	200	201,000
Isle of Capri Casinos, Inc.	7.00%		3/1/2014	275	274,312

Total					475,312

Health Care Products 0.51%
Biogen Idec, Inc.	6.00%		3/1/2013	125	129,564
Biomet, Inc.	11.625%		10/15/2017	575	612,375
Boston Scientific Corp.	6.25%		11/15/2015	100	111,443
Hanger Orthopedic Group, Inc.	7.125%		11/15/2018	25	25,563
HCA, Inc.	8.50%		4/15/2019	500	554,375

Total					1,433,320

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Care Services 0.07%
Kindred Healthcare, Inc.	8.25%	6/1/2019	$225	$196,875

Hospital Management 0.08%
Universal Health Services, Inc.	7.125%	6/30/2016	200	226,000

Household Equipment/Products 0.11%
Libbey Glass, Inc.	10.00%	2/15/2015	18	19,215
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	9.875%	8/15/2019	300	299,625

Total				318,840

Household Furnishings 0.28%
Simmons Bedding Co.†	11.25%	7/15/2015	235	243,521
Whirlpool Corp.	5.50%	3/1/2013	150	154,546
Whirlpool Corp.	8.60%	5/1/2014	350	391,979

Total				790,046

Insurance 0.90%
American International Group, Inc.	3.80%	3/22/2017	435	441,951
American International Group, Inc.	4.875%	9/15/2016	400	422,225
American International Group, Inc.	8.25%	8/15/2018	100	120,547
Fidelity National Financial, Inc.	6.60%	5/15/2017	100	106,816
Liberty Mutual Group, Inc.†	5.75%	3/15/2014	160	169,437
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	125	139,103
Liberty Mutual Group, Inc.†	7.25%	9/1/2012	450	456,094
Prudential Covered Trust 2012-1†	2.997%	9/30/2015	100	101,648
Willis North America, Inc.	5.625%	7/15/2015	535	583,453

Total				2,541,274

Investment Management Companies 0.49%
Lazard Group LLC	6.85%	6/15/2017	500	550,096
Lazard Group LLC	7.125%	5/15/2015	500	544,779
Nuveen Investments, Inc.	10.50%	11/15/2015	150	152,250
Offshore Group Investments Ltd.	11.50%	8/1/2015	75	80,250
Offshore Group Investments Ltd.†	11.50%	8/1/2015	50	53,500

Total				1,380,875

Jewelry, Watches & Gemstones 0.04%
ALROSA Finance SA (Luxembourg)†(b)	8.875%	11/17/2014	100	109,500

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Leasing 0.47%
International Lease Finance Corp.	5.625%	9/20/2013	$119	$121,231
International Lease Finance Corp.	5.75%	5/15/2016	150	150,246
International Lease Finance Corp.	6.375%	3/25/2013	125	127,969
International Lease Finance Corp.†	6.50%	9/1/2014	50	52,625
International Lease Finance Corp.	8.625%	9/15/2015	100	109,375
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	250	253,750
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	500	505,722

Total				1,320,918

Leisure 0.00%
Chester Downs & Marina LLC†	9.25%	2/1/2020	10	10,325

Lodging 0.27%
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	325	336,375
Hyatt Hotels Corp.	3.875%	8/15/2016	50	52,740
Hyatt Hotels Corp.†	5.75%	8/15/2015	50	55,077
Marina District Finance Co., Inc.	9.875%	8/15/2018	150	140,812
Sugarhouse HSP Gaming Prop. Mezz. LP/ Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	160	169,600

Total				754,604

Machinery: Agricultural 0.36%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	250	213,750
Camposol SA (Peru)†(b)	9.875%	2/2/2017	70	72,450
Lorillard Tobacco Co.	8.125%	6/23/2019	235	293,459
MHP SA (Ukraine)†(b)	10.25%	4/29/2015	100	95,125
Universal Corp.	5.20%	10/15/2013	25	26,137
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	10.50%	1/28/2018	200	160,000
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	11.75%	2/9/2022	200	160,000

Total				1,020,921

Machinery: Industrial/Specialty 0.24%
Cleaver-Brooks, Inc.†	12.25%	5/1/2016	250	265,625
CPM Holdings, Inc.	10.625%	9/1/2014	107	113,955
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	200	208,000
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	100	99,000

Total				686,580

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Machinery: Oil Well Equipment & Services 0.04%
National Oilwell Varco, Inc.	6.125%	8/15/2015		$100	$101,954

Manufacturing 0.11%
JB Poindexter & Co., Inc.†	9.00%	4/1/2022		100	100,500
Smiths Group plc (United Kingdom)†(b)	6.05%	5/15/2014		200	212,994

Total					313,494

Materials & Commodities 0.04%
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		100	106,750

Media 0.32%
DISH DBS Corp.†	4.625%	7/15/2017		175	171,281
Globo Comunicacao e Participacoes SA (Brazil)(7.25% after 5/11/2017)~†(b)	5.307%	5/11/2022		200	213,000
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		50	52,625
Videotron Ltee (Canada)(b)	6.375%	12/15/2015		100	102,000
Videotron Ltee (Canada)(b)	9.125%	4/15/2018		325	356,688

Total					895,594

Metal Fabricating 0.50%
Timken Co.	6.00%	9/15/2014		175	190,132
Xstrata Canada Corp. (Canada)(b)	7.25%	7/15/2012		625	629,569
Xstrata Canada Corp. (Canada)(b)	7.35%	6/5/2012		590	590,000

Total					1,409,701

Metals & Minerals: Miscellaneous 1.85%
Allied Nevada Gold Corp.†(d)	8.75%	6/1/2019	CAD	250	237,208
Anglo American Capital plc (United Kingdom)†(b)	2.15%	9/27/2013		$110	110,608
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014		325	369,124
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019		993	1,326,874
Compass Minerals International, Inc.	8.00%	6/1/2019		150	160,875
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	7.00%	11/1/2015		125	125,625
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019		175	181,562
Mirabela Nickel Ltd. (Australia)†(b)	8.75%	4/15/2018		75	54,375
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020		50	51,125

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals & Minerals: Miscellaneous (continued)
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	$250	$267,500
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	130	136,500
Teck Resources Ltd. (Canada)(b)	10.25%	5/15/2016	639	722,275
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	1,188	1,446,167

Total				5,189,818

Natural Gas 0.15%
Tennessee Gas Pipeline Co.	8.00%	2/1/2016	350	414,953

Oil 1.85%
Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	200	210,000
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	20	21,200
BP Capital Markets plc (United Kingdom)(b)	1.846%	5/5/2017	500	500,958
Canadian Oil Sands Ltd. (Canada)†(b)	5.80%	8/15/2013	125	130,999
Chaparral Energy, Inc.†	7.625%	11/15/2022	150	153,750
CNPC General Capital Ltd. (China)†(b)	2.75%	4/19/2017	200	200,677
CNPC HK Overseas Capital Ltd. (China)†(b)	3.125%	4/28/2016	200	205,473
Continental Resources, Inc.	8.25%	10/1/2019	200	223,000
Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	150	162,000
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	5/23/2016	200	206,576
GlobalSantaFe Corp.	5.00%	2/15/2013	225	230,401
HollyFrontier Corp.	9.875%	6/15/2017	395	438,450
KazMunaiGas National Co. (Kazakhstan)†(b)	8.375%	7/2/2013	100	104,972
KazMunaiGas National Co. (Kazakhstan)†(b)	11.75%	1/23/2015	100	117,540
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	175	180,469
Laredo Petroleum, Inc.†	7.375%	5/1/2022	75	76,875
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	100	106,320
NuStar Logistics LP	6.05%	3/15/2013	300	309,398
Oasis Petroleum, Inc.	6.50%	11/1/2021	10	10,050
Oasis Petroleum, Inc.	7.25%	2/1/2019	50	51,750
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	100	69,000
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	100	105,471
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	250	270,312
Rosetta Resources, Inc.	9.50%	4/15/2018	150	163,875
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	200	203,560
SM Energy Co.	6.50%	11/15/2021	25	25,687

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	$10	$10,944
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	7/18/2016	100	110,817
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	3/13/2013	100	104,375
Valero Energy Corp.	6.70%	1/15/2013	175	180,960
Whiting Petroleum Corp.	7.00%	2/1/2014	200	213,000
WPX Energy, Inc.†	5.25%	1/15/2017	100	99,625

Total				5,198,484

Oil: Crude Producers 1.75%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	100	105,500
Anadarko Petroleum Corp.	5.75%	6/15/2014	190	204,913
Anadarko Petroleum Corp.	7.625%	3/15/2014	18	19,815
Chesapeake Midstream Partners LP/CHKM Finance Corp.	5.875%	4/15/2021	25	24,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.	6.125%	7/15/2022	30	28,650
Enogex LLC†	6.875%	7/15/2014	25	27,025
Enterprise Products Operating LLC	4.60%	8/1/2012	120	120,752
Enterprise Products Operating LLC	5.65%	4/1/2013	640	662,623
Enterprise Products Operating LLC	5.90%	4/15/2013	250	259,787
Enterprise Products Operating LLC	6.125%	2/1/2013	50	51,578
Holly Energy Partners LP/Holly Energy Finance Corp.	8.25%	3/15/2018	150	156,750
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	155	163,525
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	275	283,938
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	75	78,073
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	225	217,687
Pacific Rubiales Energy Corp. (Canada)†(b)	7.25%	12/12/2021	265	284,875
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	75	79,169
Petroleum Development Corp.	12.00%	2/15/2018	80	86,400
Southeast Supply Header LLC†	4.85%	8/15/2014	1,100	1,161,813
Southern Star Central Corp.	6.75%	3/1/2016	500	508,750
Southern Star Central Corp.†	6.75%	3/1/2016	25	25,438
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	100	112,433
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.70%	3/20/2022	200	205,000
W&T Offshore, Inc.	8.50%	6/15/2019	55	57,200

Total				4,925,694

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated Domestic 0.27%
Basic Energy Services, Inc.	7.75%	2/15/2019	$50	$49,000
Buckeye Partners LP	4.625%	7/15/2013	125	128,319
Frontier Oil Corp.	8.50%	9/15/2016	75	79,500
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	275	278,302
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	200	213,269

Total				748,390

Oil: Integrated International 1.31%
Petrobras International Finance Co.	2.875%	2/6/2015	60	60,802
Petrobras International Finance Co.	3.875%	1/27/2016	50	51,976
Petrohawk Energy Corp.	7.875%	6/1/2015	975	1,019,354
Petrohawk Energy Corp.	10.50%	8/1/2014	1,200	1,333,954
Transocean, Inc.	4.95%	11/15/2015	153	165,317
Transocean, Inc.	5.05%	12/15/2016	50	54,652
Transocean, Inc.	5.25%	3/15/2013	362	372,206
Weatherford International Ltd	9.625%	3/1/2019	225	296,980
Weatherford International Ltd.	4.95%	10/15/2013	59	61,681
Weatherford International Ltd.	5.15%	3/15/2013	250	257,595

Total				3,674,517

Paper & Forest Products 1.83%
Clearwater Paper Corp.	10.625%	6/15/2016	700	784,000
Georgia-Pacific LLC†	8.25%	5/1/2016	2,850	3,142,125
Inversiones CMPC SA (Chile)†(b)	4.875%	6/18/2013	50	51,323
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	75	74,813
PH Glatfelter Co.	7.125%	5/1/2016	375	384,375
Plum Creek Timberlands LP	5.875%	11/15/2015	50	55,665
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	385	390,775
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	240	253,200

Total				5,136,276

Plastics 0.10%
Plastipak Holdings, Inc.†	8.50%	12/15/2015	225	232,875
Plastipak Holdings, Inc.†	10.625%	8/15/2019	50	57,125

Total				290,000

Pollution Control 0.19%
Clean Harbors, Inc.	7.625%	8/15/2016	374	392,700
Waste Management, Inc.	6.375%	11/15/2012	150	153,608

Total				546,308

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts 2.02%
AvalonBay Communities, Inc.	5.375%	4/15/2014	$150	$159,708
Camden Property Trust	5.375%	12/15/2013	100	105,377
DDR Corp.	5.375%	10/15/2012	650	654,189
DDR Corp.	5.50%	5/1/2015	200	211,486
Federal Realty Investment Trust	5.40%	12/1/2013	145	152,325
Federal Realty Investment Trust	5.95%	8/15/2014	245	264,289
HCP, Inc.	5.625%	2/28/2013	130	133,626
HCP, Inc.	5.65%	12/15/2013	275	290,151
HCP, Inc.	6.00%	1/30/2017	200	225,080
HCP, Inc.	6.45%	6/25/2012	124	124,353
HCP, Inc.	7.072%	6/8/2015	250	280,023
Health Care REIT, Inc.	3.625%	3/15/2016	150	153,401
Health Care REIT, Inc.	5.875%	5/15/2015	150	163,943
Kilroy Realty LP	5.00%	11/3/2015	225	240,984
Reckson Operating Partnership LP	5.875%	8/15/2014	65	68,313
Regency Centers LP	4.95%	4/15/2014	660	688,336
Regency Centers LP	5.25%	8/1/2015	84	90,076
Rouse Co. LP (The)	6.75%	11/9/2015	550	577,500
Rouse Co. LP (The)	7.20%	9/15/2012	500	506,250
Rouse Co. LP (The)/TRC Co-Issuer, Inc.†	6.75%	5/1/2013	200	205,500
UDR, Inc.	6.05%	6/1/2013	75	77,822
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	300	307,525

Total				5,680,257

Restaurants 0.28%
Darden Restaurants, Inc.	5.625%	10/15/2012	150	152,464
OSI Restaurant Partners LLC	10.00%	6/15/2015	626	644,780

Total				797,244

Retail 0.96%
DineEquity, Inc.	9.50%	10/30/2018	90	98,212
Fiesta Restaurant Group†	8.875%	8/15/2016	400	428,000
Lotte Shopping Co., Ltd. (South Korea)†(b)	3.375%	5/9/2017	350	349,148
Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	69	70,974
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	150	157,314
QVC, Inc.†	7.125%	4/15/2017	345	367,425
QVC, Inc.†	7.50%	10/1/2019	800	874,000
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	150	159,375

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail (continued)
Wendy’s Co. (The)	10.00%	7/15/2016	$179	$194,217

Total				2,698,665

Retail: Specialty 0.39%
Michaels Stores, Inc.	11.375%	11/1/2016	192	204,962
Revlon Consumer Products Corp.	9.75%	11/15/2015	272	293,080
Rite Aid Corp.	9.75%	6/12/2016	150	164,250
Rite Aid Corp.	10.25%	10/15/2019	200	227,000
Rite Aid Corp.	10.375%	7/15/2016	200	211,750

Total				1,101,042

Services 0.08%
Bankrate, Inc.	11.75%	7/15/2015	200	226,000

Technology 0.04%
Viasystems Group, Inc.†	7.875%	5/1/2019	125	122,500

Telecommunications 1.83%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	900	972,000
Consolidated Communications Finance Co.†	10.875%	6/1/2020	275	276,375
Digicel Group Ltd. (Jamaica)†(b)	8.875%	1/15/2015	250	247,500
GeoEye, Inc.	8.625%	10/1/2016	105	109,725
GeoEye, Inc.	9.625%	10/1/2015	25	27,750
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019	50	54,750
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	261	273,071
NII Capital Corp.	7.625%	4/1/2021	50	42,375
Qtel International Finance Ltd.†	3.375%	10/14/2016	200	205,400
Qtel International Finance Ltd.†	6.50%	6/10/2014	100	109,250
Qwest Communications International, Inc.	7.125%	4/1/2018	475	501,907
Qwest Communications International, Inc.	8.00%	10/1/2015	1,060	1,119,773
SBA Telecommunications, Inc.	8.25%	8/15/2019	75	81,750
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	150	153,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%	2/2/2016	200	195,750
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	8.375%	4/30/2013	200	208,258
VimpelCom Holdings BV (Netherlands)†(b)	6.255%	3/1/2017	200	185,774
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	142	157,975
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	250	213,750

Total				5,136,133

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Tobacco 0.04%
Altria Group, Inc.	8.50%	11/10/2013	$50	$55,266
Reynolds American, Inc.	7.30%	7/15/2015	50	56,616

Total				111,882

Transportation: Miscellaneous 0.47%
Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	600	599,031
Florida East Coast Railway Corp.	8.125%	2/1/2017	110	113,300
Grupo Senda Autotransporte SA de CV (Mexico)†(b)	10.50%	10/3/2015	50	49,500
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	140	152,250
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	200	219,500
Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%	2/1/2018	125	140,000
Ryder System, Inc.	6.00%	3/1/2013	50	51,679
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	12	8,520

Total				1,333,780

Utilities 0.11%
Public Service Co. of New Mexico	7.95%	5/15/2018	250	307,799

Utilities: Electrical 0.18%
IPALCO Enterprises, Inc.	5.00%	5/1/2018	50	49,500
Otter Tail Corp.	9.00%	12/15/2016	225	244,125
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	200	210,350

Total				503,975

Utilities: Miscellaneous 0.04%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.50%	8/15/2021	60	62,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	50	53,375

Total				115,625

Wholesale 0.06%
Glencore Funding LLC†	6.00%	4/15/2014	150	158,385

Total Corporate Bonds (cost $133,009,465)				133,154,851

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

FLOATING RATE LOANS(c) 1.26%

Aerospace/Defense 0.05%
DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	$150	$148,098

Automotive 0.03%
TI Automotive Ltd. New Term Loan	6.75% - 7.75%	3/14/2018	75	73,969

Broadcasting 0.04%
EMI Music Publishing Ltd. Term Loan B	5.50%	11/14/2017	116	115,728

Chemicals 0.04%
Norit NV Term Loan (Netherlands)(b)	6.75%	7/7/2017	100	99,375
Potters Holdings II LP 1st Lien Term Loan	6.00%	5/5/2017	5	4,973

Total				104,348

Energy Equipment & Services 0.11%
Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	50	50,500
MEG Energy Corp. New Term Loan B (Canada)(b)	4.25%	3/16/2018	274	272,054

Total				322,554

Financial Services 0.01%
Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	35	35,416

Financial: Miscellaneous 0.04%
Moneygram International, Inc. Term Loan B	4.25%	11/20/2017	50	49,594
Moneygram International, Inc. Term Loan B1	4.25%	11/17/2017	50	49,004

Total				98,598

Health Care 0.30%
RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	421	419,819
RPI Finance Trust Term Loan Tranche 2	4.00%	5/9/2018	425	421,813

Total				841,632

Health Care Products 0.05%
Wolverine Healthcare Term Loan B	6.75%	5/14/2017	150	148,687

Leisure 0.01%
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	30	30,300

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Media 0.21%
Alpha D2 Ltd. New Term Loan B (United Kingdom)(b)	3.50%	4/28/2017		$148	$147,841
Atlantic Broadband Finance LLC 2nd Lien Term Loan	9.75%	10/4/2019		450	446,063

Total					593,904

Metals & Minerals: Miscellaneous 0.12%
American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017		50	47,231
Preferred Sands Holding Co. LLC Term Loan B	7.50%	12/15/2016		299	292,517

Total					339,748

Oil: Crude Producers 0.14%
Chesapeake Energy Corp. Unsecured Term Loan	8.50%	12/1/2017		400	390,700

Retail 0.02%
Lord & Taylor Holdings LLC Term Loan B	5.75%	1/11/2019		50	50,228

Retail: Specialty 0.04%
Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.75%	5/16/2018		100	98,617

Services 0.04%
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018		75	74,813
Road Infrastructure Investment LLC Term Loan B	6.25%	3/30/2018		50	49,500

Total					124,313

Telecommunications 0.01%
Genesys Telecom Holdings, U.S., Inc. Term Loan B	6.75%	1/31/2019		25	25,063

Total Floating Rate Loans (cost $3,527,809)					3,541,903

FOREIGN BOND 0.22%

Netherlands
Ziggo Finance BV†(d) (cost $655,025)	6.125%	11/15/2017	EUR	475	618,907

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.83%

Argentina 0.12%
City of Buenos Aires†	9.95%	3/1/2017	$200	$146,000
Provincia de Buenos Aires†	11.75%	10/5/2015	100	74,500
Provincia de Neuquen†	7.875%	4/26/2021	150	124,500

Total				345,000

Croatia 0.07%
Republic of Croatia†	6.25%	4/27/2017	200	193,375

Dominican Republic 0.05%
Dominican Republic†	9.04%	1/23/2018	131	146,503

Iceland 0.07%
Republic of Iceland†	4.875%	6/16/2016	200	202,640

Indonesia 0.07%
Perusahaan Penerbit SBSN†	4.00%	11/21/2018	200	199,000

Lithuania 0.04%
Republic of Lithuania†	5.125%	9/14/2017	100	103,750

Mexico 0.02%
United Mexican States	6.625%	3/3/2015	50	56,925

Poland 0.11%
Republic of Poland	3.875%	7/16/2015	100	104,015
Republic of Poland	5.00%	10/19/2015	175	188,708

Total				292,723

Qatar 0.07%
State of Qatar†	3.125%	1/20/2017	200	206,760

Russia 0.08%
Russia Eurobonds†	3.625%	4/29/2015	200	207,274

South Africa 0.04%
Republic of South Africa	6.50%	6/2/2014	100	110,750

Sri Lanka 0.07%
Republic of Sri Lanka†	7.40%	1/22/2015	100	105,750
Republic of Sri Lanka†	8.25%	10/24/2012	100	101,500

Total				207,250

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Turkey 0.02%
Republic of Turkey	9.50%		1/15/2014	$50	$55,225

Total Foreign Government Obligations (cost $2,416,809)					2,327,175

GOVERNMENT SPONSORED ENTERPRISES BONDS 1.06%
Federal Home Loan Bank	1.00%		6/21/2017	1,490	1,494,381
Federal Home Loan Mortgage Corp.	1.00%		6/29/2017	1,480	1,481,055

Total Government Sponsored Enterprises Bonds (cost $2,960,485)					2,975,436

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.59%
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	731	794,221
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	428	454,861
Federal Home Loan Mortgage Corp. K010 A1	3.32%		7/25/2020	622	674,656
Federal Home Loan Mortgage Corp. K013 A1	2.902%		8/25/2020	587	625,723
Federal Home Loan Mortgage Corp. K014 A1	2.788%		10/25/2020	521	555,454
Federal Home Loan Mortgage Corp. K015 A1	2.257%		10/25/2020	298	310,087
Federal Home Loan Mortgage Corp. K017 A1	1.891%		12/25/2020	565	578,896
Federal Home Loan Mortgage Corp. K701 A2	3.882%		11/25/2017	50	55,592
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	282	287,911
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		6/25/2046	1,091	1,171,029
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	1,032	1,066,916
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	344	354,000
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	329	336,416

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $7,011,209)					7,265,762

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 8.43%
Federal Home Loan Mortgage Corp.	2.34%	#	4/1/2037	1,482	1,569,192
Federal Home Loan Mortgage Corp.	2.419%	#	6/1/2038	258	273,061
Federal Home Loan Mortgage Corp.	2.608%	#	12/1/2036	842	900,069
Federal Home Loan Mortgage Corp.	2.622%	#	12/1/2035	637	681,261
Federal Home Loan Mortgage Corp.	2.641%	#	4/1/2037	562	599,061
Federal Home Loan Mortgage Corp.	2.657%	#	5/1/2035	432	461,876
Federal Home Loan Mortgage Corp.	2.674%	#	5/1/2036	275	293,603
Federal Home Loan Mortgage Corp.	2.683%	#	3/1/2036	1,764	1,880,300
Federal Home Loan Mortgage Corp.	2.69%	#	4/1/2037	1,740	1,856,774
Federal Home Loan Mortgage Corp.	2.741%	#	8/1/2038	186	198,873
Federal Home Loan Mortgage Corp.	2.804%	#	9/1/2036	697	746,091
Federal Home Loan Mortgage Corp.	2.815%	#	2/1/2037	741	796,164
Federal Home Loan Mortgage Corp.	2.832%	#	4/1/2038	570	608,597

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.955%	#	12/1/2041	$386	$405,201
Federal Home Loan Mortgage Corp.	3.197%	#	10/1/2039	350	375,737
Federal Home Loan Mortgage Corp.	3.343%	#	6/1/2041	536	563,083
Federal Home Loan Mortgage Corp.	3.709%	#	10/1/2038	311	332,952
Federal Home Loan Mortgage Corp.	3.982%	#	7/1/2040	1,056	1,123,904
Federal Home Loan Mortgage Corp.	4.27%	#	10/1/2038	1,562	1,670,400
Federal Home Loan Mortgage Corp.	5.688%	#	11/1/2037	232	250,229
Federal National Mortgage Assoc.	2.141%	#	6/1/2037	378	399,799
Federal National Mortgage Assoc.	2.282%	#	1/1/2035	406	433,043
Federal National Mortgage Assoc.	2.326%	#	2/1/2036	507	539,511
Federal National Mortgage Assoc.	2.389%	#	7/1/2035	158	168,414
Federal National Mortgage Assoc.	2.403%	#	11/1/2036	109	116,267
Federal National Mortgage Assoc.	2.524%	#	9/1/2038	619	658,826
Federal National Mortgage Assoc.	2.529%	#	8/1/2037	292	310,696
Federal National Mortgage Assoc.	2.532%	#	1/1/2040	184	195,431
Federal National Mortgage Assoc.	2.55%	#	1/1/2037	346	368,971
Federal National Mortgage Assoc.	2.615%	#	8/1/2036	535	569,040
Federal National Mortgage Assoc.	2.704%	#	2/1/2038	251	268,036
Federal National Mortgage Assoc.	2.718%	#	1/1/2042	248	258,990
Federal National Mortgage Assoc.	2.725%	#	3/1/2039	567	602,925
Federal National Mortgage Assoc.	2.823%	#	8/1/2037	176	188,409
Federal National Mortgage Assoc.	3.192%	#	4/1/2041	817	857,598
Federal National Mortgage Assoc.	3.304%	#	8/1/2037	308	327,983
Federal National Mortgage Assoc.	3.336%	#	10/1/2040	528	554,458
Federal National Mortgage Assoc.	4.647%	#	11/1/2038	537	575,703
Federal National Mortgage Assoc.	5.089%	#	10/1/2038	652	703,214

Total Government Sponsored Enterprises Pass-Throughs (cost $23,636,170)					23,683,742

MUNICIPAL BOND 0.03%

Finance
Puerto Rico Comwlth Govt Dev Bk Ser B (cost $75,000)	4.704%		5/1/2016	75	78,855

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 22.95%
7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%		3/13/2031	100	102,005
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	381	407,016
Arkle Master Issuer plc 2010-1A 2A†	1.616%	#	5/17/2060	400	400,947
Arkle Master Issuer plc 2010-2A 1A1†	1.866%	#	5/17/2060	600	603,323

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Arkle Master Issuer plc 2011-1A 2A†	1.716%	#	5/17/2060	$250	$251,144
Arran Residential Mortgages Funding PLC 2007-3A A3B†	0.564%	#	9/16/2056	600	600,198
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	2	2,244
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%		10/10/2045	315	350,973
Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%		7/10/2046	330	342,511
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	#	1/25/2042	288	323,966
Banc of America Large Loan, Inc. 2009-UB1 A4B†	5.61%	#	6/24/2050	1,000	978,187
Banc of America Large Loan, Inc. 2010-RC30 A5A†	5.334%		12/16/2043	350	381,225
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%		11/17/2039	250	247,367
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%		5/17/2046	244	242,956
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.694%	#	9/11/2038	61	63,118
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW18 A4	5.70%		6/11/2050	480	551,647
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	226	227,417
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%	#	12/19/2039	160	161,063
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.213%	#	7/15/2044	400	446,002
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.213%	#	7/15/2044	235	225,760
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4	5.322%		12/11/2049	877	966,520
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%		12/10/2046	870	975,751
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	510	511,805
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.419%	#	6/15/2022	532	504,172
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	508	531,090

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.828%	#	7/17/2028	$298	$301,564
Commercial Mortgage Pass-Through Certificates 2011-THL B†	4.554%		6/9/2028	250	254,222
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	605	617,669
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.814%	#	6/15/2038	1,161	1,309,512
Credit Suisse Mortgage Capital Certificates 2006-C3 AM	5.814%	#	6/15/2038	648	664,325
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	918	1,015,495
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	375	363,851
Credit Suisse Mortgage Capital Certificates 2007-C1 A3	5.383%		2/15/2040	180	184,819
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.775%	#	9/15/2039	617	657,810
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.204%	#	2/15/2041	185	171,162
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.775%	#	9/15/2039	225	217,147
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	25	25,122
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%		7/15/2035	6	5,983
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	140	145,038
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%		3/15/2036	50	50,794
CWCapital Cobalt Ltd. 2006-C1 A4	5.223%		8/15/2048	395	430,012
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	930	995,514
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	779	836,513
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	1,100	1,171,312
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	680	732,897
Developers Diversified Realty Corp. 2009-DDR1 A†	3.807%		10/14/2022	236	248,981
Extended Stay America Trust 2010-ESHA C†	4.86%		11/5/2027	795	804,221
Fontainebleau Miami Beach Trust 2012-FBLU D†	5.007%		5/5/2027	600	619,273

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fosse Master Issuer plc 2012-1A 2A2†	1.727%	#	10/18/2054	$175	$175,218
Fosse Master Issuer plc 2012-1A 2B1†	2.277%	#	4/18/2013	250	250,326
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%		7/10/2045	500	550,273
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.453%	#	5/10/2040	500	521,112
Gracechurch Mortgage Financing plc 2006-1 A6†	0.567%	#	11/20/2056	188	187,725
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%		1/11/2035	299	301,268
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.874%	#	7/10/2038	890	914,904
Greenwich Capital Commercial Funding Corp. 2007-GG11 A4	5.736%		12/10/2049	1,125	1,232,567
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.444%		3/10/2039	930	1,017,825
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	189	190,620
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%		4/10/2038	445	493,304
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	300	301,775
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%		11/10/2039	869	980,231
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	635	644,949
GS Mortgage Securities Corp. II 2007-EOP E†	2.476%	#	3/6/2020	340	336,508
GS Mortgage Securities Corp. II 2007-EOP F†	2.633%	#	3/6/2020	155	153,345
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	528	566,291
GS Mortgage Securities Corp. II 2011-ALF C†	3.563%		2/10/2021	250	252,775
GS Mortgage Securities Corp. II 2011-GC3 A1†	2.331%		3/10/2044	946	965,515
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	940	1,005,897
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	500	526,854
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%		5/10/2045	260	266,093
Holmes Master Issuer plc 2012-1A A2†	2.117%	#	10/15/2054	250	252,540
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	35	34,780
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	185	186,046
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%		8/15/2042	160	175,522
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.198%	#	12/15/2044	330	368,812

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%		5/15/2047	$650	$707,948
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 AM	5.372%		5/15/2047	200	185,940
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-FL1A A2†	0.689%	#	7/15/2019	150	140,420
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.802%	#	6/15/2049	311	311,700
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	5.817%	#	6/15/2049	1,055	1,143,309
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.817%	#	6/15/2049	265	231,337
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A2SF	0.369%	#	1/15/2049	477	472,267
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3	5.42%		1/15/2049	605	667,177
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%	#	3/18/2051	465	454,604
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%		11/13/2044	1,305	1,383,038
LB-UBS Commercial Mortgage Trust 2006-C4 A4	5.87%	#	6/15/2038	655	743,019
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	255	250,247
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	150	152,363
LB-UBS Commercial Mortgage Trust 2007-C2 A3	5.43%		2/15/2040	480	527,248
Merrill Lynch Floating Trust 2008-LAQA A2†	0.777%	#	7/9/2021	550	504,138
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.489%	#	11/12/2037	700	696,109
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.219%	#	11/12/2037	410	457,338
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.219%	#	11/12/2037	75	70,603
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.219%	#	11/12/2037	62	63,772
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%		1/12/2044	184	204,347
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%		1/12/2044	76	77,204
Merrill Lynch Mortgage Trust 2006-C2 AM	5.782%		8/12/2043	150	153,751
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.531%	#	2/12/2039	195	167,048
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%		12/12/2049	950	1,052,439

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	$240	$230,374
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%		8/12/2048	600	642,682
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.449%	#	6/12/2050	242	236,406
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%		8/13/2042	495	543,123
Morgan Stanley Capital I 2007-HQ12 A3	5.599%	#	4/12/2049	400	423,312
Morgan Stanley Capital I 2007-HQ13 A3	5.569%		12/15/2044	200	214,992
Morgan Stanley Capital I 2007-IQ15 AM	5.88%	#	6/11/2049	367	352,611
Morgan Stanley Capital I 2007-XLF9 A2†	0.799%	#	12/15/2020	226	218,772
Morgan Stanley Capital I 2011-C1 A2†	3.884%		9/15/2047	1,000	1,071,701
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	250	265,679
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	6	6,391
Morgan Stanley Reremic Trust 2009-GG10 A4A†	5.786%	#	8/12/2045	100	111,852
Morgan Stanley Reremic Trust 2009-GG10 A4B†	5.786%	#	8/12/2045	200	201,592
Morgan Stanley Reremic Trust 2010-GG10 A4A†	5.786%	#	8/15/2045	650	727,038
Morgan Stanley Reremic Trust 2010-GG10 A4B†	5.786%	#	8/15/2045	200	201,592
Permanent Master Issuer plc 2010-1A†	1.617%	#	7/15/2042	600	601,730
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	500	530,959
RBSCF Trust 2010-RR3 CSCA†	5.467%		9/16/2039	100	109,692
RBSCF Trust 2010-RR4 WBCA†	5.509%		4/16/2047	200	219,744
Silverstone Master Issuer plc 2011-1A†	2.016%	#	1/21/2055	200	201,654
Silverstone Master Issuer plc 2012-1A†	2.016%	#	1/21/2055	400	403,986
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%		1/10/2045	205	214,931
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	430	452,719
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%		11/15/2034	199	201,016
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%		5/15/2044	185	185,206
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.241%	#	7/15/2042	175	162,436

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2006-C23 B	5.46%	#	1/15/2045	$25	$22,507
Wachovia Bank Commercial Mortgage Trust 2006-C26 A3	6.004%	#	6/15/2045	530	604,995
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	1,100	1,242,383
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	400	417,329
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%		10/15/2048	1,225	1,358,407
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	435	427,019
Wachovia Bank Commercial Mortgage Trust 2006-C29 A4	5.308%		11/15/2048	585	657,930
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	573	577,648
Wachovia Bank Commercial Mortgage Trust 2007-C30 A5	5.342%		12/15/2043	1,040	1,106,538
Wachovia Bank Commercial Mortgage Trust 2007-C31 A4	5.509%		4/15/2047	1,200	1,295,991
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.736%	#	6/15/2049	1,080	1,150,638
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	920	989,389

Total Non-Agency Commercial Mortgage-Backed Securities (cost $64,029,948)					64,475,048

Total Long-Term Investments (cost $258,758,215)					259,556,379

SHORT-TERM INVESTMENTS 7.12%

Commercial Paper 0.41%

Oil 0.09%
BP Capital Markets plc	0.888%		2/11/2013	250	248,565

Telecommunications 0.27%
Vodafone Group plc	0.01%		2/8/2013	250	247,899
Vodafone Group plc	0.888%		2/13/2013	275	272,644
Vodafone Group plc	1.004%		7/9/2012	250	249,736

Total					770,279

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Household Furnishing 0.05%
Newell Rubbermaid, Inc.	Zero Coupon	9/5/2012	$150	$149,480

Total Commercial Paper (cost $1,168,324)				1,168,324

Repurchase Agreements 6.71%
Repurchase Agreement dated 5/31/2012, 0.01% due 6/1/2012 with Fixed Income Clearing Corp. collateralized by $390,000 of Federal Home Loan Bank at 4.50% due 11/15/2012; value: $398,288; proceeds: $386,393			386	386,393
Repurchase Agreement dated 5/31/2012, 0.15% due 6/1/2012 with Bank of America Corp. collateralized by $17,627,000 of U.S. Treasury Bond at 3.00% due 5/15/2042; value: $18,948,666; proceeds: $18,461,077			18,461	18,461,000

Total Repurchase Agreements (cost $18,847,393)				18,847,393

Total Short-Term Investments (cost $20,015,717)				20,015,717

Total Investments in Securities 99.51% (cost $278,773,932)				279,572,096

Cash, Foreign Cash & Other Assets in Excess of Liabilities(e) 0.49%				1,388,696

Net Assets 100.00%				$280,960,792

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
COD	Certificate of Deposit.
PIK	Payment-in-kind.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2012.
(a)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of May 31, 2012.
(b)	Foreign security traded in U.S. dollars.
(c)

Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rates shown is the rate(s) in effect at May 31, 2012.

(d)	Investment in non-U.S. dollar denominated securities.
(e)	Cash, Foreign Cash & Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts, forward foreign currency exchange contracts and swaps as follows:

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Open Futures Contracts at May 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)

U.S. 2-Year Treasury Note	September 2012	209	Long	$46,064,906	$8,935
U.S. 5-Year Treasury Note	September 2012	154	Short	(19,124,875)	(4,446)
U.S. 5-Year Treasury Note	June 2012	145	Short	(18,034,375)	(64,813)

Totals				$8,905,656	$(60,324)

Open Forward Foreign Currency Exchange Contracts at May 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation

Canadian dollar	Sell	Barclays Bank plc	8/22/2012	246,790	$241,135	$238,518	$2,617
euro	Sell	Goldman Sachs	7/20/2012	215,000	281,512	265,920	15,592
euro	Sell	Goldman Sachs	7/20/2012	216,000	283,785	267,157	16,628
euro	Sell	Morgan Stanley	7/31/2012	82,000	108,294	101,431	6,863

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$41,700

Consumer Price Index (“CPI”) Swaps at May 31, 2012:

Swap Counterparty	Payments Made By The Fund at Termination Date	Payments Received By The Fund at Termination Date	Termination Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Bank of America	2.42%	CPI Urban Consumer NSA	5/19/2017	$15,000,000	$14,780,715	$(219,285)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,850,055	(149,945)
Bank of America	2.82%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,851,936	(148,064)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,736,730	(263,270)
Barclays Bank plc	2.215%	CPI Urban Consumer NSA	2/24/2015	5,000,000	4,954,310	(45,690)
Credit Suisse	2.56%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,887,620	(112,380)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	7,535,720	(464,280)
Deutsche Bank AG	1.965%	CPI Urban Consumer NSA	2/15/2014	6,000,000	5,978,880	(21,120)
Deutsche Bank AG	2.1325%	CPI Urban Consumer NSA	4/5/2014	10,000,000	9,919,490	(80,510)
Deutsche Bank AG	2.145%	CPI Urban Consumer NSA	2/8/2016	6,000,000	5,964,708	(35,292)
Deutsche Bank AG	2.245%	CPI Urban Consumer NSA	3/20/2014	6,000,000	5,947,140	(52,860)
Deutsche Bank AG	2.34%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,902,155	(97,845)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	7,028,931	28,931
Deutsche Bank AG	2.44%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,984,232	(15,768)

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Consumer Price Index (“CPI”) Swaps at May 31, 2012 (continued):

Swap Counterparty	Payments Made By The Fund at Termination Date	Payments Received By The Fund at Termination Date	Termination Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	$5,000,000	$5,068,240	$68,240
Deutsche Bank AG	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,915,192	(84,808)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	5,032,340	32,340
Deutsche Bank AG	2.52%	CPI Urban Consumer NSA	8/8/2021	5,000,000	4,910,675	(89,325)
Deutsche Bank AG	2.59%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,691,984	(308,016)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,874,845	(125,155)
Deutsche Bank AG	2.70%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,767,332	(232,668)
Deutsche Bank AG	2.75%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,793,726	(206,274)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,649,704	(350,296)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,938,048	(61,952)
J.P. Morgan	2.385%	CPI Urban Consumer NSA	5/16/2020	10,000,000	9,985,170	(14,830)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,882,330	(117,670)
J.P. Morgan	2.81%	CPI Urban Consumer NSA	3/28/2032	7,000,000	6,671,616	(328,384)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,853,928	(146,072)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,614,420	(385,580)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,918,230	(81,770)
Morgan Stanley	2.27%	CPI Urban Consumer NSA	3/14/2014	5,000,000	4,956,175	(43,825)
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,928,688	(71,312)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	11,618,772	(381,228)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,771,285	(228,715)
UBS AG	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,928,810	(71,190)
UBS AG	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,907,600	(92,400)
UBS AG	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	11,650,236	(349,764)
UBS AG	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,756,955	(243,045)
Wells Fargo	1.69%	CPI Urban Consumer NSA	6/1/2015	8,000,000	7,975,640	(24,360)
Wells Fargo	2.56%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,889,100	(110,900)

Net Unrealized Depreciation on CPI Swaps						$(5,726,337)

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
INFLATION FOCUSED FUND May 31, 2012

Credit Default Swaps on Indexes - Sell Protection at May 31, 2012*:

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Notional Amount	Market Value	Upfront Payments Received**	Unrealized Appreciation/ (Depreciation)	Credit Default Swap Agreements Payable at Fair Value	***

Credit Suisse	.35%	Markit CMBX. NA.AAA.4	2/17/2051	500,000	$450,000	$40,732	$(9,267)	$49,999
Credit Suisse	.07%	Markit CMBX. NA.AAA.2	3/15/2049	300,000	280,875	16,846	(2,280)	19,126
Goldman Sachs	.50%	Markit CMBX. NA.AM.4	2/17/2051	100,000	77,250	18,928	(3,822)	22,750
Goldman Sachs	.08%	Markit CMBX. NA.AAA.3	12/13/2049	100,000	90,375	8,053	(1,572)	9,625
J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	200,000	191,375	8,493	(132)	8,625
J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	650,000	621,969	24,517	(3,514)	28,031
Morgan Stanley	.50%	Markit CMBX. NA.AM.4	2/17/2051	200,000	154,500	37,363	(8,137)	45,500
Morgan Stanley	.50%	Markit CMBX. NA.AM.4	2/17/2051	200,000	154,500	38,150	(7,350)	45,500
Morgan Stanley	.10%	Markit CMBX. NA.AAA.1	10/12/2052	650,000	621,969	24,344	(3,687)	28,032
Morgan Stanley	.10%	Markit CMBX. NA.AAA.1	10/12/2052	650,000	621,969	23,536	(4,496)	28,031
Morgan Stanley	.08%	Markit CMBX. NA.AAA.3	12/13/2049	500,000	451,875	43,082	(5,043)	48,125
Morgan Stanley	.08%	Markit CMBX. NA.AAA.3	12/13/2049	200,000	180,750	19,486	236	19,250
UBS AG	.50%	Markit CMBX. NA.AM.4	2/17/2051	100,000	77,250	19,052	(3,698)	22,750
UBS AG	.08%	Markit CMBX. NA.AAA.3	12/31/2049	200,000	180,750	17,232	(2,018)	19,250
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	300,000	280,875	16,845	(2,280)	19,125
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	500,000	468,125	28,076	(3,799)	31,875

Totals on Credit Default Swaps						$384,735	$(60,859)	$445,594

*

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

**	Upfront payments received are presented net of amortization (See Note 2 (o)).
***	Includes upfront payments received.

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 93.67%

ASSET-BACKED SECURITIES 6.92%

Automobiles 3.16%
Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$47,501	$47,606,716
Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	4,232	4,233,342
Ally Auto Receivables Trust 2011-5 A2	0.80%	6/16/2014	7,055	7,065,784
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	18,110	18,103,335
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	673	672,918
AmeriCredit Automobile Receivables Trust 2010-4 A2	0.96%	5/8/2014	17,213	17,215,992
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	10,898	10,906,058
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	14,667	14,692,617
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	28,651	28,754,932
Bank of America Auto Trust 2012-1 A2	0.59%	11/17/2014	45,000	44,995,851
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	1,112	1,111,631
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	1,504	1,504,496
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	10,048	10,057,277
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	11,800	11,799,438
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%	8/8/2013	26,142	26,166,382
Ford Credit Auto Lease Trust 2010-B A3†	0.91%	7/15/2013	21,907	21,919,648
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	19,420	19,436,049
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	7,800	7,797,738
Ford Credit Auto Lease Trust 2012-A A3	0.85%	1/15/2015	21,000	20,991,277
Huntington Auto Trust 2011-1A A2†	0.76%	4/15/2014	20,405	20,421,785
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	40,100	40,084,722
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	4,745	4,745,352
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	33,000	32,996,301
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	171	170,558
Nissan Auto Lease Trust 2012-A A3	0.98%	5/15/2015	59,500	59,710,939
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	23,500	23,491,759
Porsche Financial Auto Securitization Trust 2011-1 A2†	0.56%	12/16/2013	7,378	7,378,459

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%		11/15/2013	$6,722	$6,722,239
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%		8/15/2013	4,349	4,348,994
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%		8/15/2013	2,875	2,877,606
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	47,200	47,579,814
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	8,298	8,295,770
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%		4/15/2014	6,977	6,982,430
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%		8/15/2014	8,532	8,548,859
Santander Drive Auto Receivables Trust 2011-3 A3	1.23%		4/15/2015	23,000	23,049,905
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%		9/15/2015	14,000	14,026,071
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	19,345	19,418,966
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%		4/15/2016	12,000	12,019,351

Total					657,901,361

Credit Cards 1.46%
Capital One Multi-Asset Execution Trust 2006-A5	0.299%	#	1/15/2016	5,500	5,497,265
Chase Issuance Trust 2004-A8	0.359%	#	9/15/2015	9,250	9,257,642
Chase Issuance Trust 2005-A6	0.309%	#	7/15/2014	26,191	26,193,677
Chase Issuance Trust 2007-A17 A	5.12%		10/15/2014	5,501	5,598,062
Chase Issuance Trust 2008-A4	4.65%		3/15/2015	24,800	25,607,126
Citibank Credit Card Issuance Trust 2002-A10	0.489%	#	12/17/2014	12,900	12,915,035
Citibank Credit Card Issuance Trust 2005-C3	0.649%	#	7/15/2014	1,900	1,900,215
Citibank Credit Card Issuance Trust 2007-A7	0.59%	#	8/20/2014	6,175	6,179,308
Citibank Credit Card Issuance Trust 2008-C6	6.30%		6/20/2014	24,390	24,458,967
Citibank Omni Master Trust 2009-A14A†	2.989%	#	8/15/2018	36,135	38,032,799
Discover Card Master Trust 2009-A1	1.539%	#	12/15/2014	27,865	27,879,626
Discover Card Master Trust 2009-A2 A	1.539%	#	2/17/2015	48,365	48,492,674
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	25,860	25,964,490
MBNA Credit Card Master Note Trust 2005-B1	0.529%	#	11/15/2014	5,300	5,300,348

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Credit Cards (continued)
World Financial Network Credit Card Master Trust 2006-A†	0.369%	#	2/15/2017	$35,400	$35,322,577
World Financial Network Credit Card Master Trust 2009-B A	3.79%		5/15/2016	4,850	4,869,715

Total					303,469,526

Home Equity 0.21%
Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.309%	#	12/25/2036	9,421	8,864,149
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.359%	#	4/25/2037	7,894	7,783,304
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2A	0.299%	#	5/25/2037	9,080	8,794,493
Option One Mortgage Loan Trust 2005-1 A4	0.639%	#	2/25/2035	21,147	18,642,903
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	237	233,643

Total					44,318,492

Other 2.09%
Carrington Mortgage Loan Trust 2005-NC3 A1D	0.569%	#	6/25/2035	18,193	18,036,888
Illinois Student Assistance Commission 2010-1 A1	0.946%	#	4/25/2017	5,768	5,767,158
Morgan Stanley ABS Capital I 2006-HE1 A3	0.419%	#	1/25/2036	16,258	15,330,822
Nelnet Student Loan Trust 2010-3A A†	1.246%	#	7/27/2048	12,534	12,503,748
Nelnet Student Loan Trust 2010-4A A†	1.039%	#	4/25/2046	25,809	26,035,301
Nelnet Student Loan Trust 2012-1A A†	1.092%	#	12/27/2039	24,400	24,433,535
Pennsylvania Higher Education Assistance Agency 2005-1 A1	0.496%	#	7/25/2016	719	718,382
Pennsylvania Higher Education Assistance Agency 2009-2 A1	1.066%	#	4/25/2019	5,202	5,208,133
Saxon Asset Securities Trust 2006-3 A2	0.349%	#	10/25/2046	8,706	8,466,266
SLM Student Loan Trust 2004-1 A2	0.606%	#	7/25/2018	1,535	1,534,515
SLM Student Loan Trust 2004-2 A4	0.596%	#	10/25/2019	5,366	5,343,058
SLM Student Loan Trust 2006-2 A4	0.556%	#	10/25/2022	21,294	21,226,998
SLM Student Loan Trust 2007-2 A2	0.466%	#	7/25/2017	30,109	29,999,785
SLM Student Loan Trust 2007-6 A2(a)	0.716%	#	1/25/2019	22,066	22,057,154
SLM Student Loan Trust 2007-7 A2	0.666%	#	1/25/2016	14,557	14,543,324
SLM Student Loan Trust 2008-3 A1	0.966%	#	1/25/2014	1,324	1,325,080
SLM Student Loan Trust 2010-A 2A†	3.489%	#	5/16/2044	15,201	15,786,007

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Other (continued)
SLM Student Loan Trust 2010-B A1†	2.159%	#	8/15/2016	$3,383	$3,396,569
SLM Student Loan Trust 2010-C A1†	1.889%	#	12/15/2017	25,855	25,923,280
SLM Student Loan Trust 2011-1 A1	0.759%	#	3/25/2026	34,394	34,224,058
SLM Student Loan Trust 2011-A A1†	1.239%	#	10/15/2024	32,003	31,991,003
SLM Student Loan Trust 2011-B A1†	1.089%	#	12/16/2024	42,777	42,641,754
SLM Student Loan Trust 2011-C A1†	1.639%	#	12/15/2023	13,901	13,990,365
SLM Student Loan Trust 2012-A A1†	1.639%	#	8/15/2025	25,698	25,908,210
SLM Student Loan Trust 2012-C A1†	1.400%	#	8/15/2023	28,515	28,515,000

Total					434,906,393

Total Asset-Backed Securities (cost $1,439,406,849)					1,440,595,772

CORPORATE BONDS 47.01%

Advertising 0.03%
MDC Partners, Inc.	11.00%		11/1/2016	5,895	6,396,075

Air Transportation 0.10%
Continental Airlines, Inc.	7.461%		4/1/2015	3,720	3,720,346
Qantas Airways Ltd. (Australia)†(b)	6.05%		4/15/2016	15,500	16,132,865

Total					19,853,211

Apparel 0.01%
Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%		1/19/2016	2,500	2,018,750

Auto Parts: Original Equipment 0.14%
Hertz Corp. (The)	7.50%		10/15/2018	10,065	10,530,506
International Automotive Components Group SA (Luxembourg)†(b)	9.125%		6/1/2018	4,925	4,469,438
Stanadyne Corp.	10.00%		8/15/2014	9,365	8,124,137
Stanadyne Holdings, Inc.	12.00%		2/15/2015	6,930	5,058,900

Total					28,182,981

Auto: Replacement Parts 0.04%
PEP Boys-Manny Moe & Jack	7.50%		12/15/2014	8,015	8,145,324

Auto: Trucks & Parts 0.00%
Commercial Vehicle Group, Inc.	7.875%		4/15/2019	475	477,375

Automotive 0.13%
Cooper-Standard Automotive, Inc.	8.50%		5/1/2018	2,164	2,337,120
Kia Motors Corp. (South Korea)†(b)	3.625%		6/14/2016	12,300	12,686,023

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automotive (continued)
Tenneco, Inc.	7.75%	8/15/2018	$725	$783,000
TRW Automotive, Inc.†	8.875%	12/1/2017	10,271	11,503,520

Total				27,309,663

Banks: Diversified 8.92%
Associated Banc-Corp.	5.125%	3/28/2016	54,031	57,748,333
Banco del Estado de Chile COD	2.03%	4/2/2015	7,900	7,900,000
Banco do Brasil SA	3.875%	1/23/2017	24,800	24,862,000
Banco do Nordeste do Brasil SA (Brazil)†(b)	4.375%	5/3/2019	9,800	9,775,500
Banco Industrial e Comercial SA (Brazil)†(b)	6.25%	1/20/2013	709	701,201
BanColombia SA (Colombia)(b)	4.25%	1/12/2016	7,969	8,247,915
Bank of America Corp.	3.875%	3/22/2017	74,520	74,355,162
Bank of America Corp.	7.375%	5/15/2014	84,325	91,023,019
Bank of Ceylon (Sri Lanka)†(b)	6.875%	5/3/2017	3,350	3,213,488
Bank of Nova Scotia (Canada)†(b)	2.15%	8/3/2016	62,210	64,788,480
Barclays Bank plc (United Kingdom)†(b)	2.50%	9/21/2015	63,355	62,944,966
BBVA Bancomer SA†	4.50%	3/10/2016	3,525	3,489,750
CIT Group, Inc.†	4.75%	2/15/2015	16,950	16,928,812
CIT Group, Inc.†	7.00%	5/2/2016	22,675	22,675,000
Citigroup, Inc.	4.45%	1/10/2017	4,950	5,110,756
Citigroup, Inc.	4.587%	12/15/2015	14,805	15,421,465
Citigroup, Inc.	4.70%	5/29/2015	26,675	27,723,007
Citigroup, Inc.	5.30%	1/7/2016	16,825	17,701,162
Citigroup, Inc.	5.50%	4/11/2013	68,975	70,847,533
Citigroup, Inc.	5.85%	8/2/2016	24,834	26,887,970
Citigroup, Inc.	6.125%	11/21/2017	20,250	21,934,091
Commonwealth Bank of Australia (Australia)†(b)	2.70%	11/25/2014	33,310	34,850,188
DBS Bank Ltd. (Singapore)†(b)	2.35%	2/28/2017	5,800	5,796,352
DnB Bank ASA (Norway)†(b)	3.20%	4/3/2017	43,080	43,566,890
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2016	77,040	78,612,463
Fifth Third Bank	4.75%	2/1/2015	5,817	6,193,395
Finansbank AS (Turkey)†(b)	5.50%	5/11/2016	4,900	4,642,750
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	2,125	2,192,199
First Midwest Bancorp, Inc.	5.875%	11/22/2016	14,875	14,955,593
Goldman Sachs Group, Inc. (The)	3.30%	5/3/2015	39,050	38,509,470
Goldman Sachs Group, Inc. (The)	3.625%	2/7/2016	61,305	60,431,955
Goldman Sachs Group, Inc. (The)	3.70%	8/1/2015	47,865	47,516,974
Goldman Sachs Group, Inc. (The)	5.125%	1/15/2015	9,350	9,644,011

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)
Goldman Sachs Group, Inc. (The)	5.35%		1/15/2016	$13,545	$14,081,964
HSBC Bank Brasil SA - Banco Multiplo (Brazil)†(b)	4.00%		5/11/2016	8,775	8,937,338
HSBC Bank USA	4.625%		4/1/2014	23,650	24,637,577
HSBC USA, Inc.	2.375%		2/13/2015	16,450	16,513,382
JPMorgan Chase & Co.	3.15%		7/5/2016	6,980	7,123,634
JPMorgan Chase & Co.	3.45%		3/1/2016	152,321	156,928,863
JPMorgan Chase & Co.	5.375%		10/1/2012	32,400	32,919,599
JPMorgan Chase Bank NA	6.00%		10/1/2017	9,875	10,990,263
Morgan Stanley	2.066%	#	1/24/2014	7,200	6,933,024
Morgan Stanley	4.75%		3/22/2017	16,300	15,693,021
Morgan Stanley	5.375%		10/15/2015	33,900	33,793,723
Morgan Stanley	6.00%		5/13/2014	29,411	29,935,545
Morgan Stanley	6.00%		4/28/2015	61,576	62,672,792
Nordea Bank AB (Sweden)†(b)	3.125%		3/20/2017	19,775	19,929,700
Nordea Eiendomskreditt AS (Norway)†(b)	1.875%		4/7/2014	16,340	16,605,574
Nordea Eiendomskreditt AS (Norway)†(b)	2.125%		9/22/2016	35,380	35,863,998
Provident Funding Associates LP/PFG Finance Corp.†	10.125%		2/15/2019	290	261,000
Regions Financial Corp.	7.75%		11/10/2014	5,000	5,450,000
Sberbank via SB Capital SA (Russia)†(b)	4.95%		2/7/2017	11,800	11,785,250
Sberbank via SB Capital SA (Russia)(b)	5.40%		3/24/2017	4,900	4,990,454
Shinhan Bank (South Korea)†(b)	4.375%		7/27/2017	5,800	6,051,436
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%		6/30/2017	71,740	72,563,647
Svenska Handelsbanken AB (Sweden)(b)	2.875%		4/4/2017	21,925	22,241,487
Swedbank Hypotek AB (Sweden)†(b)	2.95%		3/28/2016	62,360	65,039,422
Synovus Financial Corp.	7.875%		2/15/2019	14,175	14,919,187
Toronto-Dominion Bank (The) (Canada)†(b)	1.625%		9/14/2016	64,550	65,858,816
Turkiye Vakiflar Bankasi Tao (Turkey)†(b)	5.75%		4/24/2017	17,300	17,148,625
Vietnam Joint Stock Commercial Bank for Industry & Trade (Vietnam)†(b)	8.00%		5/17/2017	4,200	4,024,146
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(b)	6.00%		4/12/2017	7,800	7,839,000
Wells Fargo Bank, NA	4.75%		2/9/2015	12,750	13,581,683
Westpac Banking Corp. (Australia)†(b)	2.90%		9/10/2014	67,570	70,782,143

Total					1,857,288,143

Banks: Money Center 1.04%
1Malaysia Sukuk Global Berhad (Malaysia)†(b)	3.928%		6/4/2015	13,575	14,414,410
Banco de Credito del Peru (Peru)†(b)	4.75%		3/16/2016	9,900	10,172,250

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Banks: Money Center (continued)
Banco Latinoamericano de Comercio
Exterior SA (Panama)†(b)	3.75%		4/4/2017	$7,800	$7,772,700
Caribbean Development Bank†	0.766%	#	7/19/2013	3,800	3,800,502
European Investment Bank (Luxembourg)(b)	1.625%		6/15/2017	47,420	47,479,797
European Investment Bank (Luxembourg)(b)	4.875%		2/16/2016	19,001	21,425,223
European Investment Bank (Luxembourg)(b)	5.125%		9/13/2016	19,017	22,001,490
Export Credit Bank of Turkey (Turkey)†(b)	5.875%		4/24/2019	5,800	5,788,400
Export-Import Bank of Korea (South Korea)(b)	3.75%		10/20/2016	6,675	6,990,000
Zions Bancorporation	4.50%		3/27/2017	52,000	52,231,504
Zions Bancorporation	7.75%		9/23/2014	23,173	25,181,844

Total					217,258,120

Beverages 0.27%
Central American Bottling Corp.†	6.75%		2/9/2022	5,511	5,772,772
Cott Beverages, Inc.	8.375%		11/15/2017	1,100	1,190,750
FBG Finance Ltd. (Australia)†(b)	5.125%		6/15/2015	12,395	13,650,812
Foster’s Finance Corp.†	4.875%		10/1/2014	1,900	2,046,013
Pernod-Ricard SA (France)†(b)	2.95%		1/15/2017	33,900	34,345,480

Total					57,005,827

Biotechnology Research & Production 0.26%
Bio-Rad Laboratories, Inc.	8.00%		9/15/2016	27,680	30,309,600
Life Technologies Corp.	3.375%		3/1/2013	18,090	18,344,599
Life Technologies Corp.	4.40%		3/1/2015	5,796	6,183,028

Total					54,837,227

Broadcasting 0.08%
Cox Communications, Inc.	4.625%		6/1/2013	2,065	2,140,077
Cox Communications, Inc.	7.125%		10/1/2012	14,246	14,536,875

Total					16,676,952

Brokers 0.17%
E*Trade Financial Corp.	6.75%		6/1/2016	4,900	4,998,000
E*Trade Financial Corp.	12.50%		11/30/2017	8,950	10,314,875
Raymond James Financial, Inc.	4.25%		4/15/2016	6,250	6,510,612
Raymond James Financial, Inc.	8.60%		8/15/2019	10,915	13,483,158

Total					35,306,645

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Building Materials 0.10%
Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	$3,850	$3,850,000
Nortek, Inc.	8.50%	4/15/2021	10,330	10,071,750
Owens Corning, Inc.	6.50%	12/1/2016	6,500	7,304,954

Total				21,226,704

Business Services 0.39%
Alliance Data Systems Corp.†	6.375%	4/1/2020	5,325	5,325,000
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	5,300	5,379,500
Iron Mountain, Inc.	8.75%	7/15/2018	10,591	10,988,163
Monitronics International, Inc.†	9.125%	4/1/2020	8,050	7,848,750
Nord Anglia Education (UK) Holdings plc (United Kingdom)†(b)	10.25%	4/1/2017	8,300	8,507,500
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	16,758	15,752,520
UR Financing Escrow Corp.†	5.75%	7/15/2018	4,075	4,156,500
Verisk Analytics, Inc.	4.875%	1/15/2019	21,400	23,432,786

Total				81,390,719

Cable Services 0.13%
Historic TW, Inc.	9.125%	1/15/2013	10,669	11,182,638
Time Warner Cable, Inc.	6.20%	7/1/2013	14,625	15,443,488

Total				26,626,126

Chemicals 1.07%
Airgas, Inc.	2.85%	10/1/2013	8,110	8,302,085
Airgas, Inc.	7.125%	10/1/2018	50,424	54,620,033
Chemtura Corp.	7.875%	9/1/2018	2,850	2,971,125
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	27,991	28,891,303
INEOS Finance plc (United Kingdom)†(b)	7.50%	5/1/2020	3,525	3,507,375
INEOS Group Holdings Ltd. (United Kingdom)†(b)	8.50%	2/15/2016	12,085	10,967,137
LyondellBasell Industries NV (Netherlands)†(b)	5.00%	4/15/2019	14,300	14,621,750
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	18,267	19,387,169
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	42,704	42,974,957
Phibro Animal Health Corp.†	9.25%	7/1/2018	8,000	7,920,000
Westlake Chemical Corp.	6.625%	1/15/2016	9,762	10,054,860
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	17,645	19,008,941

Total				223,226,735

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Coal 0.12%
Mongolian Mining Corp. (Mongolia)†(b)	8.875%	3/29/2017	$8,500	$8,287,500
Peabody Energy Corp.†	6.00%	11/15/2018	7,800	7,819,500
Yancoal International Resources Development Co. Ltd. (Hong Kong)†(b)	4.461%	5/16/2017	9,800	9,674,403

Total				25,781,403

Communications & Media 0.10%
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	1,300	1,270,750
Digicel Ltd. (Jamaica)†(b)	12.00%	4/1/2014	16,975	18,757,375

Total				20,028,125

Communications Services 0.12%
Avaya, Inc. PIK	10.125%	11/1/2015	29,285	24,306,550

Communications Technology 0.03%
Motorola Solutions, Inc.	5.375%	11/15/2012	5,955	6,082,592

Computer Hardware 0.76%
Hewlett-Packard Co.	1.25%	9/13/2013	27,497	27,448,138
Hewlett-Packard Co.	2.35%	3/15/2015	25,000	25,237,625
Hewlett-Packard Co.	4.50%	3/1/2013	46,877	48,010,439
Hewlett-Packard Co.	6.125%	3/1/2014	21,673	23,300,534
Seagate Technology International†	10.00%	5/1/2014	30,290	34,038,387

Total				158,035,123

Computer Software 0.28%
SunGard Data Systems, Inc.	10.25%	8/15/2015	56,750	58,594,375

Construction/Homebuilding 0.09%
CRH America, Inc.	4.125%	1/15/2016	5,744	5,895,044
CRH America, Inc.	6.00%	9/30/2016	1,900	2,093,181
Desarrolladora Homex SAB de CV (Mexico)†(b)	9.75%	3/25/2020	7,515	7,515,000
URBI Desarrollos Urbanos SAB de CV (Mexico)†(b)	9.75%	2/3/2022	2,500	2,450,000

Total				17,953,225

Consumer Products 0.36%
Avon Products, Inc.	4.625%	5/15/2013	7,925	8,081,788
Avon Products, Inc.	4.80%	3/1/2013	8,075	8,195,471
Avon Products, Inc.	5.625%	3/1/2014	38,230	39,855,807
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	16,637	17,884,775

Total				74,017,841

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Containers 0.40%
Crown Americas LLC/Crown Americas
Capital Corp. II	7.625%	5/15/2017	$20,416	$22,151,360
Rock-Tenn Co.†	4.45%	3/1/2019	13,105	13,422,246
Rock-Tenn Co.	5.625%	3/15/2013	19,663	20,203,732
Sealed Air Corp.†	5.625%	7/15/2013	4,555	4,737,200
Sealed Air Corp.	7.875%	6/15/2017	14,850	16,112,250
Sealed Air Corp.†	8.125%	9/15/2019	5,350	5,831,500

Total				82,458,288

Copper 0.02%
Southern Copper Corp.	6.375%	7/27/2015	4,400	4,895,000

Data Product, Equipment & Communications 0.24%
Fidelity National Information Services, Inc.	7.625%	7/15/2017	45,578	49,850,938

Diversified 0.07%
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	13,090	14,962,354

Diversified Materials & Processing 0.11%
Kilroy Realty LP	5.00%	11/3/2015	20,856	22,337,610

Electric: Power 2.03%
AES Red Oak LLC	8.54%	11/30/2019	21,564	22,857,992
Black Hills Corp.	6.50%	5/15/2013	5,750	5,992,846
Black Hills Corp.	9.00%	5/15/2014	9,427	10,469,805
CE Generation LLC	7.416%	12/15/2018	26,779	26,912,523
Dominion Resources, Inc.	6.25%	6/30/2012	630	632,486
DPL, Inc.†	6.50%	10/15/2016	14,000	14,980,000
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	51,004	53,938,668
Elwood Energy LLC	8.159%	7/5/2026	7,725	7,899,218
Entergy Mississippi, Inc.	3.25%	6/1/2016	10,900	11,379,349
FPL Energy Virginia Funding Corp.†	7.52%	6/30/2019	25,185	26,670,371
Iberdrola International BV (Netherlands)(b)	6.75%	6/15/2012	8,739	8,747,459
Indiantown Cogeneration LP	9.77%	12/15/2020	26,272	27,360,715
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	75,174	75,717,658
Mirant Mid-Atlantic Pass-Through Trust	8.625%	6/30/2012	4,913	5,011,464
Nevada Power Co.	7.375%	1/15/2014	3,000	3,264,783
NiSource Finance Corp.	6.15%	3/1/2013	2,000	2,072,474
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	27,245	29,969,500

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)
Oncor Electric Delivery Co.	5.95%	9/1/2013	$9,711	$10,336,039
Oncor Electric Delivery Co.	6.375%	1/15/2015	7,107	7,966,258
Oncor Electric Delivery Co.	6.80%	9/1/2018	3,649	4,353,363
Pedernales Electric Cooperative, Inc.†	4.093%	11/15/2012	699	701,542
PNM Resources, Inc.	9.25%	5/15/2015	7,652	8,895,450
PPL WEM Holdings plc (United Kingdom)†(b)	3.90%	5/1/2016	15,000	15,818,940
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	2,228	2,183,531
Scottish Power Ltd. (United Kingdom)(b)	5.375%	3/15/2015	10,805	11,460,993
Trans-Allegheny Interstate Line Co.†	4.00%	1/15/2015	24,839	26,176,853

Total				421,770,280

Electrical: Household 0.07%
WireCo WorldGroup, Inc.	9.50%	5/15/2017	14,300	14,943,500

Electronics 0.18%
FLIR Systems, Inc.	3.75%	9/1/2016	24,750	25,487,847
Jabil Circuit, Inc.	7.75%	7/15/2016	9,776	11,120,200

Total				36,608,047

Electronics: Semi-Conductors/Components 0.10%
Agilent Technologies, Inc.	2.50%	7/15/2013	6,750	6,850,953
Agilent Technologies, Inc.	4.45%	9/14/2012	3,239	3,271,452
Agilent Technologies, Inc.	5.50%	9/14/2015	10,000	11,247,460

Total				21,369,865

Energy Equipment & Services 0.95%
Chesapeake Energy Corp.	7.625%	7/15/2013	9,825	10,119,750
Energy Transfer Partners LP	5.95%	2/1/2015	48,368	52,854,906
Energy Transfer Partners LP	6.00%	7/1/2013	40,775	42,557,724
Energy Transfer Partners LP	8.50%	4/15/2014	2,568	2,852,280
Gazprom OAO via RBS AG (Germany)†(b)	9.625%	3/1/2013	9,130	9,606,677
NRG Energy, Inc.	7.375%	1/15/2017	53,942	55,829,970
Weatherford International, Inc.	5.95%	6/15/2012	22,915	22,940,482

Total				196,761,789

Engineering & Contracting Services 0.11%
American Residential Services LLC†	12.00%	4/15/2015	4,100	4,120,500
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	24,973	19,416,508

Total				23,537,008

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Entertainment 0.94%
Lions Gate Entertainment, Inc.†	10.25%		11/1/2016	$15,875	$17,363,281
Midwest Gaming Borrower LLC/Midwest
Finance Corp.†	11.625%		4/15/2016	9,850	10,884,250
Production Resource Group LLC	8.875%		5/1/2019	9,490	7,425,925
Seminole Indian Tribe of Florida†	5.798%		10/1/2013	11,000	11,244,684
Seminole Indian Tribe of Florida†	6.535%		10/1/2020	2,605	2,615,191
Seminole Indian Tribe of Florida†	7.75%		10/1/2017	4,045	4,368,600
Snoqualmie Entertainment Authority†	9.125%		2/1/2015	25,757	26,014,570
Universal City Development Partners Ltd./ UCDP Finance, Inc.	8.875%		11/15/2015	57,678	62,186,286
Universal City Development Partners Ltd./ UCDP Finance, Inc.	10.875%		11/15/2016	30,724	36,411,565
WMG Acquisition Corp.	9.50%		6/15/2016	16,635	17,841,037

Total					196,355,389

Environmental Services 0.12%
Casella Waste Systems, Inc.	11.00%		7/15/2014	23,505	24,856,538

Financial Services 3.37%
Air Lease Corp.†	5.625%		4/1/2017	17,840	17,527,800
American Express Bank FSB	5.50%		4/16/2013	1,635	1,698,971
American Express Credit Corp.	7.30%		8/20/2013	33,650	36,103,758
Aon Corp.	3.125%		5/27/2016	9,900	10,298,742
Aon Corp.	3.50%		9/30/2015	12,000	12,553,008
Astoria Depositor Corp.†	7.902%		5/1/2021	14,268	12,413,483
Banco Bradesco SA†	2.566%	#	5/16/2014	7,800	7,811,653
Banco Bradesco SA†	4.50%		1/12/2017	9,800	9,996,000
Bear Stearns Cos LLC (The)	5.55%		1/22/2017	9,875	10,713,239
Credit Suisse AG (Guernsey)†(b)	1.625%		3/6/2015	70,555	70,916,665
ERAC USA Finance LLC†	2.25%		1/10/2014	11,555	11,638,057
ERAC USA Finance LLC†	2.75%		3/15/2017	8,650	8,795,519
ERAC USA Finance LLC†	5.80%		10/15/2012	23,058	23,425,245
FMR LLC†	4.75%		3/1/2013	10,895	11,177,093
General Electric Capital Corp.	2.30%		4/27/2017	63,650	63,488,329
General Electric Capital Corp.	4.375%		9/21/2015	24,025	26,126,635
General Electric Capital Corp.	5.40%		9/20/2013	16,175	17,098,560
General Electric Capital Corp.	5.625%		9/15/2017	46,030	52,645,938
General Electric Capital Corp.	6.90%		9/15/2015	5,000	5,798,230
Hyundai Capital America†	3.75%		4/6/2016	3,750	3,850,886

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)
Hyundai Capital America†	4.00%		6/8/2017	$6,900	$7,090,764
Hyundai Capital Services, Inc. (South Korea)†(b)	3.50%		9/13/2017	3,800	3,855,697
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%		7/27/2016	3,350	3,540,876
Marsh & McLennan Cos., Inc.	5.375%		7/15/2014	3,700	3,961,487
Merrill Lynch & Co., Inc.	5.45%		2/5/2013	39,600	40,397,584
Merrill Lynch & Co., Inc.	6.05%		8/15/2012	43,900	44,121,344
MU Finance plc (United Kingdom)†(b)	8.375%		2/1/2017	17,453	18,412,915
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%		3/15/2020	11,300	11,582,500
Prudential Financial, Inc.	4.75%		4/1/2014	14,800	15,600,473
Prudential Financial, Inc.	6.20%		1/15/2015	4,875	5,363,655
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†(c)	9.50%		6/15/2019	3,685	3,777,125
Salton Sea Funding Corp.	7.475%		11/30/2018	2,016	2,104,544
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	22,748	23,659,478
TD Ameritrade Holding Corp.	2.95%		12/1/2012	1,589	1,603,729
Woodside Finance Ltd. (Australia)†(b)	4.50%		11/10/2014	39,788	42,281,236
Woodside Finance Ltd. (Australia)†(b)	5.00%		11/15/2013	3,350	3,505,031
Woodside Finance Ltd. (Australia)†(b)	8.125%		3/1/2014	50,559	55,766,880

Total					700,703,129

Financial: Miscellaneous 1.77%
Compagnie de Financement Foncier (France)†(b)	1.625%		7/23/2012	98,050	98,111,575
Compagnie de Financement Foncier (France)†(b)	2.125%		4/22/2013	48,300	48,574,151
Ford Motor Credit Co. LLC	2.75%		5/15/2015	29,500	30,014,037
Ford Motor Credit Co. LLC	4.25%		2/3/2017	24,800	26,464,626
Ford Motor Credit Co. LLC	7.00%		4/15/2015	24,800	27,900,000
Ford Motor Credit Co. LLC	8.70%		10/1/2014	12,700	14,542,745
Ford Motor Credit Co. LLC	12.00%		5/15/2015	9,925	12,604,750
NASDAQ OMX Group, Inc. (The)	4.00%		1/15/2015	13,301	13,735,184
SLM Corp.	5.125%		8/27/2012	9,805	9,863,761
SLM Corp.	6.00%		1/25/2017	5,375	5,311,613
SLM Corp.	6.25%		1/25/2016	78,080	79,446,400
Turkiye Garanti Bankasi AS (Turkey)†(b)	2.966%	#	4/20/2016	2,500	2,318,750

Total					368,887,592

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Food 1.08%
CCL Finance Ltd.†	9.50%		8/15/2014	$4,359	$4,838,490
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%		2/10/2017	6,550	7,008,500
Dean Foods Co.	7.00%		6/1/2016	15,470	16,185,487
Dean Foods Co.	9.75%		12/15/2018	5,865	6,477,159
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%		2/1/2020	12,163	11,007,515
JBS USA LLC/JBS USA Finance, Inc.	11.625%		5/1/2014	3,900	4,436,250
Kraft Foods, Inc.	1.344%	#	7/10/2013	18,456	18,555,699
Kraft Foods, Inc.†	2.25%		6/5/2017	14,750	15,055,355
Kraft Foods, Inc.	2.625%		5/8/2013	4,825	4,900,535
Minerva Luxembourg SA (Luxembourg)†(b)	12.25%		2/10/2022	5,000	4,925,000
Southern States Cooperative, Inc.†	11.25%		5/15/2015	14,563	15,618,818
Tyson Foods, Inc.	6.85%		4/1/2016	12,765	14,344,669
Tyson Foods, Inc.	10.50%		3/1/2014	53,726	61,784,900
Wm. Wrigley Jr. Co.†	3.70%		6/30/2014	38,865	40,268,804

Total					225,407,181

Gaming 0.23%
CCM Merger, Inc.†	9.125%		5/1/2019	14,450	14,522,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%		7/1/2019	18,318	18,959,130
Isle of Capri Casinos, Inc.	7.00%		3/1/2014	13,696	13,661,760

Total					47,143,140

Health Care Products 0.46%
Biogen Idec, Inc.	6.00%		3/1/2013	9,560	9,909,093
Biomet, Inc.	11.625%		10/15/2017	44,600	47,499,000
Boston Scientific Corp.	6.25%		11/15/2015	9,900	11,032,837
Hanger Orthopedic Group, Inc.	7.125%		11/15/2018	550	562,375
HCA, Inc.	8.50%		4/15/2019	24,635	27,314,056

Total					96,317,361

Health Care Services 0.07%
Kindred Healthcare, Inc.	8.25%		6/1/2019	16,725	14,634,375

Hospital Management 0.06%
Universal Health Services, Inc.	7.125%		6/30/2016	11,434	12,920,420

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Household Equipment/Products 0.11%
American Standard Americas†	10.75%	1/15/2016	$5,875	$4,611,875
Libbey Glass, Inc.	10.00%	2/15/2015	796	849,738
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	9.875%	8/15/2019	18,050	18,027,437

Total				23,489,050

Household Furnishings 0.26%
Simmons Bedding Co.†	11.25%	7/15/2015	18,439	19,107,598
Whirlpool Corp.	5.50%	3/1/2013	4,209	4,336,549
Whirlpool Corp.	8.60%	5/1/2014	26,371	29,533,938

Total				52,978,085

Insurance 0.93%
American International Group, Inc.	3.80%	3/22/2017	38,240	38,850,999
American International Group, Inc.	4.875%	9/15/2016	34,050	35,941,886
American International Group, Inc.	8.25%	8/15/2018	4,900	5,906,783
Fidelity National Financial, Inc.	6.60%	5/15/2017	11,750	12,550,904
Liberty Mutual Group, Inc.†	5.75%	3/15/2014	22,472	23,797,443
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	14,025	15,607,385
Liberty Mutual Group, Inc.†	7.25%	9/1/2012	16,733	16,959,615
Markel Corp.	6.80%	2/15/2013	5,000	5,122,995
Prudential Covered Trust 2012-1†	2.997%	9/30/2015	5,300	5,387,365
Willis Group Holdings plc (United Kingdom)(b)	4.125%	3/15/2016	7,000	7,357,021
Willis North America, Inc.	5.625%	7/15/2015	23,095	25,186,622

Total				192,669,018

Investment Management Companies 0.44%
Constellation Enterprises LLC†	10.625%	2/1/2016	1,000	995,000
Lazard Group LLC	6.85%	6/15/2017	27,925	30,722,890
Lazard Group LLC	7.125%	5/15/2015	39,284	42,802,157
Nuveen Investments, Inc.	10.50%	11/15/2015	9,580	9,723,700
Offshore Group Investments Ltd.	11.50%	8/1/2015	4,410	4,718,700
Offshore Group Investments Ltd.†	11.50%	8/1/2015	2,725	2,915,750

Total				91,878,197

Jewelry, Watches & Gemstones 0.03%
ALROSA Finance SA (Luxembourg)†(b)	8.875%	11/17/2014	5,900	6,460,500

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Leasing 0.48%
International Lease Finance Corp.	5.625%	9/20/2013	$13,249	$13,497,419
International Lease Finance Corp.	5.75%	5/15/2016	18,500	18,530,321
International Lease Finance Corp.	6.375%	3/25/2013	4,975	5,093,156
International Lease Finance Corp.†	6.50%	9/1/2014	5,000	5,262,500
International Lease Finance Corp.	8.625%	9/15/2015	5,225	5,714,844
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	18,800	19,082,000
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	32,400	32,770,818

Total				99,951,058

Leisure 0.01%
Chester Downs & Marina LLC†	9.25%	2/1/2020	1,150	1,187,375

Lodging 0.17%
Hyatt Hotels Corp.	3.875%	8/15/2016	11,110	11,718,750
Hyatt Hotels Corp.†	5.75%	8/15/2015	2,452	2,700,979
Marina District Finance Co., Inc.	9.875%	8/15/2018	13,000	12,203,750
Sugarhouse HSP Gaming Prop. Mezz. LP/ Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	8,265	8,760,900

Total				35,384,379

Machinery: Agricultural 0.31%
American Rock Salt Co. LLC/American
Rock Capital Corp.†	8.25%	5/1/2018	14,942	12,775,410
Camposol SA (Peru)†(b)	9.875%	2/2/2017	9,630	9,967,050
Lorillard Tobacco Co.	8.125%	6/23/2019	11,815	14,754,111
MHP SA (Ukraine)†(b)	10.25%	4/29/2015	10,000	9,512,500
Universal Corp.	5.20%	10/15/2013	2,475	2,587,553
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	10.50%	1/28/2018	2,450	1,960,000
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	11.75%	2/9/2022	15,650	12,520,000

Total				64,076,624

Machinery: Industrial/Specialty 0.17%
Cleaver-Brooks, Inc.†	12.25%	5/1/2016	9,865	10,481,563
CPM Holdings, Inc.	10.625%	9/1/2014	13,884	14,786,460
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	4,375	4,550,000
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	5,400	5,346,000

Total				35,164,023

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Machinery: Oil Well Equipment & Services 0.09%
National Oilwell Varco, Inc.	6.125%	8/15/2015		$16,320	$16,638,975
Ormat Funding Corp.	8.25%	12/30/2020		2,807	2,645,600

Total					19,284,575

Manufacturing 0.14%
JB Poindexter & Co., Inc.†	9.00%	4/1/2022		7,700	7,738,500
Smiths Group plc (United Kingdom)†(b)	6.05%	5/15/2014		19,891	21,183,298

Total					28,921,798

Materials & Commodities 0.02%
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		4,325	4,616,938

Media 0.69%
DISH DBS Corp.†	4.625%	7/15/2017		9,825	9,616,219
Globo Comunicacao e Participacoes SA (Brazil)†(b)	5.307%	5/11/2022		14,800	15,762,000
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		3,650	3,841,625
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020		3,100	3,534,000
Videotron Ltee (Canada)(b)	6.375%	12/15/2015		1,500	1,530,000
Videotron Ltee (Canada)(b)	9.125%	4/15/2018		13,130	14,410,175
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018		86,471	94,685,745

Total					143,379,764

Metal Fabricating 0.36%
Timken Co.	6.00%	9/15/2014		16,795	18,247,297
Xstrata Canada Corp. (Canada)(b)	7.25%	7/15/2012		40,225	40,519,045
Xstrata Canada Corp. (Canada)(b)	7.35%	6/5/2012		17,024	17,024,000

Total					75,790,342

Metals & Minerals: Miscellaneous 1.85%
Allied Nevada Gold Corp.†(d)	8.75%	6/1/2019	CAD	17,750	16,841,749
Anglo American Capital plc (United Kingdom)†(b)	2.15%	9/27/2013		$13,135	13,207,597
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014		24,046	27,310,605
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019		88,152	117,791,171
Compass Minerals International, Inc.	8.00%	6/1/2019		13,673	14,664,292

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals & Minerals: Miscellaneous (continued)
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	7.00%	11/1/2015	$4,875	$4,899,375
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	13,000	13,487,500
Mirabela Nickel Ltd. (Australia)†(b)	8.75%	4/15/2018	3,925	2,845,625
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	1,800	1,840,500
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	10,691	11,439,370
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	8,500	8,925,000
Teck Resources Ltd. (Canada)(b)	10.25%	5/15/2016	44,255	50,022,356
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	83,910	102,144,650

Total				385,419,790

Natural Gas 0.23%
Florida Gas Transmission Co. LLC†	4.00%	7/15/2015	8,785	9,277,926
Florida Gas Transmission Co. LLC†	7.00%	7/17/2012	1,500	1,508,213
SourceGas LLC†	5.90%	4/1/2017	3,180	3,379,780
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	1,925	2,137,909
Tennessee Gas Pipeline Co.	8.00%	2/1/2016	26,180	31,038,484

Total				47,342,312

Oil 1.74%
Afren plc (United Kingdom)†(b)	10.25%	4/8/2019	5,400	5,494,500
Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	6,800	7,140,000
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	1,589	1,684,340
BP Capital Markets plc (United Kingdom)(b)	1.846%	5/5/2017	34,000	34,065,144
Canadian Oil Sands Ltd. (Canada)†(b)	5.80%	8/15/2013	15,775	16,532,042
Chaparral Energy, Inc.†	7.625%	11/15/2022	8,000	8,200,000
CNPC General Capital Ltd. (China)†(b)	2.75%	4/19/2017	19,800	19,867,063
CNPC HK Overseas Capital Ltd. (China)†(b)	3.125%	4/28/2016	4,000	4,109,460
Continental Resources, Inc.	8.25%	10/1/2019	9,920	11,060,800
Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	10,860	11,728,800
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	5/23/2016	16,800	17,352,384
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	8.125%	7/31/2014	1,500	1,646,250
GlobalSantaFe Corp.	5.00%	2/15/2013	6,504	6,660,122
HollyFrontier Corp.	9.875%	6/15/2017	24,000	26,640,000
KazMunaiGas National Co. (Kazakhstan)†(b)	8.375%	7/2/2013	3,400	3,569,048
KazMunaiGas National Co. (Kazakhstan)†(b)	11.75%	1/23/2015	4,900	5,759,460

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	$8,125	$8,378,906
Laredo Petroleum, Inc.†	7.375%	5/1/2022	3,650	3,741,250
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	16,166	17,187,691
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017	2,100	2,283,750
Oasis Petroleum, Inc.	6.50%	11/1/2021	1,380	1,386,900
Oasis Petroleum, Inc.	7.25%	2/1/2019	1,325	1,371,375
Petro-Canada (Canada)(b)	4.00%	7/15/2013	4,700	4,833,626
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	3,250	2,242,500
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	26,700	28,160,837
QEP Resources, Inc.	6.05%	9/1/2016	5,000	5,250,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	23,550	25,463,437
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.832%	9/30/2016	11,733	12,601,403
Rosetta Resources, Inc.	9.50%	4/15/2018	9,308	10,168,990
SEACOR Holdings, Inc.	5.875%	10/1/2012	4,110	4,154,384
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	11,800	12,010,040
SM Energy Co.	6.50%	11/15/2021	2,375	2,440,313
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	3/13/2013	7,150	7,462,813
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	7/18/2016	3,900	4,321,863
Valero Energy Corp.	6.70%	1/15/2013	6,275	6,488,695
Whiting Petroleum Corp.	7.00%	2/1/2014	11,150	11,874,750
WPX Energy, Inc.†	5.25%	1/15/2017	9,375	9,339,844

Total				362,672,780

Oil: Crude Producers 1.81%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	3,165	3,339,075
Anadarko Petroleum Corp.	5.75%	6/15/2014	19,120	20,620,691
Anadarko Petroleum Corp.	7.625%	3/15/2014	1,425	1,568,710
Chesapeake Midstream Partners LP/CHKM Finance Corp.	5.875%	4/15/2021	4,975	4,776,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.	6.125%	7/15/2022	4,000	3,820,000
Enogex LLC†	6.875%	7/15/2014	7,535	8,145,199
Enterprise Products Operating LLC	4.60%	8/1/2012	9,260	9,318,005
Enterprise Products Operating LLC	5.65%	4/1/2013	30,595	31,676,472

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers (continued)
Enterprise Products Operating LLC	5.90%	4/15/2013	$10,500	$10,911,043
Enterprise Products Operating LLC	6.125%	2/1/2013	1,005	1,036,726
Holly Energy Partners LP/Holly Energy Finance Corp.	8.25%	3/15/2018	10,900	11,390,500
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	8,197	8,647,835
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	18,670	19,967,704
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	33,275	34,356,537
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	7,170	7,463,748
NuStar Logistics LP	6.05%	3/15/2013	2,742	2,827,896
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	34,350	33,233,625
Pacific Rubiales Energy Corp. (Canada)†(b)	7.25%	12/12/2021	19,685	21,161,375
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	12,990	13,712,114
Petroleum Development Corp.	12.00%	2/15/2018	6,876	7,426,080
Southeast Supply Header LLC†	4.85%	8/15/2014	77,112	81,445,232
Southern Star Central Corp.	6.75%	3/1/2016	330	335,775
Southern Star Central Corp.†	6.75%	3/1/2016	24,370	24,796,475
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	2,900	3,260,554
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	1,280	1,400,815
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.70%	3/20/2022	5,500	5,637,500
W&T Offshore, Inc.	8.50%	6/15/2019	4,370	4,544,800

Total				376,820,486

Oil: Integrated Domestic 0.51%
Basic Energy Services, Inc.	7.75%	2/15/2019	4,200	4,116,000
Buckeye Partners LP	4.625%	7/15/2013	18,375	18,862,911
Colorado Interstate Gas Co.	6.80%	11/15/2015	8,613	10,056,324
Frontier Oil Corp.	8.50%	9/15/2016	7,480	7,928,800
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	14,147	14,316,835
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	30,455	30,875,766
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	18,000	19,194,228

Total				105,350,864

Oil: Integrated International 1.26%
Petrobras International Finance Co.	2.875%	2/6/2015	9,940	10,072,918
Petrobras International Finance Co.	3.875%	1/27/2016	9,950	10,343,154
Petrohawk Energy Corp.	7.875%	6/1/2015	86,276	90,200,781
Petrohawk Energy Corp.	10.50%	8/1/2014	87,982	97,803,255
Transocean, Inc.	4.95%	11/15/2015	17,176	18,558,668

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated International (continued)
Transocean, Inc.	5.05%	12/15/2016	$5,950	$6,503,618
Transocean, Inc.	5.25%	3/15/2013	8,175	8,405,486
Weatherford International Ltd.	4.95%	10/15/2013	700	731,813
Weatherford International Ltd.	5.15%	3/15/2013	6,265	6,455,343
Weatherford International Ltd.	9.625%	3/1/2019	9,535	12,585,332

Total				261,660,368

Paper & Forest Products 1.99%
Clearwater Paper Corp.	10.625%	6/15/2016	43,067	48,235,040
Georgia-Pacific LLC	7.70%	6/15/2015	5,470	6,350,708
Georgia-Pacific LLC†	8.25%	5/1/2016	214,390	236,364,975
Inversiones CMPC SA (Chile)†(b)	4.875%	6/18/2013	560	574,822
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	2,625	2,618,437
PH Glatfelter Co.	7.125%	5/1/2016	14,434	14,794,850
Plum Creek Timberlands LP	5.875%	11/15/2015	33,627	37,436,805
SCA Finans AB (Sweden)†(b)	4.50%	7/15/2015	14,350	15,375,408
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	44,847	45,519,705
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	6,825	7,200,375

Total				414,471,125

Plastics 0.11%
Plastipak Holdings, Inc.†	8.50%	12/15/2015	21,432	22,182,120

Pollution Control 0.15%
Clean Harbors, Inc.	7.625%	8/15/2016	30,495	32,019,750

Printing 0.04%
Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	7,167	7,382,010

Real Estate Investment Trusts 1.68%
Arden Realty LP	5.25%	3/1/2015	22,395	24,076,596
AvalonBay Communities, Inc.	5.375%	4/15/2014	3,000	3,194,166
Camden Property Trust	5.375%	12/15/2013	4,900	5,163,473
DDR Corp.	5.375%	10/15/2012	67,976	68,414,105
DDR Corp.	5.50%	5/1/2015	9,045	9,564,445
Federal Realty Investment Trust	5.40%	12/1/2013	2,938	3,086,428
Federal Realty Investment Trust	5.95%	8/15/2014	15,026	16,208,982
Federal Realty Investment Trust	6.00%	7/15/2012	12,809	12,869,945
HCP, Inc.	5.625%	2/28/2013	4,323	4,443,590

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts (continued)
HCP, Inc.	5.65%	12/15/2013	$8,339	$8,798,437
HCP, Inc.	6.00%	1/30/2017	19,525	21,973,396
HCP, Inc.	6.45%	6/25/2012	10,725	10,755,502
HCP, Inc.	7.072%	6/8/2015	12,750	14,281,199
Health Care REIT, Inc.	3.625%	3/15/2016	12,975	13,269,169
Health Care REIT, Inc.	5.875%	5/15/2015	11,225	12,268,375
Potlatch Corp.	6.95%	12/15/2015	1,500	1,533,750
Reckson Operating Partnership LP	5.875%	8/15/2014	4,078	4,285,835
Regency Centers LP	4.95%	4/15/2014	1,325	1,381,886
Regency Centers LP	5.25%	8/1/2015	4,939	5,296,273
Rouse Co. LP (The)	6.75%	11/9/2015	41,420	43,491,000
Rouse Co. LP (The)	7.20%	9/15/2012	46,874	47,459,925
Rouse Co. LP (The)/TRC Co-Issuer, Inc.†	6.75%	5/1/2013	8,000	8,220,000
UDR, Inc.	6.05%	6/1/2013	200	207,525
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	10,000	10,250,830

Total				350,494,832

Restaurants 0.24%
Darden Restaurants, Inc.	5.625%	10/15/2012	8,270	8,405,835
OSI Restaurant Partners LLC	10.00%	6/15/2015	40,191	41,396,730

Total				49,802,565

Retail 0.85%
DineEquity, Inc.	9.50%	10/30/2018	6,075	6,629,344
Fiesta Restaurant Group†	8.875%	8/15/2016	8,299	8,879,930
Lotte Shopping Co., Ltd. (South Korea)†(b)	3.375%	5/9/2017	29,000	28,929,414
Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	2,975	3,060,109
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	17,680	18,542,077
QVC, Inc.†	7.125%	4/15/2017	21,075	22,444,875
QVC, Inc.†	7.50%	10/1/2019	55,414	60,539,795
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	12,225	12,989,062
Wendy’s Co. (The)	10.00%	7/15/2016	12,825	13,915,253

Total				175,929,859

Retail: Specialty 0.32%
Michaels Stores, Inc.	11.375%	11/1/2016	16,160	17,250,962
Revlon Consumer Products Corp.	9.75%	11/15/2015	6,271	6,757,003
Rite Aid Corp.	9.75%	6/12/2016	9,900	10,840,500

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail: Specialty (continued)
Rite Aid Corp.	10.25%	10/15/2019	$17,800	$20,203,000
Rite Aid Corp.	10.375%	7/15/2016	11,250	11,910,937

Total				66,962,402

Technology 0.13%
Bankrate, Inc.	11.75%	7/15/2015	17,111	19,335,430
Viasystems Group, Inc.†	7.875%	5/1/2019	8,675	8,501,500

Total				27,836,930

Telecommunications 1.54%
ALLTEL Communications LLC PIK†	10.375%	12/1/2017	2,500	2,687,440
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	64,492	69,651,360
Consolidated Communications Finance Co.†	10.875%	6/1/2020	18,225	18,316,125
Digicel Group Ltd. (Jamaica)†(b)	8.875%	1/15/2015	14,800	14,652,000
GeoEye, Inc.	9.625%	10/1/2015	3,425	3,801,750
Intelsat Bermuda Ltd. (Luxembourg) PIK(b)	11.50%	2/4/2017	900	886,500
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019	2,750	3,011,250
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	10,662	11,155,117
NII Capital Corp.	7.625%	4/1/2021	7,700	6,525,750
Qtel International Finance Ltd.†	3.375%	10/14/2016	3,000	3,081,000
Qtel International Finance Ltd.†	6.50%	6/10/2014	9,320	10,182,100
Qwest Communications International, Inc.	7.125%	4/1/2018	28,959	30,599,412
Qwest Communications International, Inc.	8.00%	10/1/2015	70,292	74,255,766
Sable International Finance Ltd.†	8.75%	2/1/2020	3,925	4,082,000
SBA Telecommunications, Inc.	8.25%	8/15/2019	3,871	4,219,390
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	10,425	10,633,500
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	3,600	3,710,052
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%	2/2/2016	8,500	8,319,375
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	8.375%	4/30/2013	11,300	11,766,577
VimpelCom Holdings BV (Netherlands)†(b)	6.255%	3/1/2017	2,300	2,136,401
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	5,511	6,130,987
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	24,275	20,755,125

Total				320,558,977

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Tobacco 0.22%
Altria Group, Inc.	8.50%	11/10/2013	$5,995	$6,626,423
Reynolds American, Inc.	7.30%	7/15/2015	5,350	6,057,864
Universal Corp.	6.25%	12/1/2014	30,900	33,464,237

Total				46,148,524

Transportation: Miscellaneous 0.37%
Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	47,625	47,548,086
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	4,950	3,848,637
Florida East Coast Railway Corp.	8.125%	2/1/2017	600	618,000
Grupo Senda Autotransporte SA de CV (Mexico)†(b)	10.50%	10/3/2015	2,950	2,920,500
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	10,794	11,738,475
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	4,779	5,244,953
Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%	2/1/2018	2,475	2,772,000
Ryder System, Inc.	6.00%	3/1/2013	450	465,107
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	988	701,480

Total				75,857,238

Utilities 0.08%
Public Service Co. of New Mexico	7.95%	5/15/2018	13,610	16,756,564

Utilities: Electrical 0.35%
IPALCO Enterprises, Inc.	5.00%	5/1/2018	950	940,500
Otter Tail Corp.	9.00%	12/15/2016	27,622	29,969,870
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	27,000	28,397,250
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	5.62%	10/25/2012	13,420	13,688,400

Total				72,996,020

Utilities: Miscellaneous 0.05%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.50%	8/15/2021	6,325	6,562,188
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	4,350	4,643,625

Total				11,205,813

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Wholesale 0.16%
Glencore Funding LLC†	6.00%	4/15/2014	$31,940	$33,725,350

Total Corporate Bonds (cost $9,687,003,647)				9,783,574,020

FLOATING RATE LOANS(e) 1.32%

Aerospace/Defense 0.07%
DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	15,545	15,399,390

Automotive 0.04%
TI Automotive Ltd. New Term Loan	6.75%	3/14/2018	7,575	7,470,844

Broadcasting 0.05%
EMI Music Publishing Ltd. Term Loan B	5.50%	11/14/2017	9,528	9,492,057

Chemicals 0.02%
Norit NV Term Loan (Netherlands)(b)	6.75%	7/7/2017	3,532	3,527,835
Potters Holdings II LP 1st Lien Term Loan	6.00%	5/5/2017	1,236	1,238,236

Total				4,766,071

Communications Services 0.04%
Alaska Communications Systems Holdings, Inc. Term Loan B	5.50%	10/21/2016	9,217	8,152,906

Energy Equipment & Services 0.11%
Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	3,425	3,459,250
MEG Energy Corp. New Term Loan B (Canada)(b)	4.00%	3/16/2018	19,070	18,938,931

Total				22,398,181

Financial Services 0.02%
Nuveen Investments, Inc. New
2nd Lien Term Loan	8.25%	2/28/2019	3,745	3,789,472

Financial: Miscellaneous 0.07%
Goodman Global, Inc. 1st Lien Term Loan	5.75%	10/28/2016	3,283	3,288,599
Moneygram International, Inc. Term Loan B	4.25%	11/20/2017	4,712	4,673,257
Moneygram International, Inc. Term Loan B1	4.25%	11/17/2017	5,970	5,880,450

Total				13,842,306

Health Care 0.23%
RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	30,575	30,345,687
RPI Finance Trust Term Loan Tranche 2	4.00%	5/9/2018	18,158	18,101,608

Total				48,447,295

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Health Care Products 0.04%
Wolverine Healthcare Term Loan B	6.75%	5/14/2017	$9,500	$9,416,875

Leisure 0.01%
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	1,870	1,888,700

Manufacturing 0.02%
Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	4,950	4,951,030

Media 0.19%
Alpha D2 Ltd. New Term Loan B (United Kingdom)(b)	5.75%	4/28/2017	9,762	9,751,545
Atlantic Broadband Finance LLC 2nd Lien Term Loan	9.75%	10/4/2019	30,050	29,787,062

Total				39,538,607

Metals & Minerals: Miscellaneous 0.14%
American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	6,871	6,555,604
Preferred Sands Holding Co. LLC Term Loan B	7.50%	12/15/2016	22,943	22,426,294

Total				28,981,898

Oil: Crude Producers 0.13%
Chesapeake Energy Corp. Unsecured Term Loan	8.50%	12/1/2017	27,900	27,251,325

Retail 0.03%
Lord & Taylor Holdings LLC Term Loan B	5.75%	1/11/2019	5,511	5,550,223

Retail: Specialty 0.05%
Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.75%	5/16/2018	11,100	10,946,509

Services 0.05%
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018	5,500	5,486,250
Road Infrastructure Investment LLC Term Loan B	6.25%	3/30/2018	4,600	4,554,000

Total				10,040,250

Telecommunications Equipment 0.01%
Genesys Telecom Holdings, U.S., Inc. Term Loan B	6.75%	1/31/2019	3,225	3,233,063

Total Floating Rate Loans (cost $275,352,761)				275,557,002

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

FOREIGN BONDS(d) 0.33%

Croatia 0.06%
Agrokor dd†	9.875%	5/1/2019	EUR	9,575	$11,721,097
Agrokor dd†	10.00%	12/7/2016	EUR	1,000	1,241,447

Total					12,962,544

Netherlands 0.19%
Ziggo Finance BV†	6.125%	11/15/2017	EUR	29,525	38,469,965

United Kingdom 0.08%
Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	2,800	3,279,760
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	10,750	13,126,226

Total					16,405,986

Total Foreign Bonds (cost $74,438,664)					67,838,495

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.81%

Argentina 0.06%
City of Buenos Aires†	9.95%	3/1/2017		$8,100	5,913,000
Provincia de Buenos Aires†	11.75%	10/5/2015		5,015	3,736,175
Provincia de Neuquen†	7.875%	4/26/2021		3,145	2,610,350

Total					12,259,525

Croatia 0.05%
Republic of Croatia†	6.25%	4/27/2017		10,000	9,668,770

Dominican Republic 0.06%
Dominican Republic†	9.04%	1/23/2018		11,892	13,282,904

Iceland 0.05%
Republic of Iceland†	4.875%	6/16/2016		9,800	9,929,370

Indonesia 0.03%
Perusahaan Penerbit SBSN†	4.00%	11/21/2018		5,800	5,771,000

Lithuania 0.02%
Republic of Lithuania†	5.125%	9/14/2017		4,900	5,083,750

Mexico 0.03%
United Mexican States	6.625%	3/3/2015		4,950	5,635,575

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Poland 0.17%
Republic of Poland	3.875%	7/16/2015	$17,900	$18,618,685
Republic of Poland	5.00%	10/19/2015	15,000	16,174,950

Total				34,793,635

Qatar 0.06%
State of Qatar†	3.125%	1/20/2017	11,400	11,785,320

Russia 0.17%
Russia Eurobonds†	3.625%	4/29/2015	34,250	35,495,673

South Africa 0.05%
Republic of South Africa	6.50%	6/2/2014	9,900	10,964,250

Sri Lanka 0.03%
Republic of Sri Lanka†	7.40%	1/22/2015	1,900	2,009,250
Republic of Sri Lanka†	8.25%	10/24/2012	3,900	3,958,500

Total				5,967,750

Turkey 0.02%
Republic of Turkey	9.50%	1/15/2014	4,950	5,467,275

Ukraine 0.01%
Ukraine Government†	6.25%	6/17/2016	3,800	3,325,000

Total Foreign Government Obligations (cost $170,356,816)				169,429,797

GOVERNMENT SPONSORED ENTERPRISES BONDS 1.04%
Federal Home Loan Bank	1.00%	6/21/2017	101,480	101,778,351
Federal Home Loan Mortgage Corp.	1.00%	6/29/2017	113,950	114,031,246

Total Government Sponsored Enterprises Bonds (cost $214,752,328)				215,809,597

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.34%
Federal Home Loan Mortgage Corp. K004 A1	3.413%	5/25/2019	22,552	24,434,886
Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019	58,889	63,968,461
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019	70,069	76,081,549
Federal Home Loan Mortgage Corp. K007 A1	3.342%	12/25/2019	51,195	55,609,424
Federal Home Loan Mortgage Corp. K008 A1	2.746%	12/25/2019	33,531	35,623,419
Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020	40,137	42,651,246
Federal Home Loan Mortgage Corp. K010 A1	3.32%	7/25/2020	23,393	25,364,980
Federal Home Loan Mortgage Corp. K013 A1	2.902%	8/25/2020	19,605	20,915,565
Federal Home Loan Mortgage Corp. K014 A1	2.788%	10/25/2020	27,917	29,742,049
Federal Home Loan Mortgage Corp. K015 A1	2.257%	10/25/2020	37,872	39,472,550

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. K017 A1	1.891%		12/25/2020	$65,742	$67,416,028
Federal Home Loan Mortgage Corp. K701 A2	3.882%		11/25/2017	18,144	20,173,307
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	32,874	33,549,203
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		6/25/2046	17,400	18,676,927
Federal National Mortgage Assoc. 2011-M3 A1(f)	2.072%		7/25/2021	22,427	23,179,693
Federal National Mortgage Assoc. 2011-M5 A1	2.007%		7/25/2021	28,841	29,198,814
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	50,971	52,498,475
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	36,012	36,794,816

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $666,445,448)					695,351,392

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.72%
Federal Home Loan Mortgage Corp.	2.323%	#	6/1/2036	19,835	21,069,543
Federal Home Loan Mortgage Corp.	2.373%	#	10/1/2035	19,240	20,362,906
Federal Home Loan Mortgage Corp.	2.375%	#	9/1/2035	17,312	18,331,354
Federal Home Loan Mortgage Corp.	2.43%	#	6/1/2037	16,677	17,748,869
Federal Home Loan Mortgage Corp.	2.462%	#	4/1/2037	31,022	32,854,597
Federal Home Loan Mortgage Corp.	2.526%	#	6/1/2038	19,368	20,531,603
Federal Home Loan Mortgage Corp.	2.54%	#	6/1/2037	23,346	25,025,893
Federal Home Loan Mortgage Corp.	2.565%	#	5/1/2035	20,704	22,106,040
Federal Home Loan Mortgage Corp.	2.574%	#	8/1/2038	13,990	14,970,838
Federal Home Loan Mortgage Corp.	2.587%	#	12/1/2036	63,682	68,044,212
Federal Home Loan Mortgage Corp.	2.596%	#	5/1/2035	32,401	34,677,952
Federal Home Loan Mortgage Corp.	2.622%	#	12/1/2035	16,950	18,115,497
Federal Home Loan Mortgage Corp.	2.634%	#	4/1/2037	42,797	45,645,595
Federal Home Loan Mortgage Corp.	2.642%	#	5/1/2036	22,756	24,285,341
Federal Home Loan Mortgage Corp.	2.646%	#	3/1/2036	38,725	41,284,311
Federal Home Loan Mortgage Corp.	2.699%	#	4/1/2037	16,712	17,828,725
Federal Home Loan Mortgage Corp.	2.734%	#	4/1/2038	13,756	14,680,832
Federal Home Loan Mortgage Corp.	2.779%	#	9/1/2036	52,422	56,132,313
Federal Home Loan Mortgage Corp.	2.812%	#	2/1/2037	28,465	30,599,087
Federal Home Loan Mortgage Corp.	2.917%	#	3/1/2038	17,964	19,201,778
Federal Home Loan Mortgage Corp.	2.955%	#	12/1/2041	44,035	46,245,762
Federal Home Loan Mortgage Corp.	3.099%	#	9/1/2037	20,442	21,834,646
Federal Home Loan Mortgage Corp.	3.342%	#	6/1/2041	22,914	24,073,953

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	3.419%	#	10/1/2039	$15,776	$16,947,504
Federal Home Loan Mortgage Corp.	3.709%	#	10/1/2038	35,350	37,811,695
Federal Home Loan Mortgage Corp.	3.982%	#	7/1/2040	59,494	63,303,454
Federal Home Loan Mortgage Corp.	4.038%	#	5/1/2037	22,486	24,133,763
Federal Home Loan Mortgage Corp.	4.27%	#	10/1/2038	38,863	41,569,858
Federal Home Loan Mortgage Corp.	5.07%	#	7/1/2036	24,240	25,985,642
Federal Home Loan Mortgage Corp.	5.722%	#	11/1/2037	25,403	27,424,850
Federal National Mortgage Assoc.	2.141%	#	6/1/2037	18,286	19,328,182
Federal National Mortgage Assoc.	2.282%	#	1/1/2035	44,346	47,295,879
Federal National Mortgage Assoc.	2.326%	#	2/1/2036	30,405	32,373,044
Federal National Mortgage Assoc.	2.389%	#	7/1/2035	20,269	21,583,703
Federal National Mortgage Assoc.	2.403%	#	11/1/2036	14,136	15,029,165
Federal National Mortgage Assoc.	2.43%	#	8/1/2034	44,104	46,903,664
Federal National Mortgage Assoc.	2.524%	#	9/1/2038	25,478	27,132,408
Federal National Mortgage Assoc.	2.529%	#	8/1/2037	30,425	32,375,963
Federal National Mortgage Assoc.	2.532%	#	1/1/2040	13,811	14,637,000
Federal National Mortgage Assoc.	2.55%	#	1/1/2037	21,937	23,392,361
Federal National Mortgage Assoc.	2.589%	#	12/1/2036	24,396	25,980,554
Federal National Mortgage Assoc.	2.615%	#	8/1/2036	22,738	24,201,817
Federal National Mortgage Assoc.	2.621%	#	10/1/2036	14,866	15,802,638
Federal National Mortgage Assoc.	2.704%	#	2/1/2038	15,510	16,542,857
Federal National Mortgage Assoc.	2.718%	#	1/1/2042	28,245	29,505,540
Federal National Mortgage Assoc.	2.725%	#	3/1/2039	28,822	30,669,734
Federal National Mortgage Assoc.	2.823%	#	8/1/2037	13,289	14,187,042
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	22,726,929
Federal National Mortgage Assoc.	3.18%		11/1/2014	25,315	26,449,503
Federal National Mortgage Assoc.	3.192%	#	4/1/2041	17,444	18,310,472
Federal National Mortgage Assoc.	3.21%	#	11/1/2038	44,150	47,246,839
Federal National Mortgage Assoc.	3.304%	#	8/1/2037	18,018	19,162,451
Federal National Mortgage Assoc.	3.336%	#	10/1/2040	27,870	29,278,332
Federal National Mortgage Assoc.	3.838%	#	12/1/2039	32,032	33,988,002
Federal National Mortgage Assoc.	4.613%	#	4/1/2038	18,350	19,471,814
Federal National Mortgage Assoc.	4.647%	#	11/1/2038	30,827	33,051,938
Federal National Mortgage Assoc.	5.089%	#	10/1/2038	18,984	20,472,729
Federal National Mortgage Assoc.	5.50%		1/1/2035	6,657	7,308,301

Total Government Sponsored Enterprises Pass-Throughs (cost $1,598,599,441)					1,607,237,274

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 0.38%

Finance 0.07%
Puerto Rico Comwlth Govt Dev Bk Ser B	4.704%		5/1/2016	$12,925	$13,589,345

General Obligation 0.13%
New York City NY Taxable Ser D	5.13%		12/1/2015	12,255	14,086,265
New York City NY Taxable Ser O	4.65%		6/1/2015	11,285	12,594,060

Total					26,680,325

Miscellaneous 0.03%
MI Muni Bd Auth Rev Sch Ln (NPFGC)(FGIC)	5.222%		6/1/2014	6,160	6,574,999

Utilities 0.15%
Guam Pwr Auth Rev Sub Ser A	7.50%		10/1/2015	24,730	26,021,400
MO Jt Muni Elec Util Commn Taxable Ser B (AMBAC)	5.25%		1/1/2014	4,840	5,143,565

Total					31,164,965

Total Municipal Bonds (cost $74,206,078)					78,009,634

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 24.80%
7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%		3/13/2031	9,700	9,894,466
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	22,158	23,694,827
Arkle Master Issuer plc 2010-1A 2A†	1.616%	#	5/17/2060	5,000	5,011,840
Arkle Master Issuer plc 2010-2A 1A1†	1.866%	#	5/17/2060	38,445	38,657,947
Arkle Master Issuer plc 2011-1A 2A†	1.716%	#	5/17/2060	20,900	20,995,597
Arran Residential Mortgages Funding plc 2007-3A A3B†	0.564%	#	9/16/2056	48,350	48,365,955
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	139	139,403
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%	#	7/10/2043	5,448	5,529,827
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%		10/10/2045	19,640	21,882,859
Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%		7/10/2046	9,750	10,119,632
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	46,578	52,401,430
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	4,500	4,892,263
Banc of America Large Loan, Inc. 2009-UB1 A4B†	5.61%	#	6/24/2050	25,851	25,287,164
Banc of America Large Loan, Inc. 2010-RC30 A5A†	5.334%		12/16/2043	20,000	21,784,300

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%		11/17/2039	$19,000	$18,799,873
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%		5/17/2046	17,535	17,492,834
BCRR Trust 2009-1 1A2†	5.786%	#	8/17/2045	11,298	11,305,191
BCRR Trust 2009-1 2A1†	5.858%		7/17/2040	7,775	8,837,535
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	8,737	8,733,082
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A2	5.404%	#	3/11/2039	2,866	2,863,738
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.694%	#	9/11/2038	11,635	12,080,810
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	8,895	9,166,019
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW18 A4	5.70%		6/11/2050	30,720	35,305,390
Citigroup Commercial Mortgage Trust 2005 C3 AM	4.83%		5/15/2043	15,103	15,768,619
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	6,456	6,500,871
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%		12/19/2039	13,350	13,438,657
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.213%		7/15/2044	32,525	36,265,538
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.213%		7/15/2044	23,615	22,686,517
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A3	5.293%		12/11/2049	24,230	25,616,513
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4	5.322%		12/11/2049	43,520	47,975,969
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	106	106,114
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%		12/10/2046	25,190	28,251,920
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	38,234	38,369,348
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.419%	#	6/15/2022	42,345	40,148,779
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	49,779	52,042,814

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.828%	#	7/17/2028	$30,894	$31,231,994
Commercial Mortgage Pass-Through Certificates 2011-FL1 D†	3.828%	#	7/17/2028	7,955	7,991,922
Commercial Mortgage Pass-Through Certificates 2011-THL B†	4.554%		6/9/2028	12,390	12,599,267
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	48,600	49,617,684
Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.43%	#	2/15/2039	19,453	20,634,999
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	5.814%	#	6/15/2038	77,185	87,058,312
Credit Suisse Mortgage Capital Certificates 2006-C3 AM	5.814%	#	6/15/2038	3,620	3,711,197
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	74,830	82,758,935
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	35,723	34,660,657
Credit Suisse Mortgage Capital Certificates 2007-C1 A3	5.383%		2/15/2040	28,000	28,749,672
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.774%	#	9/15/2039	47,690	50,844,360
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.204%	#	2/15/2041	12,400	11,472,492
Credit Suisse Mortgage Capital Certificates 2009-RR2 IQA†	5.695%		4/16/2049	35,000	38,534,475
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.774%	#	9/15/2039	11,500	11,098,610
Credit Suisse Mortgage Capital Certificates 2010-RR6 B†	5.599%	#	4/12/2049	15,000	14,996,227
CS First Boston Mortgage Securities Corp. 002-CKS4 A2	5.183%		11/15/2036	17,934	17,994,925
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%		7/15/2035	575	574,280
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%		12/15/2035	43,626	43,959,719
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	34,211	35,348,649
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%		12/15/2036	21,260	22,088,451

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%		3/15/2036	$25,903	$26,314,915
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%		7/15/2037	10,039	10,405,561
CWCapital Cobalt Ltd. 2006-C1 A4	5.223%		8/15/2048	36,152	39,356,477
CWCapital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	9,440	9,020,892
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	75,760	81,100,477
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	34,219	36,766,734
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	60,880	64,826,820
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	44,256	47,698,652
Developers Diversified Realty Corp. 2009-DDR1 A†	3.807%		10/14/2022	32,451	34,165,214
Developers Diversified Realty Corp. 2009-DDR1 B†	5.73%		10/14/2022	9,500	10,241,945
Extended Stay America Trust 2010-ESHA B†	4.221%		11/5/2027	5,075	5,159,141
Extended Stay America Trust 2010-ESHA C†	4.86%		11/5/2027	62,200	62,921,458
Fontainebleau Miami Beach Trust 2012-FBLU D†	5.007%		5/5/2027	39,750	41,026,849
Fosse Master Issuer plc 2011-1A A2†	1.866%	#	10/18/2054	12,400	12,490,619
Fosse Master Issuer plc 2012-1A 2A2†	1.727%	#	10/18/2054	13,300	13,316,532
Fosse Master Issuer plc 2012-1A 2B1†	2.277%	#	4/18/2013	18,150	18,173,631
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%		12/10/2037	20,825	21,022,685
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%		7/10/2045	31,665	34,848,773
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.453%	#	5/10/2040	26,055	27,155,146
Gracechurch Mortgage Financing plc 2006-1 A6†	0.567%	#	11/20/2056	15,681	15,643,725
Gracechurch Mortgage Financing plc 2011-1A 2A1†	2.017%	#	11/20/2056	34,725	35,024,156
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%		1/11/2035	6,660	6,709,244
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%		4/10/2037	16,099	16,169,061
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.874%	#	7/10/2038	68,370	70,283,095
Greenwich Capital Commercial Funding Corp. 2007-GG11 A4	5.736%		12/10/2049	83,443	91,421,106

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	$43,230	$44,227,843
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.444%		3/10/2039	56,500	61,835,577
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	8,276	8,336,798
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	19,009	19,037,773
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%		4/10/2038	41,777	46,311,789
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	33,400	33,597,578
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%		11/10/2039	6,375	6,397,807
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%		11/10/2039	68,011	76,716,306
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	52,613	53,437,340
GS Mortgage Securities Corp. II 2007-EOP B†	1.731%	#	3/6/2020	24,500	24,222,966
GS Mortgage Securities Corp. II 2007-EOP E†	2.476%	#	3/6/2020	6,179	6,115,542
GS Mortgage Securities Corp. II 2007-EOP F†	2.633%	#	3/6/2020	20,855	20,632,279
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	46,069	49,368,922
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	45,456	48,983,690
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%		2/10/2021	11,500	11,656,400
GS Mortgage Securities Corp. II 2011-ALF C†	3.563%		2/10/2021	9,800	9,908,780
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	62,270	66,635,314
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	23,500	24,762,150
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%		5/10/2045	19,740	20,202,629
Holmes Master Issuer plc 2010-1A A2†	1.867%	#	10/15/2054	18,450	18,556,844
Holmes Master Issuer plc 2012-1A A2†	2.117%	#	10/15/2054	20,000	20,203,180
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	2,976	2,977,417
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%		12/12/2034	16,080	16,219,405
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%		10/12/2037	12,652	12,758,152
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	9,959	10,005,653
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A3	4.697%		7/15/2042	7,405	7,445,852
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%		8/15/2042	52,328	57,404,538
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.198%	#	12/15/2044	24,566	27,455,548

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB16 A4	5.552%		5/12/2045	$18,563	$20,820,730
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%		5/15/2047	62,802	68,400,861
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 AM	5.372%		5/15/2047	4,800	4,462,550
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-FL1A A2†	0.689%	#	7/15/2019	19,850	18,582,300
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.802%	#	6/15/2049	44,869	45,026,388
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	5.817%	#	6/15/2049	44,900	48,658,377
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.817%	#	6/15/2049	44,262	38,639,398
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A2	5.827%		2/15/2051	14,602	14,722,836
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3	5.42%		1/15/2049	35,975	39,672,205
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.641%	#	3/18/2051	27,500	26,885,182
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%		11/13/2044	40,100	42,497,940
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%		11/15/2030	2,265	2,265,227
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%		11/15/2030	6,057	6,331,291
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%		2/15/2031	2,560	2,573,870
LB-UBS Commercial Mortgage Trust 2006-C4 A4	5.87%	#	6/15/2038	24,400	27,657,815
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	12,340	12,110,007
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	10,379	10,421,580
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	11,575	11,757,312
LB-UBS Commercial Mortgage Trust 2007-C2 A3	5.43%		2/15/2040	25,397	27,897,354
Merrill Lynch Floating Trust 2008-LAQA A2†	0.777%	#	7/9/2021	29,500	27,040,142
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	7,735	7,817,339

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.489%	#	11/12/2037	$57,500	$57,180,357
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.219%	#	11/12/2037	37,266	41,568,481
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.219%	#	11/12/2037	9,400	8,848,958
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.219%	#	11/12/2037	5,598	5,723,526
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%		1/12/2044	217	217,326
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%		1/12/2044	6,100	6,774,532
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%		1/12/2044	6,826	6,924,869
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	4,464	4,469,933
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	3,674	3,671,351
Merrill Lynch Mortgage Trust 2006-C2 A4	5.742%		8/12/2043	16,368	18,649,872
Merrill Lynch Mortgage Trust 2006-C2 AM	5.782%		8/12/2043	3,000	3,075,027
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	1,740	1,739,295
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.531%	#	2/12/2039	13,255	11,354,949
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%		12/12/2049	79,443	88,009,378
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	18,255	17,522,847
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%		8/12/2048	42,865	45,914,288
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.449%	#	6/12/2050	9,086	8,888,870
Morgan Stanley Capital I 2005-HQ5 AAB	5.037%		1/14/2042	6,107	6,232,341
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%		8/13/2042	23,003	25,239,306
Morgan Stanley Capital I 2005-HQ7 A4	5.201%	#	11/14/2042	19,320	21,473,140
Morgan Stanley Capital I 2005-HQ7 AAB	5.178%	#	11/14/2042	16,652	16,823,346
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	6,479	6,484,333
Morgan Stanley Capital I 2007-HQ12 A3	5.599%	#	4/12/2049	35,700	37,780,632
Morgan Stanley Capital I 2007-HQ13 A3	5.569%		12/15/2044	14,000	15,049,412
Morgan Stanley Capital I 2007-IQ15 AM	5.88%	#	6/11/2049	14,800	14,219,744
Morgan Stanley Capital I 2007-XLF9 A2†	0.799%	#	12/15/2020	21,970	21,231,475
Morgan Stanley Capital I 2007-XLF9 B†	0.839%	#	12/15/2020	10,000	9,264,320
Morgan Stanley Capital I 2011-C1 A2†	3.884%		9/15/2047	18,908	20,263,723
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	34,000	36,132,378
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	1,388	1,386,880
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%		3/12/2035	642	641,955

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust 2009-GG10 A4A†	5.786%	#	8/12/2045	$24,487	$27,389,199
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.786%	#	8/12/2045	30,095	30,334,541
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%		12/17/2043	1,704	1,701,524
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	5.786%	#	8/15/2045	38,969	43,587,606
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.786%	#	8/15/2045	14,800	14,917,801
Permanent Master Issuer plc 2010-1A	1.617%	#	7/15/2042	38,795	38,906,885
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	48,100	51,078,232
RBSCF Trust 2010-RR3 CSCA†	5.467%		9/16/2039	13,800	15,137,448
RBSCF Trust 2010-RR4 WBCA†	5.509%		4/16/2047	13,600	14,942,578
Silverstone Master Issuer plc 2011-1A†	2.016%	#	1/21/2055	20,000	20,165,400
Silverstone Master Issuer plc 2012-1A†	2.016%	#	1/21/2055	6,400	6,463,776
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%		1/10/2045	8,900	9,331,143
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	30,092	31,690,356
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%		11/15/2034	11,979	12,077,723
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%		10/15/2035	2,352	2,369,321
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	4,159	4,330,382
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%		5/15/2044	18,343	18,328,977
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.241%	#	7/15/2042	19,181	17,803,891
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%		1/15/2045	13,920	13,065,479
Wachovia Bank Commercial Mortgage Trust 2006-C23 B	5.46%	#	1/15/2045	7,975	7,179,709
Wachovia Bank Commercial Mortgage Trust 2006-C26 A3	6.004%	#	6/15/2045	25,692	29,327,418
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	92,324	104,274,326
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	34,000	35,472,982

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%		10/15/2048	$67,662	$75,030,662
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	41,700	40,934,888
Wachovia Bank Commercial Mortgage Trust 2006-C29 A4	5.308%		11/15/2048	51,765	58,218,335
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	25,900	26,110,114
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	14,971	14,988,372
Wachovia Bank Commercial Mortgage Trust 2007-C30 A5	5.342%		12/15/2043	82,110	87,363,275
Wachovia Bank Commercial Mortgage Trust 2007-C31 A4	5.509%		4/15/2047	93,640	101,130,694
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.736%	#	6/15/2049	85,913	91,532,183
Wachovia Bank Commercial Mortgage Trust 2007-C34 AM	5.818%		5/15/2046	6,944	7,048,195
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	55,160	59,320,305

Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,117,569,275)					5,161,568,716

Total Long-Term Investments (cost $19,318,131,307)					19,494,971,699

SHORT-TERM INVESTMENTS 5.67%

Commercial Paper 0.64%

Household Furnishing 0.07%
Newell Rubbermaid, Inc.	Zero Coupon		9/5/2012	14,850	14,798,516

Oil 0.14%
BP Capital Markets plc	0.777%		2/11/2013	29,075	28,908,182

Telecommunications 0.43%
Vodafone Group plc	0.01%		2/8/2013	21,750	21,567,249
Vodafone Group plc	0.888%		2/13/2013	36,725	36,410,302
Vodafone Group plc	1.004%		7/9/2012	31,200	31,167,075

Total					89,144,626

Total Commercial Paper (cost $132,851,324)					132,851,324

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Investments	Principal Amount (000)	Fair Value

Repurchase Agreements 5.03%
Repurchase Agreement dated 5/31/2012, 0.01% due 6/1/2012 with Fixed Income Clearing Corp. collateralized by $8,560,000 of Federal Home Loan Bank at 4.50% due 11/15/2012; value: $8,741,900; proceeds: $8,570,270	$8,570	$8,570,268
Repurchase Agreement dated 5/31/2012, 0.15% due 6/1/2012 with Bank of America Corp. collateralized by $435,863,000 of U.S. Treasury Bond at 3.00% due 5/15/2042 and $386,470,000 of U.S. Treasury Bond at 6.125% due 11/15/2027; value: $1,064,227,486; proceeds: $1,039,033,329	1,039,029	1,039,029,000

Total Repurchase Agreements (cost $1,047,599,268)		1,047,599,268

Total Short-Term Investments (cost $1,180,450,592)		1,180,450,592

Total Investments in Securities 99.34% (cost $20,498,581,899)		20,675,422,291

Cash, Foreign Cash and Other Assets in Excess of Liabilities(g) 0.66%		136,653,460

Net Assets 100.00%		$20,812,075,751

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
COD	Certificate of Deposit.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2012.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2012.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Investment in non-U.S. dollar denominated securities.
(e)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2012.

(f)	Security has been partially segregated to cover margin requirements for open forward currency exchange contracts and credit default swap agreements.
(g)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts, forward currency exchange contracts and swaps as follows:
Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
AMBAC	AMBAC Assurance Corporation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)
SHORT DURATION INCOME FUND May 31, 2012

Open Futures Contracts at May 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)

U.S. 2-Year Treasury Note	September 2012	13,516	Long	$2,979,010,875	$578,561
U.S. 5-Year Treasury Note	June 2012	10,242	Short	(1,273,848,750)	(5,639,512)
U.S. 5-Year Treasury Note	September 2012	11,472	Short	(1,424,679,000)	(333,531)

Totals				$280,483,125	$(5,394,482)

Open Forward Foreign Currency Exchange Contracts at May 31, 2012:

Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

British pound	Buy	UBS AG	7/12/2012	9,195,000	$14,612,234	$14,168,903	$(443,331)
British pound	Buy	UBS AG	7/12/2012	4,709,000	7,484,014	7,256,266	(227,748)
British pound	Sell	Barclays Bank plc	7/12/2012	1,985,000	3,099,399	3,058,757	40,642
British pound	Sell	UBS AG	7/12/2012	14,205,000	22,395,887	21,888,990	506,897
Canadian dollar	Sell	Barclays Bank plc	8/22/2012	17,522,090	17,120,612	16,934,777	185,835
euro	Sell	Goldman Sachs	7/20/2012	5,211,000	6,823,075	6,445,169	377,906
euro	Sell	Goldman Sachs	7/20/2012	9,882,000	12,983,169	12,222,445	760,724
euro	Sell	Morgan Stanley	7/31/2012	5,739,000	7,587,647	7,098,931	488,716
euro	Sell	Morgan Stanley	7/31/2012	5,352,000	7,068,172	6,620,226	447,946
euro	Sell	Morgan Stanley	7/31/2012	5,473,000	7,244,828	6,769,898	474,930
euro	Sell	J.P. Morgan	8/13/2012	11,519,500	14,919,826	14,251,196	668,630
euro	Sell	Morgan Stanley	8/13/2012	11,519,500	14,919,826	14,251,196	668,630

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,949,777

Credit Default Swaps on Indexes - Sell Protection at May 31, 2012*:

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Notional Amount	Market Value	Upfront Payments Received**	Unrealized Appreciation/ (Depreciation)	Credit Default Swap Agreements Payable at Fair Value***

Credit Suisse	.35%	Markit CMBX. NA.AAA.4	2/17/2051	29,500,000	$26,550,000	$2,403,215	$(546,785)	$2,950,000
Goldman Sachs	.50%	Markit CMBX. NA.AM.4	2/17/2051	9,900,000	7,647,750	1,873,869	(378,381)	2,252,250
Goldman Sachs	.08%	Markit CMBX. NA.AAA.3	12/13/2049	9,900,000	8,947,125	797,279	(155,596)	952,875
J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	24,800,000	23,730,500	1,053,069	(16,431)	1,069,500
J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	48,000,000	45,930,000	1,810,506	(259,494)	2,070,000
Morgan Stanley	.50%	Markit CMBX. NA.AM.4	2/17/2051	9,800,000	7,570,500	1,830,767	(398,733)	2,229,500
Morgan Stanley	.50%	Markit CMBX. NA.AM.4	2/17/2051	9,800,000	7,570,500	1,869,363	(360,137)	2,229,500
Morgan Stanley	.10%	Markit CMBX. NA.AAA.1	10/12/2052	49,350,000	47,221,781	1,848,004	(280,215)	2,128,219
Morgan Stanley	.10%	Markit CMBX. NA.AAA.1	10/12/2052	48,350,000	46,264,906	1,750,684	(334,409)	2,085,093

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
SHORT DURATION INCOME FUND May 31, 2012

Credit Default Swaps on Indexes - Sell Protection at May 31, 2012 (concluded):

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Notional Amount	Market Value	Upfront Payments Received**	Unrealized Appreciation/ (Depreciation)	Credit Default Swap Agreements Payable at Fair Value***

Morgan Stanley	.08%	Markit CMBX. NA.AAA.3	12/13/2049	24,500,000	22,141,875	2,111,024	$(247,101)	$2,358,125
Morgan Stanley	.08%	Markit CMBX. NA.AAA.3	12/13/2049	24,800,000	$22,413,000	$2,416,293	29,293	2,387,000
UBS AG	.50%	Markit CMBX. NA.AM.4	2/17/2051	9,900,000	7,647,750	1,886,192	(366,058)	2,252,250
UBS AG	.08%	Markit CMBX. NA.AAA.3	12/31/2049	14,800,000	13,375,500	1,275,139	(149,361)	1,424,500
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	24,700,000	23,125,375	1,386,946	(187,679)	1,574,625
UBS AG	.07%	Markit CMBX NA.AAA.2	3/15/2049	23,400,000	21,908,250	1,313,949	(177,802)	1,491,751
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	49,500,000	46,344,375	2,779,506	(376,119)	3,155,625

Totals on Credit Default Swaps						$28,405,805	$(4,205,008)	$32,610,813

*

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

**	Upfront payments received are presented net of amortization (See Note 2(o)).
***	Includes upfront payments received.

See Notes to Financial Statements.	169

Statements of Assets and Liabilities (unaudited)
May 31, 2012

	Convertible Fund	Floating Rate Fund	High Yield Fund
ASSETS:
Investments in securities, at cost	$389,265,039	$2,866,910,138	$2,014,372,472

Investments in securities, at fair value	$379,349,878	$2,817,122,447	$2,012,928,230
Cash	—	—	230,000
Deposits with brokers for futures collateral	—	—	322,300
Foreign cash, at value (cost $0, $0, and $41,481, respectively)	—	—	40,392
Receivables:
Interest and dividends	2,090,711	19,173,593	38,520,576
Investment securities sold	4,977,790	155,385,381	45,162,297
Capital shares sold	395,974	37,937,517	25,503,033
From advisor (See Note 3)	25,011	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	5,152,627
Prepaid expenses and other assets	57,620	96,099	86,753

Total assets	386,896,984	3,029,715,037	2,127,946,208

LIABILITIES:
Payables:
To bank	—	1,040,358	612,047
Investment securities purchased	790,186	127,647,745	34,289,607
Capital shares reacquired	575,177	10,836,867	22,640,976
12b-1 distribution fees	54,029	1,356,225	399,884
Management fee	231,845	1,178,063	1,046,254
Trustees’ fees	33,075	21,427	55,364
Fund administration	13,248	100,952	73,537
Variation margin	—	—	61,131
To affiliates (See Note 3)	18,419	—	76,573
Unrealized depreciation on forward foreign currency exchange contracts	—	—	472,179
Distributions payable	—	13,114,068	12,997,058
Accrued expenses and other liabilities	96,700	449,700	143,409

Total liabilities	1,812,679	155,745,405	72,868,019

NET ASSETS	$385,084,305	$2,873,969,632	$2,055,078,189

COMPOSITION OF NET ASSETS:
Paid-in capital	$410,082,846	$2,940,838,039	$2,035,096,479
Undistributed (distributions in excess of) net investment income	(453,277)	189,214	(4,111,612)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(14,630,103)	(17,272,010)	21,003,385
Net unrealized appreciation (depreciation) on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(9,915,161)	(49,785,611)	3,089,937

Net Assets	$385,084,305	$2,873,969,632	$2,055,078,189

170	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)
May 31, 2012

	Convertible Fund	Floating Rate Fund	High Yield Fund
Net assets by class:
Class A Shares	$59,054,332	$1,169,893,642	$674,780,819
Class B Shares	$3,715,005	—	$17,014,895
Class C Shares	$45,203,002	$875,833,363	$244,645,331
Class F Shares	$35,810,096	$765,387,336	$296,611,836
Class I Shares	$240,438,776	$60,947,793	$798,929,658
Class P Shares	$25,875	—	$1,199,834
Class R2 Shares	$50,271	$203,431	$3,049,883
Class R3 Shares	$786,948	$1,704,067	$18,845,933
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	5,645,293	127,749,736	89,171,874
Class B Shares	356,131	—	2,257,941
Class C Shares	4,342,940	95,566,541	32,486,601
Class F Shares	3,423,478	83,658,089	39,249,897
Class I Shares	22,900,232	6,651,749	105,163,832
Class P Shares	2,449	—	156,516
Class R2 Shares	4,762	22,183	400,802
Class R3 Shares	75,405	186,003	2,476,851
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.46	$9.16	$7.57
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 2.25%)	$10.70	$9.37	$7.74
Class B Shares-Net asset value	$10.43	—	$7.54
Class C Shares-Net asset value	$10.41	$9.16	$7.53
Class F Shares-Net asset value	$10.46	$9.15	$7.56
Class I Shares-Net asset value	$10.50	$9.16	$7.60
Class P Shares-Net asset value	$10.57	—	$7.67
Class R2 Shares-Net asset value	$10.56	$9.17	$7.61
Class R3 Shares-Net asset value	$10.44	$9.16	$7.61

See Notes to Financial Statements.	171

Statements of Assets and Liabilities (unaudited)(continued)
May 31, 2012

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$1,681,288,421	$278,773,932	$20,498,581,899

Investments in securities, at fair value	$1,755,291,787	$279,572,096	$20,675,422,291
Cash	7,535,326	4,081,252	27,947,397
Foreign cash, at value (cost $119,327, $18,672 and $1,620,020, respectively)	117,138	17,987	1,561,174
Receivables:
Investment securities sold	17,985,770	2,264,109	182,931,703
Interest and dividends	22,067,146	2,554,839	192,307,048
Capital shares sold	16,576,999	6,373,587	252,974,756
From advisor (See Note 3)	96,855	—	—
Unrealized appreciation on forward foreign currency exchange contracts	2,369,084	41,700	4,620,856
Unrealized appreciation on CPI swaps	—	129,511	—
Prepaid expenses and other assets	85,182	61,067	525,630

Total assets	1,822,125,287	295,096,148	21,338,290,855

LIABILITIES:
Payables:
Investment securities purchased	178,612,264	6,221,050	342,587,163
Capital shares reacquired	3,595,924	550,168	70,163,697
12b-1 distribution fees	482,627	63,151	8,302,432
Management fee	674,720	90,357	4,437,710
Trustees’ fees	655,483	—	107,089
Fund administration	53,978	9,036	689,706
Variation margin	476,238	5,999	445,225
To advisor	—	1,895	—
To affiliates (See Note 3)	—	—	9,583
Unrealized depreciation on forward foreign currency exchange contracts	11,625,487	—	671,079
Unrealized depreciation on CPI swaps	—	5,855,848	—
Credit default swap agreements payable, at fair value (including upfront payments received $0, $384,735, and $28,405,805)	—	445,594	32,610,813
Distributions payable	6,564,953	792,012	65,000,258
Accrued expenses and other liabilities	189,515	100,246	1,190,349

Total liabilities	202,931,189	14,135,356	526,215,104

NET ASSETS	$1,619,194,098	$280,960,792	$20,812,075,751

COMPOSITION OF NET ASSETS:
Paid-in capital	$1,555,902,256	$288,689,912	$20,779,234,713
Distributions in excess of net investment income	(7,686,960)	(1,252,511)	(107,089,636)
Accumulated net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	6,450,569	(1,468,230)	(31,176,838)
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	64,528,233	(5,008,379)	171,107,512

Net Assets	$1,619,194,098	$280,960,792	$20,812,075,751

172	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)
May 31, 2012

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Net assets by class:
Class A Shares	$944,879,639	$152,399,874	$8,743,985,039
Class B Shares	$15,375,549	—	$40,711,420
Class C Shares	$287,429,167	$37,039,757	$5,697,677,741
Class F Shares	$309,581,060	$87,884,527	$5,393,024,431
Class I Shares	$54,442,375	$3,613,697	$895,381,776
Class R2 Shares	$273,801	$10,092	$6,444,432
Class R3 Shares	$7,212,507	$12,845	$34,850,912
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	324,491,338	10,584,463	1,911,842,406
Class B Shares	5,276,417	—	8,888,995
Class C Shares	98,300,358	2,568,458	1,237,995,358
Class F Shares	106,342,589	6,098,474	1,180,108,659
Class I Shares	18,691,375	251,047	195,910,383
Class R2 Shares	93,236	701	1,408,364
Class R3 Shares	2,469,190	892	7,610,779
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$2.91	$14.40	$4.57
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$2.98	$14.73	$4.68
Class B Shares-Net asset value	$2.91	—	$4.58
Class C Shares-Net asset value	$2.92	$14.42	$4.60
Class F Shares-Net asset value	$2.91	$14.41	$4.57
Class I Shares-Net asset value	$2.91	$14.39	$4.57
Class R2 Shares-Net asset value	$2.94	$14.40	$4.58
Class R3 Shares-Net asset value	$2.92	$14.40	$4.58

See Notes to Financial Statements.	173

Statements of Operations (unaudited)
For the Six Months Ended May 31, 2012

	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment income:
Dividends (net of foreign withholding taxes of $2,470, $0, and $0, respectively)	$2,621,577	$—	$904,752
Interest and other	3,702,493	90,648,901	80,322,914

Total investment income	6,324,070	90,648,901	81,227,666

Expenses:
Management fee	1,351,805	6,816,824	5,876,537
12b-1 distribution plan-Class A	66,186	1,134,558	669,692
12b-1 distribution plan-Class B	23,789	—	89,141
12b-1 distribution plan-Class C	205,449	3,897,891	968,367
12b-1 distribution plan-Class F	18,347	370,244	137,619
12b-1 distribution plan-Class P	60	—	2,643
12b-1 distribution plan-Class R2	185	572	9,875
12b-1 distribution plan-Class R3	2,007	3,696	42,555
Shareholder servicing	130,984	1,190,158	554,061
Professional	27,105	51,664	31,544
Reports to shareholders	16,381	114,023	57,657
Fund administration	77,246	583,718	411,375
Custody	4,827	19,624	24,245
Trustees’ fees	5,159	42,762	26,147
Registration	45,842	167,751	94,882
Subsidy (See Note 3)	124,251	17,922	547,089
Other	6,132	48,631	21,315

Gross expenses	2,105,755	14,460,038	9,564,744
Expense reductions (See Note 7)	(79)	(1,083)	(517)
Management fee waived (See Note 3)	(112,212)	—	—

Net expenses	1,993,464	14,458,955	9,564,227

Net investment income	4,330,606	76,189,946	71,663,439

Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	1,713,160	3,301,248	28,178,089
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	4,259,557	53,631,290	45,162,979

Net realized and unrealized gain	5,972,717	56,932,538	73,341,068

Net Increase in Net Assets Resulting From Operations	$10,303,323	$133,122,484	$145,004,507

174	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)
For the Six Months Ended May 31, 2012

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Investment income:
Interest and other	$37,823,445	$2,938,828	$333,905,984

Total investment income	37,823,445	2,938,828	333,905,984

Expenses:
Management fee	3,618,185	365,074	23,654,887
12b-1 distribution plan-Class A	852,941	121,676	7,738,074
12b-1 distribution plan-Class B	79,502	—	211,152
12b-1 distribution plan-Class C	1,077,412	118,582	22,588,073
12b-1 distribution plan-Class F	133,295	17,760	2,329,931
12b-1 distribution plan-Class P	—	—	—
12b-1 distribution plan-Class R2	892	30	17,584
12b-1 distribution plan-Class R3	11,328	28	56,587
Shareholder servicing	603,083	10,178	5,119,759
Professional	29,238	25,918	66,914
Reports to shareholders	45,281	3,500	519,342
Fund administration	289,455	36,507	3,664,782
Custody	30,013	6,479	114,472
Trustees’ fees	19,121	1,397	244,622
Registration	75,528	49,170	481,421
Subsidy (See Note 3)	—	—	92,708
Other	12,684	2,373	139,943

Gross expenses	6,877,958	758,672	67,040,251
Expense reductions (See Note 7)	(535)	(65)	(6,736)
Management fee waived (See Note 3)	(192,622)	(72)	—

Net expenses	6,684,801	758,535	67,033,515

Net investment income	31,138,644	2,180,293	266,872,469

Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	11,415,106	381,492	96,241,476
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	38,930,517	(631,208)	176,830,497

Net realized and unrealized gain (loss)	50,345,623	(249,716)	273,071,973

Net Increase in Net Assets Resulting From Operations	$81,484,267	$1,930,577	$539,944,442

See Notes to Financial Statements.	175

Statements of Changes in Net Assets

	Convertible Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income	$4,330,606	$7,874,790
Net realized gain on investments	1,713,160	13,579,139
Net change in unrealized appreciation/depreciation on investments	4,259,557	(40,854,011)

Net increase (decrease) in net assets resulting from operations	10,303,323	(19,400,082)

Distributions to shareholders from:
Net investment income
Class A	(1,085,196)	(3,106,435)
Class B	(60,164)	(203,570)
Class C	(657,262)	(1,549,396)
Class F	(637,695)	(1,626,834)
Class I	(3,748,276)	(3,660,218)
Class P	(399)	(1,731)
Class R2	(837)	(1,128)
Class R3	(12,160)	(25,378)

Total distributions to shareholders	(6,201,989)	(10,174,690)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	113,387,778	249,138,955
Reinvestment of distributions	5,573,752	8,081,679
Cost of shares reacquired	(59,597,439)	(184,827,363)

Net increase in net assets resulting from capital share transactions	59,364,091	71,393,271

Net increase in net assets	63,465,425	41,818,499

NET ASSETS:
Beginning of period	$321,618,880	$279,800,381

End of period	$385,084,305	$321,618,880

Undistributed (distributions in excess of) net investment income	$(453,277)	$1,418,106

176	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Floating Rate Fund

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income	$76,189,946	$167,959,438
Net realized gain (loss) on investments	3,301,248	(20,487,964)
Net change in unrealized appreciation/depreciation on investments and unfunded commitments	53,631,290	(139,132,260)

Net increase in net assets resulting from operations	133,122,484	8,339,214

Distributions to shareholders from:
Net investment income
Class A	(30,582,017)	(72,628,582)
Class C	(20,619,979)	(39,671,556)
Class F	(20,345,974)	(45,399,075)
Class I	(4,599,387)	(10,087,131)
Class R2	(4,791)	(15,134)
Class R3	(37,798)	(43,902)
Net realized gain
Class A	—	(6,777,591)
Class C	—	(4,152,884)
Class F	—	(4,090,125)
Class I	—	(816,010)
Class R2	—	(2,727)
Class R3	—	(2,664)

Total distributions to shareholders	(76,189,946)	(183,687,381)

Capital share transactions (See Note 11):
Net proceeds from sales of shares	574,453,069	2,854,256,360
Reinvestment of distributions	55,767,622	127,475,089
Cost of shares reacquired	(790,590,210)	(2,440,642,625)

Net increase (decrease) in net assets resulting from capital share transactions	(160,369,519)	541,088,824

Net increase (decrease) in net assets	(103,436,981)	365,740,657

NET ASSETS:
Beginning of period	$2,977,406,613	$2,611,665,956

End of period	$2,873,969,632	$2,977,406,613

Undistributed net investment income	$189,214	$189,214

See Notes to Financial Statements.	177

Statements of Changes in Net Assets (continued)

	High Yield Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income	$71,663,439	$101,832,309
Net realized gain on investments, futures contracts and foreign currency related transactions	28,178,089	25,992,428
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	45,162,979	(98,360,113)

Net increase in net assets resulting from operations	145,004,507	29,464,624

Distributions to shareholders from:
Net investment income
Class A	(24,160,661)	(35,160,666)
Class B	(577,737)	(1,450,686)
Class C	(7,208,157)	(10,918,491)
Class F	(10,075,353)	(12,695,508)
Class I	(31,680,735)	(44,675,155)
Class P	(41,233)	(78,339)
Class R2	(113,031)	(200,800)
Class R3	(594,194)	(816,231)
Net realized gain
Class A	(4,228,997)	—
Class B	(127,560)	—
Class C	(1,360,021)	—
Class F	(1,690,459)	—
Class I	(4,938,687)	—
Class P	(7,852)	—
Class R2	(22,017)	—
Class R3	(106,519)	—

Total distributions to shareholders	(86,933,213)	(105,995,876)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	797,636,731	1,028,498,127
Reinvestment of distributions	70,605,028	84,693,612
Cost of shares reacquired	(482,787,332)	(650,325,270)

Net increase in net assets resulting from capital share transactions	385,454,427	462,866,469

Net increase in net assets	443,525,721	386,335,217

NET ASSETS:
Beginning of period	$1,611,552,468	$1,225,217,251

End of period	$2,055,078,189	$1,611,552,468

Distributions in excess of net investment income	$(4,111,612)	$(1,323,950)

178	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Income Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income	$31,138,644	$49,090,337
Net realized gain on investments, futures contracts and foreign currency related transactions	11,415,106	14,305,552
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	38,930,517	(21,157,194)

Net increase in net assets resulting from operations	81,484,267	42,238,695

Distributions to shareholders from:
Net investment income
Class A	(21,961,699)	(36,711,994)
Class B	(348,142)	(823,162)
Class C	(5,618,289)	(8,202,391)
Class F	(6,970,197)	(6,793,037)
Class I	(1,464,041)	(2,128,356)
Class R2	(7,092)	(26,979)
Class R3	(115,283)	(111,081)
Net realized gain
Class A	(5,921,789)	—
Class B	(124,473)	—
Class C	(1,685,647)	—
Class F	(1,678,009)	—
Class I	(385,224)	—
Class R2	(2,397)	—
Class R3	(25,343)	—

Total distributions to shareholders	(46,307,625)	(54,797,000)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	505,446,331	590,887,423
Reinvestment of distributions	35,212,650	40,240,320
Cost of shares reacquired	(211,775,247)	(369,528,473)

Net increase in net assets resulting from capital share transactions	328,883,734	261,599,270

Net increase in net assets	364,060,376	249,040,965

NET ASSETS:
Beginning of period	$1,255,133,722	$1,006,092,757

End of period	$1,619,194,098	$1,255,133,722

Distributions in excess of net investment income	$(7,686,960)	$(2,340,861)

See Notes to Financial Statements.	179

Statements of Changes in Net Assets (continued)

	Inflation Focused Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income	$2,180,293	$1,614,181
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	381,492	(696,664)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(631,208)	(4,377,171)

Net increase (decrease) in net assets resulting from operations	1,930,577	(3,459,654)

Distributions to shareholders from:
Net investment income
Class A	(2,391,868)	(2,230,869)
Class C	(375,036)	(210,944)
Class F	(695,806)	(302,837)
Class I	(32,944)	(22,810)
Class R2	(216)	(223)
Class R3	(240)	(229)

Total distributions to shareholders	(3,496,110)	(2,767,912)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	202,897,830	187,629,756
Reinvestment of distributions	2,822,378	1,828,630
Cost of shares reacquired	(58,417,919)	(48,006,784)

Net increase in net assets resulting from capital share transactions	147,302,289	141,451,602

Net increase in net assets	145,736,756	135,224,036

NET ASSETS:
Beginning of period	$135,224,036	$—

End of period	$280,960,792	$135,224,036

Undistributed (distributions in excess of) net investment income	$(1,252,511)	$63,306

*	For the period April 20, 2011 (commencement of operations) to November 30, 2011.

180	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2012 (unaudited)	For the Year Ended November 30, 2011
Operations:
Net investment income	$266,872,469	$406,450,316
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	96,241,476	77,194,237
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	176,830,497	(202,473,267)

Net increase in net assets resulting from operations	539,944,442	281,171,286

Distributions to shareholders from:
Net investment income
Class A	(164,681,316)	(266,609,004)
Class B	(740,265)	(1,684,944)
Class C	(91,334,177)	(147,332,108)
Class F	(101,463,046)	(138,275,193)
Class I	(16,726,312)	(18,500,729)
Class R2	(114,070)	(139,901)
Class R3	(472,962)	(577,911)
Net realized gain
Class A	—	(28,744,493)
Class B	—	(269,282)
Class C	—	(19,217,438)
Class F	—	(13,055,034)
Class I	—	(1,377,235)
Class R2	—	(9,859)
Class R3	—	(72,999)

Total distributions to shareholders	(375,532,148)	(635,866,130)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	7,349,945,985	10,423,923,504
Reinvestment of distributions	282,335,979	459,004,066
Cost of shares reacquired	(3,328,120,274)	(5,664,039,528)

Net increase in net assets resulting from capital share transactions	4,304,161,690	5,218,888,042

Net increase in net assets	4,468,573,984	4,864,193,198

NET ASSETS:
Beginning of period	$16,343,501,767	$11,479,308,569

End of period	$20,812,075,751	$16,343,501,767

Undistributed (distributions in excess of) net investment income	$(107,089,636)	$1,570,043

See Notes to Financial Statements.	181

Financial Highlights
CONVERTIBLE FUND

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.33		$11.24	$10.30	$7.94	$12.96	$12.48

Investment operations:
Net investment income(a)	.12		.28	.33	.32	.27	.19
Net realized and unrealized gain (loss)	.19		(.82)	1.08	2.52	(4.66)	.99

Total from investment operations	.31		(.54)	1.41	2.84	(4.39)	1.18

Distributions to shareholders from:
Net investment income	(.18)		(.37)	(.47)	(.48)	(.41)	(.50)
Net realized gain	—		—	—	—	(.22)	(.20)

Total distributions	(.18)		(.37)	(.47)	(.48)	(.63)	(.70)

Net asset value, end of period	$10.46		$10.33	$11.24	$10.30	$7.94	$12.96

Total Return(b)	2.96	%(c)	(5.07)%	14.12%	37.19%	(35.49)%	9.86%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.54	%(c)	.99%	1.41%	1.23%	1.23%	1.22%

Expenses, including expense reductions and management fee waived	.54	%(c)	.99%	1.41%	1.23%	1.23%	1.22%

Expenses, excluding expense reductions and management fee waived	.56	%(c)	.99%	1.41%	1.23%	1.23%	1.23%

Net investment income	1.10	%(c)	2.43%	3.05%	3.57%	2.39%	1.48%

Supplemental Data:

Net assets, end of period (000)	$59,054		$74,497	$80,399	$79,880	$68,596	$108,059
Portfolio turnover rate	48.56	%(c)	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

182	See Notes to Financial Statements.

Financial Highlights (continued)
CONVERTIBLE FUND

	Class B Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.30		$11.20	$10.27	$7.92	$12.91	$12.43

Investment operations:
Net investment income(a)	.08		.20	.26	.26	.19	.10
Net realized and unrealized gain (loss)	.18		(.82)	1.07	2.52	(4.63)	1.00

Total from investment operations	.26		(.62)	1.33	2.78	(4.44)	1.10

Distributions to shareholders from:
Net investment income	(.13)		(.28)	(.40)	(.43)	(.33)	(.42)
Net realized gain	—		—	—	—	(.22)	(.20)

Total distributions	(.13)		(.28)	(.40)	(.43)	(.55)	(.62)

Net asset value, end of period	$10.43		$10.30	$11.20	$10.27	$7.92	$12.91

Total Return(b)	2.52	%(c)	(5.78)%	13.30%	36.26%	(35.84)%	9.18%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.94	%(c)	1.75%	2.05%	1.88%	1.88%	1.87%

Expenses, including expense reductions and management fee waived	.94	%(c)	1.75%	2.05%	1.88%	1.88%	1.87%

Expenses, excluding expense reductions and management fee waived	.96	%(c)	1.75%	2.05%	1.88%	1.88%	1.88%

Net investment income	.70	%(c)	1.71%	2.42%	2.92%	1.72%	.81%

Supplemental Data:

Net assets, end of period (000)	$3,715		$5,243	$8,915	$10,207	$8,918	$15,933
Portfolio turnover rate	48.56	%(c)	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	183

Financial Highlights (continued)
CONVERTIBLE FUND

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.28		$11.18	$10.25	$7.91	$12.90	$12.43

Investment operations:
Net investment income(a)	.08		.21	.26	.26	.19	.10
Net realized and unrealized gain (loss)	.19		(.81)	1.08	2.51	(4.63)	.99

Total from investment operations	.27		(.60)	1.34	2.77	(4.44)	1.09

Distributions to shareholders from:
Net investment income	(.14)		(.30)	(.41)	(.43)	(.33)	(.42)
Net realized gain	—		—	—	—	(.22)	(.20)

Total distributions	(.14)		(.30)	(.41)	(.43)	(.55)	(.62)

Net asset value, end of period	$10.41		$10.28	$11.18	$10.25	$7.91	$12.90

Total Return(b)	2.64	%(c)	(5.62)%	13.34%	36.20%	(35.85)%	9.11%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.86	%(c)	1.64%	2.05%	1.88%	1.88%	1.87%

Expenses, including expense reductions and management fee waived	.86	%(c)	1.64%	2.05%	1.88%	1.88%	1.87%

Expenses, excluding expense reductions and management fee waived	.88	%(c)	1.64%	2.05%	1.88%	1.88%	1.88%

Net investment income	.78	%(c)	1.81%	2.41%	2.93%	1.73%	.82%

Supplemental Data:

Net assets, end of period (000)	$45,203		$50,035	$55,798	$52,049	$40,304	$68,585
Portfolio turnover rate	48.56	%(c)	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

184	See Notes to Financial Statements.

Financial Highlights (continued)
CONVERTIBLE FUND

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)
							9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$10.33		$11.24	$10.31	$7.95	$12.96	$12.86

Investment operations:
Net investment income(b)	.13		.29	.35	.37	.32	.05
Net realized and unrealized gain (loss)	.18		(.81)	1.08	2.50	(4.67)	.05

Total from investment operations	.31		(.52)	1.43	2.87	(4.35)	.10

Distributions to shareholders from:
Net investment income	(.18)		(.39)	(.50)	(.51)	(.44)	—
Net realized gain	—		—	—	—	(.22)	—

Total distributions	(.18)		(.39)	(.50)	(.51)	(.66)	—

Net asset value, end of period	$10.46		$10.33	$11.24	$10.31	$7.95	$12.96

Total Return(c)	3.02	%(d)	(4.92)%	14.29%	37.52%	(35.23)%	.78	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.48	%(d)	.86%	1.17%	.98%	.98%	.16	%(d)

Expenses, including expense reductions and management fee waived	.48	%(d)	.86%	1.17%	.98%	.98%	.16	%(d)

Expenses, excluding expense reductions and management fee waived	.51	%(d)	.86%	1.17%	.98%	.98%	.17	%(d)

Net investment income	1.16	%(d)	2.55%	3.30%	3.88%	3.09%	.35	%(d)

Supplemental Data:

Net assets, end of period (000)	$35,810		$34,227	$31,141	$18,003	$688	$10
Portfolio turnover rate	48.56	%(d)	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	185

Financial Highlights (continued)
CONVERTIBLE FUND

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.37		$11.28	$10.34	$7.97	$13.00	$12.52

Investment operations:
Net investment income(a)	.13		.30	.36	.36	.31	.23
Net realized and unrealized gain (loss)	.19		(.81)	1.09	2.52	(4.67)	.99

Total from investment operations	.32		(.51)	1.45	2.88	(4.36)	1.22

Distributions to shareholders from:
Net investment income	(.19)		(.40)	(.51)	(.51)	(.45)	(.54)
Net realized gain	—		—	—	—	(.22)	(.20)

Total distributions	(.19)		(.40)	(.51)	(.51)	(.67)	(.74)

Net asset value, end of period	$10.50		$10.37	$11.28	$10.34	$7.97	$13.00

Total Return(b)	3.06	%(c)	(4.81)%	14.46%	37.65%	(35.22)%	10.21%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.43	%(c)	.80%	1.02%	.88%	.88%	.87%

Expenses, including expense reductions and management fee waived	.43	%(c)	.80%	1.02%	.88%	.88%	.87%

Expenses, excluding expense reductions and management fee waived	.46	%(c)	.80%	1.02%	.88%	.88%	.88%

Net investment income	1.20	%(c)	2.68%	3.41%	3.94%	2.78%	1.86%

Supplemental Data:

Net assets, end of period (000)	$240,439		$156,799	$102,611	$194,617	$128,463	$177,183
Portfolio turnover rate	48.56	%(c)	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

186	See Notes to Financial Statements.

Financial Highlights (continued)
CONVERTIBLE FUND

	Class P Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$10.44		$11.33	$10.38	$8.00	$13.03	$12.49

Investment operations:
Net investment income(a)	.11		.29	.32	.32	.25	.11
Net realized and unrealized gain (loss)	.18		(.86)	1.09	2.54	(4.68)	1.06

Total from investment operations	.29		(.57)	1.41	2.86	(4.43)	1.17

Distributions to shareholders from:
Net investment income	(.16)		(.32)	(.46)	(.48)	(.38)	(.43)
Net realized gain	—		—	—	—	(.22)	(.20)

Total distributions	(.16)		(.32)	(.46)	(.48)	(.60)	(.63)

Net asset value, end of period	$10.57		$10.44	$11.33	$10.38	$8.00	$13.03

Total Return(b)	2.81	%(c)	(5.23)%	13.99%	37.03%	(35.52)%	9.71%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.66	%(c)	1.06%	1.51%	1.32%	1.33%	1.33%

Expenses, including expense reductions and management fee waived	.66	%(c)	1.06%	1.51%	1.32%	1.33%	1.33%

Expenses, excluding expense reductions and management fee waived	.69	%(c)	1.06%	1.51%	1.32%	1.33%	1.34%

Net investment income	.98	%(c)	2.45%	2.96%	3.49%	2.16%	.88%

Supplemental Data:

Net assets, end of period (000)	$26		$26	$94	$82	$59	$213
Portfolio turnover rate	48.56	%(c)	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	187

Financial Highlights (continued)
CONVERTIBLE FUND

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)
							9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$10.43		$11.34	$10.40	$7.99	$12.95	$12.86

Investment operations:
Net investment income(b)	.10		.23	.29	.35	.30	.04
Net realized and unrealized gain (loss)	.19		(.80)	1.10	2.53	(4.66)	.05

Total from investment operations	.29		(.57)	1.39	2.88	(4.36)	.09

Distributions to shareholders from:
Net investment income	(.16)		(.34)	(.45)	(.47)	(.38)	—
Net realized gain	—		—	—	—	(.22)	—

Total distributions	(.16)		(.34)	(.45)	(.47)	(.60)	—

Net asset value, end of period	$10.56		$10.43	$11.34	$10.40	$7.99	$12.95

Total Return(c)	2.74	%(d)	(5.30)%	13.68%	37.35%	(35.20)%	.70	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.73	%(d)	1.38%	1.63%	1.26%	.98%	.24	%(d)

Expenses, including expense reductions and management fee waived	.73	%(d)	1.38%	1.63%	1.26%	.98%	.24	%(d)

Expenses, excluding expense reductions and management fee waived	.76	%(d)	1.38%	1.63%	1.26%	.98%	.25	%(d)

Net investment income	.90	%(d)	2.06%	2.68%	3.63%	2.65%	.28	%(d)

Supplemental Data:

Net assets, end of period (000)	$50		$53	$21	$46	$7	$10
Portfolio turnover rate	48.56	%(d)	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

188	See Notes to Financial Statements.

Financial Highlights (concluded)
CONVERTIBLE FUND

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)
							9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$10.31		$11.21	$10.28	$7.94	$12.96	$12.86

Investment operations:
Net investment income(b)	.10		.25	.31	.33	.27	.04
Net realized and unrealized gain (loss)	.19		(.81)	1.08	2.49	(4.67)	.06

Total from investment operations	.29		(.56)	1.39	2.82	(4.40)	.10

Distributions to shareholders from:
Net investment income	(.16)		(.34)	(.46)	(.48)	(.40)	—
Net realized gain	—		—	—	—	(.22)	—

Total distributions	(.16)		(.34)	(.46)	(.48)	(.62)	—

Net asset value, end of period	$10.44		$10.31	$11.21	$10.28	$7.94	$12.96

Total Return(c)	2.83	%(d)	(5.25)%	13.90%	36.90%	(35.53)%	.78	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.68	%(d)	1.27%	1.57%	1.37%	1.36%	.22	%(d)

Expenses, including expense reductions and management fee waived	.68	%(d)	1.27%	1.57%	1.37%	1.36%	.22	%(d)

Expenses, excluding expense reductions and management fee waived	.71	%(d)	1.27%	1.57%	1.37%	1.37%	.23	%(d)

Net investment income	.96	%(d)	2.18%	2.90%	3.50%	2.43%	.29	%(d)

Supplemental Data:

Net assets, end of period (000)	$787		$740	$821	$642	$90	$10
Portfolio turnover rate	48.56	%(d)	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	189

Financial Highlights
FLOATING RATE FUND

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)					12/14/2007(a) to 11/30/2008
			Year Ended 11/30

			2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of period	$8.98		$9.33	$9.07	$7.53	$10.00

Investment operations:
Net investment income(b)	.25		.45	.47	.54	.51
Net realized and unrealized gain (loss)	.18		(.30)	.34	1.54	(2.46)

Total from investment operations	.43		.15	.81	2.08	(1.95)

Distributions to shareholders from:
Net investment income	(.25)		(.45)	(.48)	(.54)	(.52)
Net realized gain	—		(.05)	(.07)	—	—

Total distributions	(.25)		(.50)	(.55)	(.54)	(.52)

Net asset value, end of period	$9.16		$8.98	$9.33	$9.07	$7.53

Total Return(c)	4.79	%(d)	1.65%	9.17%	28.31%	(20.36	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.41	%(d)	.82%	.83%	.83%	.70	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.41	%(d)	.82%	.83%	.83%	.70	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.41	%(d)	.82%	.85%	1.07%	1.14	%(d)

Net investment income	2.70	%(d)	4.86%	5.10%	6.23%	5.57	%(d)

Supplemental Data:

Net assets, end of period (000)	$1,169,894		$1,151,105	$1,104,145	$230,835	$31,257
Portfolio turnover rate	34.71	%(d)	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

190	See Notes to Financial Statements.

Financial Highlights (continued)
FLOATING RATE FUND

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)					12/14/2007(a) to 11/30/2008
			Year Ended 11/30

			2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of period	$8.98		$9.34	$9.07	$7.53	$10.00

Investment operations:
Net investment income(b)	.22		.38	.40	.49	.44
Net realized and unrealized gain (loss)	.18		(.31)	.35	1.53	(2.46)

Total from investment operations	.40		.07	.75	2.02	(2.02)

Distributions to shareholders from:
Net investment income	(.22)		(.38)	(.41)	(.48)	(.45)
Net realized gain	—		(.05)	(.07)	—	—

Total distributions	(.22)		(.43)	(.48)	(.48)	(.45)

Net asset value, end of period	$9.16		$8.98	$9.34	$9.07	$7.53

Total Return(c)	4.43	%(d)	.79%	8.46%	27.48%	(20.95	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.76	%(d)	1.56%	1.60%	1.47%	1.33	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.76	%(d)	1.56%	1.60%	1.47%	1.32	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76	%(d)	1.56%	1.61%	1.71%	1.69	%(d)

Net investment income	2.36	%(d)	4.14%	4.32%	5.55%	4.87	%(d)

Supplemental Data:

Net assets, end of period (000)	$875,833		$882,233	$691,302	$111,851	$7,288
Portfolio turnover rate	34.71	%(d)	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	191

Financial Highlights (continued)
FLOATING RATE FUND

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)					12/14/2007(a) to 11/30/2008
			Year Ended 11/30

			2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of period	$8.97		$9.32	$9.06	$7.53	$10.00

Investment operations:
Net investment income(b)	.25		.46	.48	.58	.54
Net realized and unrealized gain (loss)	.18		(.30)	.34	1.51	(2.47)

Total from investment operations	.43		.16	.82	2.09	(1.93)

Distributions to shareholders from:
Net investment income	(.25)		(.46)	(.49)	(.56)	(.54)
Net realized gain	—		(.05)	(.07)	—	—

Total distributions	(.25)		(.51)	(.56)	(.56)	(.54)

Net asset value, end of period	$9.15		$8.97	$9.32	$9.06	$7.53

Total Return(c)	4.84	%(d)	1.74%	9.30%	28.45%	(20.16	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.36	%(d)	.72%	.72%	.59%	.47	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.36	%(d)	.72%	.72%	.59%	.46	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.36	%(d)	.72%	.74%	.82%	1.36	%(d)

Net investment income	2.75	%(d)	4.96%	5.20%	6.54%	5.85	%(d)

Supplemental Data:

Net assets, end of period (000)	$765,387		$718,553	$674,403	$77,233	$27
Portfolio turnover rate	34.71	%(d)	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

192	See Notes to Financial Statements.

Financial Highlights (continued)
FLOATING RATE FUND

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)					12/14/2007(a) to 11/30/2008
			Year Ended 11/30

			2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of period	$8.98		$9.34	$9.07	$7.53	$10.00

Investment operations:
Net investment income(b)	.26		.47	.50	.57	.57
Net realized and unrealized gain (loss)	.18		(.31)	.35	1.54	(2.49)

Total from investment operations	.44		.16	.85	2.11	(1.92)

Distributions to shareholders from:
Net investment income	(.26)		(.47)	(.51)	(.57)	(.55)
Net realized gain	—		(.05)	(.07)	—	—

Total distributions	(.26)		(.52)	(.58)	(.57)	(.55)

Net asset value, end of period	$9.16		$8.98	$9.34	$9.07	$7.53

Total Return(c)	4.89	%(d)	1.74%	9.58%	28.85%	(20.06	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.31	%(d)	.63%	.62%	.47%	.36	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.31	%(d)	.63%	.62%	.47%	.36	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.31	%(d)	.63%	.64%	.75%	.88	%(d)

Net investment income	2.81	%(d)	5.09%	5.42%	6.71%	6.02	%(d)

Supplemental Data:

Net assets, end of period (000)	$60,948		$224,241	$141,380	$47,939	$34,193
Portfolio turnover rate	34.71	%(d)	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	193

Financial Highlights (continued)
FLOATING RATE FUND

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)					12/14/2007(a) to 11/30/2008
			Year Ended 11/30

			2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of period	$8.99		$9.34	$9.07	$7.53	$10.00

Investment operations:
Net investment income(b)	.23		.42	.49	.57	.51
Net realized and unrealized gain (loss)	.18		(.30)	.35	1.55	(2.48)

Total from investment operations	.41		.12	.84	2.12	(1.97)

Distributions to shareholders from:
Net investment income	(.23)		(.42)	(.50)	(.58)	(.50)
Net realized gain	—		(.05)	(.07)	—	—

Total distributions	(.23)		(.47)	(.57)	(.58)	(.50)

Net asset value, end of period	$9.17		$8.99	$9.34	$9.07	$7.53

Total Return(c)	4.58	%(d)	1.25%	9.48%	28.86%	(20.52	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.61	%(d)	1.21%	.76%	.45%	.93	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.61	%(d)	1.21%	.76%	.45%	.92	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.61	%(d)	1.21%	.80%	.73%	2.13	%(d)

Net investment income	2.51	%(d)	4.45%	5.32%	6.74%	5.47	%(d)

Supplemental Data:

Net assets, end of period (000)	$203		$82	$12	$10	$8
Portfolio turnover rate	34.71	%(d)	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

194	See Notes to Financial Statements.

Financial Highlights (concluded)
FLOATING RATE FUND

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)					12/14/2007(a) to 11/30/2008
			Year Ended 11/30

			2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of period	$8.98		$9.34	$9.07	$7.53	$10.00

Investment operations:
Net investment income(b)	.23		.43	.45	.57	.52
Net realized and unrealized gain (loss)	.18		(.31)	.35	1.54	(2.48)

Total from investment operations	.41		.12	.80	2.11	(1.96)

Distributions to shareholders from:
Net investment income	(.23)		(.43)	(.46)	(.57)	(.51)
Net realized gain	—		(.05)	(.07)	—	—

Total distributions	(.23)		(.48)	(.53)	(.57)	(.51)

Net asset value, end of period	$9.16		$8.98	$9.34	$9.07	$7.53

Total Return(c)	4.63	%(d)	1.25%	9.06%	28.81%	(20.45	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(d)	1.13%	1.13%	.51%	.84	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(d)	1.13%	1.13%	.51%	.83	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.56	%(d)	1.13%	1.15%	.79%	2.08	%(d)

Net investment income	2.55	%(d)	4.64%	4.87%	6.69%	5.56	%(d)

Supplemental Data:

Net assets, end of period (000)	$1,704		$1,192	$424	$19	$8
Portfolio turnover rate	34.71	%(d)	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	195

Financial Highlights
HIGH YIELD FUND

	Class A Shares

	Six Months Ended 5/31/2012		Year Ended 11/30

	(unaudited)		2011	2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$7.32		$7.69	$7.22	$5.15	$7.74	$8.08

Investment operations:
Net investment income(a)	.26		.55	.61	.64	.56	.56
Net realized and unrealized gain (loss)	.32		(.34)	.49	2.07	(2.56)	(.27)

Total from investment operations	.58		.21	1.10	2.71	(2.00)	.29

Distributions to shareholders from:
Net investment income	(.28)		(.58)	(.63)	(.64)	(.59)	(.63)
Net realized gain	(.05)		—	—	—	—	—

Total distributions	(.33)		(.58)	(.63)	(.64)	(.59)	(.63)

Net asset value, end of period	$7.57		$7.32	$7.69	$7.22	$5.15	$7.74

Total Return(b)	7.98	%(c)	2.52%	15.79%	54.92%	(27.59)%	3.52%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and 12b-1 distribution fees reimbursed	.47	%(c)	.97%	.98%	1.01%	1.27%	1.23%

Expenses, including expense reductions, management fee waived and 12b-1 distribution fees reimbursed	.47	%(c)	.97%	.98%	1.01%	1.27%	1.23%

Expenses, excluding expense reductions, management fee waived and 12b-1 distribution fees reimbursed	.47	%(c)	1.01%	1.16%	1.24%	1.27%	1.23%

Net investment income	3.47	%(c)	7.11%	8.06%	9.81%	7.89%	6.97%

Supplemental Data:

Net assets, end of period (000)	$674,781		$527,449	$422,609	$294,169	$62,454	$101,386
Portfolio turnover rate	56.82	%(c)	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

196	See Notes to Financial Statements.

Financial Highlights (continued)
HIGH YIELD FUND

	Class B Shares

	Six Months Ended 5/31/2012		Year Ended 11/30

	(unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$7.29		$7.66	$7.19	$5.14	$7.71	$8.05

Investment operations:
Net investment income(a)	.24		.49	.55	.58	.51	.51
Net realized and unrealized gain (loss)	.31		(.35)	.49	2.06	(2.55)	(.28)

Total from investment operations	.55		.14	1.04	2.64	(2.04)	.23

Distributions to shareholders from:
Net investment income	(.25)		(.51)	(.57)	(.59)	(.53)	(.57)
Net realized gain	(.05)		—	—	—	—	—

Total distributions	(.30)		(.51)	(.57)	(.59)	(.53)	(.57)

Net asset value, end of period	$7.54		$7.29	$7.66	$7.19	$5.14	$7.71

Total Return(b)	7.44	%(c)	1.85%	14.92%	53.45%	(27.96)%	2.83%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.87	%(c)	1.77%	1.78%	1.89%	1.92%	1.88%

Expenses, including expense reductions and management fee waived	.87	%(c)	1.77%	1.78%	1.89%	1.92%	1.88%

Expenses, excluding expense reductions and management fee waived	.87	%(c)	1.78%	1.82%	1.89%	1.92%	1.88%

Net investment income	3.10	%(c)	6.38%	7.36%	9.20%	7.22%	6.33%

Supplemental Data:

Net assets, end of period (000)	$17,015		$17,620	$25,815	$25,313	$14,481	$27,186
Portfolio turnover rate	56.82	%(c)	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	197

Financial Highlights (continued)
HIGH YIELD FUND

	Class C Shares

	Six Months Ended 5/31/2012		Year Ended 11/30

	(unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$7.29		$7.66	$7.18	$5.13	$7.71	$8.05

Investment operations:
Net investment income(a)	.24		.49	.54	.58	.51	.51
Net realized and unrealized gain (loss)	.30		(.34)	.51	2.06	(2.55)	(.28)

Total from investment operations	.54		.15	1.05	2.64	(2.04)	.23

Distributions to shareholders from:
Net investment income	(.25)		(.52)	(.57)	(.59)	(.54)	(.57)
Net realized gain	(.05)		—	—	—	—	—

Total distributions	(.30)		(.52)	(.57)	(.59)	(.54)	(.57)

Net asset value, end of period	$7.53		$7.29	$7.66	$7.18	$5.13	$7.71

Total Return(b)	7.50	%(c)	1.78%	14.90%	53.74%	(28.08)%	2.82%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.81	%(c)	1.68%	1.78%	1.89%	1.92%	1.88%

Expenses, including expense reductions and management fee waived	.81	%(c)	1.68%	1.78%	1.89%	1.92%	1.88%

Expenses, excluding expense reductions and management fee waived	.81	%(c)	1.70%	1.81%	1.89%	1.92%	1.88%

Net investment income	3.13	%(c)	6.41%	7.21%	8.94%	7.25%	6.32%

Supplemental Data:

Net assets, end of period (000)	$244,645		$182,994	$136,810	$74,949	$17,882	$25,909
Portfolio turnover rate	56.82	%(c)	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

198	See Notes to Financial Statements.

Financial Highlights (continued)
HIGH YIELD FUND

	Class F Shares

	Six Months Ended 5/31/2012		Year Ended 11/30				9/28/2007(a) to

	(unaudited)		2011	2010	2009	2008	11/30/2007
Per Share Operating Performance

Net asset value, beginning of period	$7.32		$7.68	$7.21	$5.15	$7.74	$7.96

Investment operations:
Net investment income(b)	.27		.55	.60	.65	.58	.09
Net realized and unrealized gain (loss)	.30		(.33)	.51	2.05	(2.57)	(.21)

Total from investment operations	.57		.22	1.11	2.70	(1.99)	(.12)

Distributions to shareholders from:
Net investment income	(.28)		(.58)	(.64)	(.64)	(.60)	(.10)
Net realized gain	(.05)		—	—	—	—	—

Total distributions	(.33)		(.58)	(.64)	(.64)	(.60)	(.10)

Net asset value, end of period	$7.56		$7.32	$7.68	$7.21	$5.15	$7.74

Total Return(c)	7.89	%(d)	2.74%	15.88%	54.89%	(27.40)%	(1.52	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.42	%(d)	.87%	.88%	.96%	1.04%	.19	%(d)

Expenses, including expense reductions and management fee waived	.42	%(d)	.87%	.88%	.96%	1.04%	.19	%(d)

Expenses, excluding expense reductions and management fee waived	.42	%(d)	.89%	.91%	.96%	1.04%	.19	%(d)

Net investment income	3.52	%(d)	7.20%	7.88%	9.52%	8.79%	1.19	%(d)

Supplemental Data:

Net assets, end of period (000)	$296,612		$207,689	$121,144	$23,471	$279	$10
Portfolio turnover rate	56.82	%(d)	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	199

Financial Highlights (continued)
HIGH YIELD FUND

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$7.35		$7.73	$7.25	$5.17	$7.77	$8.11

Investment operations:
Net investment income(a)	.27		.57	.63	.65	.59	.58
Net realized and unrealized gain (loss)	.31		(.36)	.50	2.08	(2.58)	(.27)

Total from investment operations	.58		.21	1.13	2.73	(1.99)	.31

Distributions to shareholders from:
Net investment income	(.28)		(.59)	(.65)	(.65)	(.61)	(.65)
Net realized gain	(.05)		—	—	—	—	—

Total distributions	(.33)		(.59)	(.65)	(.65)	(.61)	(.65)

Net asset value, end of period	$7.60		$7.35	$7.73	$7.25	$5.17	$7.77

Total Return(b)	8.07	%(c)	2.63%	16.16%	55.20%	(27.33)%	3.79%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.37	%(c)	.77%	.78%	.92%	.92%	.88%

Expenses, including expense reductions and management fee waived	.37	%(c)	.77%	.78%	.92%	.92%	.88%

Expenses, excluding expense reductions and management fee waived	.37	%(c)	.78%	.81%	.92%	.92%	.88%

Net investment income	3.58	%(c)	7.34%	8.30%	10.28%	8.26%	7.28%

Supplemental Data:

Net assets, end of period (000)	$798,930		$657,158	$508,348	$360,431	$240,587	$330,709
Portfolio turnover rate	56.82	%(c)	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

200	See Notes to Financial Statements.

Financial Highlights (continued)
HIGH YIELD FUND

	Class P Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$7.42		$7.79	$7.31	$5.21	$7.83	$8.16

Investment operations:
Net investment income(a)	.26		.54	.60	.63	.56	.56
Net realized and unrealized gain (loss)	.31		(.34)	.50	2.09	(2.60)	(.27)

Total from investment operations	.57		.20	1.10	2.72	(2.04)	.29

Distributions to shareholders from:
Net investment income	(.27)		(.57)	(.62)	(.62)	(.58)	(.62)
Net realized gain	(.05)		—	—	—	—	—

Total distributions	(.32)		(.57)	(.62)	(.62)	(.58)	(.62)

Net asset value, end of period	$7.67		$7.42	$7.79	$7.31	$5.21	$7.83

Total Return(b)	7.80	%(c)	2.35%	15.43%	54.68%	(27.73)%	3.48%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.60	%(c)	1.22%	1.23%	1.35%	1.37%	1.33%

Expenses, including expense reductions and management fee waived	.60	%(c)	1.22%	1.23%	1.35%	1.37%	1.33%

Expenses, excluding expense reductions and management fee waived	.60	%(c)	1.24%	1.26%	1.35%	1.37%	1.33%

Net investment income	3.37	%(c)	6.91%	7.84%	9.68%	7.81%	6.85%

Supplemental Data:

Net assets, end of period (000)	$1,200		$1,088	$936	$541	$185	$243
Portfolio turnover rate	56.82	%(c)	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	201

Financial Highlights (continued)
HIGH YIELD FUND

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)
							9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$7.37		$7.74	$7.26	$5.18	$7.75	$7.96

Investment operations:
Net investment income(b)	.25		.53	.58	.63	.58	.09
Net realized and unrealized gain (loss)	.30		(.35)	.51	2.06	(2.58)	(.21)

Total from investment operations	.55		.18	1.09	2.69	(2.00)	(.12)

Distributions to shareholders from:
Net investment income	(.26)		(.55)	(.61)	(.61)	(.57)	(.09)
Net realized gain	(.05)		—	—	—	—	—

Total distributions	(.31)		(.55)	(.61)	(.61)	(.57)	(.09)

Net asset value, end of period	$7.61		$7.37	$7.74	$7.26	$5.18	$7.75

Total Return(c)	7.61	%(d)	2.17%	15.48%	54.20%	(27.47)%	(1.48	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.67	%(d)	1.37%	1.38%	1.47%	1.04%	.25	%(d)

Expenses, including expense reductions and management fee waived	.67	%(d)	1.37%	1.38%	1.47%	1.04%	.25	%(d)

Expenses, excluding expense reductions and management fee waived	.67	%(d)	1.39%	1.41%	1.47%	1.05%	.25	%(d)

Net investment income	3.30	%(d)	6.77%	7.64%	9.19%	8.16%	1.12	%(d)

Supplemental Data:

Net assets, end of period (000)	$3,050		$3,012	$1,953	$594	$9	$10
Portfolio turnover rate	56.82	%(d)	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

202	See Notes to Financial Statements.

Financial Highlights (concluded)
HIGH YIELD FUND

	Class R3 Shares
	Six Months Ended 5/31/2012 (unaudited)
							9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$7.36		$7.74	$7.26	$5.18	$7.75	$7.96

Investment operations:
Net investment income(b)	.26		.53	.58	.64	.58	.09
Net realized and unrealized gain (loss)	.31		(.35)	.51	2.06	(2.57)	(.21)

Total from investment operations	.57		.18	1.09	2.70	(1.99)	(.12)

Distributions to shareholders from:
Net investment income	(.27)		(.56)	(.61)	(.62)	(.58)	(.09)
Net realized gain	(.05)		—	—	—	—	—

Total distributions	(.32)		(.56)	(.61)	(.62)	(.58)	(.09)

Net asset value, end of period	$7.61		$7.36	$7.74	$7.26	$5.18	$7.75

Total Return(c)	7.66	%(d)	2.27%	15.58%	54.34%	(27.38)%	(1.46	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.62	%(d)	1.27%	1.28%	1.37%	1.01%	.24	%(d)

Expenses, including expense reductions and management fee waived	.62	%(d)	1.27%	1.28%	1.37%	1.01%	.24	%(d)

Expenses, excluding expense reductions and management fee waived	.62	%(d)	1.29%	1.31%	1.37%	1.02%	.24	%(d)

Net investment income	3.35	%(d)	6.86%	7.70%	9.20%	8.17%	1.13	%(d)

Supplemental Data:

Net assets, end of period (000)	$18,846		$14,542	$7,602	$2,246	$7	$10
Portfolio turnover rate	56.82	%(d)	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	203

Financial Highlights
INCOME FUND

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$2.84		$2.86	$2.73	$2.09	$2.61	$2.58

Investment operations:
Net investment income(a)	.06		.14	.15	.15	.14	.11
Net realized and unrealized gain (loss)	.10		(.01)	.14	.64	(.53)	.03

Total from investment operations	.16		.13	.29	.79	(.39)	.14

Distributions to shareholders from:
Net investment income	(.07)		(.15)	(.16)	(.15)	(.13)	(.11)
Net realized gain	(.02)		—	—	—	—	—

Total distributions	(.09)		(.15)	(.16)	(.15)	(.13)	(.11)

Net asset value, end of period	$2.91		$2.84	$2.86	$2.73	$2.09	$2.61

Total Return(b)	5.93	%(c)	4.64%	10.87%	38.79%	(15.52)%	5.76%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.41	%(c)	.87%	.90%	1.00%	1.00%	1.30%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.41	%(c)	.87%	.90%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.87%	.90%	1.07%	1.08%	1.35%

Net investment income	2.20	%(c)	4.72%	5.34%	6.10%	5.45%	4.53%

Supplemental Data:

Net assets, end of period (000)	$944,880		$771,559	$688,876	$584,884	$398,305	$533,896
Portfolio turnover rate	139.36	%(c)	149.28%	158.33%	297.38%	393.47%	294.55%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

204	See Notes to Financial Statements.

Financial Highlights (continued)
INCOME FUND

	Class B Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$2.84		$2.86	$2.73	$2.09	$2.61	$2.58

Investment operations:
Net investment income(a)	.05		.11	.13	.13	.12	.10
Net realized and unrealized gain (loss)	.10		— (b)	.14	.64	(.52)	.03

Total from investment operations	.15		.11	.27	.77	(.40)	.13

Distributions to shareholders from:
Net investment income	(.06)		(.13)	(.14)	(.13)	(.12)	(.10)
Net realized gain	(.02)		—	—	—	—	—

Total distributions	(.08)		(.13)	(.14)	(.13)	(.12)	(.10)

Net asset value, end of period	$2.91		$2.84	$2.86	$2.73	$2.09	$2.61

Total Return(c)	5.52	%(d)	3.82%	10.03%	37.91%	(16.10)%	5.03%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.81	%(d)	1.67%	1.68%	1.65%	1.65%	1.95%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.67%	1.68%	1.65%	1.65%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.83	%(d)	1.67%	1.68%	1.72%	1.73%	2.00%

Net investment income	1.82	%(d)	3.95%	4.62%	5.45%	4.80%	3.88%

Supplemental Data:

Net assets, end of period (000)	$15,376		$16,213	$21,806	$26,942	$19,158	$25,211
Portfolio turnover rate	139.36	%(d)	149.28%	158.33%	297.38%	393.47%	294.55%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	205

Financial Highlights (continued)
INCOME FUND

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$2.85		$2.87	$2.74	$2.10	$2.62	$2.59

Investment operations:
Net investment income(a)	.05		.12	.13	.13	.12	.10
Net realized and unrealized gain (loss)	.11		(.01)	.13	.64	(.52)	.03

Total from investment operations	.16		.11	.26	.77	(.40)	.13

Distributions to shareholders from:
Net investment income	(.07)		(.13)	(.13)	(.13)	(.12)	(.10)
Net realized gain	(.02)		—	—	—	—	—

Total distributions	(.09)		(.13)	(.13)	(.13)	(.12)	(.10)

Net asset value, end of period	$2.92		$2.85	$2.87	$2.74	$2.10	$2.62

Total Return(b)	5.57	%(c)	3.94%	10.09%	37.80%	(16.01)%	5.03%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.74	%(c)	1.55%	1.58%	1.65%	1.65%	1.95%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.55%	1.58%	1.65%	1.65%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(c)	1.55%	1.59%	1.72%	1.73%	2.00%

Net investment income	1.87	%(c)	4.04%	4.60%	5.32%	4.81%	3.88%

Supplemental Data:

Net assets, end of period (000)	$287,429		$215,051	$172,083	$107,068	$40,221	$48,661
Portfolio turnover rate	139.36	%(c)	149.28%	158.33%	297.38%	393.47%	294.55%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

206	See Notes to Financial Statements.

Financial Highlights (continued)
INCOME FUND

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)						9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$2.83		$2.86	$2.73	$2.09	$2.61	$2.55

Investment operations:
Net investment income(b)	.06		.14	.15	.15	.15	.02
Net realized and unrealized gain (loss)	.12		(.02)	.14	.64	(.53)	.06

Total from investment operations	.18		.12	.29	.79	(.38)	.08

Distributions to shareholders from:
Net investment income	(.08)		(.15)	(.16)	(.15)	(.14)	(.02)
Net realized gain	(.02)		—	—	—	—	—

Total distributions	(.10)		(.15)	(.16)	(.15)	(.14)	(.02)

Net asset value, end of period	$2.91		$2.83	$2.86	$2.73	$2.09	$2.61

Total Return(c)	5.98	%(d)	4.73%	10.98%	39.15%	(15.31)%	3.13	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.36	%(d)	.77%	.77%	.75%	.74%	.14	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.36	%(d)	.77%	.77%	.75%	.74%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.38	%(d)	.77%	.77%	.81%	.81%	.14	%(d)

Net investment income	2.24	%(d)	4.76%	5.29%	6.03%	6.19%	.89	%(d)

Supplemental Data:

Net assets, end of period (000)	$309,581		$199,531	$100,874	$28,302	$141	$10
Portfolio turnover rate	139.36	%(d)	149.28%	158.33%	297.38%	393.47%	294.55%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	207

Financial Highlights (continued)
INCOME FUND

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)
			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$2.84		$2.85	$2.72	$2.09	$2.61	$2.58

Investment operations:
Net investment income(a)	.07		.14	.15	.16	.15	.12
Net realized and unrealized gain (loss)	.10		.01	.14	.63	(.53)	.03

Total from investment operations	.17		.15	.29	.79	(.38)	.15

Distributions to shareholders from:
Net investment income	(.08)		(.16)	(.16)	(.16)	(.14)	(.12)
Net realized gain	(.02)		—	—	—	—	—

Total distributions	(.10)		(.16)	(.16)	(.16)	(.14)	(.12)

Net asset value, end of period	$2.91		$2.84	$2.85	$2.72	$2.09	$2.61

Total Return(b)	6.04	%(c)	5.20%	11.12%	38.74%	(15.19)%	6.13%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.31	%(c)	.67%	.68%	.65%	.65%	.95%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.31	%(c)	.67%	.68%	.65%	.65%	.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.33	%(c)	.67%	.68%	.72%	.72%	1.00%

Net investment income	2.30	%(c)	4.88%	5.47%	6.46%	5.86%	4.90%

Supplemental Data:

Net assets, end of period (000)	$54,442		$49,234	$21,101	$1,024	$651	$894
Portfolio turnover rate	139.36	%(c)	149.28%	158.33%	297.38%	393.47%	294.55%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

208	See Notes to Financial Statements.

Financial Highlights (continued)
INCOME FUND

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)					7/2/2008(a) to 11/30/2008
			Year Ended 11/30

			2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of period	$2.86		$2.88	$2.75	$2.09	$2.58

Investment operations:
Net investment income(b)	.06		.13	.16	.16	.06
Net realized and unrealized gain (loss)	.11		(.01)	.14	.64	(.49)

Total from investment operations	.17		.12	.30	.80	(.43)

Distributions to shareholders from:
Net investment income	(.07)		(.14)	(.17)	(.14)	(.06)
Net realized gain	(.02)		—	—	—	—

Total distributions	(.09)		(.14)	(.17)	(.14)	(.06)

Net asset value, end of period	$2.94		$2.86	$2.88	$2.75	$2.09

Total Return(c)	6.07	%(d)	4.24%	11.03%	39.46%	(17.03	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.62	%(d)	1.27%	.72%	.63%	.48	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.62	%(d)	1.27%	.72%	.63%	.48	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.27%	.73%	.70%	.54	%(d)

Net investment income	2.02	%(d)	4.37%	5.54%	6.50%	2.41	%(d)

Supplemental Data:

Net assets, end of period (000)	$274		$314	$13	$12	$8
Portfolio turnover rate	139.36	%(d)	149.28%	158.33%	297.38%	393.47%

(a)	Commencement of offering of class shares.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	209

Financial Highlights (concluded)
INCOME FUND

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)					7/2/2008(a) to 11/30/2008
			Year Ended 11/30

			2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of period	$2.85		$2.87	$2.73	$2.09	$2.58

Investment operations:
Net investment income(b)	.06		.13	.14	.15	.06
Net realized and unrealized gain (loss)	.10		(.01)	.15	.64	(.49)

Total from investment operations	.16		.12	.29	.79	(.43)

Distributions to shareholders from:
Net investment income	(.07)		(.14)	(.15)	(.15)	(.06)
Net realized gain	(.02)		—	—	—	—

Total distributions	(.09)		(.14)	(.15)	(.15)	(.06)

Net asset value, end of period	$2.92		$2.85	$2.87	$2.73	$2.09

Total Return(c)	5.78	%(d)	4.36%	10.97%	38.65%	(16.99	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(d)	1.15%	1.17%	1.11%	.45	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.15%	1.17%	1.11%	.45	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.15%	1.18%	1.18%	.50	%(d)

Net investment income	2.06	%(d)	4.43%	4.83%	5.87%	2.45	%(d)

Supplemental Data:

Net assets, end of period (000)	$7,213		$3,231	$1,340	$114	$8
Portfolio turnover rate	139.36	%(d)	149.28%	158.33%	297.38%	393.47%

(a)	Commencement of offering of class shares.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

210	See Notes to Financial Statements.

Financial Highlights
INFLATION FOCUSED FUND

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)		4/20/2011(a) to 11/30/2011
Per Share Operating Performance

Net asset value, beginning of period	$14.31		$15.00

Investment operations:
Net investment income(b)	.18		.22
Net realized and unrealized gain (loss)	.20		(.56)

Total from investment operations	.38		(.34)

Distributions to shareholders from:
Net investment income	(.29)		(.35)

Net asset value, end of period	$14.40		$14.31

Total Return(c)	2.66	%(d)	(2.26	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.37	%(d)	.78	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.37	%(d)	.78	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.37	%(d)	1.02	%(e)

Net investment income	1.24	%(d)	2.30	%(e)

Supplemental Data:

Net assets, end of period (000)	$152,400		$101,695
Portfolio turnover rate	55.65	%(d)	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	211

Financial Highlights (continued)
INFLATION FOCUSED FUND

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)		4/20/2011(a) to 11/30/2011
Per Share Operating Performance

Net asset value, beginning of period	$14.33		$15.00

Investment operations:
Net investment income(b)	.13		.16
Net realized and unrealized gain (loss)	.20		(.56)

Total from investment operations	.33		(.40)

Distributions to shareholders from:
Net investment income	(.24)		(.27)

Net asset value, end of period	$14.42		$14.33

Total Return(c)	2.28	%(d)	(2.65	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.77	%(d)	1.49	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.77	%(d)	1.49	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77	%(d)	1.66	%(e)

Net investment income	.86	%(d)	1.68	%(e)

Supplemental Data:

Net assets, end of period (000)	$37,040		$17,226
Portfolio turnover rate	55.65	%(d)	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

212	See Notes to Financial Statements.

Financial Highlights (continued)
INFLATION FOCUSED FUND

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)		4/20/2011(a) to 11/30/2011
Per Share Operating Performance

Net asset value, beginning of period	$14.32		$15.00

Investment operations:
Net investment income(b)	.18		.23
Net realized and unrealized gain (loss)	.21		(.55)

Total from investment operations	.39		(.32)

Distributions to shareholders from:
Net investment income	(.30)		(.36)

Net asset value, end of period	$14.41		$14.32

Total Return(c)	2.72	%(d)	(2.17	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(d)	.64	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.32	%(d)	.64	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.32	%(d)	.83	%(e)

Net investment income	1.23	%(d)	2.52	%(e)

Supplemental Data:

Net assets, end of period (000)	$87,885		$15,124
Portfolio turnover rate	55.65	%(d)	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	213

Financial Highlights (continued)
INFLATION FOCUSED FUND

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)		4/20/2011(a) to 11/30/2011
Per Share Operating Performance

Net asset value, beginning of period	$14.30		$15.00

Investment operations:
Net investment income(b)	.19		.25
Net realized and unrealized gain (loss)	.21		(.57)

Total from investment operations	.40		(.32)

Distributions to shareholders from:
Net investment income	(.31)		(.38)

Net asset value, end of period	$14.39		$14.30

Total Return(c)	2.78	%(d)	(2.17	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.27	%(d)	.57	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.27	%(d)	.57	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.27	%(d)	.85	%(e)

Net investment income	1.32	%(d)	2.63	%(e)

Supplemental Data:

Net assets, end of period (000)	$3,614		$1,159
Portfolio turnover rate	55.65	%(d)	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

214	See Notes to Financial Statements.

Financial Highlights (continued)
INFLATION FOCUSED FUND

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)		4/20/2011(a) to 11/30/2011
Per Share Operating Performance

Net asset value, beginning of period	$14.31		$15.00

Investment operations:
Net investment income(b)	.20		.18
Net realized and unrealized gain (loss)	.20		(.54)

Total from investment operations	.40		(.36)

Distributions to shareholders from:
Net investment income	(.31)		(.33)

Net asset value, end of period	$14.40		$14.31

Total Return(c)	2.81	%(d)	(2.42	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.26	%(d)	1.29	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.26	%(d)	1.29	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.57	%(d)	6.08	%(e)

Net investment income	1.41	%(d)	1.70	%(e)

Supplemental Data:

Net assets, end of period (000)	$10		$10
Portfolio turnover rate	55.65	%(d)	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	215

Financial Highlights (concluded)
INFLATION FOCUSED FUND

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)		4/20/2011(a) to 11/30/2011
Per Share Operating Performance

Net asset value, beginning of period	$14.31		$15.00

Investment operations:
Net investment income(b)	.20		.19
Net realized and unrealized gain (loss)	.20		(.54)

Total from investment operations	.40		(.35)

Distributions to shareholders from:
Net investment income	(.31)		(.34)

Net asset value, end of period	$14.40		$14.31

Total Return(c)	2.80	%(d)	(2.36	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.27	%(d)	1.19	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.27	%(d)	1.19	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.52	%(d)	5.98	%(e)

Net investment income	1.39	%(d)	1.80	%(e)

Supplemental Data:

Net assets, end of period (000)	$13		$10
Portfolio turnover rate	55.65	%(d)	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

216	See Notes to Financial Statements.

Financial Highlights
SHORT DURATION INCOME FUND

	Class A Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$4.53		$4.64	$4.57	$3.97	$4.35	$4.30

Investment operations:
Net investment income(a)	.07		.15	.17	.20	.20	.18
Net realized and unrealized gain (loss)	.07		(.03)	.12	.62	(.38)	.05

Total from investment operations	.14		.12	.29	.82	(.18)	.23

Distributions to shareholders from:
Net investment income	(.10)		(.20)	(.20)	(.22)	(.20)	(.18)
Net realized gain	—		(.03)	(.02)	—	—	—

Total distributions	(.10)		(.23)	(.22)	(.22)	(.20)	(.18)

Net asset value, end of period	$4.57		$4.53	$4.64	$4.57	$3.97	$4.35

Total Return(b)	3.06	%(c)	2.58%	6.38%	21.30%	(4.57)%	5.38%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.29	%(c)	.59%	.60%	.68%	.80%	.91%

Expenses, including expense reductions and expenses reimbursed	.29	%(c)	.59%	.60%	.68%	.79%	.90%

Expenses, excluding expense reductions and expenses reimbursed	.29	%(c)	.59%	.60%	.68%	.80%	1.07%

Net investment income	1.53	%(c)	3.18%	3.63%	4.53%	4.67%	4.15%

Supplemental Data:

Net assets, end of period (000)	$8,743,985		$7,174,057	$5,280,795	$2,117,058	$194,420	$78,351
Portfolio turnover rate	55.53	%(c)	113.45%	143.47%	162.91%	208.09%	164.00%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	217

Financial Highlights (continued)
SHORT DURATION INCOME FUND

	Class B Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$4.53		$4.65	$4.58	$3.97	$4.35	$4.30

Investment operations:
Net investment income(a)	.05		.11	.14	.17	.17	.15
Net realized and unrealized gain (loss)	.08		(.03)	.11	.62	(.38)	.05

Total from investment operations	.13		.08	.25	.79	(.21)	.20

Distributions to shareholders from:
Net investment income	(.08)		(.17)	(.16)	(.18)	(.17)	(.15)
Net realized gain	—		(.03)	(.02)	—	—	—

Total distributions	(.08)		(.20)	(.18)	(.18)	(.17)	(.15)

Net asset value, end of period	$4.58		$4.53	$4.65	$4.58	$3.97	$4.35

Total Return(b)	2.88	%(c)	1.56%	5.56%	20.34%	(5.01)%	4.70%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.69	%(c)	1.39%	1.40%	1.48%	1.54%	1.56%

Expenses, including expense reductions and expenses reimbursed	.69	%(c)	1.39%	1.40%	1.48%	1.54%	1.55%

Expenses, excluding expense reductions and expenses reimbursed	.69	%(c)	1.39%	1.40%	1.48%	1.61%	1.73%

Net investment income	1.15	%(c)	2.42%	2.94%	3.96%	3.96%	3.51%

Supplemental Data:

Net assets, end of period (000)	$40,711		$42,947	$49,948	$39,422	$12,756	$7,379
Portfolio turnover rate	55.53	%(c)	113.45%	143.47%	162.91%	208.09%	164.00%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

218	See Notes to Financial Statements.

Financial Highlights (continued)
SHORT DURATION INCOME FUND

	Class C Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$4.55		$4.67	$4.60	$3.99	$4.37	$4.32

Investment operations:
Net investment income(a)	.06		.11	.13	.17	.17	.15
Net realized and unrealized gain (loss)	.07		(.03)	.13	.62	(.38)	.05

Total from investment operations	.13		.08	.26	.79	(.21)	.20

Distributions to shareholders from:
Net investment income	(.08)		(.17)	(.17)	(.18)	(.17)	(.15)
Net realized gain	—		(.03)	(.02)	—	—	—

Total distributions	(.08)		(.20)	(.19)	(.18)	(.17)	(.15)

Net asset value, end of period	$4.60		$4.55	$4.67	$4.60	$3.99	$4.37

Total Return(b)	2.93	%(c)	1.63%	5.55%	20.21%	(4.98)%	4.70%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.63	%(c)	1.32%	1.37%	1.48%	1.54%	1.56%

Expenses, including expense reductions and expenses reimbursed	.63	%(c)	1.32%	1.37%	1.48%	1.54%	1.55%

Expenses, excluding expense reductions and expenses reimbursed	.63	%(c)	1.32%	1.37%	1.48%	1.61%	1.73%

Net investment income	1.19	%(c)	2.46%	2.85%	3.69%	3.94%	3.51%

Supplemental Data:

Net assets, end of period (000)	$5,697,678		$4,608,098	$3,499,490	$1,154,440	$67,249	$33,081
Portfolio turnover rate	55.53	%(c)	113.45%	143.47%	162.91%	208.09%	164.00%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	219

Financial Highlights (continued)
SHORT DURATION INCOME FUND

	Class F Shares

	Six Months Ended 5/31/2012 (unaudited)
							9/28/2007(a) to 11/30/2007
			Year Ended 11/30

			2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$4.52		$4.64	$4.57	$3.96	$4.34	$4.29

Investment operations:
Net investment income(b)	.07		.15	.17	.20	.20	.03
Net realized and unrealized gain (loss)	.08		(.03)	.12	.63	(.37)	.05

Total from investment operations	.15		.12	.29	.83	(.17)	.08

Distributions to shareholders from:
Net investment income	(.10)		(.21)	(.20)	(.22)	(.21)	(.03)
Net realized gain	—		(.03)	(.02)	—	—	—

Total distributions	(.10)		(.24)	(.22)	(.22)	(.21)	(.03)

Net asset value, end of period	$4.57		$4.52	$4.64	$4.57	$3.96	$4.34

Total Return(c)	3.34	%(d)	2.45%	6.48%	21.42%	(4.21)%	1.90	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.24	%(d)	.49%	.50%	.58%	.61%	.11	%(d)

Expenses, including expense reductions and expenses reimbursed	.24	%(d)	.49%	.50%	.58%	.61%	.12	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.24	%(d)	.49%	.50%	.58%	.64%	.15	%(d)

Net investment income	1.58	%(d)	3.27%	3.70%	4.55%	4.94%	.73	%(d)

Supplemental Data:

Net assets, end of period (000)	$5,393,024		$3,853,610	$2,382,845	$499,721	$1,644	$10
Portfolio turnover rate	55.53	%(d)	113.45%	143.47%	162.91%	208.09%	164.00%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

220	See Notes to Financial Statements.

Financial Highlights (continued)
SHORT DURATION INCOME FUND

	Class I Shares

	Six Months Ended 5/31/2012 (unaudited)

			Year Ended 11/30

			2011	2010	2009	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$4.52		$4.64	$4.57	$3.96	$4.35	$4.30

Investment operations:
Net investment income(a)	.07		.15	.18	.21	.21	.19
Net realized and unrealized gain (loss)	.08		(.03)	.12	.63	(.37)	.05

Total from investment operations	.15		.12	.30	.84	(.16)	.24

Distributions to shareholders from:
Net investment income	(.10)		(.21)	(.21)	(.23)	(.23)	(.19)
Net realized gain	—		(.03)	(.02)	—	—	—

Total distributions	(.10)		(.24)	(.23)	(.23)	(.23)	(.19)

Net asset value, end of period	$4.57		$4.52	$4.64	$4.57	$3.96	$4.35

Total Return(b)	3.39	%(c)	2.55%	6.59%	21.57%	(3.92)%	5.75%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.19	%(c)	.39%	.40%	.49%	.55%	.56%

Expenses, including expense reductions and expenses reimbursed	.19	%(c)	.39%	.40%	.49%	.54%	.55%

Expenses, excluding expense reductions and expenses reimbursed	.19	%(c)	.39%	.40%	.49%	.63%	.73%

Net investment income	1.63	%(c)	3.35%	3.82%	4.66%	4.99%	4.51%

Supplemental Data:

Net assets, end of period (000)	$895,382		$642,022	$252,030	$65,851	$488	$548
Portfolio turnover rate	55.53	%(c)	113.45%	143.47%	162.91%	208.09%	164.00%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	221

Financial Highlights (continued)
SHORT DURATION INCOME FUND

	Class R2 Shares

	Six Months Ended 5/31/2012 (unaudited)				7/21/2009(a) to 11/30/2009
			Year Ended 11/30

			2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$4.53		$4.64	$4.58	$4.46

Investment operations:
Net investment income(b)	.06		.13	.15	.06
Net realized and unrealized gain (loss)	.08		(.03)	.11	.14

Total from investment operations	.14		.10	.26	.20

Distributions to shareholders from:
Net investment income	(.09)		(.18)	(.18)	(.08)
Net realized gain	—		(.03)	(.02)	—

Total distributions	(.09)		(.21)	(.20)	(.08)

Net asset value, end of period	$4.58		$4.53	$4.64	$4.58

Total Return(c)	3.09	%(d)	2.18%	5.73%	4.56	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.49	%(d)	.99%	1.00%	.72	%(e)

Expenses, including expense reductions and expenses reimbursed	.49	%(d)	.99%	1.00%	.72	%(e)

Expenses, excluding expense reductions and expenses reimbursed	.49	%(d)	.99%	1.00%	.90	%(e)

Net investment income	1.35	%(d)	2.78%	3.21%	3.42	%(e)

Supplemental Data:

Net assets, end of period (000)	$6,444		$4,883	$1,613	$256
Portfolio turnover rate	55.53	%(d)	113.45%	143.47%	162.91%

(a)	Commencement of operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

222	See Notes to Financial Statements.

Financial Highlights (concluded)
SHORT DURATION INCOME FUND

	Class R3 Shares

	Six Months Ended 5/31/2012 (unaudited)				7/21/2009(a) to 11/30/2009
			Year Ended 11/30

			2011	2010
Per Share Operating Performance

Net asset value, beginning of period	$4.53		$4.65	$4.58	$4.46

Investment operations:
Net investment income(b)	.06		.13	.15	.07
Net realized and unrealized gain (loss)	.08		(.03)	.13	.13

Total from investment operations	.14		.10	.28	.20

Distributions to shareholders from:
Net investment income	(.09)		(.19)	(.19)	(.08)
Net realized gain	—		(.03)	(.02)	—

Total distributions	(.09)		(.22)	(.21)	(.08)

Net asset value, end of period	$4.58		$4.53	$4.65	$4.58

Total Return(c)	3.15	%(d)	2.09%	6.07%	4.53	%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.42	%(d)	.87%	.90%	.98	%(e)

Expenses, including expense reductions and expenses reimbursed	.42	%(d)	.87%	.90%	.98	%(e)

Expenses, excluding expense reductions and expenses reimbursed	.42	%(d)	.87%	.90%	.99	%(e)

Net investment income	1.40	%(d)	2.94%	3.28%	3.95	%(e)

Supplemental Data:

Net assets, end of period (000)	$34,851		$17,885	$12,586	$2,008
Portfolio turnover rate	55.53	%(d)	113.45%	143.47%	162.91%

(a)	Commencement of operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	223

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of twelve funds. This report covers the following six funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes

Lord Abbett Convertible Fund (“Convertible Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, B, C, F, I, R2 and R3
Lord Abbett High Yield Fund (“High Yield Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Income Fund (“Income Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)*	A, C, F, I, R2 and R3
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, B, C, F, I, P, R2 and R3

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Income Fund and Short Duration Income Fund have not issued Class P shares.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2008 through November 30, 2011. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative

Notes to Financial Statements (unaudited)(continued)

proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. As of May 31, 2012, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund had open forward foreign currency exchange contracts.

(h)

Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of May 31, 2012, only High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund had open futures contracts.

(i)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the

Notes to Financial Statements (unaudited)(continued)

transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)

Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)

Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)

Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund

Notes to Financial Statements (unaudited)(continued)

assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of May 31, 2012, the following Funds had unfunded loan commitments:

Security Name			Fund Name

	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund

VCPH Holdings Corp. Unsecured Bridge Loan	$3,300,000	$13,300,000	$1,200,000	$225,000	$15,275,000
ViaSystems, Inc. Bridge Term Loan	10,000,000	20,000,000	750,000	200,000	14,050,000
Wendy’s International, Inc. Delayed Draw Term Loan	3,550,620	—	—	—	—

Total	$16,850,620	$33,300,000	$1,950,000	$425,000	$29,325,000

(n)

Inflation-Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain on investments, futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

(o)

Credit Default Swaps–Inflation Focused Fund and Short Duration Income Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular

Notes to Financial Statements (unaudited)(continued)

sector of the market. During the period, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(p)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

Notes to Financial Statements (unaudited)(continued)

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing each Fund’s investments carried at fair value:

			Convertible Fund

Investment Type*	Level 1	Level 2	Level 3		Total

Common Stocks	$18,713,957	$—	$—		$18,713,957
Convertible Bonds	—	282,704,301	—		282,704,301
Convertible Preferred Stocks	60,955,107	8,706,850	—		69,661,957
Corporate Bond	—	467,875	—		467,875
Warrant	—	—	—	(1)	—	(1)
Repurchase Agreement	—	7,801,788	—		7,801,788

Total	$79,669,064	$299,680,814	$—	(1)	$379,349,878

(1) Valued at zero as of May 31, 2012.

			Floating Rate Fund

Investment Type*	Level 1	Level 2	Level 3		Total

Corporate Bonds	$—	$186,814,298	$—		$186,814,298
Floating Rate Loans	—	2,485,086,041	56,524,876		2,541,610,917
Non-Agency Commercial Mortgage-Backed Securities	—	39,579,232	—		39,579,232
Repurchase Agreement	—	49,118,000	—		49,118,000

Total	$—	$2,760,597,571	$56,524,876		$2,817,122,447

			High Yield Fund

Investment Type*	Level 1	Level 2	Level 3		Total

Common Stocks	$27,154,041	$—	$—		$27,154,041
Convertible Bonds	—	15,928,875	—		15,928,875
Convertible Preferred Stock	—	524,003	—		524,003
Floating Rate Loans	—	76,746,523	20,010,628		96,757,151
Foreign Bonds	—	71,835,948	—		71,835,948
Foreign Government Obligations	—	19,377,997	—		19,377,997
High Yield Corporate Bonds	—	1,683,322,419	169,266		1,683,491,685
Non-Agency Commercial Mortgage-Backed Securities	—	42,355,807	—		42,355,807
Preferred Stocks	12,043,083	4,006,750	—		16,049,833
Warrants	692,707	162,812	—		855,519
Repurchase Agreement	—	38,597,371	—		38,597,371

Total	$39,889,831	$1,952,858,505	$20,179,894		$2,012,928,230

Notes to Financial Statements (unaudited)(continued)

			High Yield Fund

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forward Foreign Currency Exchange Contracts
Assets	$—	$5,152,627	$—	$5,152,627
Liabilities	—	(472,179)	—	(472,179)
Futures Contracts
Assets	—	—	—	—
Liabilities	(66,890)	—	—	(66,890)

Total	$(66,890)	$4,680,448	$—	$4,613,558

				Income Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$111,323,760	$—	$111,323,760
Corporate Bonds	—	1,275,151,277	—	1,275,151,277
Floating Rate Loans	—	12,308,696	2,525,538	14,834,234
Foreign Bonds	—	4,070,210	—	4,070,210
Foreign Government Obligations	—	16,536,755	—	16,536,755
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	263,251	—	263,251
Government Sponsored Enterprises Pass-Throughs	—	149,033,599	—	149,033,599
Municipal Bonds	—	11,301,336	—	11,301,336
Non-Agency Commercial Mortgage- Backed Securities	—	92,758,768	—	92,758,768
Commercial Paper	—	3,986,132	—	3,986,132
Repurchase Agreements	—	76,032,465	—	76,032,465

Total	$—	$1,752,766,249	$2,525,538	$1,755,291,787

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$2,369,084	$—	$2,369,084
Liabilities	—	(11,625,487)	—	(11,625,487)
Futures Contracts	—	—	—	—
Assets	—	—	—	—
Liabilities	(457,327)	—	—	(457,327)

Total	$(457,327)	$(9,256,403)	$—	$(9,713,730)

			Inflation Focused Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$21,434,700	$—	$21,434,700
Corporate Bonds	—	133,154,851	—	133,154,851
Floating Rate Loans	—	3,125,073	416,830	3,541,903
Foreign Bond	—	618,907	—	618,907
Foreign Government Obligations	—	2,327,175	—	2,327,175
Government Sponsored Enterprises Bonds	—	2,975,436	—	2,975,436
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	7,265,762	—	7,265,762

Notes to Financial Statements (unaudited)(continued)

			Inflation Focused Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Government Sponsored Enterprises
Pass-Throughs	$—	$23,683,742	$—	$23,683,742
Municipal Bond	—	78,855	—	78,855
Non-Agency Commercial Mortgage- Backed Securities	—	64,475,048	—	64,475,048
Commercial Paper		1,168,324		1,168,324
Repurchase Agreements	—	18,847,393	—	18,847,393

Total	$—	$279,155,266	$416,830	$279,572,096

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$41,700	$—	$41,700
Liabilities	—	—	—	—
Futures Contracts
Assets	8,935	—	—	8,935
Liabilities	(69,259)	—	—	(69,259)
Credit Default Swaps
Assets	—	236	—	236
Liabilities	—	(61,095)	—	(61,095)
CPI Swaps
Assets	—	129,511	—	129,511
Liabilities	—	(5,855,848)	—	(5,855,848)

Total	$(60,324)	$(5,745,496)	$—	$(5,805,820)

			Short Duration Income Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$1,440,595,772	$—	$1,440,595,772
Corporate Bonds	—	9,783,574,020	—	9,783,574,020
Floating Rate Loans	—	243,090,458	32,466,544	275,557,002
Foreign Bonds	—	67,838,495	—	67,838,495
Foreign Government Obligations	—	169,429,797	—	169,429,797
Government Sponsored Enterprises Bonds	—	215,809,597	—	215,809,597
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	695,351,392	—	695,351,392
Government Sponsored Enterprises Pass-Throughs	—	1,607,237,274	—	1,607,237,274
Municipal Bonds	—	78,009,634	—	78,009,634
Non-Agency Commercial Mortgage- Backed Securities	—	5,161,568,716	—	5,161,568,716
Commercial Paper	—	132,851,324	—	132,851,324
Repurchase Agreements	—	1,047,599,268	—	1,047,599,268

Total	$—	$20,642,955,747	$32,466,544	$20,675,422,291

Notes to Financial Statements (unaudited)(continued)

		Short Duration Income Fund

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forward Foreign Currency Exchange Contracts
Assets	$—	$4,620,856	$—	$4,620,856
Liabilities	—	(671,079)	—	(671,079)
Futures Contracts
Assets	578,561	—	—	578,561
Liabilities	(5,973,043)	—	—	(5,973,043)
Credit Default Swaps
Assets	—	29,293	—	29,293
Liabilities	—	(4,234,301)	—	(4,234,301)

Total	$(5,394,482)	$(255,231)	$—	$(5,649,713)

* See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Floating Rate Fund	High Yield Fund	High Yield Fund

Investment Type	Floating Rate Loans	Floating Rate Loans	High Yield Corporate Bonds

Balance as of December 1, 2011	$81,980,032	$12,087,625	$127,500
Accrued discounts/premiums	15,116	9,671	—
Realized gain (loss)	44,741	44,911	—
Change in unrealized appreciation/depreciation	445,807	190,859	6,766
Purchases	51,741,500	18,736,000	—
Sales	(10,880,000)	(5,103,438)	—
Net transfers in or out of Level 3	(66,822,320)	(5,955,000)	35,000

Balance as of May 31, 2012	$56,524,876	$20,010,628	$169,266

Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund

Investment Type	Floating Rate Loans	Floating Rate Loans	Floating Rate Loans

Balance as of December 1, 2011	$—	$—	$—
Accrued discounts/premiums	4,450	570	56,952
Realized gain (loss)	106	12	1,358
Change in unrealized appreciation/depreciation	9,232	1,248	119,734
Purchases	2,516,250	415,500	32,346,000
Sales	(4,500)	(500)	(57,500)
Net transfers in or out of Level 3	—	—	—

Balance as of May 31, 2012	$2,525,538	$416,830	$32,466,544

(q)

Disclosures about Derivative Instruments and Hedging Activities–High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into forward foreign currency exchange contracts during the six months ended May 31, 2012 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Funds’ use of forward foreign currency exchange contracts involves the risk that Lord, Abbett & Co. LLC (“Lord Abbett”) will not accurately predict currency movements, and the

Notes to Financial Statements (unaudited)(continued)

Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Funds’ risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts during the for the six months ended May 31, 2012 (as described in note 2(h)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps during the six months ended May 31, 2012 (as described in note 2(n)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps during the period ended May 31, 2012 (as described in note 2(o)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of May 31, 2012, the High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

Notes to Financial Statements (unaudited)(continued)

	High Yield Fund			Income Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value

Forward Foreign Currency Exchange Contracts(2)	$—	$5,152,627	$5,152,627	$—	$2,369,084	$2,369,084

Total	$—	$5,152,627	$5,152,627	$—	$2,369,084	$2,369,084

Liability Derivatives

Futures Contracts(1)	$66,890	$—	$66,890	$457,327	$—	$457,327
Forward Foreign Currency Exchange Contracts(3)	—	472,179	472,179	—	11,625,487	11,625,487

Total	$66,890	$472,179	$539,069	$457,327	$11,625,487	$12,082,814

		Inflation Focused Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Inflation Linked Contracts	Credit Contracts	Fair Value

Futures Contracts(1)	$8,935	$—	$—	$—	$8,935
Forward Foreign Currency Exchange Contracts(2)	—	41,700	—	—	41,700
Credit Default Swaps(6)	—	—	—	236	236
CPI Swaps(4)	—	—	129,511	—	129,511

Total	$8,935	$41,700	$129,511	$236	$180,382

Liability Derivatives

Futures Contracts(1)	$69,259	$—	$—	$—	$69,259
Credit Default Swaps(6)	—	—		61,095	61,095
CPI Swaps(5)	—	—	5,855,848	—	5,855,848

Total	$69,259	$—	$5,855,848	$61,095	$5,986,202

	Short Duration Income Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value

Futures Contracts(1)	$578,561	$—	$—	$578,561
Forward Foreign Currency Exchange Contracts(2)	—	4,620,856	—	4,620,856
Credit Default Swaps(6)	—	—	29,293	29,293

Total	$578,561	$4,620,856	$29,293	$5,228,710

Notes to Financial Statements (unaudited)(continued)

	Short Duration Income Fund

Liability Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value

Futures Contracts(1)	$5,973,043	$—	$—	$5,973,043
Forward Foreign Currency Exchange Contracts(3)	—	671,079	—	671,079
Credit Default Swaps(6)	—	—	4,234,301	4,234,301

Total	$5,973,043	$671,079	$4,234,301	$10,878,423

(1)

Statements of Assets & Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2)	Statements of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets & Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets & Liabilities location: Unrealized appreciation on swaps.
(5)	Statements of Assets & Liabilities location: Unrealized depreciation on swaps.
(6)

Statements of Assets & Liabilities location: Includes unrealized appreciation/depreciation of credit default swaps as reported in the Schedule of Investments. Unrealized appreciation/depreciation comprised of the upfront payment less the swap agreements payable at fair value.

Transactions in derivative instruments during the six months ended May 31, 2012, were as follows:

	High Yield Fund			Income Fund

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total

Net Realized Gain (Loss)(1)
Futures Contracts	$(1,736,835)	$—	$(1,736,835)	$(6,440,046)	$—	$(6,440,046)
Forward Foreign Currency Exchange Contracts	—	3,506,289	3,506,289	—	2,799,228	2,799,228
Net Change in Unrealized Appreciation/ Depreciation(2)
Futures Contracts	$(66,890)	$—	$(66,890)	$1,269,981	$—	$1,269,981
Forward Foreign Currency Exchange Contracts	$—	$3,079,630	$3,079,630	$—	$6,386,786	$6,386,786
Average Number of Contracts/ Notional Amounts*
Futures Contracts(3)	128	—	128	886	—	886
Forward Foreign Currency Exchange Contracts(4)	$—	$110,927,327	$110,927,327	$—	$197,594,623	$197,594,623

Notes to Financial Statements (unaudited)(continued)

	Inflation Focused Fund

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Inflation Linked Contracts	Credit Contracts	Total

Net Realized Gain (Loss)(1)
Futures Contracts	$(254,517)	$—	$—	$—	$(254,517)
Forward Foreign Currency Exchange Contracts	—	1,011	—	—	1,011
Credit Default Swaps	—	—	—	5,544	5,544
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$(67,592)	$—	$—	$—	$(67,592)
Forward Foreign Currency Exchange Contracts		41,700	—		41,700
Credit Default Swaps	—	—		(60,859)	(60,859)
CPI Swaps	—	—	(2,479,889)	—	(2,479,889)
Average Number of Contracts/ Notional Amounts*
Futures Contracts(3)	293	—	—	—	293
Forward Foreign Currency Exchange Contracts(4)	$—	$226,903	$—	$—	$226,903
Credit Default Swaps(4)	—	—	—	1,739,107	1,739,107
CPI Swaps(4)	—	—	359,775,715	—	359,775,715

Notes to Financial Statements (unaudited)(continued)

Short Duration Income Fund

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Total

Net Realized Gain (Loss)(1)
Futures Contracts	$(18,704,050)	$—	$—	$(18,704,050)
Forward Foreign Currency Exchange Contracts		2,994,307		2,994,307
Credit Default Swaps	—	—	671,852	671,852
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$(6,155,513)	$—	$—	$(6,155,513)
Forward Foreign Currency Exchange Contracts	—	2,259,150	—	2,259,150
Credit Default Swaps	—	—	(4,205,008)	(4,205,008)
Average Number of Contracts/ Notional Amounts*
Futures Contracts(3)	26,897	—	—	26,897
Forward Foreign Currency Exchange Contracts(4)	$—	$94,860,533	$—	$94,860,533
Credit Default Swaps(4)	—	—	134,768,460	134,768,460

*	Calculated based on the number of contracts or notional amounts during the six months ended May 31, 2012.
(1)	Statements of Operations location: Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions.
(2)

Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments, swaps and translation of assets and liabilities denominated in foreign currencies.

(3)	Amount represents number of contracts.
(4)	Amount represents notional amounts in U.S. dollars.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees
The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

Floating Rate Fund
First $1 billion	.50%
Over $1 billion	.45%

High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%

Income Fund
First $3 billion	.50%
Over $3 billion	.45%

Inflation Focused Fund
First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

Short Duration Income Fund
First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended May 31, 2012, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Effective Management Fee

Convertible Fund	.64%
Floating Rate Fund	.47%
High Yield Fund	.57%
Income Fund	.47%
Inflation Focused Fund	.40%
Short Duration Income Fund	.26%

Effective December 30, 2011, Lord Abbett voluntarily agreed to waive all or a portion of Convertible Fund’s management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class excluding 12b-1 fees, do not exceed the annual rate of .86%. Lord Abbett may discontinue the voluntary waiver and/or reimbursement or change the level of its voluntary waiver and/or reimbursement at any time.

For the period ended May 31, 2012 and continuing through March 31, 2013, Lord Abbett contractually agreed to waive all or a portion of High Yield Fund’s management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .78%.

Effective April 1, 2012 and continuing through March 31, 2013, Lord Abbett has contractually agreed to waived all or a portion of Income Fund’s management fee and, if necessary, reimbursed the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .58%.

For the period ended May 31, 2012 and continuing through March 31, 2013, Lord Abbett contractually agreed to waive all or a portion of Inflation Focused Income Fund’s management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of ..55%.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board of Trustees.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

The Funds, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of May 31, 2012, the percentages of Convertible Fund’s, High Yield Fund’s and Short Duration Income Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds

Fund of Funds	Convertible Fund	High Yield Fund	Short Duration Income Fund

Lord Abbett Balanced Strategy Fund	33.80%	15.18%	.10%
Lord Abbett Diversified Income Strategy Fund	14.65%	8.60%	.56%
Lord Abbett Growth & Income Strategy Fund	—	7.36%	.10%
Lord Abbett Global Allocation Fund	—	1.07%	—

12b-1 Distribution Plan
Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3

Service	.15%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)

The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2012:

	Distributor Commissions	Dealers’ Concessions

Convertible Fund	$2,316	$14,609
Floating Rate Fund	64,243	410,015
High Yield Fund	114,926	713,649
Income Fund	166,696	920,507
Inflation Focused Fund	30,282	180,094
Short Duration Income Fund	1,693,079	10,278,773

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following amount of CDSCs for the six months ended May 31, 2012:

	Class A	Class C

Convertible Fund	$—	$3,993
Floating Rate Fund	60,697	87,733
High Yield Fund	22,465	29,054
Income Fund	37,317	26,499
Inflation Focused Fund	2,122	7,914
Short Duration Income Fund	600,035	763,794

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2012 and the fiscal year ended November 30, 2011 was as follows:

	Convertible Fund		Floating Rate Fund

	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011

Distributions paid from:
Ordinary income	$6,201,989	$10,174,690	$76,189,946	$178,892,591
Net long-term capital gains	—	—	—	4,794,790

Total distributions paid	$6,201,989	$10,174,690	$76,189,946	$183,687,381

	High Yield Fund		Income Fund

	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011

Distributions paid from:
Ordinary income	$74,451,101	$105,995,876	$36,484,743	$54,797,000
Net long-term capital gains	12,482,112	—	9,822,882	—

Total distributions paid	$86,933,213	$105,995,876	$46,307,625	$54,797,000

Notes to Financial Statements (unaudited)(continued)

	Inflation Focused Fund		Short Duration Income Fund

	Six Months Ended 5/31/2012 (unaudited)	Period Ended 11/30/2011*	Six Months Ended 5/31/2012 (unaudited)	Year Ended 11/30/2011

Distributions paid from:
Ordinary income	$3,496,110	$2,767,912	$375,532,148	$633,036,217
Net long-term capital gains	—	—	—	2,829,913

Total distributions paid	$3,496,110	$2,767,912	$375,532,148	$635,866,130

*	For the period April, 20, 2011 (commencement of operations) to November 30, 2011.

As of November 30, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2017	2018	2019	Indefinite	Total

Convertible Fund	$13,172,324	$—	$—	$—	$13,172,324
Floating Rate Fund	—	—	19,049,525	—	19,049,525
Inflation Focused Fund	—	—	—	865,559	865,559
Short Duration Income Fund	—	—	1,592,020	—	1,592,020

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of May 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Floating Rate Fund

Tax cost	$391,219,916	$2,868,275,737

Gross unrealized gain	12,619,855	18,469,758
Gross unrealized loss	(24,489,893)	(69,623,048)

Net unrealized security loss	$(11,870,038)	$(51,153,290)

	High Yield Fund	Income Fund

Tax cost	$2,019,948,772	$1,687,610,868

Gross unrealized gain	48,179,811	77,435,890
Gross unrealized loss	(55,200,353)	(9,754,971)

Net unrealized security gain (loss)	$(7,020,542)	$67,680,919

	Inflation Focused Fund	Short Duration Income Fund

Tax cost	$279,652,323	$20,621,956,535

Gross unrealized gain	1,138,938	148,542,731
Gross unrealized loss	(1,219,165)	(95,076,975)

Net unrealized security gain (loss)	$(80,227)	$53,465,756

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization of premium and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2012 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales

Convertible Fund	$—	$242,889,211	$—	$179,094,761
Floating Rate Fund	—	993,158,579	—	1,215,590,595
High Yield Fund	—	1,517,129,834	—	1,130,031,573
Income Fund	1,681,605,259	774,912,466	1,651,100,514	443,069,732
Inflation Focused Fund	52,537,608	184,329,509	25,811,896	71,455,023
Short Duration Income Fund	3,327,995,074	10,558,919,312	2,053,396,711	7,737,915,790

*	Includes U.S. Government sponsored enterprises securities.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Funds and certain other funds managed (the “participating funds”) by Lord Abbett entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Funds’ Statements of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2012, there were no loans outstanding pursuant to this Facility.

For the period from February 3, 2011 through April 1, 2012, the Convertible Fund, Floating Rate Fund, High Yield Fund and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the Facility of

Notes to Financial Statements (unaudited)(continued)

.125% of the amount available under the Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of Convertible Fund’s, High Yield Fund’s, Income Fund’s and Short Duration Income Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Notes to Financial Statements (unaudited)(continued)

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

Inflation Focused Fund and Short Duration Income Fund may invest in credit default swap contracts. The risks associated with the Funds’ investment in credit default swaps are greater than if the Funds invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund may invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect each Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	542,471	$5,892,084	5,570,626	$65,327,440
Converted from Class B*	75,408	819,374	147,729	1,675,207
Reinvestment of distributions	85,511	899,350	224,594	2,575,880
Shares reacquired	(2,267,323)	(24,134,081)	(5,889,490)	(64,776,728)

Increase (decrease)	(1,563,933)	$(16,523,273)	53,459	$4,801,799

Notes to Financial Statements (unaudited)(continued)

Convertible Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class B Shares	Shares	Amount	Shares	Amount

Shares sold	3,187	$34,255	31,349	$368,036
Reinvestment of distributions	3,942	41,045	10,994	126,095
Shares reacquired	(84,343)	(904,990)	(181,445)	(2,047,619)
Converted to Class A*	(75,626)	(819,374)	(148,202)	(1,675,207)

Decrease	(152,840)	$(1,649,064)	(287,304)	$(3,228,695)

Class C Shares

Shares sold	271,229	$2,927,943	1,366,230	$16,032,399
Reinvestment of distributions	44,217	461,169	89,383	1,018,413
Shares reacquired	(838,879)	(8,967,255)	(1,580,199)	(17,605,374)

Decrease	(523,433)	$(5,578,143)	(124,586)	$(554,562)

Class F Shares

Shares sold	1,229,755	$13,098,532	4,697,352	$55,544,770
Reinvestment of distributions	43,590	459,173	85,223	982,247
Shares reacquired	(1,162,179)	(12,356,542)	(4,240,563)	(47,176,451)

Increase	111,166	$1,201,163	542,012	$9,350,566

Class I Shares

Shares sold	8,628,792	$91,261,155	10,432,017	$110,194,534
Reinvestment of distributions	348,698	3,700,310	295,785	3,354,644
Shares reacquired	(1,195,886)	(13,078,078)	(4,707,138)	(52,471,701)

Increase	7,781,604	$81,883,387	6,020,664	$61,077,477

Class P Shares

Shares sold	207	$2,270	467	$5,292
Reinvestment of distributions	38	399	79	912
Shares reacquired	(297)	(3,257)	(6,302)	(75,860)

Decrease	(52)	$(588)	(5,756)	$(69,656)

Class R2 Shares

Shares sold	1,190	$12,955	7,100	$82,345
Reinvestment of distributions	14	146	26	308
Shares reacquired	(1,487)	(15,963)	(3,949)	(42,949)

Increase (decrease)	(283)	$(2,862)	3,177	$39,704

Class R3 Shares

Shares sold	14,914	$158,584	49,459	$584,139
Reinvestment of distributions	1,162	12,160	2,033	23,180
Shares reacquired	(12,397)	(137,273)	(53,005)	(630,681)

Increase (decrease)	3,679	$33,471	(1,513)	$(23,362)

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	27,061,138	$248,079,687	127,491,073	$1,192,237,331
Reinvestment of distributions	2,684,786	24,662,691	6,389,472	59,010,194
Shares reacquired	(30,228,159)	(275,666,788)	(123,977,009)	(1,129,283,699)

Increase (decrease)	(482,235)	$(2,924,410)	9,903,536	$121,963,826

Class C Shares

Shares sold	8,903,456	$81,992,627	59,741,974	$559,539,061
Reinvestment of distributions	1,570,692	14,437,258	3,086,344	28,466,095
Shares reacquired	(13,113,804)	(120,203,163)	(38,647,470)	(350,880,301)

Increase (decrease)	(2,639,656)	$(23,773,278)	24,180,848	$237,124,855

Class F Shares

Shares sold	22,455,121	$205,336,061	91,093,891	$850,677,054
Reinvestment of distributions	1,513,676	13,888,174	3,291,369	30,364,026
Shares reacquired	(20,434,616)	(186,937,443)	(86,600,351)	(791,530,752)

Increase	3,534,181	$32,286,792	7,784,909	$89,510,328

Class I Shares

Shares sold	4,153,152	$38,135,856	27,366,538	$249,974,134
Reinvestment of distributions	296,957	2,737,294	1,038,603	9,570,354
Shares reacquired	(22,765,102)	(207,435,669)	(18,581,594)	(167,959,600)

Increase (decrease)	(18,314,993)	$(166,562,519)	9,823,547	$91,584,888

Class R2 Shares

Shares sold	25,405	$229,819	72,319	$677,735
Reinvestment of distributions	515	4,738	1,909	17,854
Shares reacquired	(12,858)	(117,002)	(66,400)	(618,467)

Increase	13,062	$117,555	7,828	$77,122

Class R3 Shares

Shares sold	74,432	$679,019	123,629	$1,151,045
Reinvestment of distributions	4,073	37,467	5,082	46,566
Shares reacquired	(25,281)	(230,145)	(41,300)	(369,806)

Increase	53,224	$486,341	87,411	$827,805

Notes to Financial Statements (unaudited)(continued)

High Yield Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	38,557,180	$292,138,218	56,206,939	$429,202,131
Converted from Class B*	113,654	866,883	528,086	4,121,773
Reinvestment of distributions	2,891,244	21,970,715	3,412,852	26,403,919
Shares reacquired	(24,403,886)	(186,117,680)	(43,068,262)	(331,309,736)

Increase	17,158,192	$128,858,136	17,079,615	$128,418,087

Class B Shares

Shares sold	78,320	$591,253	148,422	$1,136,467
Reinvestment of distributions	79,163	597,865	147,545	1,138,521
Shares reacquired	(200,935)	(1,524,985)	(719,368)	(5,561,436)
Converted to Class A*	(114,103)	(866,883)	(530,126)	(4,121,773)

Decrease	(157,555)	$(1,202,750)	(953,527)	$(7,408,221)

Class C Shares

Shares sold	9,388,755	$71,223,638	12,057,012	$92,314,529
Reinvestment of distributions	787,065	5,946,922	951,164	7,303,087
Shares reacquired	(2,792,319)	(21,155,738)	(5,771,820)	(44,114,242)

Increase	7,383,501	$56,014,822	7,236,356	$55,503,374

Class F Shares

Shares sold	20,500,466	$155,206,130	24,371,596	$187,679,495
Reinvestment of distributions	1,102,695	8,374,947	1,024,123	7,872,925
Shares reacquired	(10,743,298)	(81,971,970)	(12,770,776)	(97,861,571)

Increase	10,859,863	$81,609,107	12,624,943	$97,690,849

Class I Shares

Shares sold	35,919,602	$271,999,006	39,750,511	$302,499,596
Reinvestment of distributions	4,314,210	32,955,405	5,295,066	41,087,693
Shares reacquired	(24,433,223)	(188,629,393)	(21,483,128)	(164,066,400)

Increase	15,800,589	$116,325,018	23,562,449	$179,520,889

Class P Shares

Shares sold	14,893	$114,398	48,678	$383,162
Reinvestment of distributions	6,386	49,108	10,023	78,383
Shares reacquired	(11,443)	(88,932)	(32,171)	(246,840)

Increase	9,836	$74,574	26,530	$214,705

Notes to Financial Statements (unaudited)(continued)

High Yield Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class R2 Shares	Shares	Amount	Shares	Amount

Shares sold	152,000	$1,162,810	310,822	$2,423,768
Reinvestment of distributions	1,319	10,065	1,611	12,455
Shares reacquired	(161,491)	(1,241,400)	(155,739)	(1,206,056)

Increase (decrease)	(8,172)	$(68,525)	156,694	$1,230,167

Class R3 Shares

Shares sold	677,345	$5,201,278	1,649,845	$12,858,979
Reinvestment of distributions	91,640	700,001	102,940	796,629
Shares reacquired	(266,718)	(2,057,234)	(760,808)	(5,958,989)

Increase	502,267	$3,844,045	991,977	$7,696,619

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Income Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	77,240,179	$224,097,693	87,605,903	$252,433,351
Converted from Class B*	172,871	500,684	1,253,434	3,596,537
Reinvestment of distributions	8,186,161	23,701,546	10,308,618	29,652,075
Shares reacquired	(33,175,931)	(95,987,679)	(68,215,605)	(195,924,056)

Increase	52,423,280	$152,312,244	30,952,350	$89,757,907

Class B Shares

Shares sold	309,979	$900,899	635,094	$1,826,963
Reinvestment of distributions	135,844	392,934	228,900	658,831
Shares reacquired	(709,330)	(2,058,081)	(1,524,729)	(4,380,636)
Converted to Class A*	(172,670)	(500,684)	(1,251,659)	(3,596,537)

Decrease	(436,177)	$(1,264,932)	(1,912,394)	$(5,491,379)

Class C Shares

Shares sold	28,255,270	$82,345,921	29,770,800	$86,095,085
Reinvestment of distributions	1,677,166	4,873,815	1,787,101	5,159,397
Shares reacquired	(7,150,981)	(20,836,109)	(16,021,443)	(46,134,781)

Increase	22,781,455	$66,383,627	15,536,458	$45,119,701

Class F Shares

Shares sold	61,008,685	$176,509,950	66,101,751	$190,470,646
Reinvestment of distributions	1,947,727	5,639,919	1,441,333	4,144,068
Shares reacquired	(26,998,355)	(78,335,597)	(32,478,785)	(93,194,782)

Increase	35,958,057	$103,814,272	35,064,299	$101,419,932

Class I Shares

Shares sold	5,710,779	$16,616,839	19,351,708	$55,376,800
Reinvestment of distributions	159,462	462,477	180,996	518,697
Shares reacquired	(4,533,099)	(13,291,441)	(9,569,438)	(27,343,516)

Increase	1,337,142	$3,787,875	9,963,266	$28,551,981

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class R2 Shares	Shares	Amount	Shares	Amount

Shares sold	88,106	$258,878	393,665	$1,138,875
Reinvestment of distributions	821	2,402	314	910
Shares reacquired	(105,400)	(308,414)	(288,786)	(840,103)

Increase (decrease)	(16,473)	$(47,134)	105,193	$299,682

Class R3 Shares

Shares sold	1,615,172	$4,716,151	1,228,312	$3,545,703
Reinvestment of distributions	47,981	139,557	36,807	106,342
Shares reacquired	(329,633)	(957,926)	(596,898)	(1,710,599)

Increase	1,333,520	$3,897,782	668,221	$1,941,446

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Inflation Focused Fund	Six Months Ended May 31, 2012 (unaudited)		Period Ended November 30, 2011†

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	6,737,619	$98,223,490	9,850,165	$146,384,242
Reinvestment of distributions	143,763	2,087,921	107,740	1,551,034
Shares reacquired	(3,403,881)	(49,453,097)	(2,850,943)	(41,330,135)

Increase	3,477,501	$50,858,314	7,106,962	$106,605,141

Class C Shares

Shares sold	1,470,367	$21,524,597	1,277,488	$18,862,424
Reinvestment of distributions	17,813	259,108	10,613	152,784
Shares reacquired	(121,751)	(1,768,634)	(86,072)	(1,237,001)

Increase	1,366,429	$20,015,071	1,202,029	$17,778,207

Class F Shares

Shares sold	5,493,360	$80,496,001	1,422,755	$21,103,434
Reinvestment of distributions	31,294	455,013	7,642	110,147
Shares reacquired	(482,419)	(7,011,754)	(374,158)	(5,363,934)

Increase	5,042,235	$73,939,260	1,056,239	$15,849,647

Class I Shares

Shares sold	181,403	$2,650,975	85,213	$1,259,526
Reinvestment of distributions	1,372	19,881	981	14,215
Shares reacquired	(12,772)	(184,434)	(5,150)	(75,714)

Increase	170,003	$2,486,422	81,044	$1,198,027

Class R2 Shares

Shares sold	—	$—	671	$10,065
Reinvestment of distributions	15	215	15	222

Increase	15	$215	686	$10,287

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011†

Class R3 Shares	Shares	Amount	Shares	Amount

Shares sold	189	$2,767	671.003	$10,065
Reinvestment of distributions	16	240	15.655	228

Increase	205	$3,007	686.658	$10,293

†	For the period April 20, 2011 (commencement of operations) to November 30, 2011.

Short Duration Income Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	623,445,606	$2,856,428,104	963,508,143	$4,417,066,040
Converted from Class B*	252,763	1,156,608	742,769	3,394,281
Reinvestment of distributions	29,854,830	136,793,109	51,459,248	235,775,074
Shares reacquired	(327,059,157)	(1,494,923,424)	(568,429,848)	(2,604,875,334)

Increase	326,494,042	$1,499,454,397	447,280,312	$2,051,360,061

Class B Shares

Shares sold	369,324	$1,692,975	1,341,907	$6,169,161
Reinvestment of distributions	116,630	535,480	300,411	1,379,871
Shares reacquired	(821,714)	(3,768,800)	(2,172,366)	(9,983,267)
Converted to Class A*	(252,445)	(1,156,608)	(741,408)	(3,394,281)

Decrease	(588,205)	$(2,696,953)	(1,271,456)	$(5,828,516)

Class C Shares

Shares sold	320,378,023	$1,477,246,100	446,914,768	$2,062,065,357
Reinvestment of distributions	14,839,416	68,438,814	25,817,435	119,058,785
Shares reacquired	(109,170,684)	(503,085,981)	(210,273,015)	(969,895,826)

Increase	226,046,755	$1,042,598,933	262,459,188	$1,211,228,316

Class F Shares

Shares sold	540,936,580	$2,474,621,450	723,848,372	$3,317,146,828
Reinvestment of distributions	13,758,825	63,048,303	19,185,059	87,788,801
Shares reacquired	(226,899,479)	(1,038,022,138)	(404,739,095)	(1,852,234,404)

Increase	327,795,926	$1,499,647,615	338,294,336	$1,552,701,225

Class I Shares

Shares sold	111,924,523	$512,057,915	128,861,181	$588,862,571
Reinvestment of distributions	2,839,305	13,010,283	3,157,800	14,441,913
Shares reacquired	(60,835,555)	(278,206,987)	(44,393,164)	(202,919,756)

Increase	53,928,273	$246,861,211	87,625,817	$400,384,728

Class R2 Shares

Shares sold	479,887	$2,198,982	1,089,056	$5,005,687
Reinvestment of distributions	8,333	38,237	10,114	46,250
Shares reacquired	(158,193)	(725,582)	(368,210)	(1,692,804)

Increase	330,027	$1,511,637	730,960	$3,359,133

Notes to Financial Statements (unaudited)(concluded)

Short Duration Income Fund	Six Months Ended May 31, 2012 (unaudited)		Year Ended November 30, 2011

Class R3 Shares	Shares	Amount	Shares	Amount

Shares sold	5,603,964	$25,700,459	6,019,974	$27,607,860
Reinvestment of distributions	102,717	471,753	112,027	513,372
Shares reacquired	(2,042,880)	(9,387,362)	(4,893,231)	(22,438,137)

Increase	3,663,801	$16,784,850	1,238,770	$5,683,095

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.	RECENT ACCOUNTING STANDARD

The Financial Accounting Standards Board issued amended guidance to improve disclosure of fair value measurements. Fair value measurements categorized as Level 3 will require quantitative information with respect to unobservable inputs and assumptions used, a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs, and enhanced disclosure of valuation policies and procedures. In addition, quantitative and qualitative disclosure will be required for all transfers in and out of Level 1 and Level 2. The amended guidance is effective for the first reporting period beginning after December 15, 2011. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

Approval of Advisory Contracts

Funds other than Inflation Focused Fund

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and similar funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the relevant performance universes, in each case as of various periods ended August 31, 2011.

As to Convertible Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the eight-month and one-year periods, and the fourth quintile for the three-year and five-year periods. The Board also observed that the investment performance was lower than that of the Lipper Convertible Securities Index for each of those periods.

As to Floating Rate Fund, the Board noted that the Fund had commenced investment operations on December 14, 2007 and commenced performance on December 31, 2007, and accordingly it was not possible to reach definitive conclusions regarding its investment performance or its operations generally. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the eight-month period and the fourth quintile of its performance universe for the one-year and three-year periods. The Board also observed that there was no Lipper index for the loan participation objective.

As to High Yield Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the eight-month and one-year periods, the first quintile for the three-year and five-year periods, and the second quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper High Current Yield Bond Index for the one-year period and higher than that of the Index for the eight-month, three-year, five-year, and ten-year periods.

As to Income Fund, the Board noted that in December 2007 the Fund changed its investment objective from seeking high current income consistent with reasonable risk to a high level of income consistent with preservation of capital and eliminated a fundamental investment restriction that prohibited it from investing in securities other than U.S. Government securities, resulting in the Fund being classified by Lipper as a BBB-rated corporate debt fund. The Board considered the investment performance of the Fund in relation to two different performance universes, the first consisting of BBB-rated corporate debt funds and the second consisting of A-rated corporate debt funds. As to the first performance universe, the Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the eight-month and ten-year periods and the first quintile for the one-year, three-year, and five-year periods. As to the first performance universe, the Board observed that the investment performance of the Class A shares was lower than that of the Lipper BBB-Rated Corporate Debt Index for the eight-month period and higher than that of the Index for the one-year, three-year, five-year, and ten-year periods. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of the second performance universe for the eight-month, one-year, three-year, five-year, and ten-year periods. The Board also observed that the investment performance was higher than that of the Lipper A-Rated Corporate Debt Index for each of those periods.

As to Short Duration Income Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the eight-month, one-year, three-year, five-year, and ten-year periods and higher than that of the Lipper Short Investment-Grade Debt Index for each of those periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board noted that Lord Abbett had made changes to the management of Convertible Fund in 2009, naming Christopher J. Towle portfolio manager and integrating the personnel involved with the Fund more closely with other fixed income investment personnel. The Board also noted that High Yield Fund’s portfolio manager, Michael S. Goldstein, had left Lord Abbett in December 2010 and had been replaced by Mr. Towle and Stephen F. Rocco. In addition, the Board noted that Mr. Towle and Joel G. Serebransky assumed leadership of Floating Rate Fund following the departure of Elizabeth O. MacLean from Lord Abbett in March 2011. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparison or comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund. It also considered the amount and nature of the fees paid by shareholders.

As to Convertible Fund, the Board observed that for the fiscal year ended November 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately fourteen basis points above the peer group and the actual management and administrative services fees were approximately eleven basis points above the median of the peer group. The Board also observed that for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately twenty-five basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately twelve basis points above the median of the peer group, the total expense ratio of Class I was approximately ten basis points above the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately twelve basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately six basis points above the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class F shares or an equivalent class of shares, so Lipper had not provided an expense group comparison for Class F. The Board noted that the Lipper data did not reflect recent reductions in Class A and Class C 12b-1 fee rates. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer group. The Board also noted that in the future Lord Abbett will voluntarily waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.86%. The Board also noted that Lord Abbett could cease this voluntary arrangement at any time. The Board considered how those expense ratios would relate to those of the peer group.

As to Floating Rate Fund, the Board observed that for the fiscal year ended November 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately ten basis points below the median of the peer group and the actual management and administrative services fees were approximately eleven basis points below the median of the peer group. The Board observed that for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately twenty basis points below the median of the peer group, the total expense ratio of Class C was approximately thirteen basis points below the median of the peer group, the total expense ratio of Class F was approximately the same as the median of the peer group, the total expense ratio of Class I was approximately thirteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately thirty-seven basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 for only a portion of the fiscal year and that had it been operational for the entire fiscal year the expense ratio of Class R2 would have been approximately forty-three basis points higher. The Board noted that the Class A and Class C expense ratios did not fully reflect reductions in the Rule 12b-1 fee rates implemented during the fiscal year. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

As to High Yield Fund, the Board observed that for the fiscal year ended November 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately five basis points above the median of the peer group and the actual management and administrative services fees were approximately three basis points above the median of the peer group. The Board observed that for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately six basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately two basis points below the median of the peer group, the total expense ratio of Class F was approximately two basis points below the median of the peer group, the total expense ratio of Class I was approximately eight basis points above the median of the peer group, the total expense ratio of Class P was approximately five basis points above the median of the peer group, the total expense ratio of Class R2 was approximately twenty basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately ten basis points above the median of the peer group. The Board noted that the Class A and Class C expense ratios did not reflect a recent reduction in the Rule 12b-1 fee rate. The Board noted that effective September 26, 2011, the Fund and Lord Abbett entered into a management fee waiver and expense limitation agreement whereby Lord Abbett had agreed to limit the total expense ratio for each share class, excluding 12b-1 fees (if any), to no more than 0.78%. Lord Abbett proposed to renew the management fee waiver and expense limitation agreement through March 31, 2013. The Board considered how these expense ratios would relate to those of the peer group.

As to Income Fund, the Board considered the management fee and total expenses of the Fund in comparison to two peer groups, the first consisting of BBB-rated corporate debt funds and the second consisting of A-rated corporate debt funds. As to the first peer group, the Board observed that for the fiscal year ended November 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately five basis points above the median of the peer group and the actual management and administrative service fees were approximately nine basis points above the median of the peer group. The Board also observed that for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately one basis point below the median of the first peer group, the total expense ratio of Class B was approximately one basis point below the median of the first peer group, the total expense ratio of Class C was approximately eleven basis points below the median of the first peer group, the total expense ratio of Class F was approximately the same as the median of the first peer group, the total expense ratio of Class I was approximately three basis points above the median of the first peer group, the total expense ratio of Class R2 was approximately thirty-eight basis points below the median of the first peer group, and the total expense ratio of Class R3 was approximately seven basis points above the median of the first peer group. As to the second peer group, the Board observed that for the fiscal year ended November 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately four basis points above the median of the peer group and the actual management and administrative services fees were approximately three basis points above the median of the peer group. As to the second peer group, the Board observed that for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately six basis points below the median of the peer group, the total expense ratio of Class B was approximately the same as the median of the peer group, the total expense ratio of Class C was approximately eleven basis points below the median of the peer group, the total expense ratio of Class F was approximately two basis points below the median of the peer group, the total expense ratio of Class I was approximately five basis points above the median of the peer group, the total expense ratio of Class R2 was approximately forty basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately four basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 for the entire fiscal year and that had it been operational for the full fiscal year the expense ratio of Class R2 would have been approximately fifty-three basis points higher. The Board noted that the Class A and Class C expense ratios did not fully reflect reductions in the Rule 12b-1 fee rates implemented during the fiscal year. The Board noted that Lord Abbett proposed to enter into a new management fee waiver and expense limitation agreement whereby Lord Abbett would agree to limit the total expense ratio for each share class, excluding 12b-1 fees (if any), to no more than 0.58% through March 31, 2013. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

As to Short Duration Income Fund, the Board observed that for the fiscal year ended November 30, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately eight basis points below the median of the peer group and the actual management and administrative services fees were approximately nine basis points below the median of the peer group. The Board also observed that for the fiscal year ended November 30, 2010 the total expense ratio of Class A was approximately sixteen basis points below the median of the peer group, the total expense ratio of Class B was approximately twelve basis points below the median of the peer group, the total expense ratio of Class C was approximately fifteen basis points below the median of the peer group, the total expense ratio of Class F was approximately two basis points below the median of the peer group, the total expense ratio of Class I was approximately five basis points below the median of the peer group, the total expense ratio of Class R2 was approximately the same as the median of the peer group, and the total expense ratio of Class R3 was approximately ten basis points below the median of the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint(s) in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds and other Lord Abbett Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation.

Inflation Focused Fund

At the initial organizational meeting for the Fund, the Board, including all of the Trustees who are not interested persons of the Fund or Lord Abbett, considered whether to approve the proposed management agreement between the Fund and Lord Abbett. The Board received materials relating to the management agreement before and at the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions.

The materials received by the Board as to the Fund included, but were not limited to, (1) information provided by Lipper regarding the effective management fee rates and expense ratios for a group of funds with similar objectives (the “peer expense group”), (2) information regarding the distribution arrangements of the Fund, and (3) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business.

Investment Performance. Because the Fund had not yet begun operations, the Board was not able to review the Fund’s investment performance and compliance.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services to be performed by Lord Abbett and Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expected expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees to be paid by shareholders. The Board noted that Lord Abbett had proposed to enter into an agreement providing that Lord Abbett would waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, would not exceed an annual rate of 0.55% through March 31, 2013.

Profitability. Because the Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Fund. The Board took into account Lord Abbett’s overall profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund.

Economies of Scale. The Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. The Board concluded that the proposed management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees to be paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as was to be disclosed in the prospectus of the fund, had entered into revenue sharing arrangements with certain entities that were expected to distribute shares of the Fund and other Lord Abbett Funds.

After considering all of the relevant factors, the Board unanimously found that approval of the proposed management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve it. In considering whether to approve the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund
Lord Abbett Floating Rate Fund
Lord Abbett High Yield Fund
Lord Abbett Income Fund
Lord Abbett Inflation Focused Fund
Lord Abbett Short Duration Income Fund

LAIT-3-0512 (07/12)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 24, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 24, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 24, 2012